UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2023

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)
G Class (ACCYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	33.3%
Corporate Bonds	29.6%
U.S. Treasury Securities	17.2%
Collateralized Loan Obligations	4.9%
Asset-Backed Securities	4.3%
Collateralized Mortgage Obligations	3.4%
Sovereign Governments and Agencies	2.1%
Commercial Mortgage-Backed Securities	2.1%
Municipal Securities	1.7%
Preferred Stocks	0.9%
Bank Loan Obligations	0.1%
U.S. Government Agency Securities	0.1%
Short-Term Investments	5.4%
Other Assets and Liabilities	(5.1)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$948.60	$2.68	0.55%
I Class	$1,000	$949.10	$2.19	0.45%
A Class	$1,000	$947.50	$3.90	0.80%
C Class	$1,000	$943.90	$7.53	1.55%
R Class	$1,000	$946.30	$5.11	1.05%
R5 Class	$1,000	$949.60	$1.71	0.35%
G Class	$1,000	$951.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.25	$2.78	0.55%
I Class	$1,000	$1,022.75	$2.28	0.45%
A Class	$1,000	$1,021.00	$4.04	0.80%
C Class	$1,000	$1,017.25	$7.82	1.55%
R Class	$1,000	$1,019.75	$5.30	1.05%
R5 Class	$1,000	$1,023.25	$1.77	0.35%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 33.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.99%, (1-year H15T1Y plus 2.26%), 4/1/37	$18,381	$18,605
FHLMC, VRN, 5.57%, (1-year RFUCC plus 1.89%), 7/1/41	25,274	25,036
FHLMC, VRN, 5.77%, (1-year RFUCC plus 1.63%), 8/1/46	57,307	57,784
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	35,070	34,515
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	6,081	6,177
FNMA, VRN, 6.89%, (1-year RFUCC plus 1.61%), 4/1/46	141,120	144,083
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	17,430	16,353
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	174,007	174,505
		477,058
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 33.2%
FHLMC, 6.00%, 9/1/35	151,110	153,935
FHLMC, 2.00%, 6/1/36	2,095,294	1,812,900
FHLMC, 6.00%, 2/1/38	77,337	78,783
FHLMC, 3.50%, 2/1/49	2,140,765	1,866,678
FHLMC, 3.50%, 5/1/50	354,141	308,757
FHLMC, 2.50%, 10/1/50	1,728,579	1,383,393
FHLMC, 2.50%, 5/1/51	2,402,399	1,920,544
FHLMC, 3.50%, 5/1/51	659,490	573,964
FHLMC, 3.00%, 7/1/51	1,568,233	1,306,527
FHLMC, 2.00%, 8/1/51	2,015,835	1,541,079
FHLMC, 2.50%, 10/1/51	1,081,895	870,196
FHLMC, 3.00%, 12/1/51	479,747	398,019
FHLMC, 3.00%, 2/1/52	2,351,615	1,956,070
FHLMC, 3.50%, 5/1/52	1,209,708	1,053,710
FHLMC, 4.00%, 5/1/52	1,205,271	1,082,309
FHLMC, 4.00%, 5/1/52	641,727	572,228
FHLMC, 4.00%, 6/1/52	2,828,054	2,539,042
FHLMC, 5.00%, 7/1/52	839,136	797,848
FHLMC, 5.00%, 8/1/52	1,654,531	1,563,694
FHLMC, 4.50%, 10/1/52	2,865,975	2,635,169
FHLMC, 4.50%, 10/1/52	2,403,633	2,209,421
FHLMC, 6.00%, 11/1/52	3,095,165	3,071,879
FHLMC, 5.50%, 12/1/52	704,930	683,213
FHLMC, 6.00%, 1/1/53	1,885,833	1,865,138
FNMA, 6.00%, 12/1/33	110,041	111,275
FNMA, 2.00%, 5/1/36	994,900	859,610
FNMA, 2.00%, 11/1/36	3,255,095	2,797,592
FNMA, 2.50%, 12/1/36	2,304,490	2,044,537
FNMA, 2.00%, 1/1/37	1,349,564	1,161,132
FNMA, 6.00%, 9/1/37	118,217	120,212
FNMA, 6.00%, 11/1/37	114,284	116,172
FNMA, 4.50%, 4/1/39	125,470	118,604
FNMA, 4.50%, 5/1/39	360,667	340,932
FNMA, 6.50%, 5/1/39	51,452	52,869
FNMA, 4.50%, 10/1/39	599,876	567,042
FNMA, 4.00%, 8/1/41	520,632	477,026
6

	Principal Amount/Shares	Value
FNMA, 3.50%, 10/1/41	$382,675	$339,921
FNMA, 3.50%, 2/1/42	279,634	248,370
FNMA, 3.50%, 5/1/42	183,983	163,421
FNMA, 3.50%, 6/1/42	1,506,495	1,337,774
FNMA, 3.50%, 8/1/42	445,164	394,986
FNMA, 3.50%, 9/1/42	145,672	129,222
FNMA, 3.50%, 5/1/45	256,536	225,897
FNMA, 4.00%, 11/1/45	286,301	260,187
FNMA, 4.00%, 11/1/45	121,358	110,477
FNMA, 4.00%, 2/1/46	482,866	439,348
FNMA, 4.00%, 4/1/46	363,262	330,637
FNMA, 3.50%, 2/1/47	668,418	585,847
FNMA, 2.50%, 6/1/50	656,434	527,438
FNMA, 2.50%, 10/1/50	2,303,416	1,829,883
FNMA, 2.50%, 2/1/51	4,339,983	3,477,918
FNMA, 2.50%, 12/1/51	1,685,705	1,342,737
FNMA, 2.50%, 2/1/52	885,047	707,447
FNMA, 3.00%, 2/1/52	1,596,806	1,328,196
FNMA, 2.00%, 3/1/52	3,598,819	2,758,375
FNMA, 2.50%, 3/1/52	1,621,832	1,301,677
FNMA, 3.00%, 3/1/52	1,406,402	1,177,276
FNMA, 3.00%, 4/1/52	2,019,451	1,679,979
FNMA, 3.50%, 4/1/52	710,825	612,790
FNMA, 4.00%, 4/1/52	1,957,700	1,749,613
FNMA, 4.00%, 4/1/52	690,841	620,448
FNMA, 4.00%, 4/1/52	636,008	568,014
FNMA, 3.00%, 5/1/52	1,439,272	1,208,001
FNMA, 3.50%, 5/1/52	2,563,077	2,213,990
FNMA, 3.50%, 5/1/52	1,880,827	1,620,576
FNMA, 4.00%, 5/1/52	1,759,450	1,570,491
FNMA, 3.00%, 6/1/52	573,839	481,628
FNMA, 4.50%, 7/1/52	550,405	505,919
FNMA, 5.00%, 8/1/52	1,809,548	1,710,061
FNMA, 4.50%, 9/1/52	1,009,057	935,914
FNMA, 5.00%, 9/1/52	1,236,471	1,175,814
FNMA, 5.50%, 10/1/52	1,811,050	1,752,389
FNMA, 5.50%, 1/1/53	3,486,071	3,375,503
FNMA, 6.50%, 1/1/53	3,194,414	3,212,547
FNMA, 5.00%, 8/1/53	2,000,870	1,905,493
FNMA, 6.00%, 9/1/53	1,876,609	1,855,248
FNMA, 6.00%, 9/1/53	1,874,394	1,854,785
GNMA, 6.00%, TBA	1,933,000	1,915,482
GNMA, 6.50%, TBA	1,138,000	1,144,490
GNMA, 7.00%, 4/20/26	40	40
GNMA, 7.50%, 8/15/26	115	115
GNMA, 8.00%, 8/15/26	33	33
GNMA, 8.00%, 6/15/27	212	212
GNMA, 6.50%, 3/15/28	302	304
GNMA, 6.50%, 5/15/28	729	735
GNMA, 7.00%, 5/15/31	896	915
GNMA, 5.50%, 12/15/32	34,172	33,560
7

	Principal Amount/Shares	Value
GNMA, 4.50%, 8/15/33	$45,300	$42,992
GNMA, 6.00%, 9/20/38	39,474	41,007
GNMA, 5.50%, 11/15/38	41,898	41,178
GNMA, 5.50%, 11/15/38	17,272	16,807
GNMA, 6.00%, 1/20/39	9,205	9,493
GNMA, 4.50%, 4/15/39	61,701	58,348
GNMA, 4.50%, 6/15/39	146,226	140,113
GNMA, 4.50%, 1/15/40	106,009	101,324
GNMA, 4.50%, 4/15/40	91,779	87,646
GNMA, 4.50%, 12/15/40	172,371	164,866
GNMA, 3.50%, 6/20/42	446,962	400,035
GNMA, 3.00%, 4/20/50	575,476	491,173
GNMA, 3.00%, 5/20/50	587,669	501,455
GNMA, 3.00%, 6/20/50	1,277,826	1,088,738
GNMA, 3.00%, 7/20/50	1,122,586	957,256
GNMA, 2.00%, 10/20/50	5,606,332	4,462,525
GNMA, 2.50%, 11/20/50	2,246,770	1,799,510
GNMA, 2.50%, 2/20/51	2,364,707	1,936,856
GNMA, 3.50%, 6/20/51	1,165,590	1,027,815
GNMA, 2.50%, 9/20/51	1,536,306	1,257,704
GNMA, 2.50%, 12/20/51	1,392,471	1,139,938
GNMA, 4.50%, 9/20/52	3,989,398	3,691,595
GNMA, 4.50%, 10/20/52	3,202,249	2,961,222
GNMA, 5.00%, 4/20/53	1,974,243	1,871,993
GNMA, 5.50%, 4/20/53	2,318,769	2,252,401
UMBS, 5.00%, TBA	2,893,000	2,817,511
		123,095,123
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $132,897,814)		123,572,181
CORPORATE BONDS — 29.6%
Aerospace and Defense — 0.5%
Boeing Co., 5.81%, 5/1/50	388,000	351,672
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	212,996
RTX Corp., 4.125%, 11/16/28	619,000	577,604
RTX Corp., 3.125%, 7/1/50	220,000	137,049
RTX Corp., 5.375%, 2/27/53	120,000	108,732
TransDigm, Inc., 6.75%, 8/15/28(1)	511,000	503,712
		1,891,765
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	343,000	260,828
Automobiles — 1.1%
American Honda Finance Corp., 5.00%, 5/23/25	330,000	326,554
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	850,000	789,366
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	330,000	329,890
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	770,000	774,793
General Motors Financial Co., Inc., 2.75%, 6/20/25	929,000	874,976
Hyundai Capital America, 6.20%, 9/21/30(1)	267,000	263,145
Toyota Motor Credit Corp., 5.25%, 9/11/28	360,000	358,149
Toyota Motor Credit Corp., 4.55%, 5/17/30	570,000	540,528
		4,257,401
Banks — 4.5%
Banco Santander SA, 6.92%, 8/8/33	400,000	382,747
8

	Principal Amount/Shares	Value
Banco Santander SA, VRN, 1.72%, 9/14/27	$400,000	$349,953
Bank of America Corp., VRN, 5.82%, 9/15/29	565,000	558,300
Bank of America Corp., VRN, 2.88%, 10/22/30	1,097,000	914,618
Bank of America Corp., VRN, 2.57%, 10/20/32	305,000	234,516
Bank of America Corp., VRN, 4.57%, 4/27/33	675,000	599,623
Bank of America Corp., VRN, 5.29%, 4/25/34	430,000	400,360
Barclays PLC, VRN, 2.28%, 11/24/27	352,000	310,279
Barclays PLC, VRN, 6.69%, 9/13/34	200,000	195,364
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	345,000	335,292
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	415,000	398,728
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33(2)	166,000	164,988
Citigroup, Inc., VRN, 3.07%, 2/24/28	370,000	335,760
Citigroup, Inc., VRN, 3.52%, 10/27/28	239,000	216,340
Citigroup, Inc., VRN, 3.98%, 3/20/30	365,000	327,980
Citigroup, Inc., VRN, 4.41%, 3/31/31	230,000	206,957
Citigroup, Inc., VRN, 3.06%, 1/25/33	540,000	427,093
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)(2)	421,000	421,253
Credit Agricole SA, VRN, 4.00%, 1/10/33(1)	630,000	558,884
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	435,000	379,877
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	380,000	375,513
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	1,204,000	933,187
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	265,000	249,366
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	467,000	430,623
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,146,000	966,254
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	425,000	344,698
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	480,000	378,863
KeyBank NA, 3.40%, 5/20/26	425,000	381,020
KeyCorp, VRN, 3.88%, 5/23/25	380,000	366,397
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	359,000	355,881
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	350,000	268,476
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	168,000	163,060
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	380,000	365,306
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	294,000	285,792
Truist Bank, 3.625%, 9/16/25	250,000	236,291
Truist Bank, 3.30%, 5/15/26	521,000	480,875
Truist Bank, VRN, 2.64%, 9/17/29	334,000	310,197
U.S. Bancorp, VRN, 5.78%, 6/12/29	601,000	585,335
Wells Fargo & Co., VRN, 5.57%, 7/25/29	255,000	248,878
Wells Fargo & Co., VRN, 4.90%, 7/25/33	285,000	258,049
Wells Fargo & Co., VRN, 5.39%, 4/24/34	759,000	709,884
Wells Fargo & Co., VRN, 5.56%, 7/25/34	457,000	432,975
		16,845,832
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	995,000	912,559
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	803,000	700,356
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	180,000	159,288
PepsiCo, Inc., 1.625%, 5/1/30	230,000	184,914
		1,957,117
Biotechnology — 0.8%
AbbVie, Inc., 4.40%, 11/6/42	820,000	682,290
9

	Principal Amount/Shares	Value
Amgen, Inc., 4.05%, 8/18/29	$815,000	$756,890
Amgen, Inc., 5.25%, 3/2/33	485,000	463,855
Amgen, Inc., 5.65%, 3/2/53	525,000	491,728
Gilead Sciences, Inc., 5.55%, 10/15/53	520,000	500,334
		2,895,097
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,213,000	1,082,932
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	282,000	265,809
Standard Industries, Inc., 4.375%, 7/15/30(1)	514,000	426,231
		1,774,972
Capital Markets — 2.0%
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	465,000	453,988
Blue Owl Capital Corp., 3.40%, 7/15/26	87,000	78,049
Blue Owl Credit Income Corp., 3.125%, 9/23/26	240,000	211,109
Charles Schwab Corp., VRN, 5.85%, 5/19/34	455,000	433,121
Charles Schwab Corp., VRN, 6.14%, 8/24/34	200,000	194,661
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	144,000	141,734
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	760,000	671,290
Goldman Sachs Group, Inc., VRN, 3.62%, 3/15/28	361,000	333,218
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	421,000	382,485
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	445,000	333,784
Goldman Sachs Group, Inc., VRN, 2.65%, 10/21/32	340,000	262,586
Golub Capital BDC, Inc., 2.50%, 8/24/26	213,000	186,808
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(1)	192,000	180,954
Morgan Stanley, VRN, 2.63%, 2/18/26	385,000	366,546
Morgan Stanley, VRN, 5.12%, 2/1/29	165,000	158,958
Morgan Stanley, VRN, 5.16%, 4/20/29	372,000	358,040
Morgan Stanley, VRN, 2.70%, 1/22/31	580,000	474,509
Morgan Stanley, VRN, 2.51%, 10/20/32	735,000	562,654
Morgan Stanley, VRN, 5.42%, 7/21/34	196,000	184,970
Nasdaq, Inc., 5.55%, 2/15/34	347,000	331,387
Nasdaq, Inc., 5.95%, 8/15/53	153,000	143,031
UBS AG, 5.80%, 9/11/25	342,000	340,791
UBS Group AG, 4.28%, 1/9/28(1)	402,000	369,814
UBS Group AG, VRN, 6.30%, 9/22/34(1)	295,000	288,336
		7,442,823
Chemicals — 0.2%
Albemarle Corp., 4.65%, 6/1/27	504,000	480,801
CF Industries, Inc., 4.95%, 6/1/43	255,000	207,236
		688,037
Commercial Services and Supplies — 0.2%
Veralto Corp., 5.45%, 9/18/33(1)	520,000	503,300
Waste Connections, Inc., 3.20%, 6/1/32	430,000	357,025
		860,325
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	540,000	405,591
Consumer Staples Distribution & Retail†
United Natural Foods, Inc., 6.75%, 10/15/28(1)	157,000	119,893
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	325,000	209,696
Diversified REITs — 0.8%
Agree LP, 2.90%, 10/1/30	455,000	366,936
10

	Principal Amount/Shares	Value
Essex Portfolio LP, 3.00%, 1/15/30	$335,000	$278,795
Extra Space Storage LP, 5.50%, 7/1/30	184,000	178,073
Extra Space Storage LP, 2.20%, 10/15/30	165,000	128,076
Federal Realty OP LP, 3.50%, 6/1/30	515,000	438,938
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	200,000	194,100
Invitation Homes Operating Partnership LP, 5.50%, 8/15/33	160,000	149,510
Kilroy Realty LP, 3.05%, 2/15/30	285,000	224,168
Kilroy Realty LP, 2.50%, 11/15/32	375,000	256,479
Kilroy Realty LP, 2.65%, 11/15/33	37,000	25,003
Spirit Realty LP, 3.20%, 2/15/31	223,000	180,340
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	462,000	393,428
		2,813,846
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 5.40%, 2/15/34	530,000	496,255
AT&T, Inc., 4.50%, 5/15/35	425,000	362,765
AT&T, Inc., 4.90%, 8/15/37	362,000	313,885
AT&T, Inc., 4.85%, 3/1/39	250,000	211,755
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	300,000	250,655
Sprint Capital Corp., 6.875%, 11/15/28	812,000	839,097
Sprint Capital Corp., 8.75%, 3/15/32	620,000	717,790
Telefonica Emisiones SA, 4.90%, 3/6/48	225,000	170,634
Verizon Communications, Inc., 4.81%, 3/15/39	190,000	163,885
		3,526,721
Electric Utilities — 2.5%
AEP Texas, Inc., 5.40%, 6/1/33	179,000	170,861
Baltimore Gas & Electric Co., 2.25%, 6/15/31	294,000	234,168
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	193,000	183,429
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	430,000	395,596
Commonwealth Edison Co., 5.30%, 2/1/53	320,000	294,254
Duke Energy Carolinas LLC, 2.55%, 4/15/31	188,000	154,250
Duke Energy Corp., 2.55%, 6/15/31	190,000	150,815
Duke Energy Corp., 5.00%, 8/15/52	260,000	216,585
Duke Energy Florida LLC, 1.75%, 6/15/30	339,000	267,210
Duke Energy Florida LLC, 3.85%, 11/15/42	77,000	57,512
Duke Energy Progress LLC, 4.15%, 12/1/44	566,000	434,760
Duke Energy Progress LLC, 5.35%, 3/15/53	150,000	136,728
Exelon Corp., 5.15%, 3/15/28	246,000	241,580
Florida Power & Light Co., 2.45%, 2/3/32	414,000	332,611
Florida Power & Light Co., 4.125%, 2/1/42	310,000	250,863
Georgia Power Co., 4.95%, 5/17/33	180,000	168,895
MidAmerican Energy Co., 4.40%, 10/15/44	368,000	298,332
MidAmerican Energy Co., 3.15%, 4/15/50	240,000	152,438
MidAmerican Energy Co., 5.85%, 9/15/54	102,000	100,674
Nevada Power Co., 6.00%, 3/15/54	108,000	105,599
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	330,000	319,612
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	210,000	196,098
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	175,000	151,810
Northern States Power Co., 3.20%, 4/1/52	300,000	192,413
Northern States Power Co., 5.10%, 5/15/53	320,000	287,073
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,020,000	923,528
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(1)	170,000	148,462
11

	Principal Amount/Shares	Value
Pacific Gas & Electric Co., 6.40%, 6/15/33	$100,000	$96,486
Pacific Gas & Electric Co., 4.20%, 6/1/41	195,000	137,258
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	281,240
PECO Energy Co., 4.375%, 8/15/52	415,000	332,730
Public Service Electric & Gas Co., 3.10%, 3/15/32	301,000	253,434
Southern Co., 5.20%, 6/15/33	217,000	205,282
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	290,000	219,222
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	613,272	511,180
Union Electric Co., 3.90%, 4/1/52	264,000	193,581
Union Electric Co., 5.45%, 3/15/53	290,000	268,097
Xcel Energy, Inc., 3.40%, 6/1/30	230,000	198,862
Xcel Energy, Inc., 4.60%, 6/1/32	146,000	132,604
		9,396,132
Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	470,000	453,198
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc., 2.90%, 9/29/31	553,000	437,751
Schlumberger Investment SA, 4.85%, 5/15/33	175,000	165,388
		603,139
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	53,000	51,133
Warnermedia Holdings, Inc., 3.76%, 3/15/27	104,000	96,060
Warnermedia Holdings, Inc., 5.05%, 3/15/42	280,000	216,704
Warnermedia Holdings, Inc., 5.14%, 3/15/52	370,000	275,146
		639,043
Financial Services — 0.4%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	310,226
Corebridge Financial, Inc., 3.90%, 4/5/32	430,000	362,309
Deutsche Bank AG, VRN, 7.15%, 7/13/27	395,000	397,823
GE Capital Funding LLC, 4.55%, 5/15/32	440,000	405,821
		1,476,179
Food Products — 0.7%
JDE Peet's NV, 2.25%, 9/24/31(1)	517,000	384,657
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,140,000	988,246
Mars, Inc., 4.75%, 4/20/33(1)	420,000	397,858
Mars, Inc., 3.875%, 4/1/39(1)	125,000	99,458
Mondelez International, Inc., 2.625%, 3/17/27	365,000	332,432
Nestle Holdings, Inc., 4.85%, 3/14/33(1)	240,000	232,122
		2,434,773
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	444,000	314,096
Ground Transportation — 0.8%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	490,000	453,235
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	400,000	380,162
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	347,000	276,050
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	240,000	161,260
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	186,000	170,665
CSX Corp., 4.25%, 3/15/29	272,000	257,827
DAE Funding LLC, 1.55%, 8/1/24(1)	251,000	240,451
Union Pacific Corp., 3.55%, 8/15/39	569,000	438,440
United Rentals North America, Inc., 6.00%, 12/15/29(1)	415,000	404,546
		2,782,636
12

	Principal Amount/Shares	Value
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc., 1.92%, 2/1/27	$237,000	$209,124
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	850,000	848,979
		1,058,103
Health Care Providers and Services — 1.3%
Centene Corp., 4.625%, 12/15/29	615,000	554,604
Centene Corp., 3.375%, 2/15/30	576,000	481,079
CVS Health Corp., 4.78%, 3/25/38	362,000	311,916
CVS Health Corp., 5.05%, 3/25/48	455,000	378,378
CVS Health Corp., 5.625%, 2/21/53	595,000	535,348
Duke University Health System, Inc., 3.92%, 6/1/47	128,000	98,589
HCA, Inc., 2.375%, 7/15/31	290,000	222,165
HCA, Inc., 5.50%, 6/1/33	357,000	337,880
HCA, Inc., 5.90%, 6/1/53	400,000	360,663
Kaiser Foundation Hospitals, 3.00%, 6/1/51	240,000	151,353
Roche Holdings, Inc., 2.61%, 12/13/51(1)	360,000	215,589
Star Parent, Inc., 9.00%, 10/1/30(1)	157,000	158,845
UnitedHealth Group, Inc., 5.05%, 4/15/53	610,000	546,257
Universal Health Services, Inc., 1.65%, 9/1/26	667,000	588,195
		4,940,861
Hotels, Restaurants and Leisure — 0.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	323,000	273,980
International Game Technology PLC, 5.25%, 1/15/29(1)	1,175,000	1,083,991
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	620,000	608,282
Marriott International, Inc., 3.50%, 10/15/32	245,000	200,609
Starbucks Corp., 2.55%, 11/15/30	545,000	447,879
		2,614,741
Household Durables — 0.3%
DR Horton, Inc., 2.50%, 10/15/24	452,000	436,309
KB Home, 4.80%, 11/15/29	520,000	458,162
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	493,000	380,932
		1,275,403
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	460,000	363,058
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust II, 7.47%, 7/31/28(1)	280,000	280,599
Industrial Conglomerates†
Honeywell International, Inc., 4.50%, 1/15/34	179,000	166,327
Insurance — 0.2%
Belrose Funding Trust, 2.33%, 8/15/30(1)	472,000	352,383
Five Corners Funding Trust III, 5.79%, 2/15/33(1)	150,000	147,354
MetLife, Inc., 5.375%, 7/15/33	227,000	218,406
		718,143
IT Services — 0.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	1,330,000	1,196,767
Kyndryl Holdings, Inc., 3.15%, 10/15/31	92,000	69,751
		1,266,518
Machinery — 0.5%
Chart Industries, Inc., 7.50%, 1/1/30(1)	580,000	583,903
Ingersoll Rand, Inc., 5.70%, 8/14/33	229,000	221,121
John Deere Capital Corp., 4.95%, 7/14/28	500,000	493,311
13

	Principal Amount/Shares	Value
John Deere Capital Corp., 4.70%, 6/10/30	$325,000	$312,685
John Deere Capital Corp., 5.15%, 9/8/33	210,000	205,443
		1,816,463
Media — 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	810,000	597,236
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	330,000	288,386
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	230,000	167,857
Comcast Corp., 3.20%, 7/15/36	365,000	281,760
Comcast Corp., 3.75%, 4/1/40	588,000	455,835
Comcast Corp., 2.94%, 11/1/56	330,000	187,704
Cox Communications, Inc., 3.15%, 8/15/24(1)	115,000	112,234
Cox Communications, Inc., 3.85%, 2/1/25(1)	206,000	199,766
Cox Communications, Inc., 5.70%, 6/15/33(1)	201,000	193,845
Cox Communications, Inc., 4.50%, 6/30/43(1)	66,000	49,491
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	898,000	588,843
Paramount Global, 4.00%, 1/15/26	565,000	535,134
Paramount Global, 4.95%, 1/15/31	415,000	356,534
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	415,000	367,549
TEGNA, Inc., 5.00%, 9/15/29	560,000	471,086
WPP Finance 2010, 3.75%, 9/19/24	367,000	357,720
		5,210,980
Metals and Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	31,000	30,884
Glencore Funding LLC, 6.375%, 10/6/30(1)(2)	195,000	194,619
Glencore Funding LLC, 2.625%, 9/23/31(1)	515,000	398,030
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	24,000	17,097
South32 Treasury Ltd., 4.35%, 4/14/32(1)	380,000	320,824
		961,454
Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	405,000	352,255
Ameren Corp., 3.50%, 1/15/31	507,000	435,659
Ameren Illinois Co., 4.95%, 6/1/33	200,000	189,447
CenterPoint Energy, Inc., 2.65%, 6/1/31	333,000	266,506
Dominion Energy, Inc., 4.90%, 8/1/41	328,000	274,931
DTE Energy Co., 4.875%, 6/1/28	235,000	227,278
Sempra, 3.25%, 6/15/27	317,000	290,000
Sempra, 5.50%, 8/1/33	465,000	445,353
WEC Energy Group, Inc., 1.375%, 10/15/27	99,000	83,965
		2,565,394
Oil, Gas and Consumable Fuels — 2.9%
Aker BP ASA, 6.00%, 6/13/33(1)	550,000	531,948
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	342,839
BP Capital Markets America, Inc., 3.06%, 6/17/41	295,000	203,957
Cenovus Energy, Inc., 2.65%, 1/15/32	340,000	264,388
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	59,000	57,797
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	420,000	410,196
ConocoPhillips Co., 5.55%, 3/15/54	95,000	90,364
Diamondback Energy, Inc., 6.25%, 3/15/33	365,000	365,407
Enbridge, Inc., 5.70%, 3/8/33	384,000	368,096
14

	Principal Amount/Shares	Value
Energy Transfer LP, 5.75%, 2/15/33	$363,000	$349,334
Energy Transfer LP, 4.90%, 3/15/35	343,000	302,155
Energy Transfer LP, 6.125%, 12/15/45	170,000	151,442
Enterprise Products Operating LLC, 4.85%, 3/15/44	293,000	251,989
EQT Corp., 5.70%, 4/1/28	432,000	423,818
Equinor ASA, 3.25%, 11/18/49	249,000	166,783
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	522,418	403,862
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	171,676
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	244,000	236,227
MEG Energy Corp., 5.875%, 2/1/29(1)	430,000	402,046
Occidental Petroleum Corp., 6.625%, 9/1/30	610,000	618,747
Occidental Petroleum Corp., 6.45%, 9/15/36	170,000	167,110
ONEOK, Inc., 6.05%, 9/1/33	145,000	142,538
Petroleos Mexicanos, 10.00%, 2/7/33(1)	805,000	717,361
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	33,542
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,135,000	941,165
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	550,000	533,833
Shell International Finance BV, 2.375%, 11/7/29	375,000	319,480
Shell International Finance BV, 4.375%, 5/11/45	205,000	168,470
Southwestern Energy Co., 5.375%, 3/15/30	972,000	886,714
Western Midstream Operating LP, 6.35%, 1/15/29	209,000	209,625
Western Midstream Operating LP, 6.15%, 4/1/33	242,000	233,683
Williams Cos., Inc., 5.30%, 8/15/28	250,000	244,693
		10,711,285
Passenger Airlines — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	873,795	854,181
Personal Care Products — 0.4%
Haleon US Capital LLC, 4.00%, 3/24/52	275,000	204,080
Kenvue, Inc., 4.90%, 3/22/33(1)	1,170,000	1,118,830
		1,322,910
Pharmaceuticals — 0.5%
Eli Lilly & Co., 4.875%, 2/27/53	295,000	271,193
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	490,000	463,383
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	610,000	560,556
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	390,000	362,658
Viatris, Inc., 4.00%, 6/22/50	175,000	105,921
		1,763,711
Retail REITs — 0.3%
Kimco Realty OP LLC, 4.60%, 2/1/33	700,000	621,251
NNN REIT, Inc., 5.60%, 10/15/33	465,000	438,617
NNN REIT, Inc., 4.80%, 10/15/48	295,000	229,260
		1,289,128
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.42%, 4/15/33(1)	450,000	360,116
Intel Corp., 5.20%, 2/10/33	265,000	256,718
Intel Corp., 5.70%, 2/10/53	221,000	207,402
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	580,000	453,210
		1,277,446
Software — 0.3%
Intuit, Inc., 5.20%, 9/15/33	178,000	173,427
Intuit, Inc., 5.50%, 9/15/53	296,000	284,204
15

	Principal Amount/Shares	Value
Oracle Corp., 3.85%, 7/15/36	$178,000	$140,835
Oracle Corp., 3.60%, 4/1/40	468,000	338,342
		936,808
Specialized REITs — 0.3%
American Tower Corp., 5.55%, 7/15/33	525,000	500,839
Crown Castle, Inc., 4.15%, 7/1/50	256,000	182,310
Equinix, Inc., 2.90%, 11/18/26	405,000	372,128
		1,055,277
Specialty Retail — 0.4%
AutoZone, Inc., 4.00%, 4/15/30	320,000	288,546
Lowe's Cos., Inc., 2.625%, 4/1/31	840,000	680,118
Lowe's Cos., Inc., 5.625%, 4/15/53	260,000	236,542
O'Reilly Automotive, Inc., 4.70%, 6/15/32	290,000	265,957
		1,471,163
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	655,000	514,172
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	414,000	403,437
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	438,000	361,213
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.00%, 6/15/54	173,000	165,019
Vodafone Group PLC, 4.375%, 2/19/43	173,000	133,429
Vodafone Group PLC, 4.875%, 6/19/49	222,000	177,403
		475,851
TOTAL CORPORATE BONDS (Cost $121,113,849)		109,723,766
U.S. TREASURY SECURITIES — 17.2%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	571,383
U.S. Treasury Bonds, 1.125%, 8/15/40	600,000	341,320
U.S. Treasury Bonds, 2.375%, 2/15/42	2,000,000	1,383,086
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	153,133
U.S. Treasury Bonds, 3.25%, 5/15/42	1,200,000	956,508
U.S. Treasury Bonds, 2.75%, 11/15/42	330,000	241,022
U.S. Treasury Bonds, 4.00%, 11/15/42	5,100,000	4,527,445
U.S. Treasury Bonds, 3.875%, 2/15/43	2,600,000	2,263,219
U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	296,492
U.S. Treasury Bonds, 3.875%, 5/15/43	4,000,000	3,478,125
U.S. Treasury Bonds, 4.375%, 8/15/43	600,000	559,875
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	509,438
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	149,324
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	148,004
U.S. Treasury Bonds, 2.75%, 11/15/47	600,000	418,570
U.S. Treasury Bonds, 2.875%, 5/15/49	1,500,000	1,070,391
U.S. Treasury Bonds, 2.375%, 11/15/49	1,500,000	960,557
U.S. Treasury Bonds, 4.00%, 11/15/52	4,400,000	3,900,875
U.S. Treasury Bonds, 4.125%, 8/15/53	475,000	431,575
U.S. Treasury Notes, 1.125%, 1/15/25(3)	2,700,000	2,560,148
U.S. Treasury Notes, 4.50%, 7/15/26	3,000,000	2,972,578
U.S. Treasury Notes, 4.375%, 8/15/26	3,900,000	3,851,859
U.S. Treasury Notes, 4.625%, 9/15/26	10,000,000	9,951,562
U.S. Treasury Notes, 3.875%, 11/30/27(3)	1,100,000	1,066,484
16

	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.00%, 2/29/28	$2,000,000	$1,948,516
U.S. Treasury Notes, 3.625%, 5/31/28	4,000,000	3,834,219
U.S. Treasury Notes, 4.00%, 6/30/28	5,500,000	5,353,799
U.S. Treasury Notes, 4.375%, 8/31/28	3,400,000	3,366,531
U.S. Treasury Notes, 3.875%, 11/30/29	400,000	383,438
U.S. Treasury Notes, 3.875%, 12/31/29	700,000	670,660
U.S. Treasury Notes, 4.00%, 2/28/30	2,000,000	1,929,063
U.S. Treasury Notes, 4.00%, 7/31/30	750,000	722,578
U.S. Treasury Notes, 4.125%, 8/31/30	2,800,000	2,718,188
U.S. Treasury Notes, 3.875%, 8/15/33	245,000	231,525
TOTAL U.S. TREASURY SECURITIES (Cost $68,738,343)		63,921,490
COLLATERALIZED LOAN OBLIGATIONS — 4.9%
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.16%), 7/22/32(1)	800,000	788,324
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.23%, (3-month SOFR plus 1.86%), 4/30/31(1)	650,000	644,472
AMMC CLO XII Ltd., Series 2013-12A, Class BR, VRN, 7.13%, (3-month SOFR plus 1.76%), 11/10/30(1)	700,000	691,110
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(1)	608,500	600,174
Atrium IX, Series 9A, Class BR2, VRN, 7.15%, (3-month SOFR plus 1.76%), 5/28/30(1)	625,000	619,938
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	600,000	600,247
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.40%, (1-month SOFR plus 2.06%), 2/15/38(1)	706,000	570,487
Carlyle US CLO Ltd., Series 2019-2A, Class A2R, VRN, 7.22%, (3-month SOFR plus 1.91%), 7/15/32(1)	550,000	547,635
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.42%, (3-month SOFR plus 2.11%), 10/15/31(1)	680,044	679,599
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(1)	756,316	753,339
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.42%, (3-month SOFR plus 2.11%), 10/15/30(1)	1,000,000	986,264
Greystone CRE Notes Ltd., Series 2019-FL2, Class C, VRN, 7.45%, (1-month LIBOR plus 2.00%), 9/15/37(1)	920,500	911,238
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.67%, (3-month SOFR plus 2.36%), 7/18/30(1)	600,000	595,550
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.93%, (3-month SOFR plus 2.60%), 7/20/31(1)	725,000	723,332
LCM XXII Ltd., Series 22A, Class A2R, VRN, 7.04%, (3-month SOFR plus 1.71%), 10/20/28(1)	700,000	691,670
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.91%, (3-month SOFR plus 1.56%), 4/22/29(1)	393,325	392,007
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.27%, (3-month SOFR plus 1.96%), 1/16/31(1)	500,000	494,100
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class B, VRN, 7.19%, (3-month SOFR plus 1.86%), 4/20/30(1)	350,000	347,830
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CR, VRN, 7.64%, (3-month SOFR plus 2.31%), 7/20/30(1)	750,000	744,060
Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, VRN, 10.31%, (3-month SOFR plus 5.00%), 4/15/30(1)	900,000	821,182
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.21%, (3-month SOFR plus 1.90%), 10/15/30(1)	725,000	723,936
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, VRN, 7.65%, (3-month SOFR plus 2.30%), 7/24/31(1)	900,000	894,778
17

		Principal Amount/Shares	Value
PFP Ltd., Series 2021-8, Class D, VRN, 7.60%, (1-month SOFR plus 2.26%), 8/9/37(1)		$600,000	$552,707
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.68%, (1-month SOFR plus 2.36%), 4/25/38(1)		759,000	733,582
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.08%, (1-month SOFR plus 2.75%), 5/19/38(1)		451,000	449,326
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.37%, (3-month SOFR plus 2.06%), 1/15/30(1)		675,000	660,734
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 7.37%, (3-month SOFR plus 2.06%), 7/15/30(1)		1,150,000	1,130,987
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,647,138)			18,348,608
ASSET-BACKED SECURITIES — 4.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		975,000	838,984
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		424,422	386,297
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		525,822	477,743
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		2,349,818	1,841,253
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,100,000	1,391,466
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)		$2,572,161	2,265,767
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		1,900,000	1,521,996
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		466,146	427,028
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,172,371	1,056,501
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		821,714	745,697
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		556,409	460,689
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		541,797	445,487
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		760,712	661,690
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		1,193,747	1,039,985
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)		70,817	68,538
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		834,000	735,005
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		1,014,986	901,041
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		445,547	404,446
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		300,658	290,355
TOTAL ASSET-BACKED SECURITIES (Cost $18,422,303)			15,959,968
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Private Sponsor Collateralized Mortgage Obligations — 3.0%
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.33%, (1-month LIBOR plus 2.90%), 4/25/28(1)		576,174	577,478
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.38%, (1-month LIBOR plus 1.95%), 7/25/29(1)		184,379	184,963
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, VRN, 5.82%, 6/25/67(1)		899,389	873,284
18

		Principal Amount/Shares	Value
CHNGE Mortgage Trust, Series 2023-1, Class A1, SEQ, VRN, 7.07%, 3/25/58(1)		$829,627	$822,225
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		2,247	2,051
Eagle RE Ltd., Series 2018-1, Class M2, VRN, 8.43%, (1-month LIBOR plus 3.00%), 11/25/28(1)		1,600,000	1,603,983
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 9/26/33(1)(2)		600,000	600,000
GCAT Trust, Series 2023-NQM1, Class A2, 6.24%, 11/25/67(1)		586,223	577,561
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.43%, (1-month LIBOR plus 3.00%), 10/25/28(1)		695,652	700,231
Home RE Ltd., Series 2020-1, Class M2, VRN, 10.68%, (1-month LIBOR plus 5.25%), 10/25/30(1)		308,913	312,036
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)		485,884	489,730
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.47%, 5/25/65(1)		1,350,000	1,154,862
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32		10,452	9,763
MFA Trust, Series 2023-INV2, Class A2, 7.18%, 10/25/58(1)		1,025,000	1,023,561
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.17%, (30-day average SOFR plus 1.85%), 11/25/31(1)		375,104	375,281
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)		77,766	66,452
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)		584,000	525,061
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.33%, (1-month LIBOR plus 3.90%), 8/25/33(1)		295,034	296,537
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)		825,267	806,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36		59,257	50,980
			11,052,417
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2020-HQA2, Class M2, VRN, 8.53%, (30-day average SOFR plus 3.21%), 3/25/50(1)		87,240	90,041
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)		543,024	546,022
FHLMC, Series 3397, Class GF, VRN, 5.93%, (30-day average SOFR plus 0.61%), 12/15/37		74,881	74,265
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24		133,988	135,030
FNMA, Series 2023-R05, Class 1M1, VRN, 7.22%, (30-day average SOFR plus 1.90%), 6/25/43(1)		523,075	525,246
GNMA, Series 2007-5, Class FA, VRN, 5.58%, (1-month SOFR plus 0.25%), 2/20/37		104,104	103,799
			1,474,403
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,860,467)			12,526,820
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%
Canada — 1.2%
Canadian Government Bond, 3.50%, 3/1/28	CAD	6,000,000	4,273,970
Mexico — 0.1%
Mexico Government International Bond, 6.35%, 2/9/35		$191,000	187,197
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36(2)		273,000	274,216
19

	Principal Amount/Shares	Value
Panama Government International Bonds, 4.50%, 4/1/56	$400,000	$264,466
		538,682
Peru — 0.1%
Peruvian Government International Bond, 3.00%, 1/15/34	350,000	270,659
Peruvian Government International Bond, 5.625%, 11/18/50	299,000	277,392
		548,051
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	235,000	248,302
Romania — 0.3%
Romanian Government International Bond, 6.625%, 2/17/28(1)	1,186,000	1,203,327
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)	405,000	396,121
Saudi Government International Bond, 5.50%, 10/25/32(1)	520,000	520,989
		917,110
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,334,587)		7,916,639
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	758,491	620,789
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	424,000	336,232
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.85%, (1-month SOFR plus 2.51%), 9/15/36(1)	900,000	847,749
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.46%, (1-month SOFR plus 3.13%), 6/15/40(1)	747,000	746,340
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.53%, (1-month SOFR plus 2.20%), 5/15/36(1)	1,650,893	1,640,134
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	461,901
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	510,000	486,033
Med Trust, Series 2021-MDLN, Class F, VRN, 9.45%, (1-month SOFR plus 4.11%), 11/15/38(1)	1,657,197	1,579,530
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	969,337
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,192,230)		7,688,045
MUNICIPAL SECURITIES — 1.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	330,000	359,604
California State University Rev., 2.98%, 11/1/51	400,000	254,577
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	190,000	195,988
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	76,826
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	296,286
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	717,496
Houston GO, 3.96%, 3/1/47	255,000	209,618
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	147,980
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	410,091
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	49,863
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	300,000	349,496
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	45,348
20

	Principal Amount/Shares	Value
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	$455,000	$306,171
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	136,232
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	141,566
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	395,000	390,499
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	355,000	369,633
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	120,000	112,615
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	180,000	182,658
State of California GO, 4.60%, 4/1/38	140,000	125,803
State of California GO, 7.55%, 4/1/39	260,000	306,505
State of California GO, 7.30%, 10/1/39	135,000	153,308
State of California GO, 7.60%, 11/1/40	25,000	29,585
State of Washington GO, 5.14%, 8/1/40	190,000	180,185
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	460,000	440,018
University of California Rev., 3.07%, 5/15/51	220,000	137,386
TOTAL MUNICIPAL SECURITIES (Cost $7,856,692)		6,125,337
PREFERRED STOCKS — 0.9%
Banks — 0.8%
BNP Paribas SA, 6.625%(1)	380,000	376,137
BNP Paribas SA, 8.50%(1)	380,000	372,713
Citigroup, Inc., 7.625%	755,000	738,467
Credit Agricole SA, 7.875%(1)	380,000	378,043
HSBC Holdings PLC, 6.375%	380,000	368,020
Lloyds Banking Group PLC, 7.50%	380,000	371,171
Societe Generale SA, 7.875%(1)	380,000	377,813
		2,982,364
Capital Markets — 0.1%
UBS Group AG, 7.00%(1)	380,000	375,394
TOTAL PREFERRED STOCKS (Cost $3,386,992)		3,357,758
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 7.18%, (1-month SOFR plus 1.75%), 3/15/28 (Cost $530,437)	$530,599	530,779
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,942)	400,000	309,417
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	114,140	114,140
Repurchase Agreements — 5.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $2,707,471), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $2,642,662)		2,641,506
21

	Principal Amount/Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $17,513,435), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $17,177,569)		$17,170,000
		19,811,506
TOTAL SHORT-TERM INVESTMENTS (Cost $19,925,646)		19,925,646
TOTAL INVESTMENT SECURITIES — 105.1% (Cost $421,306,440)		389,906,454
OTHER ASSETS AND LIABILITIES — (5.1)%		(19,025,501)
TOTAL NET ASSETS — 100.0%		$370,880,953

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,750,697	CAD	7,783,448	JPMorgan Chase Bank N.A.	12/15/23	$13,800

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	35	December 2023	$4,760,163	$(144,738)
U.S. Treasury 2-Year Notes	394	December 2023	79,868,110	(46,477)
U.S. Treasury 5-Year Notes	456	December 2023	48,043,875	(165,991)
U.S. Treasury 10-Year Notes	28	December 2023	3,025,750	5,501
U.S. Treasury 10-Year Ultra Notes	45	December 2023	5,020,312	(63,442)
U.S. Treasury Long Bonds	22	December 2023	2,503,188	(110,106)
U.S. Treasury Ultra Bonds	33	December 2023	3,916,687	(125,055)
			$147,138,085	$(650,308)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$2,000,000	$14	$8,670	$8,684
CPURNSA	Receive	2.97%	10/14/23	$2,950,000	18	12,485	12,503
CPURNSA	Receive	2.97%	10/14/23	$2,950,000	18	12,485	12,503
					$50	$33,640	$33,690

22

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $85,981,934, which represented 23.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,878,538.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.
23

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $421,306,440)	$389,906,454
Deposits with broker for swap agreements	43,108
Receivable for investments sold	957,410
Receivable for capital shares sold	33,897
Receivable for variation margin on futures contracts	152,171
Unrealized appreciation on forward foreign currency exchange contracts	13,800
Interest receivable	2,851,874
393,958,714

Liabilities
Payable for investments purchased	22,416,159
Payable for capital shares redeemed	481,014
Accrued management fees	164,198
Distribution and service fees payable	3,210
Dividends payable	13,180
23,077,761

Net Assets	$370,880,953

Net Assets Consist of:
Capital paid in	$482,947,855
Distributable earnings (loss)	(112,066,902)
$370,880,953

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$329,866,700	37,568,781	$8.78
I Class	$19,149,993	2,181,035	$8.78
A Class	$11,762,901	1,339,425	$8.78
C Class	$426,633	48,583	$8.78
R Class	$914,146	104,102	$8.78
R5 Class	$8,756,258	997,636	$8.78
G Class	$4,322	493	$8.77
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.19 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
24

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$9,238,299

Expenses:
Management fees	1,032,436
Distribution and service fees:
A Class	15,400
C Class	2,684
R Class	2,219
Trustees' fees and expenses	15,590
Other expenses	7,248
1,075,577
Fees waived - G Class	(7)
1,075,570

Net investment income (loss)	8,162,729

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(13,183,879)
Forward foreign currency exchange contract transactions	58,909
Futures contract transactions	(5,485,235)
Swap agreement transactions	(225,183)
Foreign currency translation transactions	(1,867)
(18,837,255)

Change in net unrealized appreciation (depreciation) on:
Investments	(8,386,600)
Forward foreign currency exchange contracts	33,584
Futures contracts	(1,118,991)
Swap agreements	14,126
Translation of assets and liabilities in foreign currencies	806
(9,457,075)

Net realized and unrealized gain (loss)	(28,294,330)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,131,601)

See Notes to Financial Statements.
25

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$8,162,729	$15,620,902
Net realized gain (loss)	(18,837,255)	(53,430,341)
Change in net unrealized appreciation (depreciation)	(9,457,075)	4,932,353
Net increase (decrease) in net assets resulting from operations	(20,131,601)	(32,877,086)

Distributions to Shareholders
From earnings:
Investor Class	(7,131,958)	(13,691,159)
I Class	(446,121)	(879,066)
A Class	(238,411)	(406,845)
C Class	(8,328)	(16,173)
R Class	(16,108)	(23,016)
R5 Class	(193,915)	(325,997)
G Class	(104)	(3,950)
Decrease in net assets from distributions	(8,034,945)	(15,346,206)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(16,032,640)	(48,272,952)

Net increase (decrease) in net assets	(44,199,186)	(96,496,244)

Net Assets
Beginning of period	415,080,139	511,576,383
End of period	$370,880,953	$415,080,139
See Notes to Financial Statements.
26

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
27

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

28

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 75% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

29

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%
G Class		0.0500% to 0.1100%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $279,209,021, of which $189,762,628 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $294,673,625, of which $182,683,801 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	294,190	$2,714,193	5,081,059	$47,667,019
Issued in reinvestment of distributions	772,323	7,072,830	1,429,507	13,583,118
Redeemed	(2,605,164)	(24,490,979)	(10,325,717)	(97,270,793)
	(1,538,651)	(14,703,956)	(3,815,151)	(36,020,656)
I Class
Sold	177,222	1,632,538	757,903	7,274,238
Issued in reinvestment of distributions	48,685	446,077	92,122	879,066
Redeemed	(425,012)	(3,895,132)	(1,828,990)	(17,536,841)
	(199,105)	(1,816,517)	(978,965)	(9,383,537)
A Class
Sold	83,626	768,526	180,012	1,716,953
Issued in reinvestment of distributions	25,220	230,959	41,394	393,605
Redeemed	(101,565)	(932,964)	(354,251)	(3,400,979)
	7,281	66,521	(132,845)	(1,290,421)
C Class
Sold	5,355	49,686	15,493	146,424
Issued in reinvestment of distributions	906	8,312	1,696	16,173
Redeemed	(25,206)	(232,605)	(60,271)	(577,439)
	(18,945)	(174,607)	(43,082)	(414,842)
R Class
Sold	19,195	176,276	24,675	234,683
Issued in reinvestment of distributions	1,746	15,973	2,413	22,899
Redeemed	(10,075)	(93,516)	(12,897)	(123,415)
	10,866	98,733	14,191	134,167
R5 Class
Sold	134,043	1,234,264	185,671	1,762,029
Issued in reinvestment of distributions	20,403	186,699	34,049	323,762
Redeemed	(100,697)	(923,881)	(305,024)	(2,919,960)
	53,749	497,082	(85,304)	(834,169)
G Class
Sold	—	—	1,035	10,491
Issued in reinvestment of distributions	12	104	270	2,699
Redeemed	—	—	(49,187)	(476,684)
	12	104	(47,882)	(463,494)
Net increase (decrease)	(1,684,793)	$(16,032,640)	(5,089,038)	$(48,272,952)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$123,572,181	—
Corporate Bonds	—	109,723,766	—
U.S. Treasury Securities	—	63,921,490	—
Collateralized Loan Obligations	—	18,348,608	—
Asset-Backed Securities	—	15,959,968	—
Collateralized Mortgage Obligations	—	12,526,820	—
Sovereign Governments and Agencies	—	7,916,639	—
Commercial Mortgage-Backed Securities	—	7,688,045	—
Municipal Securities	—	6,125,337	—
Preferred Stocks	—	3,357,758	—
Bank Loan Obligations	—	530,779	—
U.S. Government Agency Securities	—	309,417	—
Short-Term Investments	$114,140	19,811,506	—
	$114,140	$389,792,314	—
Other Financial Instruments
Futures Contracts	$5,501	—	—
Swap Agreements	—	$33,690	—
Forward Foreign Currency Exchange Contracts	—	13,800	—
	$5,501	$47,490	—

Liabilities
Other Financial Instruments
Futures Contracts	$511,071	$144,738	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,034,840.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,402,593.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $124,008,075 futures contracts purchased.

33

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $7,900,000.

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$13,800	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	152,171	Payable for variation margin on futures contracts*	—
		$165,971		—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(225,183)	Change in net unrealized appreciation (depreciation) on swap agreements	$21,763
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	58,909	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	33,584
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(5,485,235)	Change in net unrealized appreciation (depreciation) on futures contracts	(1,118,991)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(7,637)
		$(5,651,509)		$(1,071,281)

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$421,634,977
Gross tax appreciation of investments	$217,771
Gross tax depreciation of investments	(31,946,294)
Net tax appreciation (depreciation) of investments	$(31,728,523)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(32,012,982) and accumulated long-term capital losses of $(28,462,293), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.45	0.19	(0.67)	(0.48)	(0.19)	—	(0.19)	$8.78	(5.14)%	0.55%(4)	0.55%(4)	4.19%(4)	4.19%(4)	73%	$329,867
2023	$10.44	0.32	(0.99)	(0.67)	(0.32)	—	(0.32)	$9.45	(6.42)%	0.55%	0.55%	3.37%	3.37%	174%	$369,558
2022	$11.18	0.25	(0.62)	(0.37)	(0.27)	(0.10)	(0.37)	$10.44	(3.55)%	0.54%	0.54%	2.20%	2.20%	238%	$448,004
2021	$10.78	0.23	0.44	0.67	(0.27)	—	(0.27)	$11.18	6.17%	0.55%	0.58%	2.01%	1.98%	285%	$383,214
2020	$10.56	0.29	0.19	0.48	(0.26)	—	(0.26)	$10.78	4.57%	0.55%	0.65%	2.64%	2.54%	129%	$85,343
2019	$10.59	0.33	0.03	0.36	(0.39)	—	(0.39)	$10.56	3.55%	0.58%	0.65%	3.17%	3.10%	139%	$109,760
I Class
2023(3)	$9.45	0.20	(0.67)	(0.47)	(0.20)	—	(0.20)	$8.78	(5.09)%	0.45%(4)	0.45%(4)	4.29%(4)	4.29%(4)	73%	$19,150
2023	$10.44	0.33	(0.99)	(0.66)	(0.33)	—	(0.33)	$9.45	(6.33)%	0.45%	0.45%	3.47%	3.47%	174%	$22,492
2022	$11.18	0.26	(0.62)	(0.36)	(0.28)	(0.10)	(0.38)	$10.44	(3.45)%	0.44%	0.44%	2.30%	2.30%	238%	$35,057
2021	$10.77	0.24	0.45	0.69	(0.28)	—	(0.28)	$11.18	6.26%	0.45%	0.48%	2.11%	2.08%	285%	$39,729
2020	$10.56	0.30	0.18	0.48	(0.27)	—	(0.27)	$10.77	4.67%	0.45%	0.55%	2.74%	2.64%	129%	$27,999
2019	$10.58	0.34	0.04	0.38	(0.40)	—	(0.40)	$10.56	3.76%	0.48%	0.55%	3.27%	3.20%	139%	$6,269

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$9.45	0.18	(0.67)	(0.49)	(0.18)	—	(0.18)	$8.78	(5.25)%	0.80%(4)	0.80%(4)	3.94%(4)	3.94%(4)	73%	$11,763
2023	$10.44	0.30	(1.00)	(0.70)	(0.29)	—	(0.29)	$9.45	(6.66)%	0.80%	0.80%	3.12%	3.12%	174%	$12,591
2022	$11.18	0.22	(0.62)	(0.40)	(0.24)	(0.10)	(0.34)	$10.44	(3.79)%	0.79%	0.79%	1.95%	1.95%	238%	$15,294
2021	$10.78	0.21	0.43	0.64	(0.24)	—	(0.24)	$11.18	5.91%	0.80%	0.83%	1.76%	1.73%	285%	$19,275
2020	$10.56	0.26	0.19	0.45	(0.23)	—	(0.23)	$10.78	4.31%	0.80%	0.90%	2.39%	2.29%	129%	$16,670
2019	$10.59	0.30	0.04	0.34	(0.37)	—	(0.37)	$10.56	3.30%	0.83%	0.90%	2.92%	2.85%	139%	$15,630
C Class
2023(3)	$9.45	0.15	(0.68)	(0.53)	(0.14)	—	(0.14)	$8.78	(5.61)%	1.55%(4)	1.55%(4)	3.19%(4)	3.19%(4)	73%	$427
2023	$10.44	0.22	(0.99)	(0.77)	(0.22)	—	(0.22)	$9.45	(7.36)%	1.55%	1.55%	2.37%	2.37%	174%	$638
2022	$11.18	0.13	(0.62)	(0.49)	(0.15)	(0.10)	(0.25)	$10.44	(4.51)%	1.54%	1.54%	1.20%	1.20%	238%	$1,154
2021	$10.77	0.12	0.44	0.56	(0.15)	—	(0.15)	$11.18	5.20%	1.55%	1.58%	1.01%	0.98%	285%	$1,458
2020	$10.56	0.18	0.18	0.36	(0.15)	—	(0.15)	$10.77	3.45%	1.55%	1.65%	1.64%	1.54%	129%	$3,623
2019	$10.58	0.23	0.04	0.27	(0.29)	—	(0.29)	$10.56	2.62%	1.58%	1.65%	2.17%	2.10%	139%	$3,457

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$9.45	0.17	(0.67)	(0.50)	(0.17)	—	(0.17)	$8.78	(5.37)%	1.05%(4)	1.05%(4)	3.69%(4)	3.69%(4)	73%	$914
2023	$10.44	0.28	(1.00)	(0.72)	(0.27)	—	(0.27)	$9.45	(6.89)%	1.05%	1.05%	2.87%	2.87%	174%	$881
2022	$11.18	0.19	(0.62)	(0.43)	(0.21)	(0.10)	(0.31)	$10.44	(4.03)%	1.04%	1.04%	1.70%	1.70%	238%	$825
2021	$10.77	0.18	0.44	0.62	(0.21)	—	(0.21)	$11.18	5.64%	1.05%	1.08%	1.51%	1.48%	285%	$591
2020	$10.56	0.23	0.19	0.42	(0.21)	—	(0.21)	$10.77	4.05%	1.05%	1.15%	2.14%	2.04%	129%	$487
2019	$10.59	0.28	0.03	0.31	(0.34)	—	(0.34)	$10.56	3.04%	1.08%	1.15%	2.67%	2.60%	139%	$615
R5 Class
2023(3)	$9.45	0.20	(0.67)	(0.47)	(0.20)	—	(0.20)	$8.78	(5.04)%	0.35%(4)	0.35%(4)	4.39%(4)	4.39%(4)	73%	$8,756
2023	$10.43	0.34	(0.98)	(0.64)	(0.34)	—	(0.34)	$9.45	(6.15)%	0.35%	0.35%	3.57%	3.57%	174%	$8,916
2022	$11.17	0.27	(0.62)	(0.35)	(0.29)	(0.10)	(0.39)	$10.43	(3.36)%	0.34%	0.34%	2.40%	2.40%	238%	$10,737
2021	$10.77	0.26	0.43	0.69	(0.29)	—	(0.29)	$11.17	6.38%	0.35%	0.38%	2.21%	2.18%	285%	$10,817
2020	$10.56	0.31	0.18	0.49	(0.28)	—	(0.28)	$10.77	4.68%	0.35%	0.45%	2.84%	2.74%	129%	$10,193
2019	$10.58	0.35	0.04	0.39	(0.41)	—	(0.41)	$10.56	3.86%	0.38%	0.45%	3.37%	3.30%	139%	$9,910
G Class
2023(3)	$9.44	0.22	(0.67)	(0.45)	(0.22)	—	(0.22)	$8.77	(4.88)%	0.01%(4)	0.35%(4)	4.73%(4)	4.39%(4)	73%	$4
2023	$10.43	0.34	(0.96)	(0.62)	(0.37)	—	(0.37)	$9.44	(5.92)%	0.01%	0.35%	3.91%	3.57%	174%	$5
2022	$11.17	0.30	(0.62)	(0.32)	(0.32)	(0.10)	(0.42)	$10.43	(3.04)%	0.01%	0.34%	2.73%	2.40%	238%	$504
2021(5)	$11.37	0.11	(0.16)	(0.05)	(0.15)	—	(0.15)	$11.17	(0.45)%	0.01%(4)	0.35%(4)	2.47%(4)	2.13%(4)	285%(6)	$45,097

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)November 4, 2020 (commencement of sale) through March 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

41

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

42

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
43

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 2311

Semiannual Report

September 30, 2023

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)
G Class (ACDOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	32.7%
U.S. Treasury Securities	26.0%
Corporate Bonds	24.5%
Collateralized Loan Obligations	5.6%
Asset-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.7%
Municipal Securities	1.3%
U.S. Government Agency Securities	0.7%
Commercial Mortgage-Backed Securities	0.5%
Sovereign Governments and Agencies	0.2%
Bank Loan Obligations	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	(4.8)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$953.50	$2.93	0.60%
I Class	$1,000	$954.50	$1.95	0.40%
Y Class	$1,000	$953.60	$1.81	0.37%
A Class	$1,000	$952.30	$4.15	0.85%
C Class	$1,000	$948.60	$7.79	1.60%
R Class	$1,000	$950.00	$5.36	1.10%
R5 Class	$1,000	$954.40	$1.95	0.40%
R6 Class	$1,000	$953.70	$1.71	0.35%
G Class	$1,000	$955.30	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
I Class	$1,000	$1,023.00	$2.02	0.40%
Y Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.75	$4.29	0.85%
C Class	$1,000	$1,017.00	$8.07	1.60%
R Class	$1,000	$1,019.50	$5.55	1.10%
R5 Class	$1,000	$1,023.00	$2.02	0.40%
R6 Class	$1,000	$1,023.25	$1.77	0.35%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 32.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 5.02%, (1-year H15T1Y plus 2.25%), 9/1/35	$173,207	$175,616
FHLMC, VRN, 5.15%, (1-year RFUCC plus 1.87%), 7/1/36	469,034	475,450
FHLMC, VRN, 5.29%, (1-year H15T1Y plus 2.14%), 10/1/36	365,216	371,485
FHLMC, VRN, 4.99%, (1-year H15T1Y plus 2.26%), 4/1/37	360,411	364,808
FHLMC, VRN, 5.57%, (1-year RFUCC plus 1.89%), 7/1/41	137,982	136,684
FHLMC, VRN, 3.90%, (1-year RFUCC plus 1.65%), 12/1/42	188,987	187,248
FHLMC, VRN, 3.56%, (1-year RFUCC plus 1.63%), 1/1/44	649,617	656,631
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	387,060	388,440
FHLMC, VRN, 5.77%, (1-year RFUCC plus 1.63%), 8/1/46	489,803	493,878
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	350,697	345,149
FNMA, VRN, 6.93%, (6-month RFUCC plus 1.57%), 6/1/35	557,012	565,997
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	256,650	260,871
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	197,013	200,022
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	47,056	47,804
FNMA, VRN, 6.69%, (6-month RFUCC plus 1.54%), 9/1/35	255,344	259,006
FNMA, VRN, 5.43%, (1-year H15T1Y plus 2.15%), 3/1/38	487,595	496,217
FNMA, VRN, 6.89%, (1-year RFUCC plus 1.61%), 4/1/46	556,600	568,287
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	1,063,254	997,551
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	629,915	590,555
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	210,008	210,610
FNMA, VRN, 4.88%, (1-year RFUCC plus 1.62%), 5/1/47	694,968	692,771
		8,485,080
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 32.6%
FHLMC, 6.00%, 9/1/35	1,033,139	1,052,453
FHLMC, 2.00%, 6/1/36	34,636,970	29,968,757
FHLMC, 6.00%, 2/1/38	598,811	610,011
FHLMC, 3.50%, 2/1/49	34,746,868	30,298,152
FHLMC, 3.00%, 1/1/50	38,071,144	31,586,832
FHLMC, 3.50%, 5/1/50	5,011,599	4,369,357
FHLMC, 2.50%, 10/1/50	24,512,252	19,617,310
FHLMC, 2.50%, 5/1/51	8,763,297	7,005,621
FHLMC, 3.50%, 5/1/51	22,483,113	19,567,386
FHLMC, 3.00%, 7/1/51	12,545,865	10,452,219
FHLMC, 2.00%, 8/1/51	27,279,137	20,854,541
FHLMC, 2.50%, 8/1/51	25,533,917	20,352,282
FHLMC, 2.50%, 10/1/51	14,911,545	11,993,738
FHLMC, 3.00%, 12/1/51	18,879,767	15,663,493
FHLMC, 3.00%, 2/1/52	18,875,016	15,700,208
FHLMC, 3.50%, 5/1/52	14,849,984	12,935,003
FHLMC, 4.00%, 5/1/52	23,124,528	20,620,119
FHLMC, 4.00%, 5/1/52	18,643,526	16,741,517
FHLMC, 3.00%, 6/1/52	9,220,768	7,675,226
FHLMC, 4.00%, 6/1/52	70,768,390	63,536,255
FHLMC, 5.00%, 7/1/52	11,423,856	10,861,770
FHLMC, 4.50%, 8/1/52	7,603,985	7,034,338
FHLMC, 4.50%, 10/1/52	41,400,282	38,066,184
6

	Principal Amount/Shares	Value
FHLMC, 4.50%, 10/1/52	$34,305,443	$31,533,593
FHLMC, 5.50%, 11/1/52	9,287,704	8,984,838
FHLMC, 6.00%, 11/1/52	52,763,829	52,366,868
FHLMC, 5.50%, 12/1/52	8,869,730	8,596,477
FHLMC, 6.00%, 1/1/53	30,986,791	30,646,747
FNMA, 6.00%, 12/1/33	426,825	431,609
FNMA, 2.00%, 5/1/36	14,061,602	12,149,448
FNMA, 2.00%, 11/1/36	53,511,011	45,990,049
FNMA, 2.50%, 12/1/36	38,094,776	33,797,568
FNMA, 2.00%, 1/1/37	24,279,435	20,889,443
FNMA, 6.00%, 9/1/37	751,373	764,055
FNMA, 6.00%, 11/1/37	672,191	683,292
FNMA, 4.50%, 4/1/39	784,759	741,814
FNMA, 4.50%, 5/1/39	2,264,575	2,140,660
FNMA, 6.50%, 5/1/39	382,691	393,235
FNMA, 4.50%, 9/1/39	727,693	686,927
FNMA, 4.50%, 10/1/39	3,765,336	3,559,241
FNMA, 4.50%, 11/1/40	514,533	486,392
FNMA, 3.50%, 12/1/40	78,397	69,637
FNMA, 4.00%, 8/1/41	3,334,683	3,055,388
FNMA, 4.50%, 9/1/41	457,753	432,097
FNMA, 3.50%, 10/1/41	3,146,026	2,794,543
FNMA, 3.50%, 12/1/41	2,502,911	2,223,083
FNMA, 4.00%, 12/1/41	1,475,812	1,352,170
FNMA, 3.50%, 2/1/42	3,665,049	3,255,283
FNMA, 3.50%, 5/1/42	735,933	653,683
FNMA, 3.50%, 6/1/42	9,585,714	8,512,155
FNMA, 3.50%, 8/1/42	6,445,898	5,719,325
FNMA, 3.50%, 9/1/42	1,100,395	976,137
FNMA, 4.00%, 11/1/45	1,234,057	1,121,498
FNMA, 4.00%, 11/1/45	1,115,048	1,015,073
FNMA, 4.00%, 2/1/46	1,967,794	1,790,448
FNMA, 4.00%, 4/1/46	3,040,055	2,767,016
FNMA, 3.00%, 5/1/50	3,317,461	2,821,132
FNMA, 2.50%, 6/1/50	25,604,613	20,573,045
FNMA, 2.50%, 10/1/50	37,932,655	30,134,519
FNMA, 2.50%, 12/1/50	11,375,012	9,064,703
FNMA, 2.50%, 2/1/51	53,802,559	43,115,583
FNMA, 2.00%, 3/1/51	3,627,747	2,775,378
FNMA, 3.00%, 6/1/51	1,596,634	1,346,647
FNMA, 2.50%, 12/1/51	23,905,024	19,041,387
FNMA, 2.00%, 2/1/52	7,357,551	5,665,367
FNMA, 2.50%, 2/1/52	10,542,917	8,427,298
FNMA, 3.00%, 2/1/52	32,757,767	27,253,897
FNMA, 3.00%, 2/1/52	18,363,272	15,274,259
FNMA, 2.00%, 3/1/52	48,714,031	37,337,690
FNMA, 2.50%, 3/1/52	30,287,713	24,308,809
FNMA, 3.00%, 4/1/52	11,338,598	9,432,568
FNMA, 3.50%, 4/1/52	8,724,495	7,521,231
FNMA, 4.00%, 4/1/52	23,920,782	21,378,202
FNMA, 4.00%, 4/1/52	10,711,869	9,620,389
FNMA, 4.00%, 4/1/52	7,772,153	6,941,255
7

	Principal Amount/Shares	Value
FNMA, 3.00%, 5/1/52	$17,540,620	$14,722,083
FNMA, 3.50%, 5/1/52	42,285,748	36,434,649
FNMA, 3.50%, 5/1/52	35,555,978	30,713,307
FNMA, 3.50%, 5/1/52	27,333,955	23,877,301
FNMA, 4.00%, 5/1/52	34,646,454	30,925,540
FNMA, 3.00%, 6/1/52	7,240,746	6,077,220
FNMA, 4.50%, 7/1/52	19,808,005	18,207,042
FNMA, 5.00%, 8/1/52	56,295,252	53,200,204
FNMA, 4.50%, 9/1/52	14,580,640	13,523,743
FNMA, 5.00%, 9/1/52	16,832,246	16,006,520
FNMA, 5.50%, 10/1/52	27,377,507	26,490,724
FNMA, 5.50%, 1/1/53	49,970,893	48,385,962
FNMA, 6.50%, 1/1/53	50,695,223	50,982,988
FNMA, 5.00%, 2/1/53	12,146,286	11,471,487
FNMA, 5.00%, 8/1/53	32,481,257	30,932,950
FNMA, 6.00%, 9/1/53	30,927,123	30,575,083
FNMA, 6.00%, 9/1/53	30,888,615	30,565,472
GNMA, 6.00%, TBA	31,374,000	31,089,673
GNMA, 6.50%, TBA	18,755,000	18,861,962
GNMA, 7.00%, 4/20/26	311	311
GNMA, 7.50%, 8/15/26	890	893
GNMA, 8.00%, 8/15/26	258	260
GNMA, 8.00%, 6/15/27	1,647	1,644
GNMA, 6.50%, 3/15/28	2,333	2,350
GNMA, 6.50%, 5/15/28	5,648	5,690
GNMA, 7.00%, 5/15/31	6,947	7,097
GNMA, 6.00%, 7/15/33	256,681	263,209
GNMA, 4.50%, 8/15/33	520,900	494,354
GNMA, 6.00%, 9/20/38	199,007	206,736
GNMA, 5.50%, 11/15/38	286,500	281,581
GNMA, 5.50%, 11/15/38	118,074	114,893
GNMA, 5.50%, 1/15/39	328,788	328,045
GNMA, 6.00%, 1/20/39	74,340	76,668
GNMA, 6.00%, 2/20/39	71,406	73,651
GNMA, 4.50%, 4/15/39	421,849	398,926
GNMA, 4.50%, 6/15/39	605,726	580,403
GNMA, 5.00%, 9/15/39	18,845	18,437
GNMA, 5.50%, 9/15/39	24,820	24,886
GNMA, 5.00%, 10/15/39	288,052	281,833
GNMA, 4.50%, 1/15/40	557,356	532,724
GNMA, 4.00%, 11/20/40	723,856	670,767
GNMA, 4.00%, 12/15/40	272,084	249,242
GNMA, 4.50%, 12/15/40	1,178,369	1,127,062
GNMA, 4.50%, 6/15/41	221,737	211,357
GNMA, 3.50%, 6/20/42	5,353,005	4,790,984
GNMA, 3.50%, 3/20/43	234,701	210,622
GNMA, 3.50%, 4/20/43	1,446,745	1,296,172
GNMA, 3.00%, 4/20/50	8,903,572	7,599,264
GNMA, 3.00%, 5/20/50	9,094,951	7,760,681
GNMA, 3.00%, 6/20/50	13,605,572	11,592,273
GNMA, 3.00%, 7/20/50	24,008,459	20,472,575
GNMA, 2.00%, 10/20/50	82,270,725	65,485,807
8

	Principal Amount/Shares	Value
GNMA, 2.50%, 11/20/50	$31,895,890	$25,546,439
GNMA, 2.50%, 2/20/51	23,018,843	18,853,999
GNMA, 3.50%, 2/20/51	2,258,249	2,001,817
GNMA, 3.50%, 6/20/51	16,243,015	14,323,064
GNMA, 2.50%, 9/20/51	20,118,969	16,470,482
GNMA, 2.50%, 12/20/51	37,137,458	30,402,356
GNMA, 4.50%, 9/20/52	65,347,268	60,469,197
GNMA, 4.50%, 10/20/52	52,689,101	48,723,305
GNMA, 5.00%, 4/20/53	29,923,599	28,373,801
GNMA, 5.50%, 4/20/53	38,214,411	37,120,635
UMBS, 5.00%, TBA	47,554,000	46,313,138
		1,985,979,463
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,143,390,789)		1,994,464,543
U.S. TREASURY SECURITIES — 26.0%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	5,196,484
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	9,787,500
U.S. Treasury Bonds, 3.50%, 2/15/39	25,000,000	21,616,211
U.S. Treasury Bonds, 4.375%, 11/15/39	4,000,000	3,809,219
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,706,602
U.S. Treasury Bonds, 1.375%, 11/15/40	3,000,000	1,776,797
U.S. Treasury Bonds, 3.00%, 5/15/42	35,000,000	26,798,242
U.S. Treasury Bonds, 3.25%, 5/15/42	30,100,000	23,992,404
U.S. Treasury Bonds, 3.375%, 8/15/42	47,500,000	38,496,338
U.S. Treasury Bonds, 4.00%, 11/15/42	80,000,000	71,018,750
U.S. Treasury Bonds, 3.875%, 2/15/43	39,500,000	34,383,516
U.S. Treasury Bonds, 3.875%, 5/15/43	61,000,000	53,041,406
U.S. Treasury Bonds, 4.375%, 8/15/43	10,000,000	9,331,250
U.S. Treasury Bonds, 3.75%, 11/15/43	8,000,000	6,792,500
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	764,375
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,163,102
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	5,371,562
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	3,491,699
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	3,488,086
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,535,584
U.S. Treasury Bonds, 2.25%, 8/15/49	14,000,000	8,719,102
U.S. Treasury Bonds, 2.375%, 11/15/49	5,000,000	3,201,855
U.S. Treasury Bonds, 2.00%, 2/15/50	5,000,000	2,918,945
U.S. Treasury Bonds, 1.25%, 5/15/50	3,500,000	1,652,178
U.S. Treasury Bonds, 3.00%, 8/15/52	3,000,000	2,186,836
U.S. Treasury Bonds, 4.00%, 11/15/52	65,000,000	57,626,563
U.S. Treasury Bonds, 4.125%, 8/15/53	6,905,000	6,273,742
U.S. Treasury Notes, 3.00%, 6/30/24(1)	30,000,000	29,454,971
U.S. Treasury Notes, 4.50%, 11/30/24(1)	6,000,000	5,940,586
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,896,406
U.S. Treasury Notes, 0.875%, 6/30/26	23,000,000	20,698,203
U.S. Treasury Notes, 4.375%, 8/15/26	44,000,000	43,456,875
U.S. Treasury Notes, 4.625%, 9/15/26	306,000,000	304,517,812
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,185,957
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,553,984
U.S. Treasury Notes, 4.00%, 2/29/28	199,000,000	193,877,304
U.S. Treasury Notes, 1.25%, 4/30/28	33,600,000	28,932,750
9

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.625%, 5/31/28	$157,000,000	$150,493,086
U.S. Treasury Notes, 1.25%, 6/30/28	7,000,000	5,995,391
U.S. Treasury Notes, 4.00%, 6/30/28	55,000,000	53,537,988
U.S. Treasury Notes, 4.125%, 7/31/28	30,000,000	29,355,469
U.S. Treasury Notes, 4.375%, 8/31/28	130,000,000	128,720,312
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,700,039
U.S. Treasury Notes, 3.125%, 11/15/28	60,000,000	55,877,344
U.S. Treasury Notes, 1.875%, 2/28/29	15,000,000	13,028,906
U.S. Treasury Notes, 3.875%, 11/30/29	37,000,000	35,467,969
U.S. Treasury Notes, 3.875%, 12/31/29	5,000,000	4,790,430
U.S. Treasury Notes, 4.00%, 7/31/30	11,000,000	10,597,813
U.S. Treasury Notes, 4.125%, 8/31/30	39,500,000	38,345,859
U.S. Treasury Notes, 4.125%, 11/15/32	8,000,000	7,716,875
U.S. Treasury Notes, 3.875%, 8/15/33	3,880,000	3,666,600
TOTAL U.S. TREASURY SECURITIES (Cost $1,689,912,127)		1,583,949,777
CORPORATE BONDS — 24.5%
Aerospace and Defense — 0.4%
Boeing Co., 5.81%, 5/1/50	6,402,000	5,802,582
Northrop Grumman Corp., 5.15%, 5/1/40	3,598,000	3,289,101
RTX Corp., 4.125%, 11/16/28	10,366,000	9,672,763
RTX Corp., 3.125%, 7/1/50	3,150,000	1,962,286
RTX Corp., 5.375%, 2/27/53	1,730,000	1,567,560
		22,294,292
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	4,882,000	3,712,426
Automobiles — 0.6%
American Honda Finance Corp., 5.00%, 5/23/25	5,300,000	5,244,655
General Motors Financial Co., Inc., 2.75%, 6/20/25	13,221,000	12,452,166
Hyundai Capital America, 6.20%, 9/21/30(2)	4,340,000	4,277,331
Toyota Motor Credit Corp., 5.25%, 9/11/28	5,910,000	5,879,607
Toyota Motor Credit Corp., 4.55%, 5/17/30	9,170,000	8,695,863
		36,549,622
Banks — 4.4%
Banco Santander SA, 6.92%, 8/8/33	5,000,000	4,784,336
Banco Santander SA, VRN, 1.72%, 9/14/27	6,600,000	5,774,218
Bank of America Corp., VRN, 5.82%, 9/15/29	6,740,000	6,660,077
Bank of America Corp., VRN, 2.88%, 10/22/30	27,105,000	22,598,659
Bank of America Corp., VRN, 2.57%, 10/20/32	4,280,000	3,290,910
Bank of America Corp., VRN, 4.57%, 4/27/33	7,380,000	6,555,876
Bank of America Corp., VRN, 5.29%, 4/25/34	6,305,000	5,870,391
Barclays PLC, VRN, 2.28%, 11/24/27	4,700,000	4,142,934
Barclays PLC, VRN, 6.69%, 9/13/34	1,993,000	1,946,804
BNP Paribas SA, VRN, 5.34%, 6/12/29(2)	5,660,000	5,500,731
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	6,675,000	6,413,279
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33(3)	2,736,000	2,719,310
Citigroup, Inc., VRN, 3.07%, 2/24/28	6,089,000	5,525,516
Citigroup, Inc., VRN, 3.52%, 10/27/28	3,285,000	2,973,540
Citigroup, Inc., VRN, 3.98%, 3/20/30	5,038,000	4,527,027
Citigroup, Inc., VRN, 4.41%, 3/31/31	3,100,000	2,789,424
Citigroup, Inc., VRN, 3.06%, 1/25/33	10,585,000	8,371,808
Credit Agricole SA, VRN, 6.32%, 10/3/29(2)(3)	6,275,000	6,278,766
10

	Principal Amount/Shares	Value
Credit Agricole SA, VRN, 4.00%, 1/10/33(2)	$10,725,000	$9,514,341
Danske Bank A/S, VRN, 1.55%, 9/10/27(2)	7,320,000	6,392,419
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	2,124,000	2,104,116
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	6,345,000	6,270,084
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	12,612,000	9,775,210
Intesa Sanpaolo SpA, 6.625%, 6/20/33(2)	5,948,000	5,597,096
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	6,578,000	6,065,610
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	16,462,000	13,879,993
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	10,613,000	8,607,724
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	7,070,000	5,580,331
KeyBank NA, 3.40%, 5/20/26	7,015,000	6,289,068
KeyCorp, VRN, 3.88%, 5/23/25	6,350,000	6,122,676
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	5,639,000	5,590,013
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	5,976,000	4,584,035
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	2,765,000	2,683,692
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	5,955,000	5,724,731
Societe Generale SA, VRN, 6.69%, 1/10/34(2)	5,350,000	5,200,643
Truist Bank, 3.625%, 9/16/25	4,657,000	4,401,622
Truist Bank, 3.30%, 5/15/26	8,661,000	7,993,974
Truist Bank, VRN, 2.64%, 9/17/29	4,384,000	4,071,571
U.S. Bancorp, VRN, 5.78%, 6/12/29	9,950,000	9,690,652
Wells Fargo & Co., VRN, 5.57%, 7/25/29	3,855,000	3,762,452
Wells Fargo & Co., VRN, 4.90%, 7/25/33	4,700,000	4,255,541
Wells Fargo & Co., VRN, 5.39%, 4/24/34	11,815,000	11,050,436
Wells Fargo & Co., VRN, 5.56%, 7/25/34	7,007,000	6,638,639
		268,570,275
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	15,830,000	14,518,403
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	7,777,000	6,782,898
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	2,740,000	2,424,721
PepsiCo, Inc., 1.625%, 5/1/30	3,790,000	3,047,057
		26,773,079
Biotechnology — 0.7%
AbbVie, Inc., 4.40%, 11/6/42	9,415,000	7,833,854
Amgen, Inc., 4.05%, 8/18/29	13,980,000	12,983,221
Amgen, Inc., 5.25%, 3/2/33	7,880,000	7,536,441
Amgen, Inc., 5.65%, 3/2/53	8,715,000	8,162,693
Gilead Sciences, Inc., 5.55%, 10/15/53	8,625,000	8,298,805
		44,815,014
Capital Markets — 2.2%
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	8,208,000	8,013,616
Blue Owl Capital Corp., 3.40%, 7/15/26	1,084,000	972,469
Blue Owl Credit Income Corp., 3.125%, 9/23/26	3,070,000	2,700,437
Charles Schwab Corp., VRN, 5.85%, 5/19/34	6,580,000	6,263,593
Charles Schwab Corp., VRN, 6.14%, 8/24/34	3,330,000	3,241,109
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	3,759,000	3,699,840
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	14,754,000	13,031,853
Goldman Sachs Group, Inc., VRN, 3.62%, 3/15/28	6,763,000	6,242,536
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	6,381,000	5,797,241
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	5,940,000	4,455,456
11

	Principal Amount/Shares	Value
Goldman Sachs Group, Inc., VRN, 2.65%, 10/21/32	$5,425,000	$4,189,799
Golub Capital BDC, Inc., 2.50%, 8/24/26	2,794,000	2,450,429
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(2)	2,825,000	2,662,470
Morgan Stanley, VRN, 1.16%, 10/21/25	10,317,000	9,741,957
Morgan Stanley, VRN, 2.63%, 2/18/26	11,664,000	11,104,905
Morgan Stanley, VRN, 3.59%, 7/22/28	2,920,000	2,665,568
Morgan Stanley, VRN, 5.12%, 2/1/29	2,086,000	2,009,613
Morgan Stanley, VRN, 5.16%, 4/20/29	5,876,000	5,655,486
Morgan Stanley, VRN, 2.70%, 1/22/31	13,045,000	10,672,368
Morgan Stanley, VRN, 2.51%, 10/20/32	4,830,000	3,697,443
Morgan Stanley, VRN, 5.42%, 7/21/34	3,318,000	3,131,273
Nasdaq, Inc., 5.55%, 2/15/34	4,995,000	4,770,253
Nasdaq, Inc., 5.95%, 8/15/53	2,218,000	2,073,485
UBS AG, 5.80%, 9/11/25	5,923,000	5,902,060
UBS Group AG, 4.28%, 1/9/28(2)	5,759,000	5,297,916
UBS Group AG, VRN, 6.30%, 9/22/34(2)	4,860,000	4,750,221
		135,193,396
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43	3,700,000	3,006,948
Commercial Services and Supplies — 0.4%
Republic Services, Inc., 2.30%, 3/1/30	6,737,000	5,548,143
Veralto Corp., 5.45%, 9/18/33(2)	8,559,000	8,284,130
Waste Connections, Inc., 3.20%, 6/1/32	6,376,000	5,293,933
Waste Management, Inc., 4.625%, 2/15/33	3,200,000	2,982,768
		22,108,974
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32	7,748,000	5,819,474
Containers and Packaging — 0.1%
WRKCo, Inc., 3.00%, 9/15/24	3,525,000	3,445,901
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,093,598
Novant Health, Inc., 3.17%, 11/1/51	5,345,000	3,448,684
Pepperdine University, 3.30%, 12/1/59	6,183,000	3,761,413
		9,303,695
Diversified REITs — 0.6%
Agree LP, 2.90%, 10/1/30	7,570,000	6,104,850
Essex Portfolio LP, 3.00%, 1/15/30	4,833,000	4,022,141
Extra Space Storage LP, 5.50%, 7/1/30	2,655,000	2,569,477
Extra Space Storage LP, 2.20%, 10/15/30	2,395,000	1,859,041
Federal Realty OP LP, 3.50%, 6/1/30	7,435,000	6,336,898
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	3,150,000	3,057,069
Invitation Homes Operating Partnership LP, 5.50%, 8/15/33	2,677,000	2,501,494
Kilroy Realty LP, 3.05%, 2/15/30	4,275,000	3,362,526
Kilroy Realty LP, 2.50%, 11/15/32	5,606,000	3,834,186
Kilroy Realty LP, 2.65%, 11/15/33	549,000	370,993
Spirit Realty LP, 3.20%, 2/15/31	3,668,000	2,966,312
		36,984,987
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 5.40%, 2/15/34	8,663,000	8,111,423
AT&T, Inc., 4.50%, 5/15/35	6,957,000	5,938,247
AT&T, Inc., 4.90%, 8/15/37	5,435,000	4,712,606
12

	Principal Amount/Shares	Value
AT&T, Inc., 4.85%, 3/1/39	$4,060,000	$3,438,910
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	3,700,000	3,091,409
Sprint Capital Corp., 6.875%, 11/15/28	5,474,000	5,656,675
Sprint Capital Corp., 8.75%, 3/15/32	10,210,000	11,820,382
Telefonica Emisiones SA, 4.90%, 3/6/48	4,295,000	3,257,221
Verizon Communications, Inc., 4.81%, 3/15/39	2,580,000	2,225,385
		48,252,258
Electric Utilities — 2.1%
AEP Texas, Inc., 5.40%, 6/1/33	2,888,000	2,756,692
Baltimore Gas & Electric Co., 2.25%, 6/15/31	3,947,000	3,143,746
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	3,297,000	3,133,502
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	6,380,000	5,869,538
Commonwealth Edison Co., 5.30%, 2/1/53	5,016,000	4,612,431
Duke Energy Carolinas LLC, 2.55%, 4/15/31	2,596,000	2,129,970
Duke Energy Corp., 2.55%, 6/15/31	4,270,000	3,389,361
Duke Energy Corp., 5.00%, 8/15/52	4,300,000	3,581,990
Duke Energy Florida LLC, 1.75%, 6/15/30	6,596,000	5,199,168
Duke Energy Florida LLC, 3.85%, 11/15/42	3,933,000	2,937,601
Duke Energy Progress LLC, 2.00%, 8/15/31	8,150,000	6,281,963
Duke Energy Progress LLC, 4.15%, 12/1/44	6,243,000	4,795,416
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,114,727
Exelon Corp., 5.15%, 3/15/28	3,693,000	3,626,644
Florida Power & Light Co., 2.45%, 2/3/32	7,453,000	5,987,805
Florida Power & Light Co., 4.125%, 2/1/42	3,131,000	2,533,713
Georgia Power Co., 4.95%, 5/17/33	2,830,000	2,655,398
MidAmerican Energy Co., 4.40%, 10/15/44	5,027,000	4,075,312
MidAmerican Energy Co., 3.15%, 4/15/50	3,920,000	2,489,829
MidAmerican Energy Co., 5.85%, 9/15/54	1,722,000	1,699,615
Nevada Power Co., 6.00%, 3/15/54	1,746,000	1,707,189
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	5,010,000	4,852,292
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	3,180,000	2,969,484
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	2,736,000	2,373,434
Northern States Power Co., 3.20%, 4/1/52	4,200,000	2,693,780
Northern States Power Co., 5.10%, 5/15/53	4,870,000	4,368,899
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(2)	2,785,000	2,432,150
Pacific Gas & Electric Co., 6.40%, 6/15/33	1,570,000	1,514,829
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	1,896,978
PECO Energy Co., 4.375%, 8/15/52	6,520,000	5,227,462
Public Service Co. of Colorado, 1.875%, 6/15/31	5,819,000	4,469,459
Public Service Electric & Gas Co., 3.10%, 3/15/32	4,354,000	3,665,954
Southern Co., 5.20%, 6/15/33	3,444,000	3,258,020
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	3,665,000	2,770,507
Union Electric Co., 3.90%, 4/1/52	4,350,000	3,189,680
Union Electric Co., 5.45%, 3/15/53	4,540,000	4,197,113
Xcel Energy, Inc., 3.40%, 6/1/30	3,230,000	2,792,717
Xcel Energy, Inc., 4.60%, 6/1/32	2,240,000	2,034,466
		129,428,834
Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	2,870,000	2,712,354
13

	Principal Amount/Shares	Value
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	$893,000	$861,550
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,474,000	1,361,464
Warnermedia Holdings, Inc., 5.05%, 3/15/42	4,685,000	3,625,925
Warnermedia Holdings, Inc., 5.14%, 3/15/52	6,150,000	4,573,365
		10,422,304
Financial Services — 0.4%
Antares Holdings LP, 2.75%, 1/15/27(2)	4,144,000	3,512,507
Corebridge Financial, Inc., 3.90%, 4/5/32	7,145,000	6,020,223
Deutsche Bank AG, VRN, 7.15%, 7/13/27	5,820,000	5,861,598
GE Capital Funding LLC, 4.55%, 5/15/32	6,600,000	6,087,310
		21,481,638
Food Products — 0.7%
JDE Peet's NV, 2.25%, 9/24/31(2)	7,952,000	5,916,428
Kraft Heinz Foods Co., 5.00%, 6/4/42	18,725,000	16,232,380
Mars, Inc., 4.75%, 4/20/33(2)	6,588,000	6,240,682
Mars, Inc., 3.875%, 4/1/39(2)	2,074,000	1,650,215
Mondelez International, Inc., 2.625%, 3/17/27	5,600,000	5,100,321
Nestle Holdings, Inc., 4.85%, 3/14/33(2)	5,560,000	5,377,495
		40,517,521
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(2)	7,161,000	5,065,854
Ground Transportation — 0.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(2)	7,118,000	6,583,927
Ashtead Capital, Inc., 5.95%, 10/15/33(2)	6,801,000	6,463,708
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	5,373,000	4,274,404
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	3,270,000	2,197,168
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	3,036,000	2,785,691
CSX Corp., 4.25%, 3/15/29	3,932,000	3,727,111
DAE Funding LLC, 1.55%, 8/1/24(2)	2,914,000	2,791,526
Union Pacific Corp., 3.55%, 8/15/39	9,116,000	7,024,282
United Rentals North America, Inc., 6.00%, 12/15/29(2)	3,000,000	2,924,433
		38,772,250
Health Care Equipment and Supplies — 0.5%
Baxter International, Inc., 1.92%, 2/1/27	4,187,000	3,694,520
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	12,640,000	12,624,823
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	14,190,000	13,481,241
		29,800,584
Health Care Providers and Services — 1.2%
Centene Corp., 2.45%, 7/15/28	9,250,000	7,822,716
Centene Corp., 4.625%, 12/15/29	4,011,000	3,617,100
Centene Corp., 3.375%, 2/15/30	6,630,000	5,537,422
CVS Health Corp., 4.78%, 3/25/38	2,878,000	2,479,820
CVS Health Corp., 5.05%, 3/25/48	7,160,000	5,954,257
CVS Health Corp., 5.625%, 2/21/53	9,345,000	8,408,108
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,077,290
HCA, Inc., 2.375%, 7/15/31	4,660,000	3,569,965
HCA, Inc., 5.50%, 6/1/33	5,821,000	5,509,233
HCA, Inc., 5.90%, 6/1/53	6,390,000	5,761,596
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,623,445
Roche Holdings, Inc., 2.61%, 12/13/51(2)	8,090,000	4,844,767
UnitedHealth Group, Inc., 5.05%, 4/15/53	10,170,000	9,107,275
Universal Health Services, Inc., 1.65%, 9/1/26	7,147,000	6,302,598
		73,615,592
14

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., 3.50%, 10/15/32	$3,656,000	$2,993,577
Starbucks Corp., 2.55%, 11/15/30	8,995,000	7,392,060
		10,385,637
Household Durables — 0.1%
DR Horton, Inc., 2.50%, 10/15/24	5,488,000	5,297,484
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	7,005,000	5,528,745
Industrial Conglomerates†
Honeywell International, Inc., 4.50%, 1/15/34	2,866,000	2,663,089
Insurance — 0.2%
Belrose Funding Trust, 2.33%, 8/15/30(2)	6,927,000	5,171,524
Five Corners Funding Trust III, 5.79%, 2/15/33(2)	3,109,000	3,054,166
MetLife, Inc., 5.375%, 7/15/33	3,815,000	3,670,560
		11,896,250
IT Services — 0.2%
Black Knight InfoServ LLC, 3.625%, 9/1/28(2)	13,595,000	12,233,121
Kyndryl Holdings, Inc., 3.15%, 10/15/31	1,507,000	1,142,546
		13,375,667
Machinery — 0.3%
Ingersoll Rand, Inc., 5.70%, 8/14/33	3,792,000	3,661,534
John Deere Capital Corp., 4.95%, 7/14/28	8,370,000	8,258,029
John Deere Capital Corp., 4.70%, 6/10/30	5,300,000	5,099,168
John Deere Capital Corp., 5.15%, 9/8/33	3,450,000	3,375,134
		20,393,865
Media — 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	5,540,000	4,841,385
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	4,060,000	2,963,036
Comcast Corp., 3.20%, 7/15/36	6,000,000	4,631,673
Comcast Corp., 3.75%, 4/1/40	8,342,000	6,466,967
Comcast Corp., 2.94%, 11/1/56	4,870,000	2,770,062
Cox Communications, Inc., 3.15%, 8/15/24(2)	1,806,000	1,762,555
Cox Communications, Inc., 3.85%, 2/1/25(2)	3,245,000	3,146,804
Cox Communications, Inc., 5.70%, 6/15/33(2)	3,299,000	3,181,564
Cox Communications, Inc., 4.50%, 6/30/43(2)	1,076,000	806,854
Paramount Global, 4.00%, 1/15/26	9,425,000	8,926,792
Paramount Global, 4.95%, 1/15/31	7,175,000	6,164,173
WPP Finance 2010, 3.75%, 9/19/24	6,065,000	5,911,638
		51,573,503
Metals and Mining — 0.3%
Glencore Funding LLC, 6.375%, 10/6/30(2)(3)	3,175,000	3,168,796
Glencore Funding LLC, 2.625%, 9/23/31(2)	8,280,000	6,399,386
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	3,817,000	2,719,106
South32 Treasury Ltd., 4.35%, 4/14/32(2)	5,400,000	4,559,079
		16,846,367
Multi-Utilities — 0.6%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	4,670,000	4,061,802
Ameren Corp., 3.50%, 1/15/31	8,083,000	6,945,623
Ameren Illinois Co., 4.95%, 6/1/33	3,300,000	3,125,873
CenterPoint Energy, Inc., 2.65%, 6/1/31	4,853,000	3,883,948
15

	Principal Amount/Shares	Value
Dominion Energy, Inc., 4.90%, 8/1/41	$4,957,000	$4,154,987
DTE Energy Co., 4.875%, 6/1/28	3,840,000	3,713,815
Sempra, 3.25%, 6/15/27	4,523,000	4,137,765
Sempra, 5.50%, 8/1/33	7,700,000	7,374,661
WEC Energy Group, Inc., 1.375%, 10/15/27	1,136,000	963,477
		38,361,951
Oil, Gas and Consumable Fuels — 1.9%
Aker BP ASA, 6.00%, 6/13/33(2)	9,460,000	9,149,506
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,820,000	3,332,446
Cenovus Energy, Inc., 2.65%, 1/15/32	4,780,000	3,716,986
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(2)	7,000,000	6,836,607
ConocoPhillips Co., 5.55%, 3/15/54	1,565,000	1,488,626
Diamondback Energy, Inc., 6.25%, 3/15/33	5,980,000	5,986,666
Enbridge, Inc., 5.70%, 3/8/33	6,223,000	5,965,271
Energy Transfer LP, 5.75%, 2/15/33	5,588,000	5,377,630
Energy Transfer LP, 4.90%, 3/15/35	4,927,000	4,340,278
Energy Transfer LP, 6.125%, 12/15/45	2,780,000	2,476,518
Enterprise Products Operating LLC, 4.85%, 3/15/44	4,503,000	3,872,713
Equinor ASA, 3.25%, 11/18/49	2,481,000	1,661,806
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	11,398,200	8,811,529
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,003,000	2,907,328
Occidental Petroleum Corp., 6.625%, 9/1/30	10,115,000	10,260,049
Occidental Petroleum Corp., 6.45%, 9/15/36	2,880,000	2,831,040
ONEOK, Inc., 6.05%, 9/1/33	2,395,000	2,354,330
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	704,383
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	13,125,000	10,883,513
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	8,620,000	8,366,616
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	3,000,000	2,744,940
Shell International Finance BV, 2.375%, 11/7/29	5,500,000	4,685,712
Shell International Finance BV, 4.375%, 5/11/45	3,230,000	2,654,433
Western Midstream Operating LP, 6.15%, 4/1/33	3,650,000	3,524,563
Williams Cos., Inc., 5.30%, 8/15/28	4,125,000	4,037,441
		118,970,930
Personal Care Products — 0.3%
Haleon US Capital LLC, 4.00%, 3/24/52	2,795,000	2,074,199
Kenvue, Inc., 4.90%, 3/22/33(2)	19,360,000	18,513,284
		20,587,483
Pharmaceuticals — 0.7%
Eli Lilly & Co., 4.875%, 2/27/53	4,600,000	4,228,777
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	7,980,000	7,546,515
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	9,950,000	9,143,500
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	6,300,000	5,858,317
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	12,790,000	11,985,676
Viatris, Inc., 4.00%, 6/22/50	2,059,000	1,246,236
		40,009,021
Retail REITs — 0.3%
Kimco Realty OP LLC, 4.60%, 2/1/33	9,885,000	8,772,951
NNN REIT, Inc., 5.60%, 10/15/33	7,735,000	7,296,134
NNN REIT, Inc., 4.80%, 10/15/48	4,265,000	3,314,553
		19,383,638
16

	Principal Amount/Shares	Value
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.42%, 4/15/33(2)	$7,365,000	$5,893,901
Intel Corp., 5.20%, 2/10/33	4,125,000	3,996,074
Intel Corp., 5.70%, 2/10/53	3,285,000	3,082,880
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	9,090,000	7,102,900
		20,075,755
Software — 0.3%
Intuit, Inc., 5.20%, 9/15/33	2,925,000	2,849,860
Intuit, Inc., 5.50%, 9/15/53	5,148,000	4,942,842
Oracle Corp., 3.85%, 7/15/36	2,760,000	2,183,728
Oracle Corp., 3.60%, 4/1/40	8,485,000	6,134,258
		16,110,688
Specialized REITs — 0.3%
American Tower Corp., 5.55%, 7/15/33	8,706,000	8,305,352
Crown Castle, Inc., 4.15%, 7/1/50	4,039,000	2,876,362
Equinix, Inc., 2.90%, 11/18/26	6,065,000	5,572,728
		16,754,442
Specialty Retail — 0.4%
AutoZone, Inc., 4.00%, 4/15/30	5,360,000	4,833,139
Lowe's Cos., Inc., 2.625%, 4/1/31	11,420,000	9,246,370
Lowe's Cos., Inc., 5.625%, 4/15/53	4,575,000	4,162,229
O'Reilly Automotive, Inc., 4.70%, 6/15/32	4,287,000	3,931,581
		22,173,319
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	10,295,000	8,081,526
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(2)	3,703,000	3,608,517
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	7,117,000	5,869,299
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.00%, 6/15/54	2,846,000	2,714,714
Vodafone Group PLC, 4.375%, 2/19/43	2,910,000	2,244,382
Vodafone Group PLC, 4.875%, 6/19/49	3,481,000	2,781,704
		7,740,800
TOTAL CORPORATE BONDS (Cost $1,642,409,847)		1,494,335,248
COLLATERALIZED LOAN OBLIGATIONS — 5.6%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.52%, (3-month SOFR plus 2.16%), 10/27/33(2)	9,900,000	9,443,933
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.56%, (1-month SOFR plus 2.23%), 2/19/38(2)	8,620,000	8,612,396
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 7.21%, (3-month SOFR plus 1.86%), 7/22/32(2)	13,125,000	13,041,000
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(2)	10,093,000	9,954,896
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.55%, (1-month SOFR plus 1.21%), 5/15/36(2)	9,844,500	9,752,078
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.37%, (3-month SOFR plus 2.06%), 1/15/29(2)	8,900,000	8,800,883
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(2)	9,800,000	9,804,035
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.37%, (1-month SOFR plus 1.03%), 1/18/36(2)	9,346,934	9,244,677
17

	Principal Amount/Shares	Value
BDS Ltd., Series 2021-FL8, Class D, VRN, 7.35%, (1-month SOFR plus 2.01%), 1/18/36(2)	$7,200,000	$6,870,030
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.61%, (3-month SOFR plus 1.28%), 4/20/31(2)	8,609,828	8,579,330
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.35%, (1-month SOFR plus 1.01%), 2/15/38(2)	6,520,945	6,209,178
BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.10%, (1-month SOFR plus 1.76%), 2/15/38(2)	11,971,000	10,270,115
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.17%, (3-month SOFR plus 1.86%), 7/15/30(2)	5,725,000	5,664,143
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.83%, (3-month SOFR plus 2.46%), 8/14/30(2)	8,150,000	8,142,033
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(2)	5,378,244	5,357,080
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.71%, (3-month SOFR plus 2.40%), 1/20/33(2)	12,350,000	12,308,541
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.97%, (3-month SOFR plus 1.66%), 11/22/33(2)	1,762,720	1,757,762
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.91%, (1-month SOFR plus 2.58%), 8/17/37(2)	9,545,000	9,533,449
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.92%, (3-month SOFR plus 1.61%), 1/18/31(2)	9,415,000	9,371,691
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.17%, (3-month SOFR plus 1.86%), 7/18/30(2)	9,725,000	9,585,932
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.74%, (3-month SOFR plus 1.41%), 7/20/31(2)	8,425,000	8,390,778
KREF Ltd., Series 2021-FL2, Class B, VRN, 7.10%, (1-month SOFR plus 1.76%), 2/15/39(2)	12,900,000	12,115,139
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(2)	17,817,000	17,250,717
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.27%, (3-month SOFR plus 1.96%), 1/16/31(2)	9,200,000	9,091,440
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.08%, (3-month SOFR plus 1.76%), 7/19/30(2)	13,675,000	13,491,755
Palmer Square CLO Ltd., Series 2023-4A, Class B, VRN, 7.56%, (3-month SOFR plus 2.15%), 10/20/33(2)(3)	12,250,000	12,250,000
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.99%, (3-month SOFR plus 1.66%), 7/20/29(2)	7,000,000	6,993,900
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.21%, (3-month SOFR plus 1.90%), 10/15/30(2)	9,325,000	9,311,318
PFP Ltd., Series 2021-8, Class C, VRN, 7.25%, (1-month SOFR plus 1.91%), 8/9/37(2)	13,851,000	13,187,965
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.08%, (1-month SOFR plus 2.75%), 5/19/38(2)	9,005,500	8,972,069
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/20/32(2)	12,115,000	11,957,505
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.26%, (3-month SOFR plus 1.91%), 4/25/31(2)	12,125,000	12,043,762
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.14%, (3-month SOFR plus 1.83%), 10/18/30(2)	9,275,000	9,123,818
THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, VRN, 7.09%, (3-month SOFR plus 1.71%), 11/20/30(2)	7,525,000	7,423,413
TSTAT Ltd., Series 2022-1A, Class B, VRN, 8.60%, (3-month SOFR plus 3.27%), 7/20/31(2)	8,300,000	8,318,260
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(2)	6,472,019	6,448,814
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $343,464,159)		338,673,835
18

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 3.8%
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(2)	$10,014,727	$8,600,512
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	10,582,000	9,105,775
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	11,268,306	9,639,212
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(2)	6,260,253	5,687,850
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(2)	2,309,240	2,132,884
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(2)	23,583,404	19,296,922
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	30,264,960	26,659,822
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(2)	14,792,709	13,330,690
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)	11,950,000	10,432,156
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	19,850,000	17,418,220
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	7,381,066	6,698,241
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	8,722,495	7,268,148
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)	6,537,811	5,413,098
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(2)	17,313,338	14,872,436
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(2)	13,365,711	11,625,897
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(2)	17,462,277	15,218,374
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	23,177,000	19,324,899
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	9,500,000	8,429,681
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(2)	10,134,000	9,658,406
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	2,685,556	2,495,401
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(2)	6,299,606	6,239,123
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	2,050,443	1,980,175
TOTAL ASSET-BACKED SECURITIES (Cost $264,038,114)		231,527,922
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.93%, (1-month LIBOR plus 2.50%), 7/25/29(2)	11,080,000	11,134,959
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.38%, (1-month LIBOR plus 1.95%), 7/25/29(2)	3,592,110	3,603,495
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(2)	9,959,174	8,820,047
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	14,996	13,689
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	1,320,395	1,209,354
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(2)	3,100,272	2,574,373
19

	Principal Amount/Shares	Value
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(2)	$4,417,641	$3,463,992
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(2)	11,758,640	9,142,549
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, SEQ, 4.82%, 6/25/67(2)	8,819,647	8,404,854
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(2)	9,000,000	8,296,583
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.02%, (30-day average SOFR plus 2.70%), 10/25/33(2)	6,076,066	6,107,366
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(2)	15,616,812	13,980,256
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(2)	2,548,116	2,095,217
GCAT Trust, Series 2023-NQM3, Class A2, VRN, 7.19%, 8/25/68(2)	10,900,000	10,899,927
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(2)	5,852,693	5,899,015
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(2)	138,627	118,650
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	2,144,326	1,823,359
MFA Trust, Series 2021-INV1, Class A3, SEQ, VRN, 1.26%, 1/25/56(2)	915,774	816,375
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(2)	11,100,716	9,230,547
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(2)	1,799,426	1,573,391
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(2)	1,285,310	1,128,039
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 6.18%, (1-month SOFR plus 0.86%), 5/25/55(2)	7,800,000	7,773,881
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	14,004,311	10,306,086
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.02%, (30-day average SOFR plus 1.70%), 12/27/33(2)	4,014,299	4,015,094
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	988,200	844,424
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	7,888,000	7,091,914
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(2)	3,583,397	2,876,127
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	2,464,504	2,108,241
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	2,907,954	2,488,789
		147,840,593
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2020-DNA5, Class M2, VRN, 8.12%, (30-day average SOFR plus 2.80%), 10/25/50(2)	2,155,299	2,176,954
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(2)	4,163,181	4,186,171
FHLMC, Series 3397, Class GF, VRN, 5.93%, (30-day average SOFR plus 0.61%), 12/15/37	813,843	807,150
FNMA, Series 2013-C01, Class M2, VRN, 10.68%, (30-day average SOFR plus 5.36%), 10/25/23	4,964,114	4,997,154
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24	1,300,732	1,310,845
20

	Principal Amount/Shares	Value
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.43%, (30-day average SOFR plus 3.11%), 10/25/29	$1,790,000	$1,845,575
GNMA, Series 2007-5, Class FA, VRN, 5.58%, (1-month SOFR plus 0.25%), 2/20/37	695,339	693,302
		16,017,151
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $176,535,009)		163,857,744
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,244,000	3,535,016
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	2,144,324
California State University Rev., 2.98%, 11/1/51	4,000,000	2,545,766
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,289,394
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,630,325
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	8,487,745
Houston GO, 3.96%, 3/1/47	2,500,000	2,055,078
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,731,942
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,445,000	1,522,563
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,271,331
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,535,265
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	99,726
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	3,236,000	3,769,896
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,099,692
New York City GO, 5.97%, 3/1/36	500,000	516,865
New York City GO, 6.27%, 12/1/37	335,000	351,401
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	1,425,000	1,458,646
New York State Dormitory Authority Rev. (State of New York Personal Income Tax Revenue), 3.19%, 2/15/43	500,000	353,455
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	3,798,536
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,630,000	1,581,536
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,088,898
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,592,238
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	3,070,000	3,035,016
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,360,000	1,416,059
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,352,000	1,381,350
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,630,000	1,529,685
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,970,000	1,999,088
State of California GO, 4.60%, 4/1/38	3,035,000	2,727,236
State of California GO, 7.55%, 4/1/39	3,220,000	3,795,950
State of California GO, 7.30%, 10/1/39	2,605,000	2,958,268
State of California GO, 7.60%, 11/1/40	455,000	538,443
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	3,865,000	3,697,106
University of California Rev., 3.07%, 5/15/51	3,480,000	2,173,192
TOTAL MUNICIPAL SECURITIES (Cost $97,005,449)		77,711,031
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLMC, 6.25%, 7/15/32	1,000,000	1,107,158
FNMA, 0.75%, 10/8/27	29,724,000	25,427,609
21

	Principal Amount/Shares	Value
FNMA, 0.875%, 8/5/30	$4,300,000	$3,322,254
FNMA, 6.625%, 11/15/30	10,000,000	11,075,788
Tennessee Valley Authority, 1.50%, 9/15/31	5,000,000	3,867,720
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $51,222,392)		44,800,529
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)	8,839,868	7,235,012
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	6,708,000	5,319,445
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.85%, (1-month SOFR plus 2.51%), 9/15/36(2)	10,600,000	9,984,599
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(2)	9,307,000	9,236,874
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,971,137)		31,775,930
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Panama†
Panama Government International Bonds, 4.50%, 4/1/56	6,000,000	3,966,994
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	4,946,000	4,588,572
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	5,735,000	6,059,621
Poland†
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	228,722
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,708,237)		14,843,909
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 7.18%, (1-month SOFR plus 1.75%), 3/15/28 (Cost $5,757,774)	5,759,663	5,761,622
SHORT-TERM INVESTMENTS — 6.7%
Commercial Paper(5) — 2.8%
Landesbank Baden-Wuerttemberg, 5.46%, 10/2/23(2)	170,000,000	169,924,520
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,161,477	3,161,477
Repurchase Agreements — 2.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $21,801,386), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $21,279,521)		21,270,215
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 1/15/29, valued at $141,024,221), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $138,319,949)		138,259,000
		159,529,215
Treasury Bills(5) — 1.2%
U.S. Treasury Bills, 5.41%, 9/5/24	$80,000,000	76,096,603
TOTAL SHORT-TERM INVESTMENTS (Cost $408,778,048)		408,711,815
TOTAL INVESTMENT SECURITIES — 104.8% (Cost $6,876,193,082)		6,390,413,905
OTHER ASSETS AND LIABILITIES — (4.8)%		(292,139,913)
TOTAL NET ASSETS — 100.0%		$6,098,273,992

22

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	246	December 2023	$33,457,144	$(1,017,304)
U.S. Treasury 2-Year Notes	4,841	December 2023	981,323,651	(57,028)
U.S. Treasury 5-Year Notes	2,273	December 2023	239,481,859	35,247
U.S. Treasury 10-Year Notes	455	December 2023	49,168,438	89,398
U.S. Treasury 10-Year Ultra Notes	782	December 2023	87,241,875	(2,274,097)
U.S. Treasury Long Bonds	53	December 2023	6,030,406	(288,291)
U.S. Treasury Ultra Bonds	512	December 2023	60,768,000	(2,486,529)
			$1,457,471,373	$(5,998,604)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$24,000,000	$14	$104,189	$104,203
CPURNSA	Receive	2.97%	10/14/23	$36,400,000	20	154,258	154,278
CPURNSA	Receive	2.97%	10/14/23	$36,400,000	20	154,258	154,278
					$54	$412,705	$412,759

23

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,714,755.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,163,449,955, which represented 19.1% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
24

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,876,193,082)	$6,390,413,905
Deposits with broker for swap agreements	671,025
Receivable for investments sold	19,868,696
Receivable for capital shares sold	941,155
Receivable for variation margin on futures contracts	978,852
Interest receivable	42,608,699
6,455,482,332

Liabilities
Payable for investments purchased	341,877,885
Payable for capital shares redeemed	14,536,432
Accrued management fees	628,004
Distribution and service fees payable	22,455
Dividends payable	143,564
357,208,340

Net Assets	$6,098,273,992

Net Assets Consist of:
Capital paid in	$7,423,525,903
Distributable earnings (loss)	(1,325,251,911)
$6,098,273,992

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$558,966,890	63,412,518	$8.81
I Class	$717,675,279	81,382,803	$8.82
Y Class	$129,296,337	14,658,011	$8.82
A Class	$68,373,296	7,754,761	$8.82
C Class	$7,655,581	869,170	$8.81
R Class	$4,436,897	503,410	$8.81
R5 Class	$5,025	570	$8.82
R6 Class	$141,085,076	15,992,349	$8.82
G Class	$4,470,779,611	506,826,369	$8.82
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.24 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
25

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$140,192,624

Expenses:
Management fees	11,754,114
Distribution and service fees:
A Class	89,932
C Class	38,552
R Class	11,598
Trustees' fees and expenses	248,763
Other expenses	84,491
12,227,450
Fees waived - G Class	(7,854,842)
4,372,608

Net investment income (loss)	135,820,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(128,004,959)
Futures contract transactions	(57,056,534)
Swap agreement transactions	(1,188,344)
Foreign currency translation transactions	13,606
(186,236,231)

Change in net unrealized appreciation (depreciation) on:
Investments	(225,599,378)
Futures contracts	(12,175,669)
Swap agreements	(101,783)
Translation of assets and liabilities in foreign currencies	5,922
(237,870,908)

Net realized and unrealized gain (loss)	(424,107,139)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(288,287,123)

See Notes to Financial Statements.
26

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$135,820,016	$179,380,066
Net realized gain (loss)	(186,236,231)	(486,131,417)
Change in net unrealized appreciation (depreciation)	(237,870,908)	119,171,729
Net increase (decrease) in net assets resulting from operations	(288,287,123)	(187,579,622)

Distributions to Shareholders
From earnings:
Investor Class	(11,472,628)	(19,569,703)
I Class	(14,458,738)	(20,599,587)
Y Class	(2,585,481)	(4,542,278)
A Class	(1,280,667)	(2,056,597)
C Class	(108,773)	(124,606)
R Class	(76,823)	(114,620)
R5 Class	(104)	(161)
R6 Class	(2,986,750)	(4,069,188)
G Class	(102,006,369)	(128,590,062)
Decrease in net assets from distributions	(134,976,333)	(179,666,802)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	315,986,419	4,699,525,995

Net increase (decrease) in net assets	(107,277,037)	4,332,279,571

Net Assets
Beginning of period	6,205,551,029	1,873,271,458
End of period	$6,098,273,992	$6,205,551,029

See Notes to Financial Statements.
27

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on May 19, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

28

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
29

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 39% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

30

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $5,037,692,595, of which $3,746,100,452 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $4,720,948,418, of which $3,378,940,067 represented U.S. Treasury and Government Agency obligations.

31

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,824,472	$129,842,037	18,623,991	$174,732,084
Issued in reinvestment of distributions	1,217,017	11,158,943	2,020,376	19,076,378
Redeemed	(14,228,400)	(130,917,415)	(31,479,699)	(295,709,814)
	813,089	10,083,565	(10,835,332)	(101,901,352)
I Class
Sold	20,466,808	188,846,957	35,508,524	334,793,636
Issued in reinvestment of distributions	1,525,369	13,974,708	2,040,603	19,275,092
Redeemed	(13,757,401)	(126,640,803)	(37,464,788)	(356,109,498)
	8,234,776	76,180,862	84,339	(2,040,770)
Y Class
Sold	2,701,599	24,934,103	6,835,974	66,237,269
Issued in reinvestment of distributions	282,083	2,585,481	480,560	4,540,429
Redeemed	(955,879)	(8,784,322)	(8,475,057)	(80,193,190)
	2,027,803	18,735,262	(1,158,523)	(9,415,492)
A Class
Sold	783,234	7,188,416	956,176	9,053,633
Issued in reinvestment of distributions	129,447	1,186,801	202,730	1,914,145
Redeemed	(1,005,790)	(9,234,142)	(1,975,254)	(18,766,114)
	(93,109)	(858,925)	(816,348)	(7,798,336)
C Class
Sold	158,310	1,457,322	330,192	3,107,903
Issued in reinvestment of distributions	11,738	107,403	13,034	122,715
Redeemed	(111,605)	(1,028,206)	(291,397)	(2,772,836)
	58,443	536,519	51,829	457,782
R Class
Sold	47,287	436,147	127,162	1,206,392
Issued in reinvestment of distributions	8,331	76,343	12,090	113,971
Redeemed	(60,985)	(562,897)	(149,447)	(1,426,909)
	(5,367)	(50,407)	(10,195)	(106,546)
R5 Class
Issued in reinvestment of distributions	12	104	17	161
R6 Class
Sold	3,515,813	32,766,495	6,276,644	60,051,602
Issued in reinvestment of distributions	321,759	2,951,102	425,051	4,011,953
Redeemed	(2,495,381)	(22,895,423)	(3,981,256)	(37,787,995)
	1,342,191	12,822,174	2,720,439	26,275,560
G Class
Sold	35,381,867	326,854,439	91,486,497	860,555,731
Issued in connection with reorganization (Note 10)	—	—	435,638,705	4,331,988,616
Issued in reinvestment of distributions	11,122,628	102,006,369	13,700,263	128,589,227
Redeemed	(25,252,884)	(230,323,543)	(55,250,707)	(527,078,586)
	21,251,611	198,537,265	485,574,758	4,794,054,988
Net increase (decrease)	33,629,449	$315,986,419	475,610,984	$4,699,525,995
(1)May 19, 2022 (commencement of sale) through March 31, 2023 for the G Class.
32

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,994,464,543	—
U.S. Treasury Securities	—	1,583,949,777	—
Corporate Bonds	—	1,494,335,248	—
Collateralized Loan Obligations	—	338,673,835	—
Asset-Backed Securities	—	231,527,922	—
Collateralized Mortgage Obligations	—	163,857,744	—
Municipal Securities	—	77,711,031	—
U.S. Government Agency Securities	—	44,800,529	—
Commercial Mortgage-Backed Securities	—	31,775,930	—
Sovereign Governments and Agencies	—	14,843,909	—
Bank Loan Obligations	—	5,761,622	—
Short-Term Investments	$3,161,477	405,550,338	—
	$3,161,477	$6,387,252,428	—
Other Financial Instruments
Futures Contracts	$124,645	—	—
Swap Agreements	—	$412,759	—
	$124,645	$412,759	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,105,945	$1,017,304	—

33

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $222,620,000.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $1,195,919,293 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $96,800,000.

34

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$978,852	Payable for variation margin on futures contracts*	—

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(1,188,344)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(57,056,534)	Change in net unrealized appreciation (depreciation) on futures contracts	$(12,175,669)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(101,783)
		$(58,244,878)		$(12,277,452)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

35

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,884,200,896
Gross tax appreciation of investments	$1,280,035
Gross tax depreciation of investments	(495,067,026)
Net tax appreciation (depreciation) of investments	$(493,786,991)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(399,229,177) and accumulated long-term capital losses of $(236,645,802), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Due to a shift in ownership of the fund, future capital loss carryover utilization in any given year is subject to Internal Revenue Code limitations. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

10. Reorganization

On December 16, 2021, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Diversified Bond Fund, one fund in a series issued by the trust, were transferred to Diversified Bond Fund in exchange for shares of Diversified Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Diversified Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on May 27, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On May 27, 2022, NT Diversified Bond Fund exchanged its shares for shares of Diversified Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Diversified Bond Fund – G Class	427,890,190	Diversified Bond Fund – G Class	435,638,705

The net assets of NT Diversified Bond Fund and Diversified Bond Fund immediately before the reorganization were $4,331,988,616 and $1,779,254,262, respectively. NT Diversified Bond Fund's unrealized depreciation of $(309,319,355) was combined with that of Diversified Bond Fund. Immediately after the reorganization, the combined net assets were $6,111,242,878.

36

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.43	0.18	(0.62)	(0.44)	(0.18)	—	—	(0.18)	$8.81	(4.65)%	0.60%(4)	0.60%(4)	3.85%(4)	3.85%(4)	77%	$558,967
2023	$10.28	0.28	(0.85)	(0.57)	(0.28)	—	—	(0.28)	$9.43	(5.56)%	0.60%	0.60%	3.03%	3.03%	170%	$590,248
2022	$10.96	0.15	(0.55)	(0.40)	(0.17)	(0.11)	—	(0.28)	$10.28	(3.81)%	0.59%	0.59%	1.41%	1.41%	238%	$755,003
2021	$11.10	0.17	0.17	0.34	(0.17)	(0.31)	—	(0.48)	$10.96	2.95%	0.60%	0.60%	1.42%	1.42%	238%	$750,959
2020	$10.61	0.26	0.50	0.76	(0.27)	—	—	(0.27)	$11.10	7.18%	0.60%	0.60%	2.40%	2.40%	82%	$1,302,958
2019	$10.54	0.29	0.03	0.32	(0.23)	—	(0.02)	(0.25)	$10.61	3.15%	0.60%	0.60%	2.80%	2.80%	184%	$1,646,934
I Class
2023(3)	$9.43	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	$8.82	(4.55)%	0.40%(4)	0.40%(4)	4.05%(4)	4.05%(4)	77%	$717,675
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	—	(0.29)	$9.43	(5.37)%	0.40%	0.40%	3.23%	3.23%	170%	$689,974
2022	$10.96	0.18	(0.56)	(0.38)	(0.19)	(0.11)	—	(0.30)	$10.28	(3.62)%	0.39%	0.39%	1.61%	1.61%	238%	$751,444
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	—	(0.50)	$10.96	3.06%	0.40%	0.40%	1.62%	1.62%	238%	$871,066
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.39%	0.40%	0.40%	2.60%	2.60%	82%	$648,832
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.43%	0.40%	0.40%	3.00%	3.00%	184%	$993,543

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$9.44	0.19	(0.62)	(0.43)	(0.19)	—	—	(0.19)	$8.82	(4.64)%	0.37%(4)	0.37%(4)	4.08%(4)	4.08%(4)	77%	$129,296
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	—	(0.30)	$9.44	(5.33)%	0.37%	0.37%	3.26%	3.26%	170%	$119,167
2022	$10.96	0.18	(0.54)	(0.36)	(0.20)	(0.11)	—	(0.31)	$10.29	(3.50)%	0.36%	0.36%	1.64%	1.64%	238%	$141,842
2021	$11.11	0.18	0.17	0.35	(0.19)	(0.31)	—	(0.50)	$10.96	3.09%	0.37%	0.37%	1.65%	1.65%	238%	$115,357
2020	$10.62	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$11.11	7.42%	0.37%	0.37%	2.63%	2.63%	82%	$72,594
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.46%	0.37%	0.37%	3.03%	3.03%	184%	$152,412
A Class
2023(3)	$9.43	0.17	(0.61)	(0.44)	(0.17)	—	—	(0.17)	$8.82	(4.77)%	0.85%(4)	0.85%(4)	3.60%(4)	3.60%(4)	77%	$68,373
2023	$10.28	0.25	(0.85)	(0.60)	(0.25)	—	—	(0.25)	$9.43	(5.79)%	0.85%	0.85%	2.78%	2.78%	170%	$74,013
2022	$10.96	0.13	(0.56)	(0.43)	(0.14)	(0.11)	—	(0.25)	$10.28	(4.05)%	0.84%	0.84%	1.16%	1.16%	238%	$89,094
2021	$11.10	0.13	0.18	0.31	(0.14)	(0.31)	—	(0.45)	$10.96	2.69%	0.85%	0.85%	1.17%	1.17%	238%	$113,848
2020	$10.62	0.23	0.49	0.72	(0.24)	—	—	(0.24)	$11.10	6.81%	0.85%	0.85%	2.15%	2.15%	82%	$118,924
2019	$10.54	0.27	0.04	0.31	(0.21)	—	(0.02)	(0.23)	$10.62	3.02%	0.85%	0.85%	2.55%	2.55%	184%	$98,899

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$9.42	0.13	(0.61)	(0.48)	(0.13)	—	—	(0.13)	$8.81	(5.14)%	1.60%(4)	1.60%(4)	2.85%(4)	2.85%(4)	77%	$7,656
2023	$10.27	0.18	(0.85)	(0.67)	(0.18)	—	—	(0.18)	$9.42	(6.51)%	1.60%	1.60%	2.03%	2.03%	170%	$7,638
2022	$10.95	0.04	(0.55)	(0.51)	(0.06)	(0.11)	—	(0.17)	$10.27	(4.78)%	1.59%	1.59%	0.41%	0.41%	238%	$7,795
2021	$11.09	0.05	0.17	0.22	(0.05)	(0.31)	—	(0.36)	$10.95	1.93%	1.60%	1.60%	0.42%	0.42%	238%	$10,550
2020	$10.61	0.15	0.49	0.64	(0.16)	—	—	(0.16)	$11.09	6.02%	1.60%	1.60%	1.40%	1.40%	82%	$18,182
2019	$10.54	0.19	0.04	0.23	(0.14)	—	(0.02)	(0.16)	$10.61	2.24%	1.60%	1.60%	1.80%	1.80%	184%	$31,481
R Class
2023(3)	$9.43	0.15	(0.62)	(0.47)	(0.15)	—	—	(0.15)	$8.81	(5.00)%	1.10%(4)	1.10%(4)	3.35%(4)	3.35%(4)	77%	$4,437
2023	$10.28	0.23	(0.85)	(0.62)	(0.23)	—	—	(0.23)	$9.43	(6.03)%	1.10%	1.10%	2.53%	2.53%	170%	$4,796
2022	$10.95	0.10	(0.54)	(0.44)	(0.12)	(0.11)	—	(0.23)	$10.28	(4.29)%	1.09%	1.09%	0.91%	0.91%	238%	$5,334
2021	$11.10	0.10	0.17	0.27	(0.11)	(0.31)	—	(0.42)	$10.95	2.44%	1.10%	1.10%	0.92%	0.92%	238%	$7,274
2020	$10.61	0.21	0.49	0.70	(0.21)	—	—	(0.21)	$11.10	6.65%	1.10%	1.10%	1.90%	1.90%	82%	$7,211
2019	$10.54	0.24	0.04	0.28	(0.19)	—	(0.02)	(0.21)	$10.61	2.69%	1.10%	1.10%	2.30%	2.30%	184%	$8,748

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$9.43	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	$8.82	(4.56)%	0.40%(4)	0.40%(4)	4.05%(4)	4.05%(4)	77%	$5
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	—	(0.29)	$9.43	(5.40)%	0.40%	0.40%	3.23%	3.23%	170%	$5
2022	$10.96	0.19	(0.57)	(0.38)	(0.19)	(0.11)	—	(0.30)	$10.28	(3.61)%	0.39%	0.39%	1.61%	1.61%	238%	$6
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	—	(0.50)	$10.96	3.15%	0.40%	0.40%	1.62%	1.62%	238%	$629
2020	$10.62	0.28	0.49	0.77	(0.29)	—	—	(0.29)	$11.10	7.29%	0.40%	0.40%	2.60%	2.60%	82%	$615
2019	$10.54	0.32	0.03	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.45%	0.40%	0.40%	3.00%	3.00%	184%	$419
R6 Class
2023(3)	$9.44	0.19	(0.62)	(0.43)	(0.19)	—	—	(0.19)	$8.82	(4.63)%	0.35%(4)	0.35%(4)	4.10%(4)	4.10%(4)	77%	$141,085
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	—	(0.30)	$9.44	(5.31)%	0.35%	0.35%	3.28%	3.28%	170%	$138,248
2022	$10.97	0.18	(0.55)	(0.37)	(0.20)	(0.11)	—	(0.31)	$10.29	(3.57)%	0.34%	0.34%	1.66%	1.66%	238%	$122,753
2021	$11.11	0.19	0.17	0.36	(0.19)	(0.31)	—	(0.50)	$10.97	3.20%	0.35%	0.35%	1.67%	1.67%	238%	$128,121
2020	$10.63	0.29	0.48	0.77	(0.29)	—	—	(0.29)	$11.11	7.34%	0.35%	0.35%	2.65%	2.65%	82%	$143,473
2019	$10.54	0.32	0.05	0.37	(0.25)	—	(0.03)	(0.28)	$10.63	3.58%	0.35%	0.35%	3.05%	3.05%	184%	$301,853
G Class
2023(3)	$9.44	0.20	(0.62)	(0.42)	(0.20)	—	—	(0.20)	$8.82	(4.47)%	0.01%(4)	0.35%(4)	4.44%(4)	4.10%(4)	77%	$4,470,780
2023(5)	$9.85	0.30	(0.41)	(0.11)	(0.30)	—	—	(0.30)	$9.44	(1.10)%	0.01%(4)	0.35%(4)	3.67%(4)	3.33%(4)	170%(6)	$4,581,460

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)May 19, 2022 (commencement of sale) through March 31, 2023.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
42

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

43

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

44

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes
47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 2311

Semiannual Report

September 30, 2023

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)
G Class (ACHFX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Corporate Bonds	95.4%
Preferred Stocks	1.4%
Bank Loan Obligations	0.6%
Common Stocks	0.4%
Convertible Bonds	0.1%
Escrow Interests	—*
Warrants	—*
Rights	—*
Short-Term Investments	1.1%
Other Assets and Liabilities	1.0%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,021.20	$3.99	0.79%
I Class	$1,000	$1,021.70	$3.49	0.69%
Y Class	$1,000	$1,022.20	$2.98	0.59%
A Class	$1,000	$1,019.90	$5.25	1.04%
R5 Class	$1,000	$1,022.20	$2.98	0.59%
R6 Class	$1,000	$1,021.20	$2.73	0.54%
G Class	$1,000	$1,025.10	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,021.05	$3.99	0.79%
I Class	$1,000	$1,021.55	$3.49	0.69%
Y Class	$1,000	$1,022.05	$2.98	0.59%
A Class	$1,000	$1,019.80	$5.25	1.04%
R5 Class	$1,000	$1,022.05	$2.98	0.59%
R6 Class	$1,000	$1,022.30	$2.73	0.54%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 95.4%
Aerospace and Defense — 2.3%
Bombardier, Inc., 7.50%, 3/15/25(1)	$214,000	$213,357
Bombardier, Inc., 7.125%, 6/15/26(1)	1,700,000	1,648,685
Bombardier, Inc., 7.875%, 4/15/27(1)	6,675,000	6,518,851
Bombardier, Inc., 6.00%, 2/15/28(1)	2,975,000	2,701,943
Bombardier, Inc., 7.50%, 2/1/29(1)	1,650,000	1,567,923
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	856,265
Howmet Aerospace, Inc., 5.125%, 10/1/24	835,000	824,632
Howmet Aerospace, Inc., 5.90%, 2/1/27	520,000	511,389
Howmet Aerospace, Inc., 5.95%, 2/1/37	3,075,000	2,891,500
Rolls-Royce PLC, 3.625%, 10/14/25(1)	250,000	235,000
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	1,500,000	1,473,334
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,025,000	1,580,616
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	1,925,000	1,961,354
TransDigm, Inc., 6.25%, 3/15/26(1)	350,000	344,209
TransDigm, Inc., 7.50%, 3/15/27	2,848,000	2,856,310
TransDigm, Inc., 5.50%, 11/15/27	10,875,000	10,193,624
TransDigm, Inc., 6.75%, 8/15/28(1)	3,325,000	3,277,581
TransDigm, Inc., 4.625%, 1/15/29	1,575,000	1,377,330
TransDigm, Inc., 4.875%, 5/1/29	2,375,000	2,089,697
Triumph Group, Inc., 7.75%, 8/15/25	1,000,000	951,155
Triumph Group, Inc., 9.00%, 3/15/28(1)	1,450,000	1,435,582
		45,510,337
Air Freight and Logistics†
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	357,566
Rand Parent LLC, 8.50%, 2/15/30(1)	425,000	393,673
Western Global Airlines LLC, 10.375%, 8/15/25(1)(2)(3)	1,450,000	3,625
		754,864
Automobile Components — 1.2%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	1,125,000	1,117,094
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	1,475,000	1,478,611
Clarios Global LP, 6.75%, 5/15/25(1)	518,000	514,629
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	900,000	899,106
Dana, Inc., 4.50%, 2/15/32	600,000	466,766
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	1,100,000	1,032,581
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,175,000	2,628,620
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	360,000	365,758
Goodyear Tire & Rubber Co., 7.00%, 3/15/28	625,000	618,194
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	2,675,000	2,307,658
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	337,436
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,675,000	3,044,499
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	925,000	757,937
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	812,744
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,743,000	1,670,779
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,546,794
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,600,000	538,000
ZF North America Capital, Inc., 6.875%, 4/14/28(1)	1,050,000	1,028,370

	Principal Amount/Shares	Value
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	$2,250,000	$2,207,410
		23,372,986
Automobiles — 2.7%
Ford Motor Co., 3.25%, 2/12/32	1,550,000	1,196,047
Ford Motor Co., 6.10%, 8/19/32	1,975,000	1,862,312
Ford Motor Co., 4.75%, 1/15/43	4,334,000	3,168,052
Ford Motor Co., 5.29%, 12/8/46	8,200,000	6,243,481
Ford Motor Credit Co. LLC, 5.58%, 3/18/24	1,350,000	1,342,801
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	1,800,000	1,731,635
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,700,000	1,647,169
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	1,600,000	1,518,638
Ford Motor Credit Co. LLC, 6.95%, 3/6/26	1,000,000	999,281
Ford Motor Credit Co. LLC, 6.95%, 6/10/26	1,600,000	1,599,776
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	1,200,000	1,127,511
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,400,000	1,250,719
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	800,000	739,721
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	800,000	713,205
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	1,200,000	1,226,599
Ford Motor Credit Co. LLC, 2.90%, 2/16/28	400,000	341,068
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	2,400,000	2,399,204
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	9,750,000	8,934,942
Ford Motor Credit Co. LLC, 7.35%, 3/6/30	1,400,000	1,419,296
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	2,400,000	2,006,725
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,700,000	1,375,466
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	1,800,000	1,805,697
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,620,611
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	1,198,604
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,221,562
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	550,000	474,639
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	1,186,744
Thor Industries, Inc., 4.00%, 10/15/29(1)	1,475,000	1,216,875
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,525,000	1,468,126
		53,036,506
Banks — 1.1%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,146,254
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,529,812
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	250,000	254,517
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	300,000	307,015
LD Holdings Group LLC, 6.50%, 11/1/25(1)	950,000	790,241
LD Holdings Group LLC, 6.125%, 4/1/28(1)	500,000	315,858
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	1,075,000	1,016,969
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,744,282
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,675,000	1,362,180
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	580,021
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	519,225
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/1/29(1)	3,050,000	2,524,760
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	475,000	379,375
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	3,500,000	2,647,918

	Principal Amount/Shares	Value
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	$2,500,000	$2,097,482
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	747,644
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,300,000	1,946,352
		21,909,905
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,183,004
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,500,000	1,228,020
		3,411,024
Biotechnology — 0.1%
Grifols SA, 4.75%, 10/15/28(1)	1,125,000	960,531
Broadline Retail — 0.7%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,597,375
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	1,100,000	926,566
Kohl's Corp., 4.625%, 5/1/31	300,000	202,035
Kohl's Corp., 5.55%, 7/17/45	325,000	183,126
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	2,050,000	1,796,917
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	148,552
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	185,936
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	169,414
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	589,310
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,675,000	1,657,288
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,375,000	1,269,774
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	493,752
Match Group Holdings II LLC, 4.125%, 8/1/30(1)	450,000	371,833
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	1,198,178
Nordstrom, Inc., 4.375%, 4/1/30	300,000	231,119
Nordstrom, Inc., 5.00%, 1/15/44	100,000	59,133
QVC, Inc., 4.45%, 2/15/25	925,000	810,437
QVC, Inc., 4.75%, 2/15/27	1,050,000	645,931
QVC, Inc., 4.375%, 9/1/28	250,000	131,605
QVC, Inc., 5.45%, 8/15/34	150,000	66,873
		13,735,154
Building Products — 1.2%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	450,000	420,864
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	985,625
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)(4)	750,000	742,500
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	1,830,458
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	659,489
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,450,000	1,294,519
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,075,000	4,167,771
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	1,875,000	1,767,344
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	664,365
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(1)	575,000	554,257
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,681,150
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	234,000	224,937
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	641,114
Oscar AcquisitionCo. LLC / Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,050,000	969,964
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,625,000	1,500,156
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	556,759

	Principal Amount/Shares	Value
Standard Industries, Inc., 4.75%, 1/15/28(1)	$975,000	$880,668
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,975,000	2,467,001
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	193,559
		23,202,500
Capital Markets — 1.8%
AG Issuer LLC, 6.25%, 3/1/28(1)	2,200,000	2,056,923
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	352,455
Coinbase Global, Inc., 3.375%, 10/1/28(1)	3,850,000	2,777,649
Coinbase Global, Inc., 3.625%, 10/1/31(1)	1,725,000	1,146,899
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,775,000	1,553,646
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	836,895
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	1,729,000	1,666,854
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	325,000	309,581
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,275,000	3,046,464
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,592,000	3,161,517
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	420,425
Iliad Holding SASU, 6.50%, 10/15/26(1)	1,200,000	1,128,712
Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	546,808
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	2,025,000	1,742,633
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	3,250,000	2,767,118
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	825,000	802,136
MSCI, Inc., 4.00%, 11/15/29(1)	4,825,000	4,244,057
MSCI, Inc., 3.625%, 9/1/30(1)	500,000	419,671
MSCI, Inc., 3.625%, 11/1/31(1)	2,050,000	1,679,835
NFP Corp., 4.875%, 8/15/28(1)	775,000	683,155
NFP Corp., 6.875%, 8/15/28(1)	2,700,000	2,316,379
NFP Corp., 7.50%, 10/1/30(1)	925,000	889,538
NFP Corp., 8.50%, 10/1/31(1)	825,000	827,126
		35,376,476
Chemicals — 2.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	142,742
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	204,367
Avient Corp., 5.75%, 5/15/25(1)	1,275,000	1,253,056
Avient Corp., 7.125%, 8/1/30(1)	1,525,000	1,500,010
Chemours Co., 5.375%, 5/15/27	650,000	600,186
Chemours Co., 5.75%, 11/15/28(1)	2,750,000	2,389,433
Chemours Co., 4.625%, 11/15/29(1)	1,225,000	986,795
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	400,000	373,612
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	517,025
Cornerstone Chemical Co., 8.25% Cash plus 2.00% PIK, 9/1/27(1)(2)(3)	650,000	558,188
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,795,000	3,463,962
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	1,026,244
Herens Holdco Sarl, 4.75%, 5/15/28(1)	1,400,000	1,088,832
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	496,479
INEOS Finance PLC, 6.75%, 5/15/28(1)	1,000,000	936,406
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	2,735,000	2,623,503

	Principal Amount/Shares	Value
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)	$1,600,000	$1,444,656
LSB Industries, Inc., 6.25%, 10/15/28(1)	525,000	476,193
Methanex Corp., 5.125%, 10/15/27	750,000	692,706
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	987,221
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	94,311
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	996,938
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	725,000	564,977
OCI NV, 4.625%, 10/15/25(1)	628,000	593,953
Olin Corp., 5.625%, 8/1/29	3,150,000	2,967,220
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	400,000	399,635
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	500,000	408,135
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	2,250,000	1,741,371
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,725,000	870,737
Rain Carbon, Inc., 12.25%, 9/1/29(1)	475,000	498,750
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	2,400,000	2,120,620
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,275,000	1,952,262
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,850,000	1,692,433
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,650,000	2,027,701
SNF Group SACA, 3.125%, 3/15/27(1)	1,275,000	1,129,794
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	647,000	596,961
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	1,699,520
Tronox, Inc., 4.625%, 3/15/29(1)	3,050,000	2,465,303
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,375,000	1,263,196
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,125,000	1,720,974
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	800,000	776,371
		48,342,778
Commercial Services and Supplies — 1.9%
ADT Security Corp., 4.125%, 8/1/29(1)	2,225,000	1,883,807
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	710,855
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	3,475,000	3,297,462
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,425,000	3,964,265
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	2,200,000	1,836,571
Allied Universal Holdco LLC / Allied Universal Finance Corp., 4.625%, 6/1/28(1)	1,300,000	1,081,070
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	3,272,000	2,444,241
APX Group, Inc., 5.75%, 7/15/29(1)	2,300,000	1,940,710
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	827,569
Covanta Holding Corp., 5.00%, 9/1/30	1,200,000	960,211
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	549,624
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	539,747
Garda World Security Corp., 6.00%, 6/1/29(1)	3,000,000	2,456,906
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	1,025,000	972,469
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	907,292
Matthews International Corp., 5.25%, 12/1/25(1)	1,000,000	960,625
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	4,625,000	3,912,454
Neptune Bidco US, Inc., 9.29%, 4/15/29(1)	4,725,000	4,283,860

	Principal Amount/Shares	Value
OPENLANE, Inc., 5.125%, 6/1/25(1)	$204,000	$197,587
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	340,000	338,020
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	600,000	526,258
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	533,208
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	600,000	482,130
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,175,000	1,098,508
		36,705,449
Communications Equipment — 0.6%
Ciena Corp., 4.00%, 1/31/30(1)	625,000	529,566
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,386,000	2,274,474
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	304,493
CommScope, Inc., 6.00%, 3/1/26(1)	1,975,000	1,845,833
CommScope, Inc., 8.25%, 3/1/27(1)	725,000	474,810
CommScope, Inc., 7.125%, 7/1/28(1)	2,025,000	1,215,000
CommScope, Inc., 4.75%, 9/1/29(1)	625,000	460,537
Nokia of America Corp., 6.45%, 3/15/29	3,231,000	3,101,760
Viasat, Inc., 6.50%, 7/15/28(1)	175,000	121,429
Viasat, Inc., 7.50%, 5/30/31(1)	650,000	430,137
		10,758,039
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,400,000	1,403,906
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	1,375,000	1,307,584
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	1,875,000	1,893,141
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,575,000	1,415,303
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,650,000	2,620,068
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,759,573
		10,399,575
Construction Materials — 0.5%
Cemex SAB de CV, 5.45%, 11/19/29(1)	2,800,000	2,654,875
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,325,000	1,110,788
Knife River Corp., 7.75%, 5/1/31(1)	950,000	953,149
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	2,981,032
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	855,270
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,567,962
		10,123,076
Consumer Finance — 2.4%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 5/1/28(1)	1,075,000	885,574
Ally Financial, Inc., 6.70%, 2/14/33	400,000	347,640
Curo Group Holdings Corp., 7.50%, 8/1/28(1)	1,300,000	307,125
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,441,542
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	878,422
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	5,004,489	4,774,558
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	625,000	634,241
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)	825,000	826,629
Navient Corp., 6.125%, 3/25/24	2,160,000	2,150,412
Navient Corp., 5.875%, 10/25/24	1,377,000	1,356,676

	Principal Amount/Shares	Value
Navient Corp., 6.75%, 6/25/25	$4,175,000	$4,116,863
Navient Corp., 6.75%, 6/15/26	2,575,000	2,493,355
Navient Corp., 5.00%, 3/15/27	300,000	269,975
Navient Corp., 5.50%, 3/15/29	4,750,000	3,995,961
Navient Corp., 9.375%, 7/25/30	1,725,000	1,703,049
Navient Corp., Series A, 5.625%, 8/1/33	400,000	290,788
OneMain Finance Corp., 8.25%, 10/1/23	75,000	75,000
OneMain Finance Corp., 6.125%, 3/15/24	196,000	195,565
OneMain Finance Corp., 6.875%, 3/15/25	1,267,000	1,258,160
OneMain Finance Corp., 7.125%, 3/15/26	4,300,000	4,215,705
OneMain Finance Corp., 6.625%, 1/15/28	1,965,000	1,815,336
OneMain Finance Corp., 3.875%, 9/15/28	400,000	321,503
OneMain Finance Corp., 9.00%, 1/15/29	600,000	598,656
OneMain Finance Corp., 5.375%, 11/15/29	750,000	629,025
OneMain Finance Corp., 4.00%, 9/15/30	825,000	620,054
PRA Group, Inc., 7.375%, 9/1/25(1)	425,000	414,343
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,365,938
PROG Holdings, Inc., 6.00%, 11/15/29(1)	900,000	786,330
SLM Corp., 3.125%, 11/2/26	4,150,000	3,603,854
Synchrony Financial, 7.25%, 2/2/33	1,125,000	993,925
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 5/1/27(1)	1,675,000	1,444,914
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,375,000	1,064,284
World Acceptance Corp., 7.00%, 11/1/26(1)	2,100,000	1,791,025
		47,666,427
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	1,025,000	950,460
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	583,615
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,197,493
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	1,000,000	963,564
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28(1)	3,625,000	3,586,998
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	325,000	277,378
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	750,000	676,762
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,150,000	1,768,009
Rite Aid Corp., 8.00%, 11/15/26(1)(2)	987,000	582,330
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	2,450,000	2,458,146
United Natural Foods, Inc., 6.75%, 10/15/28(1)	625,000	477,281
		14,522,036
Containers and Packaging — 1.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,177,586	3,158,426
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	1,923,925
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	732,029
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	2,750,000	2,298,505

	Principal Amount/Shares	Value
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	$1,000,000	$835,820
Ball Corp., 5.25%, 7/1/25	67,000	65,779
Ball Corp., 4.875%, 3/15/26	1,000,000	961,359
Ball Corp., 6.875%, 3/15/28	1,775,000	1,787,613
Ball Corp., 6.00%, 6/15/29	1,975,000	1,919,836
Ball Corp., 3.125%, 9/15/31	750,000	588,403
Berry Global, Inc., 4.875%, 7/15/26(1)	500,000	479,123
Berry Global, Inc., 5.625%, 7/15/27(1)	750,000	725,199
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	209,423
Crown Americas LLC, 5.25%, 4/1/30	1,175,000	1,089,719
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	700,000	673,043
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)	925,000	769,638
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,446,287
LABL, Inc., 10.50%, 7/15/27(1)	900,000	847,204
LABL, Inc., 5.875%, 11/1/28(1)	600,000	539,756
LABL, Inc., 9.50%, 11/1/28(1)	250,000	256,562
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,227,188
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26(1)	500,000	482,940
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	372,077
OI European Group BV, 4.75%, 2/15/30(1)	3,075,000	2,678,926
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	700,000	699,125
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	4,131,000	4,031,905
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,050,000	1,027,688
Sealed Air Corp., 4.00%, 12/1/27(1)	1,614,000	1,441,950
Sealed Air Corp., 5.00%, 4/15/29(1)	1,800,000	1,620,539
Sealed Air Corp. / Sealed Air Corp. US, 6.125%, 2/1/28(1)	375,000	363,595
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	500,000	523,125
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,759,454
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	800,000	746,826
		38,282,987
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	600,000	532,526
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,400,000	2,282,328
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	616,425
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,975,000	1,708,510
Resideo Funding, Inc., 4.00%, 9/1/29(1)	425,000	349,686
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)	925,000	924,029
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	750,000	762,187
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	888,970
		8,064,661
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,589,256
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,825,000	1,562,954
Graham Holdings Co., 5.75%, 6/1/26(1)	675,000	653,116
Service Corp. International, 3.375%, 8/15/30	130,000	104,956
Service Corp. International, 4.00%, 5/15/31	3,475,000	2,856,646
Sotheby's, 7.375%, 10/15/27(1)	1,000,000	921,808
		7,688,736

	Principal Amount/Shares	Value
Diversified REITs — 1.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	$400,000	$333,868
HAT Holdings I LLC / HAT Holdings II LLC, 6.00%, 4/15/25(1)	900,000	876,725
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	450,000	400,459
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	475,000	364,090
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	5,200,000	4,280,185
MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/1/26	1,200,000	1,023,803
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	3,250,000	2,523,537
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	1,550,000	1,100,164
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	725,000	453,625
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	1,325,000	1,324,344
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	1,050,000	960,524
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,482,521
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 7/15/28(1)	825,000	811,332
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,029,762
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,675,000	2,421,731
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	3,075,000	2,521,792
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	509,104
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(1)	3,850,000	3,774,647
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,451,643
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,175,000	771,013
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	783,000	730,250
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	1,325,000	1,203,495
VICI Properties LP / VICI Note Co., Inc., 4.50%, 1/15/28(1)	1,100,000	1,004,992
VICI Properties LP / VICI Note Co., Inc., 4.625%, 12/1/29(1)	1,825,000	1,621,148
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	2,250,000	1,916,044
XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,302,117
XHR LP, 4.875%, 6/1/29(1)	1,075,000	914,906
		37,107,821
Diversified Telecommunication Services — 2.7%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,350,000	2,719,038
Altice France Holding SA, 6.00%, 2/15/28(1)	4,950,000	2,454,907
Altice France SA, 8.125%, 2/1/27(1)	3,925,000	3,485,680
Altice France SA, 5.50%, 1/15/28(1)	1,250,000	964,709
Altice France SA, 5.125%, 1/15/29(1)	2,425,000	1,727,451
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,223,636
Altice France SA, 5.50%, 10/15/29(1)	3,500,000	2,522,048
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	615,103
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	2,100,000	2,007,516
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,550,000	1,447,619
Embarq Corp., 8.00%, 6/1/36	1,765,000	997,057

	Principal Amount/Shares	Value
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	$1,750,000	$1,593,232
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	1,838,395
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	3,450,000	2,658,871
Frontier Communications Holdings LLC, 5.875%, 11/1/29	1,285,398	940,207
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,750,000	1,282,351
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	2,250,000	2,138,682
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,525,000	2,381,020
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,225,000	1,049,225
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	2,400,000	1,729,505
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	4,025,000	2,513,867
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,200,000	1,232,786
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	2,181,000	2,197,320
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	775,000	511,364
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	200,000	64,342
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	325,000	289,583
Telecom Italia Capital SA, 6.375%, 11/15/33	1,825,000	1,584,187
Telecom Italia Capital SA, 6.00%, 9/30/34	2,777,000	2,318,104
Telecom Italia Capital SA, 7.20%, 7/18/36	325,000	289,492
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,618,845
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	324,914
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	800,000	412,000
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	2,025,000	1,505,184
		52,638,240
Electric Utilities — 0.8%
Drax Finco PLC, 6.625%, 11/1/25(1)	1,350,000	1,292,942
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	500,000	411,581
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	57,000	54,783
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,975,000	1,790,141
NRG Energy, Inc., 6.625%, 1/15/27	196,000	192,189
NRG Energy, Inc., 3.375%, 2/15/29(1)	675,000	546,975
NRG Energy, Inc., 3.625%, 2/15/31(1)	610,000	463,472
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	827,052
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,325,000	1,281,824
Pacific Gas & Electric Co., 4.55%, 7/1/30	125,000	110,561
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,403,204
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	1,425,000	1,462,038
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,605,000	1,532,127
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	600,000	569,551
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,450,000	1,334,636
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	650,000	559,362
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	1,275,000	1,257,162
		16,089,600
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	650,000	643,044
Regal Rexnord Corp., 6.05%, 4/15/28(1)	825,000	803,030
Regal Rexnord Corp., 6.30%, 2/15/30(1)	575,000	555,877
Regal Rexnord Corp., 6.40%, 4/15/33(1)	575,000	554,445
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	650,000	653,797
		3,210,193
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp., 5.00%, 12/15/29(1)	2,925,000	2,540,099

	Principal Amount/Shares	Value
Imola Merger Corp., 4.75%, 5/15/29(1)	$8,775,000	$7,699,062
Likewize Corp., 9.75%, 10/15/25(1)	975,000	966,486
Sensata Technologies BV, 5.00%, 10/1/25(1)	250,000	242,632
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,225,000	3,642,132
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,200,000	1,119,232
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	628,021
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,013,583
		18,851,247
Energy Equipment and Services — 2.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	875,000	847,282
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,700,000	2,516,803
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,900,000	1,783,511
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/1/30(1)	375,000	375,418
Enerflex Ltd., 9.00%, 10/15/27(1)	1,600,000	1,581,672
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,125,000	1,119,760
Global Marine, Inc., 7.00%, 6/1/28	1,868,000	1,623,748
Nabors Industries Ltd., 7.25%, 1/15/26(1)	550,000	532,070
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,700,000	1,573,627
Nabors Industries, Inc., 5.75%, 2/1/25	3,698,000	3,623,171
Nine Energy Service, Inc., 13.00%, 2/1/28	2,275,000	2,082,354
Noble Finance II LLC, 8.00%, 4/15/30(1)	1,200,000	1,216,792
Oceaneering International, Inc., 6.00%, 2/1/28(1)(4)	250,000	235,773
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,375,000	1,362,959
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	1,991,150
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	1,900,000	1,936,214
Shelf Drilling Holdings Ltd., 8.875%, 11/15/24(1)	1,075,000	1,075,672
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	3,128,000	3,191,107
Shelf Drilling Holdings Ltd., 9.625%, 4/15/29(1)(4)	1,650,000	1,634,964
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(1)	1,000,000	997,606
Transocean Aquila Ltd., 8.00%, 9/30/28(1)(4)	725,000	725,515
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	618,750	609,822
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,325,000	1,349,307
Transocean, Inc., 7.25%, 11/1/25(1)	1,300,000	1,278,409
Transocean, Inc., 7.50%, 1/15/26(1)	825,000	807,176
Transocean, Inc., 11.50%, 1/30/27(1)	1,848,000	1,939,956
Transocean, Inc., 8.00%, 2/1/27(1)	2,200,000	2,119,909
Transocean, Inc., 8.75%, 2/15/30(1)	950,000	972,220
Transocean, Inc., 7.50%, 4/15/31	2,125,000	1,843,076
Transocean, Inc., 6.80%, 3/15/38	1,225,000	933,622
Transocean, Inc., 9.35%, 12/15/41	1,125,000	994,298
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,500,000	1,470,897
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	825,000	800,644
Valaris Ltd., 8.375%, 4/30/30(1)	2,075,000	2,078,372
Vantage Drilling International, 9.50%, 2/15/28(1)	1,250,000	1,231,294
Weatherford International Ltd., 8.625%, 4/30/30(1)	7,475,000	7,538,836
		57,995,006

	Principal Amount/Shares	Value
Entertainment — 1.2%
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/28(1)	$2,000,000	$1,146,970
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	177,188
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	4,945,980	3,585,953
Cinemark USA, Inc., 5.875%, 3/15/26(1)	3,475,000	3,340,312
Cinemark USA, Inc., 5.25%, 7/15/28(1)	5,025,000	4,466,371
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	3,025,000	2,907,736
Live Nation Entertainment, Inc., 6.50%, 5/15/27(1)	1,500,000	1,480,510
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,400,000	2,200,080
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,425,000	1,261,125
Netflix, Inc., 5.875%, 11/15/28	375,000	378,060
Odeon Finco PLC, 12.75%, 11/1/27(1)	275,000	273,868
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,325,000	1,943,746
WMG Acquisition Corp., 3.00%, 2/15/31(1)	375,000	294,932
		23,456,851
Financial Services — 1.2%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	555,459
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,600,000	1,577,511
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(1)(4)	3,225,000	3,233,627
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 8/15/28(1)	400,000	337,318
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,154,000	1,907,832
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,572,239
MGIC Investment Corp., 5.25%, 8/15/28	2,755,000	2,568,363
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,037,314
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	776,650
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	1,300,000	1,105,653
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	1,485,131
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,925,000	1,916,754
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	1,475,000	1,239,423
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	1,782,048
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,044,460
Radian Group, Inc., 4.50%, 10/1/24	950,000	923,827
Verscend Escrow Corp., 9.75%, 8/15/26(1)	1,350,000	1,351,895
		24,415,504
Food Products — 1.4%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,025,000	1,027,680
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,175,000	894,643
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,049,173
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	2,025,000	1,919,412
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	2,300,000	2,194,545
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	302,404
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30	1,000,000	934,417
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,450,000	1,241,633
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,216,496
Pilgrim's Pride Corp., 6.25%, 7/1/33	575,000	541,098
Post Holdings, Inc., 5.75%, 3/1/27(1)	307,000	295,121
Post Holdings, Inc., 5.625%, 1/15/28(1)	1,100,000	1,040,967

	Principal Amount/Shares	Value
Post Holdings, Inc., 5.50%, 12/15/29(1)	$4,675,000	$4,243,494
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	300,142
Post Holdings, Inc., 4.50%, 9/15/31(1)	825,000	687,682
Sigma Holdco BV, 7.875%, 5/15/26(1)	2,400,000	2,014,512
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	2,025,000	1,663,720
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,024,129
U.S. Foods, Inc., 4.75%, 2/15/29(1)	4,398,000	3,935,981
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	850,204
		27,377,453
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	1,125,000	1,091,941
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	150,000	144,442
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,645,000	1,543,526
		2,779,909
Ground Transportation — 1.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	710,647
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,625,000	2,303,116
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,112,371
Hertz Corp., 4.625%, 12/1/26(1)	1,000,000	887,490
Hertz Corp., 5.00%, 12/1/29(1)	3,425,000	2,686,250
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,537,736
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,950,000	1,060,605
Uber Technologies, Inc., 7.50%, 5/15/25(1)	1,475,000	1,485,878
Uber Technologies, Inc., 8.00%, 11/1/26(1)	2,728,000	2,762,837
Uber Technologies, Inc., 7.50%, 9/15/27(1)	2,525,000	2,548,682
Uber Technologies, Inc., 6.25%, 1/15/28(1)	2,300,000	2,251,539
United Rentals North America, Inc., 4.875%, 1/15/28	1,000,000	935,073
United Rentals North America, Inc., 6.00%, 12/15/29(1)	225,000	219,332
United Rentals North America, Inc., 5.25%, 1/15/30	2,975,000	2,755,528
United Rentals North America, Inc., 4.00%, 7/15/30	3,100,000	2,645,892
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	666,496
United Rentals North America, Inc., 3.75%, 1/15/32	1,625,000	1,313,400
XPO, Inc., 6.25%, 6/1/28(1)	825,000	799,776
XPO, Inc., 7.125%, 6/1/31(1)	675,000	665,578
		29,348,226
Health Care Equipment and Supplies — 0.9%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,375,000	3,080,578
Avantor Funding, Inc., 3.875%, 11/1/29(1)	3,475,000	2,973,854
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	2,750,000	2,761,605
Medline Borrower LP, 3.875%, 4/1/29(1)	3,075,000	2,602,411
Medline Borrower LP, 5.25%, 10/1/29(1)	7,625,000	6,599,485
		18,017,933
Health Care Providers and Services — 4.3%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,675,997
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	990,209
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	929,330

	Principal Amount/Shares	Value
Air Methods Corp., 8.00%, 5/15/25(1)(2)	$2,700,000	$20,250
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	275,000	252,587
Catalent Pharma Solutions, Inc., 3.125%, 2/15/29(1)	475,000	390,027
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	225,000	185,543
Centene Corp., 4.25%, 12/15/27	3,575,000	3,298,885
Centene Corp., 4.625%, 12/15/29	1,603,000	1,445,577
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	4,150,000	3,959,996
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	2,050,000	1,760,949
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,542,000	3,307,059
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	768,000	409,651
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,556,682
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	2,600,000	1,384,500
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,850,000	1,454,255
CHS / Community Health Systems, Inc., 5.25%, 5/15/30(1)	4,100,000	3,122,095
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,628,000	1,863,515
DaVita, Inc., 4.625%, 6/1/30(1)	7,050,000	5,797,647
DaVita, Inc., 3.75%, 2/15/31(1)	250,000	190,264
Encompass Health Corp., 4.75%, 2/1/30	1,790,000	1,586,148
HCA, Inc., 5.375%, 2/1/25	725,000	717,705
HCA, Inc., 7.69%, 6/15/25	1,020,000	1,044,443
HCA, Inc., 7.58%, 9/15/25	1,250,000	1,277,271
HCA, Inc., 5.875%, 2/15/26	575,000	571,954
IQVIA, Inc., 5.00%, 10/15/26(1)	575,000	550,324
IQVIA, Inc., 5.00%, 5/15/27(1)	1,125,000	1,061,581
IQVIA, Inc., 6.50%, 5/15/30(1)	1,575,000	1,543,530
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	961,821
LifePoint Health, Inc., 9.875%, 8/15/30(1)	100,000	96,938
LifePoint Health, Inc., 11.00%, 10/15/30(1)(4)	1,425,000	1,433,906
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,250,000	898,975
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	2,128,000	1,909,184
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,600,000	1,326,037
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	2,951,927
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,450,000	2,018,776
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,350,000	1,199,718
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	2,025,000	1,875,585
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	1,325,000	963,176
Select Medical Corp., 6.25%, 8/15/26(1)	1,400,000	1,369,013
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	505,876
Tenet Healthcare Corp., 4.875%, 1/1/26	3,700,000	3,548,354
Tenet Healthcare Corp., 6.25%, 2/1/27	400,000	387,427
Tenet Healthcare Corp., 5.125%, 11/1/27	3,525,000	3,283,995
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	454,213
Tenet Healthcare Corp., 6.125%, 10/1/28	7,525,000	7,071,092
Tenet Healthcare Corp., 4.25%, 6/1/29	3,150,000	2,714,301
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	366,095
Tenet Healthcare Corp., 6.125%, 6/15/30	3,000,000	2,816,398
Tenet Healthcare Corp., 6.75%, 5/15/31(1)	4,200,000	4,056,025
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	335,943
		84,892,749
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,188,000	1,145,340

	Principal Amount/Shares	Value
Diversified Healthcare Trust, 4.375%, 3/1/31	$275,000	$190,719
		1,336,059
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	5,507,000	4,612,896
Hotel & Resort REITs — 0.5%
Service Properties Trust, 4.35%, 10/1/24	2,425,000	2,329,027
Service Properties Trust, 7.50%, 9/15/25	325,000	319,672
Service Properties Trust, 5.25%, 2/15/26	2,225,000	2,029,818
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,588,940
Service Properties Trust, 4.95%, 2/15/27	725,000	613,128
Service Properties Trust, 5.50%, 12/15/27	550,000	470,739
Service Properties Trust, 4.95%, 10/1/29	1,900,000	1,438,571
Service Properties Trust, 4.375%, 2/15/30	100,000	71,862
		8,861,757
Hotels, Restaurants and Leisure — 12.0%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,375,000	1,240,667
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	7,775,000	6,469,917
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,570,492
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	806,921
Boyd Gaming Corp., 4.75%, 12/1/27	800,000	737,969
Boyd Gaming Corp., 4.75%, 6/15/31(1)	2,650,000	2,258,253
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,900,000	1,664,087
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	2,400,000	2,369,263
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	1,350,000	1,357,461
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	7,850,000	6,658,644
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	2,325,000	2,264,833
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	975,000	971,658
Carnival Corp., 7.625%, 3/1/26(1)	8,100,000	7,885,100
Carnival Corp., 5.75%, 3/1/27(1)	18,550,000	16,807,955
Carnival Corp., 9.875%, 8/1/27(1)	175,000	182,821
Carnival Corp., 6.65%, 1/15/28	1,375,000	1,227,300
Carnival Corp., 6.00%, 5/1/29(1)	11,875,000	10,143,064
Carnival Corp., 7.00%, 8/15/29(1)	725,000	715,587
Carnival Corp., 10.50%, 6/1/30(1)	7,200,000	7,421,326
Carnival PLC, 7.875%, 6/1/27	2,500,000	2,541,025
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,925,000	1,617,508
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	2,760,000	2,497,023
CEC Entertainment LLC, 6.75%, 5/1/26(1)	275,000	260,354
Cedar Fair LP, 5.25%, 7/15/29	725,000	630,953
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	900,000	882,135
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	225,000	210,951
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	2,000,000	1,893,666
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,625,000	2,504,883
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	609,519
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,142,715
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	797,239
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	425,000	360,653

	Principal Amount/Shares	Value
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$2,450,000	$1,999,923
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,400,000	2,103,144
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	1,961,285
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	1,525,000	1,502,222
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,200,000	2,128,958
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	600,000	519,497
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	1,750,000	1,594,761
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	5,275,000	4,439,527
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	5,650,000	4,560,403
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	3,400,000	2,953,362
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	2,950,000	2,407,898
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	425,000	404,701
International Game Technology PLC, 4.125%, 4/15/26(1)	3,150,000	2,966,074
International Game Technology PLC, 5.25%, 1/15/29(1)	225,000	207,573
IRB Holding Corp., 7.00%, 6/15/25(1)	1,400,000	1,401,932
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,075,000	2,732,276
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	737,126
Life Time, Inc., 5.75%, 1/15/26(1)	5,975,000	5,794,849
Life Time, Inc., 8.00%, 4/15/26(1)	8,825,000	8,679,961
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	825,000	809,407
Light & Wonder International, Inc., 7.50%, 9/1/31(1)	225,000	222,614
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	468,650
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	625,000	598,832
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	1,000,000	986,895
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	900,000	856,938
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,975,000	1,774,745
MGM Resorts International, 6.75%, 5/1/25	1,350,000	1,344,247
MGM Resorts International, 5.75%, 6/15/25	825,000	806,629
MGM Resorts International, 5.50%, 4/15/27	1,064,000	993,726
MGM Resorts International, 4.75%, 10/15/28	850,000	749,837
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,450,000	1,236,212
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(1)	1,185,000	1,176,883
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	1,800,000	1,658,682
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,075,000	1,921,689
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	507,000	505,857
NCL Corp. Ltd., 5.875%, 3/15/26(1)	7,000,000	6,470,822
NCL Corp. Ltd., 5.875%, 2/15/27(1)	1,050,000	999,498
NCL Corp. Ltd., 8.375%, 2/1/28(1)	800,000	812,214
NCL Corp. Ltd., 7.75%, 2/15/29(1)	900,000	836,318
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,500,000	1,325,497
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	2,675,000	2,189,220
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,839,300
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,975,000	1,458,745
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	1,450,000	1,330,935

	Principal Amount/Shares	Value
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	$1,750,000	$1,653,339
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	4,825,000	4,470,057
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(1)	1,200,000	1,302,628
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	1,500,000	1,498,918
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,970,000	1,668,833
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	3,850,000	3,533,671
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	650,000	674,756
Royal Caribbean Cruises Ltd., 9.25%, 1/15/29(1)	2,425,000	2,563,666
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	1,025,000	1,017,048
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.625%, 3/1/30(1)	650,000	561,477
Scientific Games International, Inc., 7.00%, 5/15/28(1)	3,825,000	3,763,532
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	3,225,000	2,837,129
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	3,750,000	3,750,640
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	349,366
Station Casinos LLC, 4.625%, 12/1/31(1)	725,000	580,716
Studio City Finance Ltd., 6.00%, 7/15/25(1)	1,400,000	1,333,850
Studio City Finance Ltd., 5.00%, 1/15/29(1)	875,000	659,068
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	1,294,449
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,385,932
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	505,635
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,763,487
Viking Cruises Ltd., 5.875%, 9/15/27(1)	3,925,000	3,586,390
Viking Cruises Ltd., 7.00%, 2/15/29(1)	2,750,000	2,532,929
Viking Cruises Ltd., 9.125%, 7/15/31(1)	3,000,000	3,004,440
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,245,826
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,456,877
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	446,000	438,936
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,025,000	1,885,650
Wynn Macau Ltd., 5.50%, 1/15/26(1)	2,030,000	1,899,642
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,200,000	1,041,657
Wynn Macau Ltd., 5.125%, 12/15/29(1)	3,150,000	2,602,670
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,428,000	3,000,842
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,387,368
		235,423,230
Household Durables — 2.2%
Adams Homes, Inc., 7.50%, 2/15/25(1)	1,225,000	1,205,460
Adams Homes, Inc., 9.25%, 10/15/28(1)(4)	1,625,000	1,629,573
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,440,510
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	591,482
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,700,000	1,393,472
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	389,464
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	2,348,191
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	1,900,000	1,570,151

	Principal Amount/Shares	Value
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	$400,000	$325,724
Century Communities, Inc., 6.75%, 6/1/27	875,000	860,805
Century Communities, Inc., 3.875%, 8/15/29(1)	1,000,000	828,446
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,275,000	1,284,894
Empire Communities Corp., 7.00%, 12/15/25(1)	1,350,000	1,287,981
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,336,519
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	13,260
KB Home, 6.875%, 6/15/27	825,000	825,917
KB Home, 7.25%, 7/15/30	800,000	786,846
KB Home, 4.00%, 6/15/31	1,775,000	1,432,771
LGI Homes, Inc., 4.00%, 7/15/29(1)	925,000	738,913
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,193,135
Meritage Homes Corp., 6.00%, 6/1/25	1,922,000	1,891,721
Meritage Homes Corp., 5.125%, 6/6/27	225,000	212,640
Meritage Homes Corp., 3.875%, 4/15/29(1)	600,000	516,708
Newell Brands, Inc., 5.20%, 4/1/26	3,475,000	3,278,116
Newell Brands, Inc., 6.375%, 9/15/27	800,000	765,686
Newell Brands, Inc., 6.625%, 9/15/29	1,350,000	1,287,184
Newell Brands, Inc., 6.375%, 4/1/36	3,300,000	2,718,730
Newell Brands, Inc., 6.50%, 4/1/46	925,000	686,506
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28	1,400,000	1,259,867
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	2,275,000	1,975,644
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,350,000	1,251,646
SWF Escrow Issuer Corp., 6.50%, 10/1/29(1)	1,000,000	640,995
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,225,000	1,142,502
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	275,000	229,801
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	830,633
TopBuild Corp., 4.125%, 2/15/32(1)	1,075,000	874,025
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	324,000	322,032
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	655,818
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	551,258
Williams Scotsman International, Inc., 6.125%, 6/15/25(1)	379,000	375,614
Williams Scotsman International, Inc., 4.625%, 8/15/28(1)	1,125,000	1,008,113
		43,958,753
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	396,537
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,061,356
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	683,226
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	900,000	777,402
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	500,000	453,931
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	1,050,000	853,046
		4,225,498
Independent Power and Renewable Electricity Producers — 0.5%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	200,000	172,834
Calpine Corp., 4.50%, 2/15/28(1)	1,750,000	1,578,966
Calpine Corp., 5.125%, 3/15/28(1)	2,275,000	2,028,352
Calpine Corp., 4.625%, 2/1/29(1)	600,000	503,260
Calpine Corp., 5.00%, 2/1/31(1)	1,400,000	1,133,734
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,650,000	1,477,443

	Principal Amount/Shares	Value
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	$850,000	$661,729
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	726,932
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,575,000	1,347,657
TransAlta Corp., 7.75%, 11/15/29	800,000	810,748
		10,441,655
Industrial Conglomerates — 0.1%
Benteler International AG, 10.50%, 5/15/28(1)	1,000,000	1,005,848
Insurance — 0.5%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	3,100,000	3,014,439
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	800,000	820,961
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,950,000	2,482,282
AssuredPartners, Inc., 7.00%, 8/15/25(1)	625,000	619,071
AssuredPartners, Inc., 5.625%, 1/15/29(1)	900,000	780,247
Genworth Holdings, Inc., VRN, 7.63%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	303,750
HUB International Ltd., 7.00%, 5/1/26(1)	50,000	49,944
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	545,005
HUB International Ltd., 7.25%, 6/15/30(1)	1,250,000	1,249,075
MBIA Insurance Corp., VRN, 16.83%, 1/15/33(1)(2)(3)	125,000	4,062
Ryan Specialty LLC, 4.375%, 2/1/30(1)	625,000	545,046
		10,413,882
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	747,073
Ziff Davis, Inc., 4.625%, 10/15/30(1)	843,000	714,610
		1,461,683
IT Services — 0.4%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	575,000	556,205
CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	1,100,000	939,026
Exela Intermediate LLC / Exela Finance, Inc., 11.50% PIK, 4/15/26(1)	2,318,886	420,298
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	1,175,000	884,450
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	1,925,000	1,783,046
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	2,150,000	2,057,436
Twilio, Inc., 3.875%, 3/15/31	1,050,000	854,787
Vericast Corp., 11.00%, 9/15/26(1)	933,750	979,270
		8,474,518
Leisure Products — 0.2%
Acushnet Co., 7.375%, 10/15/28(1)(4)	575,000	580,031
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,075,000	1,709,973
Mattel, Inc., 3.375%, 4/1/26(1)	500,000	462,887
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	413,592
Mattel, Inc., 6.20%, 10/1/40	200,000	178,358
Mattel, Inc., 5.45%, 11/1/41	875,000	722,712
		4,067,553
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	750,000	673,389
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	500,000	429,190
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	423,715
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	1,700,000	1,656,251
		3,182,545
Machinery — 1.1%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	577,437

	Principal Amount/Shares	Value
Allison Transmission, Inc., 3.75%, 1/30/31(1)	$950,000	$768,936
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,825,000	1,837,282
Chart Industries, Inc., 9.50%, 1/1/31(1)	2,850,000	3,031,548
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)	2,675,000	2,654,991
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	575,000	551,166
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	400,065
Terex Corp., 5.00%, 5/15/29(1)	2,600,000	2,331,745
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 4/15/26(1)	2,925,000	2,870,229
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	216,928
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,055,313
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,225,000	2,240,297
Wabash National Corp., 4.50%, 10/15/28(1)	525,000	442,896
Werner FinCo LP / Werner FinCo, Inc., 11.50%, 6/15/28(1)	600,000	616,500
Werner FinCo LP / Werner FinCo, Inc., 14.50% Cash or 8.75% Cash plus 5.75% PIK, 10/15/28(1)	2,225,000	1,805,031
		21,400,364
Media — 8.7%
Altice Financing SA, 5.00%, 1/15/28(1)	4,000,000	3,421,133
AMC Networks, Inc., 4.75%, 8/1/25	900,000	831,512
AMC Networks, Inc., 4.25%, 2/15/29	3,075,000	1,891,126
Audacy Capital Corp., 6.75%, 3/31/29(1)(2)(3)	625,000	12,613
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	324,179
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	69,957
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,000,000	909,233
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	300,000	269,471
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	5,300,000	4,947,393
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,500,000	2,942,437
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	925,000	760,459
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	4,375,000	3,486,934
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	2,300,000	2,222,844
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	11,975,000	9,593,352
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	8,275,000	6,503,098
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,200,000	5,516,923
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,975,000	3,668,207
Clear Channel International BV, 6.625%, 8/1/25(1)	2,200,000	2,177,257
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,075,000	3,622,543
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,759,828
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,925,000	1,474,846
CSC Holdings LLC, 5.25%, 6/1/24	1,170,000	1,114,821
CSC Holdings LLC, 5.50%, 4/15/27(1)	550,000	472,131
CSC Holdings LLC, 5.375%, 2/1/28(1)	300,000	244,636
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	650,975

	Principal Amount/Shares	Value
CSC Holdings LLC, 11.25%, 5/15/28(1)	$1,200,000	$1,197,014
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,700,000	2,239,896
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,404,000	1,912,250
CSC Holdings LLC, 4.125%, 12/1/30(1)	275,000	194,898
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,465,000	780,740
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,150,000	2,941,890
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,975,000	1,598,204
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)(2)(3)	3,350,000	75,375
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	5,475,000	4,847,838
DISH DBS Corp., 5.875%, 11/15/24	3,415,000	3,184,089
DISH DBS Corp., 7.75%, 7/1/26	1,475,000	1,108,558
DISH DBS Corp., 5.25%, 12/1/26(1)	4,025,000	3,428,197
DISH DBS Corp., 7.375%, 7/1/28	2,775,000	1,753,145
DISH DBS Corp., 5.75%, 12/1/28(1)	3,050,000	2,350,406
DISH DBS Corp., 5.125%, 6/1/29	2,700,000	1,500,862
DISH Network Corp., 11.75%, 11/15/27(1)	6,550,000	6,608,564
GCI LLC, 4.75%, 10/15/28(1)	1,200,000	1,036,332
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	2,275,000	1,491,779
Gray Television, Inc., 7.00%, 5/15/27(1)	1,175,000	1,012,310
Gray Television, Inc., 4.75%, 10/15/30(1)	3,735,000	2,479,016
iHeartCommunications, Inc., 6.375%, 5/1/26	726,342	627,029
iHeartCommunications, Inc., 8.375%, 5/1/27	2,025,000	1,455,477
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,600,000	2,064,521
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	999,000	765,321
Lamar Media Corp., 3.75%, 2/15/28	950,000	843,960
Lamar Media Corp., 4.00%, 2/15/30	725,000	615,250
Lamar Media Corp., 3.625%, 1/15/31	200,000	163,061
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	550,000	505,868
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	200,000	161,126
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,367,950
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,875,000	1,739,391
News Corp., 3.875%, 5/15/29(1)	3,400,000	2,927,604
News Corp., 5.125%, 2/15/32(1)	3,025,000	2,646,149
Nexstar Media, Inc., 5.625%, 7/15/27(1)	425,000	378,748
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,925,000	1,595,660
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,450,000	3,925,952
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,650,000	2,105,663
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,550,000	1,220,299
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	150,628
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	384,766
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	775,000	574,182
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,302,437
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,025,000	551,870
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	2,025,000	1,258,102
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	4,850,000	4,327,606
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,725,000	2,491,754
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	2,800,000	2,392,861

	Principal Amount/Shares	Value
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	$2,075,000	$1,837,747
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	5,675,000	4,303,955
TEGNA, Inc., 4.625%, 3/15/28	2,250,000	1,954,687
TEGNA, Inc., 5.00%, 9/15/29	950,000	799,164
Univision Communications, Inc., 5.125%, 2/15/25(1)	879,000	857,724
Univision Communications, Inc., 6.625%, 6/1/27(1)	3,800,000	3,543,088
Univision Communications, Inc., 8.00%, 8/15/28(1)	550,000	533,789
Univision Communications, Inc., 4.50%, 5/1/29(1)	4,750,000	3,872,715
Univision Communications, Inc., 7.375%, 6/30/30(1)	2,225,000	2,036,157
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	4,350,000	3,534,766
UPC Holding BV, 5.50%, 1/15/28(1)	1,000,000	888,600
Videotron Ltd., 5.125%, 4/15/27(1)	1,150,000	1,089,447
Videotron Ltd., 3.625%, 6/15/29(1)	600,000	501,576
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,400,000	1,889,649
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	400,000	330,948
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,123,304
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,700,000	2,475,200
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	298,846
		171,043,868
Metals and Mining — 2.5%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	700,000	674,938
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	600,000	531,518
ArcelorMittal SA, 7.00%, 10/15/39	575,000	577,206
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	2,300,000	2,291,421
ATI, Inc., 5.875%, 12/1/27	1,550,000	1,470,818
ATI, Inc., 4.875%, 10/1/29	825,000	727,367
ATI, Inc., 7.25%, 8/15/30	850,000	844,662
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,343,389
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,291,492
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,898,947
Carpenter Technology Corp., 6.375%, 7/15/28	2,294,000	2,217,747
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,615,000	2,492,436
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	600,000	523,323
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,250,000	1,169,833
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,300,000	1,108,794
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	1,095,458
Commercial Metals Co., 4.125%, 1/15/30	775,000	675,583
Commercial Metals Co., 4.375%, 3/15/32	775,000	650,976
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	700,000	664,097
Constellium SE, 5.625%, 6/15/28(1)	550,000	518,181
Constellium SE, 3.75%, 4/15/29(1)	2,050,000	1,719,718
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,127,000	1,126,279
First Quantum Minerals Ltd., 8.625%, 6/1/31(1)	675,000	672,591
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	2,800,000	2,563,743
FMG Resources August Pty Ltd., 6.125%, 4/15/32(1)	1,850,000	1,684,973
Freeport-McMoRan, Inc., 4.375%, 8/1/28	128,000	117,503
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	890,118
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,200,000	940,716
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,916,000	1,675,465
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,625,000	1,604,996
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	859,596

	Principal Amount/Shares	Value
Mineral Resources Ltd., 9.25%, 10/1/28(1)(4)	$1,150,000	$1,162,937
Mineral Resources Ltd., 8.50%, 5/1/30(1)	2,042,000	2,005,686
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(3)(5)	475,000	618
Novelis Corp., 3.25%, 11/15/26(1)	475,000	424,810
Novelis Corp., 4.75%, 1/30/30(1)	1,025,000	888,459
Novelis Corp., 3.875%, 8/15/31(1)	1,150,000	919,902
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,694,560
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	3,300,000	2,719,482
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,098,301
Taseko Mines Ltd., 7.00%, 2/15/26(1)	1,100,000	1,029,115
TMS International Corp., 6.25%, 4/15/29(1)	850,000	703,893
		49,271,647
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,775,000	2,334,700
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	744,255
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	900,000	728,186
		3,807,141
Oil, Gas and Consumable Fuels — 10.7%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,290,991
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	2,250,000	2,268,135
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,325,000	1,265,837
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	687,516
Antero Resources Corp., 7.625%, 2/1/29(1)	681,000	690,749
Antero Resources Corp., 5.375%, 3/1/30(1)	100,000	92,187
Apache Corp., 4.25%, 1/15/30	1,850,000	1,646,123
Apache Corp., 5.10%, 9/1/40	1,175,000	934,718
Apache Corp., 4.75%, 4/15/43	500,000	364,734
Apache Corp., 4.25%, 1/15/44	130,000	85,271
Apache Corp., 7.375%, 8/15/47	600,000	564,549
Apache Corp., 5.35%, 7/1/49	2,275,000	1,745,355
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,710,989
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	225,000	222,844
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	252,108
Athabasca Oil Corp., 9.75%, 11/1/26(1)	2,513,000	2,614,651
Baytex Energy Corp., 8.50%, 4/30/30(1)	3,725,000	3,772,464
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,625,000	1,632,581
Callon Petroleum Co., 6.375%, 7/1/26	175,000	171,918
Callon Petroleum Co., 7.50%, 6/15/30(1)	1,375,000	1,334,921
Cheniere Energy Partners LP, 4.00%, 3/1/31	1,150,000	984,401
Cheniere Energy Partners LP, 3.25%, 1/31/32	1,650,000	1,313,240
Chesapeake Energy Corp., 5.50%, 2/1/26(1)	850,000	823,313
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	1,450,000	1,365,700

	Principal Amount/Shares	Value
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	$875,000	$857,157
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	1,006,048
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,475,000	1,454,428
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,950,000	1,927,549
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	1,900,000	1,898,794
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,450,000	2,300,599
Civitas Resources, Inc., 8.375%, 7/1/28(1)	1,600,000	1,630,000
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	583,530
CNX Resources Corp., 7.25%, 3/14/27(1)	1,531,000	1,512,209
CNX Resources Corp., 6.00%, 1/15/29(1)	1,300,000	1,215,973
CNX Resources Corp., 7.375%, 1/15/31(1)	1,350,000	1,324,925
Comstock Resources, Inc., 6.75%, 3/1/29(1)	2,150,000	1,980,262
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,625,000	1,408,550
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,850,000	5,191,893
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	950,000	970,814
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	1,350,000	1,304,491
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.375%, 2/1/31(1)	1,775,000	1,809,799
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	725,000	680,050
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	909,000	891,761
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,875,000	1,715,143
DT Midstream, Inc., 4.125%, 6/15/29(1)	450,000	389,642
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	1,150,000	1,110,852
Energean Israel Finance Ltd., 5.375%, 3/30/28	575,000	517,486
Energean Israel Finance Ltd., 5.875%, 3/30/31	700,000	609,595
EnLink Midstream LLC, 5.625%, 1/15/28(1)	275,000	260,288
EnLink Midstream LLC, 5.375%, 6/1/29	2,350,000	2,176,044
EnLink Midstream LLC, 6.50%, 9/1/30(1)	2,475,000	2,403,452
EnLink Midstream Partners LP, 4.85%, 7/15/26	2,700,000	2,544,812
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,625,000	1,350,481
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,500,000	1,128,538
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,625,000	1,271,389
EQM Midstream Partners LP, 4.00%, 8/1/24	400,000	390,247
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,083,939
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,450,000	1,454,302
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	733,108
EQM Midstream Partners LP, 5.50%, 7/15/28	1,626,000	1,527,688
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,525,000	2,249,896
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	1,475,000	1,482,894
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,875,000	1,616,051
EQM Midstream Partners LP, 6.50%, 7/15/48	1,525,000	1,342,735
EQT Corp., 6.125%, 2/1/25	125,000	124,689
EQT Corp., 3.125%, 5/15/26(1)	425,000	393,622
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	155,000	152,488
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	900,000	868,522
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	569,453

	Principal Amount/Shares	Value
Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	$1,125,000	$1,099,517
Gulfport Energy Corp., 8.00%, 5/17/26(1)	2,494,641	2,499,967
Harbour Energy PLC, 5.50%, 10/15/26(1)	225,000	210,042
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,775,000	2,685,220
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	171,000	165,402
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	3,345,000	3,080,395
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,475,000	1,341,933
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	633,633
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,450,000	1,309,022
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,150,000	1,899,641
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	845,709
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	975,000	958,196
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	2,375,000	2,187,691
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,525,840
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,421,897
Leviathan Bond Ltd., 6.125%, 6/30/25	1,100,000	1,073,996
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,009,000	1,942,615
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,050,000	2,085,414
Matador Resources Co., 5.875%, 9/15/26	1,700,000	1,642,407
Matador Resources Co., 6.875%, 4/15/28(1)	1,925,000	1,891,934
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	2,500,000	2,424,588
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	1,300,000	1,306,616
Murphy Oil Corp., 6.375%, 7/15/28	2,375,000	2,336,784
Murphy Oil Corp., 7.05%, 5/1/29	375,000	373,446
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	550,000	506,997
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	5,700,000	5,642,474
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	4,925,000	4,923,966
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,775,000	1,790,532
NuStar Logistics LP, 6.00%, 6/1/26	275,000	267,083
NuStar Logistics LP, 6.375%, 10/1/30	1,100,000	1,043,163
Occidental Petroleum Corp., 5.50%, 12/1/25	775,000	765,656
Occidental Petroleum Corp., 7.50%, 5/1/31	842,000	894,514
Occidental Petroleum Corp., 4.30%, 8/15/39	275,000	199,786
Occidental Petroleum Corp., 6.20%, 3/15/40	2,275,000	2,171,078
Occidental Petroleum Corp., 4.625%, 6/15/45	575,000	414,193
Occidental Petroleum Corp., 6.60%, 3/15/46	1,450,000	1,426,474
Occidental Petroleum Corp., 4.10%, 2/15/47	725,000	479,715
Ovintiv, Inc., 8.125%, 9/15/30	500,000	544,356
Parkland Corp., 5.875%, 7/15/27(1)	1,000,000	952,656
Parkland Corp., 4.50%, 10/1/29(1)	4,975,000	4,266,236
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,387,383
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	3,600,000	3,398,706
PBF Holding Co. LLC / PBF Finance Corp., 7.875%, 9/15/30(1)	2,100,000	2,093,637
PDC Energy, Inc., 5.75%, 5/15/26	720,000	717,966
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	2,450,000	2,348,055

	Principal Amount/Shares	Value
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	$1,750,000	$1,648,465
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	1,800,000	1,777,036
Range Resources Corp., 8.25%, 1/15/29	2,195,000	2,252,136
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	375,000	337,961
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	800,000	755,807
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	624,322
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	725,000	626,434
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	236,440
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,200,000	1,053,284
SM Energy Co., 5.625%, 6/1/25	1,400,000	1,371,496
SM Energy Co., 6.75%, 9/15/26	225,000	221,079
Southwestern Energy Co., 5.70%, 1/23/25	508,000	501,056
Southwestern Energy Co., 8.375%, 9/15/28	750,000	774,901
Southwestern Energy Co., 5.375%, 2/1/29	1,550,000	1,428,941
Southwestern Energy Co., 5.375%, 3/15/30	300,000	273,677
Southwestern Energy Co., 4.75%, 2/1/32	425,000	365,232
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,722,236
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,111,162
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	2,550,000	2,211,456
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	500,000	499,190
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,425,000	1,259,394
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,550,000	1,352,726
Talos Production, Inc., 12.00%, 1/15/26	950,000	991,444
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	175,000	175,321
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,025,000	919,245
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,600,000	1,470,856
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	50,000	42,128
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,450,000	1,384,583
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,396,772
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	1,350,000	1,049,639
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	6,225,000	6,168,184
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	3,300,000	3,247,339
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,425,000	1,349,870
Vital Energy, Inc., 10.125%, 1/15/28	875,000	892,838
Vital Energy, Inc., 7.75%, 7/31/29(1)	1,475,000	1,373,668
Vital Energy, Inc., 9.75%, 10/15/30	875,000	895,298
Western Midstream Operating LP, 4.50%, 3/1/28	1,300,000	1,210,857
Western Midstream Operating LP, 4.75%, 8/15/28	725,000	678,721
Western Midstream Operating LP, 6.15%, 4/1/33	200,000	193,127
Western Midstream Operating LP, 5.45%, 4/1/44	825,000	665,990
Western Midstream Operating LP, 5.30%, 3/1/48	1,635,000	1,278,181
Western Midstream Operating LP, 5.50%, 8/15/48	675,000	537,410
		210,753,970
Paper and Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.875%, 2/4/28(1)	200,000	167,113
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,151,465
Glatfelter Corp., 4.75%, 11/15/29(1)	850,000	561,000

	Principal Amount/Shares	Value
Mercer International, Inc., 5.125%, 2/1/29	$1,050,000	$829,366
		2,708,944
Passenger Airlines — 1.0%
Air Canada, 3.875%, 8/15/26(1)	325,000	295,272
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,050,000	989,646
American Airlines, Inc., 11.75%, 7/15/25(1)	4,300,000	4,625,995
American Airlines, Inc., 7.25%, 2/15/28(1)	1,600,000	1,531,354
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,681,250	2,621,063
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	3,325,000	3,095,160
Delta Air Lines, Inc., 7.375%, 1/15/26	675,000	683,883
Delta Air Lines, Inc., 4.375%, 4/19/28	400,000	368,076
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	127,506	123,896
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	1,700,000	1,531,950
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	546,267	542,246
United Airlines, Inc., 4.375%, 4/15/26(1)	900,000	833,207
United Airlines, Inc., 4.625%, 4/15/29(1)	2,225,000	1,914,781
Virgin Australia Holdings Pty Ltd., VRN, 8.125%, 11/15/24(1)(2)(3)	447,500	839
		19,157,368
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,775,000	2,736,106
Coty, Inc., 5.00%, 4/15/26(1)	425,000	408,735
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	1,025,000	1,001,907
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,550,000	1,433,665
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	1,915,976
		7,496,389
Pharmaceuticals — 1.1%
180 Medical, Inc., 3.875%, 10/15/29(1)	300,000	253,837
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	3,285,000	1,671,917
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	1,500,000	1,330,800
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,550,000	2,323,267
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	1,475,000	919,731
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	525,000	313,246
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	903,036
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	296,355
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	158,578
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	625,000	251,806
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	825,000	310,948
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	317,786
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)(2)(3)	3,986,000	284,003
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)(2)(3)	1,612,000	116,870
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)(2)(3)	1,350,000	961,119
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,300,000	1,134,483
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 4/15/25(1)	1,000,000	797,010

	Principal Amount/Shares	Value
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 10.00%, 6/15/29(1)(2)(3)	$1,017,204	$76,870
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,631,338
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	2,025,000	1,625,554
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,450,000	1,060,544
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)(2)(3)	3,281,000	2,342,568
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	745,643
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	907,026
		21,734,335
Professional Services — 0.5%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,100,000	995,302
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	5,975,000	5,076,130
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,568,323
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	366,931
Science Applications International Corp., 4.875%, 4/1/28(1)	1,875,000	1,703,944
		10,710,630
Real Estate Management and Development — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(1)	1,693,600	1,532,708
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	738,964
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	581,037
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,225,000	1,113,920
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,213,650
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	1,225,000	1,211,441
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,646,855
Howard Hughes Corp., 4.125%, 2/1/29(1)	2,175,000	1,742,218
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,150,000	883,773
Kennedy-Wilson, Inc., 4.75%, 2/1/30	950,000	710,097
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	1,810,000	1,311,146
		13,685,809
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	625,000	614,760
ams-OSRAM AG, 7.00%, 7/31/25(1)	1,350,000	1,332,583
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,575,000	1,396,174
Synaptics, Inc., 4.00%, 6/15/29(1)	1,350,000	1,115,033
		4,458,550
Software — 2.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	675,000	672,449
Camelot Finance SA, 4.50%, 11/1/26(1)	1,750,000	1,617,541
Castle US Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,284,768
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 6/15/29(1)	575,000	573,390
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,850,000	6,064,584
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	9,575,000	8,333,944
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	825,000	703,881
Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,193,851
Fair Isaac Corp., 4.00%, 6/15/28(1)	1,150,000	1,029,392
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,575,000	1,545,500
Gen Digital, Inc., 7.125%, 9/30/30(1)	2,325,000	2,293,386
GoTo Group, Inc., 5.50%, 9/1/27(1)	3,100,000	1,727,591

	Principal Amount/Shares	Value
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	$1,400,000	$1,208,466
NCR Corp., 5.75%, 9/1/27(1)	2,200,000	2,218,423
NCR Corp., 5.00%, 10/1/28(1)	1,350,000	1,209,636
NCR Corp., 5.125%, 4/15/29(1)	3,875,000	3,418,113
NCR Corp., 6.125%, 9/1/29(1)	2,925,000	3,002,559
NCR Corp., 5.25%, 10/1/30(1)	700,000	603,941
Open Text Corp., 6.90%, 12/1/27(1)	950,000	953,017
Open Text Corp., 3.875%, 2/15/28(1)	1,925,000	1,683,460
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	1,996,062
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,759,152
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,575,000	2,856,244
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	433,829
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,420,000	3,230,755
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,925,000	1,611,503
		53,225,437
Specialized REITs — 0.5%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	323,225
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,225,000	2,059,667
Iron Mountain, Inc., 5.00%, 7/15/28(1)	650,000	592,008
Iron Mountain, Inc., 4.875%, 9/15/29(1)	200,000	175,523
Iron Mountain, Inc., 5.25%, 7/15/30(1)	3,225,000	2,821,505
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,550,000	2,923,774
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	151,272
SBA Communications Corp., 3.875%, 2/15/27	200,000	183,437
SBA Communications Corp., 3.125%, 2/1/29	275,000	229,632
		9,460,043
Specialty Retail — 2.6%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	1,075,000	1,094,059
Arko Corp., 5.125%, 11/15/29(1)	375,000	302,891
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	667,806
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	709,669
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	364,018
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	575,000	477,085
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	315,437
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	46,331
Bath & Body Works, Inc., 7.50%, 6/15/29	943,000	932,449
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,700,000	1,595,585
Bath & Body Works, Inc., 6.875%, 11/1/35	145,000	129,664
Bath & Body Works, Inc., 6.75%, 7/1/36	3,775,000	3,311,840
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	1,025,053
eG Global Finance PLC, 6.75%, 2/7/25(1)	1,294,000	1,272,791
eG Global Finance PLC, 8.50%, 10/30/25(1)	925,000	911,421
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28(1)	518,000	533,864
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,214,122
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	3,151,326
Gap, Inc., 3.625%, 10/1/29(1)	700,000	518,862
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	684,073
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,313,608
Lithia Motors, Inc., 4.625%, 12/15/27(1)	2,275,000	2,079,794
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,250,000	2,742,675

	Principal Amount/Shares	Value
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	$2,425,000	$2,205,542
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	339,909
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	212,625
Murphy Oil USA, Inc., 5.625%, 5/1/27	150,000	144,915
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,425,000	1,286,490
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	458,230
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,950,000	1,709,474
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,100,000	1,026,282
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,370,000	1,137,516
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,850,000	1,474,829
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	1,850,000	1,732,191
SRS Distribution, Inc., 4.625%, 7/1/28(1)	1,025,000	886,859
SRS Distribution, Inc., 6.00%, 12/1/29(1)	750,000	630,836
Staples, Inc., 7.50%, 4/15/26(1)	4,355,000	3,588,142
Staples, Inc., 10.75%, 4/15/27(1)	2,950,000	1,736,149
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,325,000	1,107,667
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,174,676
Victoria's Secret & Co., 4.625%, 7/15/29(1)	650,000	472,018
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,194,798
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)	1,608,000	1,553,462
		51,467,033
Technology Hardware, Storage and Peripherals — 0.6%
NCR Atleos Escrow Corp., 9.50%, 4/1/29(1)	3,400,000	3,291,999
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	388,603
Seagate HDD Cayman, 4.125%, 1/15/31	3,385,000	2,691,360
Seagate HDD Cayman, 9.625%, 12/1/32(1)	2,647,275	2,855,078
Xerox Holdings Corp., 5.00%, 8/15/25(1)	1,775,000	1,687,817
Xerox Holdings Corp., 5.50%, 8/15/28(1)	875,000	736,947
		11,651,804
Textiles, Apparel and Luxury Goods — 0.2%
Crocs, Inc., 4.25%, 3/15/29(1)	750,000	621,276
Crocs, Inc., 4.125%, 8/15/31(1)	2,000,000	1,549,660
Eagle Intermediate Global Holding BV / Eagle US Finance LLC, 7.50%, 5/1/25(1)	900,000	592,279
Hanesbrands, Inc., 9.00%, 2/15/31(1)	825,000	787,273
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	827,762
		4,378,250
Trading Companies and Distributors — 0.6%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	775,000	714,938
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	550,000	514,141
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,797,264
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	1,475,000	1,431,015
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,378,500
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,352,000	1,330,016
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,800,000	1,863,531
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,700,000	1,543,050

	Principal Amount/Shares	Value
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	$1,400,000	$1,166,474
		11,738,929
Transportation Infrastructure — 0.1%
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	475,000	402,489
Seaspan Corp., 5.50%, 8/1/29(1)	2,750,000	2,210,339
		2,612,828
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,500,000	1,449,604
Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., 5.00% Cash plus 3.00% PIK, 4/1/25(1)(2)(3)	1,014,782	223,252
Sprint LLC, 7.625%, 3/1/26	450,000	462,822
T-Mobile USA, Inc., 2.625%, 4/15/26	425,000	393,431
T-Mobile USA, Inc., 2.625%, 2/15/29	1,225,000	1,038,981
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,511,432
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,265,391
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,875,000	1,864,102
		8,759,411
TOTAL CORPORATE BONDS (Cost $2,074,606,687)		1,878,443,010
PREFERRED STOCKS — 1.4%
Banks — 0.6%
Bank of America Corp., 5.125%	974,000	946,642
Bank of America Corp., 5.875%	50,000	45,421
Bank of America Corp., 6.25%	1,250,000	1,232,916
Bank of America Corp., 6.30%	25,000	24,652
Barclays PLC, 6.125%	600,000	544,019
Barclays PLC, 8.00%	1,445,000	1,424,381
Barclays PLC, 8.00%	475,000	427,472
Citigroup, Inc., 4.00%	750,000	657,938
Citigroup, Inc., 4.70%	2,525,000	2,279,340
Citigroup, Inc., 6.25%	600,000	578,856
JPMorgan Chase & Co., 4.60%	2,050,000	1,922,878
JPMorgan Chase & Co., 6.10%	725,000	716,916
JPMorgan Chase & Co., 6.125%	1,025,000	1,019,080
NatWest Group PLC, 8.00%	550,000	534,982
		12,355,493
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 4.95%	1,750,000	1,624,916
Construction Materials†
Cemex SAB de CV, 5.125%(1)	725,000	679,378
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,550,000	1,068,516
Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	1,200,000	1,253,083
NRG Energy, Inc., 10.25%(1)	1,325,000	1,299,049
		2,552,132
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(1)	2,235,000	2,041,706
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 9.65%	600,000	561,618

	Principal Amount/Shares	Value
Global Partners LP, 9.50%	49,597	$1,274,643
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK	113	944,962
Plains All American Pipeline LP, 9.74%	4,450,000	4,221,516
		7,002,739
TOTAL PREFERRED STOCKS (Cost $26,908,229)		27,324,880
BANK LOAN OBLIGATIONS(6) — 0.6%
Chemicals — 0.1%
Consolidated Energy Finance SA, Term Loan B, 7.92%, (1-month SOFR plus 2.50%), 5/7/25	$842,555	836,762
Commercial Services and Supplies†
GTCR W Merger Sub LLC, USD Term Loan B, 9/20/30(7)	725,000	725,265
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 8.93%, (1-month SOFR plus 3.50%), 10/2/27	1,925,000	1,716,407
Energy Equipment and Services†
Parker Drilling Co., 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	224,443	221,357
Entertainment†
Allen Media LLC, 2021 Term Loan B, 11.04%, (3-month SOFR plus 5.50%), 2/10/27	836,757	748,897
Health Care Equipment and Supplies†
Avantor Funding, Inc., 2021 Term Loan B5, 7.67%, (1-month SOFR plus 2.25%), 11/8/27	444,282	444,761
Embecta Corp., Term Loan B, 8.34%, (3-month SOFR plus 3.00%), 3/30/29	122,364	120,118
		564,879
Hotels, Restaurants and Leisure — 0.2%
Formula One Holdings Ltd., 2022 Term Loan B, 8.32%, (1-month SOFR plus 3.00%), 1/15/30	450,000	450,506
Scientific Games Holdings LP, 2022 USD Term Loan B, 8.77%, (3-month SOFR plus 3.50%), 4/4/29	1,930,500	1,922,054
UFC Holdings LLC, 2021 Term Loan B, 8.37%, (3-month SOFR plus 2.75%), 4/29/26	737,068	737,109
		3,109,669
Media†
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, 8.67%, (3-month SOFR plus 3.25%), 8/24/26(2)(3)	604,828	14,516
DirecTV Financing LLC, Term Loan, 10.43%, (1-month SOFR plus 5.00%), 8/2/27	558,759	547,352
Univision Communications, Inc., 2022 First Lien Term Loan B, 9.64%, (3-month SOFR plus 4.25%), 6/24/29	74,063	74,081
		635,949
Pharmaceuticals†
Mallinckrodt International Finance SA, 2023 DIP Delayed Draw Term Loan, 13.40%, 8/28/24	141,245	146,895
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 2023 DIP Final Term Loan, 8/28/24(7)	67,783	67,783
		214,678
Software — 0.1%
Cloud Software Group, Inc., 2022 USD Term Loan A, 9.99%, (3-month SOFR plus 4.50%), 9/29/28	1,267,850	1,219,779
Specialty Retail†
Staples, Inc., 7 Year Term Loan, 10.63%, (3-month LIBOR plus 5.00%), 4/16/26	904,543	778,133

	Principal Amount/Shares	Value
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc., 2023 Exit Term Loan, 12.89%, (3-month SOFR plus 7.50%), 8/11/28	$878,185	$882,211
TOTAL BANK LOAN OBLIGATIONS (Cost $12,560,174)		11,653,986
COMMON STOCKS — 0.4%
Building Products†
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(3)(8)	1,684	101,040
Diversified Telecommunication Services — 0.1%
Intelsat SA(3)	32,375	736,531
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(3)	9,875	40,685
Parker Drilling Co.(3)	11,530	149,890
Superior Energy Services (Acquired 2/16/21, Cost $1,723,603)(8)	30,944	2,289,856
		2,480,431
Gas Utilities†
Ferrellgas Partners LP, Class B	364	58,291
Independent Power and Renewable Electricity Producers†
Talen Energy Corp.(3)	659	34,861
Talen Energy Supply LLC(3)	3,574	189,065
		223,926
IT Services — 0.1%
Carnelian Point Holdings LP(3)	2,222	2,367,075
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(3)(8)	11,932	51,083
Media†
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(3)(8)	7,517	206,718
Metals and Mining†
Petra Diamonds Ltd. (Acquired 1/4/21, Cost $111,273)(3)(8)	108,200	90,039
Oil, Gas and Consumable Fuels — 0.1%
Bruin Blocker LLC (Acquired 7/23/18, Cost $17)(3)(8)	1	4,018
Canvas Energy, Inc. (Acquired 6/26/18 - 7/1/22, Cost $1,472,667)(3)(8)	29,188	1,289,137
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(3)(8)	13	182
Summit Midstream Partners LP(3)	45,521	630,238
Warren Resources, Inc.(3)	960	—
		1,923,575
Technology Hardware, Storage and Peripherals†
Diebold Nixdorf, Inc. (Acquired 12/17/19 - 8/11/23, Cost $2,541,268)(3)(8)	21,227	402,039
TOTAL COMMON STOCKS (Cost $15,611,967)		8,640,748
CONVERTIBLE BONDS — 0.1%
IT Services — 0.1%
Carnelian Point Holdings LP, 5.00% PIK, 6/30/28(1)	$247,288	1,391,268
Wireless Telecommunication Services†
Digicel Group Holdings Ltd., 7.00% PIK(1)(2)(3)(9)	183,900	10,829
TOTAL CONVERTIBLE BONDS (Cost $2,410,210)		1,402,097

	Principal Amount/Shares	Value
ESCROW INTERESTS(10)†
Banks†
Washington Mutual, Inc.(3)	250,000	$1,875
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(3)	2,950,000	295
Intelsat Jackson Holdings SA(3)	400,000	40
		335
Electric Utilities†
GenOn Energy, Inc.(3)	450,000	—
RRI Energy, Inc.(3)	75,000	—
		—
Energy Equipment and Services†
Basic Energy Services, Inc.(3)	275,000	2,750
Ground Transportation†
Hertz Corp.(3)	1,075,000	96,750
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	950,000	5,700
Gulfport Energy Corp.(3)	800,000	1,504
Gulfport Energy Corp.(3)	1,020,000	1,917
Gulfport Energy Corp.(3)	1,402,000	2,636
Sanchez Energy Corp.(3)	3,990,000	299,250
Sanchez Energy Corp.(3)	2,225,000	166,875
		477,882
Paper and Forest Products†
Appvion, Inc., Escrow(3)	200,000	—
TOTAL ESCROW INTERESTS (Cost $5,459,165)		579,592
WARRANTS†
Diversified Telecommunication Services†
Intelsat SA(3)	6	7
Hotels, Restaurants and Leisure†
CWT Travel Holdings Inc.(3)	7,905	2
CWT Travel Holdings Inc.(3)	8,321	39
		41
Independent Power and Renewable Electricity Producers†
Vistra Corp.(3)	1,215	291
Oil, Gas and Consumable Fuels†
California Resources Corp.(3)	66	1,407
Denbury, Inc.(3)	8,187	562,770
		564,177
TOTAL WARRANTS (Cost $2,454,786)		564,516
RIGHTS†
Diversified Telecommunication Services†
Intelsat Jackson Holdings SA(3)	3,387	23,991
Intelsat Jackson Holdings SA(3)	3,387	16,653
		40,644

	Principal Amount/Shares	Value
Independent Power and Renewable Electricity Producers†
Vistra Corp.	3,425	$3,887
TOTAL RIGHTS (Cost $—)		44,531
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $21,518,452)	21,518,452	21,518,452
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $2,161,529,670)		1,950,171,812
OTHER ASSETS AND LIABILITIES — 1.0%		19,900,832
TOTAL NET ASSETS — 100.0%		$1,970,072,644

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,494,709,682, which represented 75.9% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Maturity is in default.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,434,112, which represented 0.2% of total net assets.
(9)Perpetual maturity with no stated maturity date.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,161,529,670)	$1,950,171,812
Cash	310
Receivable for investments sold	3,557,285
Receivable for capital shares sold	1,926,991
Interest and dividends receivable	36,301,860
1,991,958,258

Liabilities
Payable for investments purchased	16,102,249
Payable for capital shares redeemed	4,609,551
Accrued management fees	500,701
Distribution and service fees payable	1,010
Dividends payable	672,103
21,885,614

Net Assets	$1,970,072,644

Net Assets Consist of:
Capital paid in	$2,272,013,204
Distributable earnings (loss)	(301,940,560)
$1,970,072,644

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$121,903,364	14,940,668	$8.16
I Class	$428,653,764	52,557,430	$8.16
Y Class	$179,516,648	22,010,397	$8.16
A Class	$4,926,977	603,816	$8.16
R5 Class	$215,738	26,447	$8.16
R6 Class	$219,993,038	26,984,877	$8.15
G Class	$1,014,863,115	124,440,947	$8.16
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.54 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $82,950)	$71,118,249
Dividends	77,611
71,195,860

Expenses:
Management fees	5,723,939
Distribution and service fees - A Class	6,055
Trustees' fees and expenses	78,361
5,808,355
Fees waived - G Class	(2,723,417)
3,084,938

Net investment income (loss)	68,110,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,313,370)
Foreign currency translation transactions	(8,448)
(10,321,818)

Change in net unrealized appreciation (depreciation) on investments	(12,444,563)

Net realized and unrealized gain (loss)	(22,766,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,344,541

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$68,110,922	$109,715,986
Net realized gain (loss)	(10,321,818)	(51,205,995)
Change in net unrealized appreciation (depreciation)	(12,444,563)	(90,874,088)
Net increase (decrease) in net assets resulting from operations	45,344,541	(32,364,097)

Distributions to Shareholders
From earnings:
Investor Class	(3,821,385)	(7,094,687)
I Class	(13,370,442)	(17,626,474)
Y Class	(6,026,617)	(19,715,121)
A Class	(147,985)	(291,752)
R5 Class	(5,961)	(10,585)
R6 Class	(7,429,975)	(14,804,778)
G Class	(36,982,835)	(54,494,228)
Decrease in net assets from distributions	(67,785,200)	(114,037,625)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	35,746,478	1,209,634,606

Net increase (decrease) in net assets	13,305,819	1,063,232,884

Net Assets
Beginning of period	1,956,766,825	893,533,941
End of period	$1,970,072,644	$1,956,766,825

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. Sale of the G Class commenced on May 19, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 27% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class	G Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%	0.000%(1)
(1)Effective annual management fee before waiver was 0.525%.

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 were $283,365,527 and $238,481,038, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,356,642	$44,198,419	7,263,408	$59,053,505
Issued in connection with reorganization (Note 9)	—	—	9,811,652	85,242,558
Issued in reinvestment of distributions	447,934	3,695,169	834,595	6,842,606
Redeemed	(5,054,879)	(41,706,333)	(10,370,806)	(85,005,102)
	749,697	6,187,255	7,538,849	66,133,567
I Class
Sold	15,449,072	127,511,315	50,187,897	416,530,541
Issued in reinvestment of distributions	1,604,993	13,236,782	2,143,221	17,556,964
Redeemed	(5,792,666)	(47,759,190)	(32,635,794)	(267,487,502)
	11,261,399	92,988,907	19,695,324	166,600,003
Y Class
Sold	4,539,537	37,477,115	12,853,239	106,904,217
Issued in reinvestment of distributions	309,865	2,555,977	1,136,636	9,378,711
Redeemed	(8,108,747)	(67,005,860)	(34,881,298)	(284,831,035)
	(3,259,345)	(26,972,768)	(20,891,423)	(168,548,107)
A Class
Sold	71,931	592,676	208,316	1,741,659
Issued in reinvestment of distributions	14,182	116,980	29,296	241,685
Redeemed	(71,797)	(591,390)	(313,584)	(2,715,138)
	14,316	118,266	(75,972)	(731,794)
R5 Class
Sold	5,383	44,166	2,164	17,860
Issued in reinvestment of distributions	723	5,961	1,284	10,585
Redeemed	(936)	(7,738)	(313)	(2,558)
	5,170	42,389	3,135	25,887
R6 Class
Sold	4,363,905	36,019,777	10,874,881	90,464,936
Issued in reinvestment of distributions	899,469	7,413,217	1,798,500	14,800,628
Redeemed	(10,680,798)	(88,006,715)	(3,101,112)	(25,618,355)
	(5,417,424)	(44,573,721)	9,572,269	79,647,209
G Class
Sold	3,128,347	25,780,279	12,897,141	105,777,478
Issued in connection with reorganization (Note 9)	—	—	111,810,857	971,606,241
Issued in reinvestment of distributions	4,483,718	36,982,827	6,680,368	54,493,544
Redeemed	(6,642,517)	(54,806,956)	(7,916,967)	(65,369,422)
	969,548	7,956,150	123,471,399	1,066,507,841
Net increase (decrease)	4,323,361	$35,746,478	139,313,581	$1,209,634,606
(1)May 19, 2022 (commencement of sale) through March 31, 2023 for the G Class.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,878,443,010	—
Preferred Stocks	$1,274,643	26,050,237	—
Bank Loan Obligations	—	11,653,986	—
Common Stocks	1,505,069	7,135,679	—
Convertible Bonds	—	1,402,097	—
Escrow Interests	—	579,592	—
Warrants	1,406	563,110	—
Rights	—	44,531	—
Short-Term Investments	21,518,452	—	—
	$24,299,570	$1,925,872,242	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,165,914,465
Gross tax appreciation of investments	$15,303,402
Gross tax depreciation of investments	(231,046,055)
Net tax appreciation (depreciation) of investments	$(215,742,653)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(9,976,723) and accumulated long-term capital losses of $(65,503,508), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Due to a shift in ownership of the fund, future capital loss carryover utilization in any given year is subject to Internal Revenue Code limitations. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

9. Reorganization

On December 16, 2021, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT High Income Fund, one fund in a series issued by the trust, were transferred to High Income Fund in exchange for shares of High Income Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of High Income Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on May 27, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On May 27, 2022, NT High Income Fund exchanged its shares for shares of High Income Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT High Income Fund - Investor Class	9,547,957	High Income Fund - Investor Class	9,811,652
NT High Income Fund - G Class	108,805,862	High Income Fund – G Class	111,810,857

The net assets of NT High Income Fund and High Income Fund immediately before the reorganization were $1,056,848,799 and $796,025,363, respectively. NT High Income Fund's unrealized depreciation of $(82,568,854) was combined with that of High Income Fund. Immediately after the reorganization, the combined net assets were $1,852,874,162.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.25	0.26	(0.09)	0.17	(0.26)	—	(0.26)	$8.16	2.12%	0.79%(4)	0.79%(4)	6.40%(4)	6.40%(4)	12%	$121,903
2023	$9.13	0.49	(0.85)	(0.36)	(0.50)	(0.02)	(0.52)	$8.25	(3.76)%	0.78%	0.78%	6.02%	6.02%	31%	$117,101
2022	$9.71	0.47	(0.47)	—	(0.48)	(0.10)	(0.58)	$9.13	(0.19)%	0.78%	0.78%	4.84%	4.84%	49%	$60,727
2021	$8.15	0.48	1.57	2.05	(0.49)	—	(0.49)	$9.71	25.69%	0.78%	0.78%	5.21%	5.21%	52%	$40,746
2020	$9.32	0.48	(1.16)	(0.68)	(0.49)	—	(0.49)	$8.15	(7.76)%	0.78%	0.78%	5.14%	5.14%	55%	$16,377
2019	$9.43	0.53	(0.11)	0.42	(0.53)	—	(0.53)	$9.32	4.65%	0.78%	0.78%	5.73%	5.73%	43%	$16,796
I Class
2023(3)	$8.25	0.27	(0.09)	0.18	(0.27)	—	(0.27)	$8.16	2.17%	0.69%(4)	0.69%(4)	6.50%(4)	6.50%(4)	12%	$428,654
2023	$9.12	0.51	(0.85)	(0.34)	(0.51)	(0.02)	(0.53)	$8.25	(3.56)%	0.68%	0.68%	6.12%	6.12%	31%	$340,613
2022	$9.70	0.48	(0.47)	0.01	(0.49)	(0.10)	(0.59)	$9.12	(0.10)%	0.68%	0.68%	4.94%	4.94%	49%	$197,087
2021	$8.15	0.49	1.56	2.05	(0.50)	—	(0.50)	$9.70	25.68%	0.68%	0.68%	5.31%	5.31%	52%	$127,684
2020	$9.32	0.48	(1.15)	(0.67)	(0.50)	—	(0.50)	$8.15	(7.66)%	0.68%	0.68%	5.24%	5.24%	55%	$54,346
2019	$9.42	0.54	(0.10)	0.44	(0.54)	—	(0.54)	$9.32	4.86%	0.68%	0.68%	5.83%	5.83%	43%	$24,825

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$8.25	0.27	(0.09)	0.18	(0.27)	—	(0.27)	$8.16	2.22%	0.59%(4)	0.59%(4)	6.60%(4)	6.60%(4)	12%	$179,517
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$208,457
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.11%	0.58%	0.58%	5.04%	5.04%	49%	$421,257
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$615,479
2020	$9.32	0.49	(1.15)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.57)%	0.58%	0.58%	5.34%	5.34%	55%	$291,873
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.97%	0.58%	0.58%	5.93%	5.93%	43%	$125,104
A Class
2023(3)	$8.25	0.25	(0.09)	0.16	(0.25)	—	(0.25)	$8.16	1.99%	1.04%(4)	1.04%(4)	6.15%(4)	6.15%(4)	12%	$4,927
2023	$9.13	0.47	(0.85)	(0.38)	(0.48)	(0.02)	(0.50)	$8.25	(4.00)%	1.03%	1.03%	5.77%	5.77%	31%	$4,865
2022	$9.71	0.45	(0.47)	(0.02)	(0.46)	(0.10)	(0.56)	$9.13	(0.44)%	1.03%	1.03%	4.59%	4.59%	49%	$6,075
2021	$8.15	0.46	1.57	2.03	(0.47)	—	(0.47)	$9.71	25.38%	1.03%	1.03%	4.96%	4.96%	52%	$4,761
2020	$9.32	0.45	(1.15)	(0.70)	(0.47)	—	(0.47)	$8.15	(7.99)%	1.03%	1.03%	4.89%	4.89%	55%	$2,793
2019	$9.42	0.51	(0.10)	0.41	(0.51)	—	(0.51)	$9.32	4.50%	1.03%	1.03%	5.48%	5.48%	43%	$924

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$8.25	0.27	(0.09)	0.18	(0.27)	—	(0.27)	$8.16	2.22%	0.59%(4)	0.59%(4)	6.60%(4)	6.60%(4)	12%	$216
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$176
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.12%	0.58%	0.58%	5.04%	5.04%	49%	$166
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$142
2020	$9.32	0.50	(1.16)	(0.66)	(0.51)	—	(0.51)	$8.15	(7.56)%	0.58%	0.58%	5.34%	5.34%	55%	$106
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.96%	0.58%	0.58%	5.93%	5.93%	43%	$146
R6 Class
2023(3)	$8.25	0.27	(0.10)	0.17	(0.27)	—	(0.27)	$8.15	2.12%	0.54%(4)	0.54%(4)	6.65%(4)	6.65%(4)	12%	$219,993
2023	$9.12	0.52	(0.84)	(0.32)	(0.53)	(0.02)	(0.55)	$8.25	(3.41)%	0.53%	0.53%	6.27%	6.27%	31%	$267,183
2022	$9.70	0.49	(0.47)	0.02	(0.50)	(0.10)	(0.60)	$9.12	0.05%	0.53%	0.53%	5.09%	5.09%	49%	$208,223
2021	$8.14	0.50	1.58	2.08	(0.52)	—	(0.52)	$9.70	25.87%	0.53%	0.53%	5.46%	5.46%	52%	$282,349
2020	$9.32	0.50	(1.16)	(0.66)	(0.52)	—	(0.52)	$8.14	(7.53)%	0.53%	0.53%	5.39%	5.39%	55%	$105,526
2019	$9.42	0.56	(0.10)	0.46	(0.56)	—	(0.56)	$9.32	5.02%	0.53%	0.53%	5.98%	5.98%	43%	$97,599
G Class
2023(3)	$8.25	0.30	(0.09)	0.21	(0.30)	—	(0.30)	$8.16	2.51%	0.01%(4)	0.54%(4)	7.18%(4)	6.65%(4)	12%	$1,014,863
2023(5)	$8.41	0.48	(0.12)	0.36	(0.50)	(0.02)	(0.52)	$8.25	4.39%	0.00%(4)(6)	0.53%(4)	6.82%(4)	6.29%(4)	31%(7)	$1,018,372

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)May 19, 2022 (commencement of sale) through March 31, 2023.
(6)Ratio was less than 0.005%.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of the Subadvisor and certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.
In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and the subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationships. The Board also considered whether there was any reason for not continuing the existing arrangements with the Advisor and the Subadvisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationships. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s and/or the Subadvisor’s industry standing and reputation and in the expectation that the Advisor and/or the Subadvisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor, the Subadvisor and others in connection with its review and received over time, concluded that the terms of the management agreement and the subadvisory agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement and subadvisory agreement should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93334 2311

Semiannual Report

September 30, 2023

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Corporate Bonds	85.7%
Exchange-Traded Funds	5.5%
Bank Loan Obligations	1.6%
Preferred Stocks	1.2%
Short-Term Investments	16.1%
Other Assets and Liabilities	(10.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,006.70	$3.91	0.78%
I Class	$1,000	$1,009.30	$3.42	0.68%
Y Class	$1,000	$1,009.80	$2.91	0.58%
A Class	$1,000	$1,007.50	$5.17	1.03%
C Class	$1,000	$1,003.70	$8.92	1.78%
R Class	$1,000	$1,006.30	$6.42	1.28%
R5 Class	$1,000	$1,009.80	$2.91	0.58%
R6 Class	$1,000	$1,008.00	$2.66	0.53%
Hypothetical
Investor Class	$1,000	$1,021.10	$3.94	0.78%
I Class	$1,000	$1,021.60	$3.44	0.68%
Y Class	$1,000	$1,022.10	$2.93	0.58%
A Class	$1,000	$1,019.85	$5.20	1.03%
C Class	$1,000	$1,016.10	$8.97	1.78%
R Class	$1,000	$1,018.60	$6.46	1.28%
R5 Class	$1,000	$1,022.10	$2.93	0.58%
R6 Class	$1,000	$1,022.35	$2.68	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 85.7%
Aerospace and Defense — 1.8%
Bombardier, Inc., 7.50%, 3/15/25(1)	$113,000	$112,661
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	175,000	166,295
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	241,477
TransDigm, Inc., 6.75%, 8/15/28(1)	600,000	591,443
TransDigm, Inc., 4.625%, 1/15/29(2)	500,000	437,247
		1,549,123
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	280,000	212,921
Automobile Components — 1.3%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	153,994
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	981,071
		1,135,065
Automobiles — 3.1%
Ford Motor Co., 6.10%, 8/19/32(2)	500,000	471,471
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	500,000	469,887
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	250,000	255,542
Ford Motor Credit Co. LLC, 6.80%, 5/12/28(2)	300,000	299,900
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	418,000	343,519
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	201,245
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	404,549
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	260,000	260,115
		2,706,228
Broadline Retail — 0.9%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	219,136
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	95,000	80,643
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	550,000	454,509
		754,288
Building Products — 1.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	553,519
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	621,933
		1,175,452
Chemicals — 3.3%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	270,000	266,745
Celanese US Holdings LLC, 6.17%, 7/15/27	750,000	739,935
Chemours Co., 5.75%, 11/15/28(1)	400,000	347,554
Chemours Co., 4.625%, 11/15/29(1)	400,000	322,219
Olin Corp., 5.125%, 9/15/27	360,000	336,942
Olin Corp., 5.625%, 8/1/29(2)	500,000	470,987
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	396,065
		2,880,447
Commercial Services and Supplies — 2.1%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	471,721
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	238,535
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	612,330
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	150,000	142,312
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	400,000	397,670
		1,862,568
6

	Principal Amount/Shares	Value
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	$400,000	$401,116
Consumer Finance — 0.6%
Navient Corp., 6.125%, 3/25/24	240,000	238,935
OneMain Finance Corp., 9.00%, 1/15/29	250,000	249,440
		488,375
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	600,000	512,082
United Natural Foods, Inc., 6.75%, 10/15/28(1)(2)	182,000	138,985
		651,067
Containers and Packaging — 3.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	800,000	604,833
Ball Corp., 6.875%, 3/15/28	305,000	307,167
Berry Global, Inc., 5.50%, 4/15/28(1)	500,000	483,334
Graphic Packaging International LLC, 4.125%, 8/15/24	800,000	783,307
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	497,000	486,439
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	434,869
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	342,114
		3,442,063
Distributors — 0.5%
LKQ Corp., 6.25%, 6/15/33(1)	430,000	416,262
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	242,205
Diversified REITs — 0.5%
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	478,852
Diversified Telecommunication Services — 2.2%
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	600,000	570,315
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	432,209
Sprint Capital Corp., 6.875%, 11/15/28	385,000	397,848
Telecom Italia Capital SA, 6.375%, 11/15/33	415,000	360,240
Telecom Italia SpA, 5.30%, 5/30/24(1)	220,000	216,517
		1,977,129
Electric Utilities — 1.4%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	330,000	270,203
Pacific Gas & Electric Co., 6.10%, 1/15/29	500,000	488,752
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	492,170
		1,251,125
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	233,000	224,671
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	359,087
Entertainment — 0.8%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	663,750
Food Products — 0.5%
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	550,000	461,429
Ground Transportation — 2.4%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	300,000	277,491
Uber Technologies, Inc., 7.50%, 5/15/25(1)	450,000	453,319
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	467,536
United Rentals North America, Inc., 6.00%, 12/15/29(1)	500,000	487,405
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	416,560
		2,102,311
7

	Principal Amount/Shares	Value
Health Care Equipment and Supplies — 2.4%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	$560,000	$479,240
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	255,000	256,076
Garden Spinco Corp., 8.625%, 7/20/30(1)	500,000	522,428
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	295,959
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	650,000	562,579
		2,116,282
Health Care Providers and Services — 7.8%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	451,588
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	84,485
Centene Corp., 4.625%, 12/15/29	320,000	288,574
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	343,600
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	133,125
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	400,000	283,640
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	534,535
Encompass Health Corp., 4.75%, 2/1/30	250,000	221,529
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	438,069
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	376,813
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	82,877
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	432,462
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	288,396
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	500,000	444,340
Star Parent, Inc., 9.00%, 10/1/30(1)	169,000	170,986
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)(2)	1,100,000	1,113,447
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	610,000	573,205
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	610,220
		6,871,891
Hotels, Restaurants and Leisure — 10.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	983,511
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	263,588
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	368,984
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	788,010
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	97,412
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	906,089
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	380,000	343,793
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	563,883
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	987,124
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	1,010,000	990,911
MGM Resorts International, 4.625%, 9/1/26	215,000	201,015
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	926,437
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	500,000	496,121
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)(2)	500,000	470,000
Station Casinos LLC, 4.625%, 12/1/31(1)	590,000	472,583
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	302,635
		9,162,096
Household Durables — 1.1%
KB Home, 7.25%, 7/15/30	550,000	540,957
Meritage Homes Corp., 5.125%, 6/6/27	230,000	217,365
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	251,121
		1,009,443
8

	Principal Amount/Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
Alexander Funding Trust II, 7.47%, 7/31/28(1)	$230,000	$230,492
Calpine Corp., 4.625%, 2/1/29(1)	200,000	167,754
		398,246
IT Services — 0.5%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	485,000	436,415
Leisure Products — 0.3%
Mattel, Inc., 5.45%, 11/1/41	360,000	297,344
Life Sciences Tools and Services — 0.8%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	448,926
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	300,000	292,279
		741,205
Machinery — 1.1%
Chart Industries, Inc., 9.50%, 1/1/31(1)	327,000	347,830
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	580,703
		928,533
Media — 7.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,402,000	1,914,426
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	500,000	483,227
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	285,408
CSC Holdings LLC, 7.50%, 4/1/28(1)(2)	680,000	442,663
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	258,744
DISH DBS Corp., 5.25%, 12/1/26(1)	435,000	370,501
DISH Network Corp., 11.75%, 11/15/27(1)	180,000	181,609
Gray Escrow II, Inc., 5.375%, 11/15/31(1)(2)	496,000	325,241
Gray Television, Inc., 4.75%, 10/15/30(1)(2)	475,000	315,270
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	356,468
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	427,297
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	529,000	468,515
TEGNA, Inc., 5.00%, 9/15/29	285,000	239,749
Univision Communications, Inc., 5.125%, 2/15/25(1)	264,000	257,610
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	270,000	223,390
		6,550,118
Metals and Mining — 3.2%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	27,000	26,899
ATI, Inc., 4.875%, 10/1/29	690,000	608,344
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	390,063
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	850,000	795,487
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	634,771
Novelis Corp., 3.875%, 8/15/31(1)	251,000	200,778
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	215,353
		2,871,695
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	230,000	221,669
Multi-Utilities — 0.6%
Sempra, VRN, 4.125%, 4/1/52	650,000	526,863
Oil, Gas and Consumable Fuels — 9.9%
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	247,493
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	341,093
9

	Principal Amount/Shares	Value
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	$750,000	$753,499
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	14,000	13,715
Civitas Resources, Inc., 8.375%, 7/1/28(1)	500,000	509,375
CNX Resources Corp., 7.375%, 1/15/31(1)	1,000,000	981,426
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	452,976
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	230,000	215,740
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,333,000	1,294,465
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	329,883
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	361,068
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	325,232
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	350,621
Occidental Petroleum Corp., 6.375%, 9/1/28	700,000	705,884
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	491,500
Southwestern Energy Co., 5.70%, 1/23/25	76,000	74,961
Southwestern Energy Co., 5.375%, 3/15/30	850,000	775,419
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(1)	500,000	493,850
		8,718,200
Passenger Airlines — 0.5%
American Airlines, Inc., 7.25%, 2/15/28(1)	260,000	248,845
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	240,942	235,534
		484,379
Personal Care Products — 0.8%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	350,000	342,114
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	357,649
		699,763
Pharmaceuticals — 4.0%
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	592,287
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	288,250
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	171,111
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	158,000	107,590
Elanco Animal Health, Inc., 6.65%, 8/28/28(2)	250,000	243,750
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	770,625
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	320,273
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	602,057
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	250,000	213,443
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	267,633
		3,577,019
Software — 0.3%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	261,116
Specialized REITs — 1.8%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,140,899
SBA Communications Corp., 3.125%, 2/1/29	570,000	475,965
		1,616,864
Specialty Retail — 1.3%
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	359,684
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	699,738
10

	Principal Amount/Shares	Value
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(2)	$100,000	$83,030
		1,142,452
Technology Hardware, Storage and Peripherals — 0.9%
Seagate HDD Cayman, 9.625%, 12/1/32(1)	748,800	807,579
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	150,000	146,173
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	330,000	320,159
		466,332
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.375%, 4/15/29	490,000	431,423
TOTAL CORPORATE BONDS (Cost $82,854,689)		75,772,461
EXCHANGE-TRADED FUNDS — 5.5%
iShares Broad USD High Yield Corporate Bond ETF(2)	53,100	1,843,101
iShares iBoxx High Yield Corporate Bond ETF(2)	25,800	1,901,976
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,093,362
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,062,118)		4,838,439
BANK LOAN OBLIGATIONS(3) — 1.6%
Health Care Equipment and Supplies — 0.6%
Medline Borrower LP, USD Term Loan B, 8.68%, (1-month SOFR plus 3.25%), 10/23/28	$496,222	495,460
Passenger Airlines — 0.5%
American Airlines, Inc., 2023 Term Loan B, 8.54%, (3-month SOFR plus 2.75%), 2/15/28	480,150	477,312
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 7.18%, (1-month SOFR plus 1.75%), 3/15/28	448,500	448,652
TOTAL BANK LOAN OBLIGATIONS (Cost $1,406,183)		1,421,424
PREFERRED STOCKS — 1.2%
Banks — 0.7%
Citigroup, Inc., 7.625%	385,000	376,569
Wells Fargo & Co., 7.625%	229,000	231,443
		608,012
Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series W, 7.50%	460,000	455,795
TOTAL PREFERRED STOCKS (Cost $1,074,000)		1,063,807
SHORT-TERM INVESTMENTS — 16.1%
Money Market Funds — 12.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,269	6,269
State Street Navigator Securities Lending Government Money Market Portfolio(4)	11,074,833	11,074,833
		11,081,102
Repurchase Agreements — 3.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $426,906), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $416,687)		416,505
11

	Principal Amount/Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $2,761,202), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $2,708,193)		$2,707,000
		3,123,505
TOTAL SHORT-TERM INVESTMENTS (Cost $14,204,607)		14,204,607
TOTAL INVESTMENT SECURITIES — 110.1% (Cost $104,601,597)		97,300,738
OTHER ASSETS AND LIABILITIES — (10.1)%		(8,947,864)
TOTAL NET ASSETS — 100.0%		$88,352,874

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $56,660,120, which represented 64.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,151,447. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,562,862, which includes securities collateral of $488,029.

See Notes to Financial Statements.
12

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $93,526,764) — including $11,151,447 of securities on loan	$86,225,905
Investment made with cash collateral received for securities on loan, at value (cost of $11,074,833)	11,074,833
Total investment securities, at value (cost of $104,601,597)	97,300,738
Receivable for investments sold	948,206
Receivable for capital shares sold	5,387
Interest and dividends receivable	1,410,495
Securities lending receivable	6,878
99,671,704

Liabilities
Payable for collateral received for securities on loan	11,074,833
Payable for investments purchased	25,196
Payable for capital shares redeemed	107,987
Accrued management fees	56,146
Distribution and service fees payable	2,788
Dividends payable	51,880
11,318,830

Net Assets	$88,352,874

Net Assets Consist of:
Capital paid in	$142,952,782
Distributable earnings (loss)	(54,599,908)
$88,352,874

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$73,994,019	15,370,241	$4.81
I Class	$3,556,700	736,724	$4.83
Y Class	$88,570	18,358	$4.82
A Class	$8,147,867	1,690,822	$4.82
C Class	$646,580	134,204	$4.82
R Class	$1,353,126	280,855	$4.82
R5 Class	$256,705	53,268	$4.82
R6 Class	$309,307	64,283	$4.81
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $5.05 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,684,983
Dividends	149,241
Securities lending, net	36,298
2,870,522

Expenses:
Management fees	351,742
Distribution and service fees:
A Class	10,604
C Class	3,216
R Class	3,297
Trustees' fees and expenses	3,644
Other expenses	1,195
373,698

Net investment income (loss)	2,496,824

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(1,106,925)
Change in net unrealized appreciation (depreciation) on investments	(622,600)

Net realized and unrealized gain (loss)	(1,729,525)

Net Increase (Decrease) in Net Assets Resulting from Operations	$767,299

See Notes to Financial Statements.
14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$2,496,824	$4,822,548
Net realized gain (loss)	(1,106,925)	(7,995,470)
Change in net unrealized appreciation (depreciation)	(622,600)	(2,437,373)
Net increase (decrease) in net assets resulting from operations	767,299	(5,610,295)

Distributions to Shareholders
From earnings:
Investor Class	(2,088,217)	(4,058,219)
I Class	(107,523)	(287,606)
Y Class	(1,845)	(478)
A Class	(219,177)	(470,998)
C Class	(14,218)	(28,907)
R Class	(32,448)	(51,483)
R5 Class	(10,332)	(26,630)
R6 Class	(8,837)	(15,242)
Decrease in net assets from distributions	(2,482,597)	(4,939,563)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,927,587)	(14,578,019)

Net increase (decrease) in net assets	(4,642,885)	(25,127,877)

Net Assets
Beginning of period	92,995,759	118,123,636
End of period	$88,352,874	$92,995,759

See Notes to Financial Statements.
15

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

16

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

17

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$7,191,328	—	—	—	$7,191,328
Exchange-Traded Funds	3,883,505	—	—	—	3,883,505
Total Borrowings	$11,074,833	—	—	—	$11,074,833
Gross amount of recognized liabilities for securities lending transactions					$11,074,833
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.
18

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.77%
I Class		0.1500% to 0.2100%	0.67%
Y Class		0.0500% to 0.1100%	0.57%
A Class		0.2500% to 0.3100%	0.77%
C Class		0.2500% to 0.3100%	0.77%
R Class		0.2500% to 0.3100%	0.77%
R5 Class		0.0500% to 0.1100%	0.57%
R6 Class		0.0000% to 0.0600%	0.52%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 were $17,970,793 and $18,456,538, respectively.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,053,847	$5,147,738	2,771,772	$13,723,392
Issued in reinvestment of distributions	364,967	1,782,311	701,749	3,459,510
Redeemed	(1,827,542)	(8,934,389)	(4,363,555)	(21,604,084)
	(408,728)	(2,004,340)	(890,034)	(4,421,182)
I Class
Sold	85,588	419,614	414,187	2,112,096
Issued in reinvestment of distributions	21,942	107,523	57,958	287,588
Redeemed	(224,787)	(1,099,191)	(2,056,475)	(10,534,745)
	(117,257)	(572,054)	(1,584,330)	(8,135,061)
Y Class
Sold	18,115	88,587	1,775	8,569
Issued in reinvestment of distributions	377	1,845	97	478
Redeemed	(3,114)	(15,231)	(1)	(4)
	15,378	75,201	1,871	9,043
A Class
Sold	44,227	216,631	53,246	264,198
Issued in reinvestment of distributions	42,525	207,950	89,196	440,116
Redeemed	(162,385)	(795,628)	(579,949)	(2,877,271)
	(75,633)	(371,047)	(437,507)	(2,172,957)
C Class
Sold	14,778	72,536	23,794	120,091
Issued in reinvestment of distributions	2,908	14,218	5,864	28,895
Redeemed	(22,070)	(107,881)	(41,926)	(206,321)
	(4,384)	(21,127)	(12,268)	(57,335)
R Class
Sold	41,760	204,253	108,206	541,148
Issued in reinvestment of distributions	6,590	32,220	10,361	51,029
Redeemed	(23,189)	(113,385)	(59,798)	(297,676)
	25,161	123,088	58,769	294,501
R5 Class
Sold	4,656	22,864	9,464	46,859
Issued in reinvestment of distributions	2,104	10,296	5,397	26,630
Redeemed	(52,918)	(258,707)	(24,061)	(117,827)
	(46,158)	(225,547)	(9,200)	(44,338)
R6 Class
Sold	25,416	124,693	9,434	46,555
Issued in reinvestment of distributions	1,811	8,837	3,093	15,242
Redeemed	(13,345)	(65,291)	(22,894)	(112,487)
	13,882	68,239	(10,367)	(50,690)
Net increase (decrease)	(597,739)	$(2,927,587)	(2,883,066)	$(14,578,019)
20

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$75,772,461	—
Exchange-Traded Funds	$4,838,439	—	—
Bank Loan Obligations	—	1,421,424	—
Preferred Stocks	—	1,063,807	—
Short-Term Investments	11,081,102	3,123,505	—
	$15,919,541	$81,381,197	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$104,650,764
Gross tax appreciation of investments	$277,502
Gross tax depreciation of investments	(7,627,528)
Net tax appreciation (depreciation) of investments	$(7,350,026)

21

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(5,955,553) and accumulated long-term capital losses of $(40,185,667), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
22

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$4.91	0.13	(0.10)	0.03	(0.13)	$4.81	0.67%	0.78%(4)	0.78%(4)	5.46%(4)	5.46%(4)	21%	$73,994
2023	$5.41	0.24	(0.49)	(0.25)	(0.25)	$4.91	(4.61)%	0.78%	0.78%	4.85%	4.85%	43%	$77,431
2022	$5.70	0.22	(0.28)	(0.06)	(0.23)	$5.41	(1.23)%	0.77%	0.77%	3.90%	3.90%	83%	$90,165
2021	$5.02	0.23	0.69	0.92	(0.24)	$5.70	18.52%	0.78%	0.78%	4.25%	4.25%	100%	$96,679
2020	$5.54	0.25	(0.51)	(0.26)	(0.26)	$5.02	(5.09)%	0.78%	0.81%	4.55%	4.52%	38%	$89,168
2019	$5.57	0.29	(0.03)	0.26	(0.29)	$5.54	4.91%	0.79%	0.86%	5.22%	5.15%	24%	$110,624
I Class
2023(3)	$4.92	0.14	(0.09)	0.05	(0.14)	$4.83	0.93%	0.68%(4)	0.68%(4)	5.56%(4)	5.56%(4)	21%	$3,557
2023	$5.42	0.24	(0.49)	(0.25)	(0.25)	$4.92	(4.49)%	0.68%	0.68%	4.95%	4.95%	43%	$4,202
2022	$5.71	0.23	(0.29)	(0.06)	(0.23)	$5.42	(1.12)%	0.67%	0.67%	4.00%	4.00%	83%	$13,220
2021	$5.03	0.24	0.68	0.92	(0.24)	$5.71	18.61%	0.68%	0.68%	4.35%	4.35%	100%	$5,273
2020	$5.55	0.26	(0.52)	(0.26)	(0.26)	$5.03	(4.98)%	0.68%	0.71%	4.65%	4.62%	38%	$4,063
2019	$5.58	0.30	(0.03)	0.27	(0.30)	$5.55	5.01%	0.69%	0.76%	5.32%	5.25%	24%	$2,300

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$4.92	0.14	(0.10)	0.04	(0.14)	$4.82	0.98%	0.58%(4)	0.58%(4)	5.66%(4)	5.66%(4)	21%	$89
2023	$5.42	0.26	(0.50)	(0.24)	(0.26)	$4.92	(4.40)%	0.58%	0.58%	5.05%	5.05%	43%	$15
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	0.57%	4.10%	4.10%	83%	$6
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$21,131
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$10,819
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$5,727
A Class
2023(3)	$4.91	0.13	(0.09)	0.04	(0.13)	$4.82	0.75%	1.03%(4)	1.03%(4)	5.21%(4)	5.21%(4)	21%	$8,148
2023	$5.41	0.23	(0.50)	(0.27)	(0.23)	$4.91	(4.84)%	1.03%	1.03%	4.60%	4.60%	43%	$8,677
2022	$5.70	0.21	(0.29)	(0.08)	(0.21)	$5.41	(1.47)%	1.02%	1.02%	3.65%	3.65%	83%	$11,933
2021	$5.02	0.22	0.68	0.90	(0.22)	$5.70	18.23%	1.03%	1.03%	4.00%	4.00%	100%	$13,798
2020	$5.55	0.24	(0.53)	(0.29)	(0.24)	$5.02	(5.50)%	1.03%	1.06%	4.30%	4.27%	38%	$11,314
2019	$5.58	0.28	(0.03)	0.25	(0.28)	$5.55	4.65%	1.04%	1.11%	4.97%	4.90%	24%	$11,868

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$4.91	0.11	(0.09)	0.02	(0.11)	$4.82	0.37%	1.78%(4)	1.78%(4)	4.46%(4)	4.46%(4)	21%	$647
2023	$5.41	0.19	(0.49)	(0.30)	(0.20)	$4.91	(5.56)%	1.78%	1.78%	3.85%	3.85%	43%	$681
2022	$5.70	0.17	(0.29)	(0.12)	(0.17)	$5.41	(2.21)%	1.77%	1.77%	2.90%	2.90%	83%	$816
2021	$5.02	0.18	0.68	0.86	(0.18)	$5.70	17.35%	1.78%	1.78%	3.25%	3.25%	100%	$1,225
2020	$5.54	0.20	(0.52)	(0.32)	(0.20)	$5.02	(6.04)%	1.78%	1.81%	3.55%	3.52%	38%	$2,775
2019	$5.57	0.23	(0.02)	0.21	(0.24)	$5.54	3.87%	1.79%	1.86%	4.22%	4.15%	24%	$5,574
R Class
2023(3)	$4.91	0.12	(0.09)	0.03	(0.12)	$4.82	0.63%	1.28%(4)	1.28%(4)	4.96%(4)	4.96%(4)	21%	$1,353
2023	$5.41	0.22	(0.50)	(0.28)	(0.22)	$4.91	(5.08)%	1.28%	1.28%	4.35%	4.35%	43%	$1,256
2022	$5.70	0.19	(0.28)	(0.09)	(0.20)	$5.41	(1.72)%	1.27%	1.27%	3.40%	3.40%	83%	$1,066
2021	$5.02	0.21	0.68	0.89	(0.21)	$5.70	17.94%	1.28%	1.28%	3.75%	3.75%	100%	$1,207
2020	$5.54	0.22	(0.51)	(0.29)	(0.23)	$5.02	(5.57)%	1.28%	1.31%	4.05%	4.02%	38%	$864
2019	$5.57	0.26	(0.02)	0.24	(0.27)	$5.54	4.39%	1.29%	1.36%	4.72%	4.65%	24%	$988

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$4.91	0.14	(0.09)	0.05	(0.14)	$4.82	0.98%	0.58%(4)	0.58%(4)	5.66%(4)	5.66%(4)	21%	$257
2023	$5.42	0.25	(0.50)	(0.25)	(0.26)	$4.91	(4.59)%	0.58%	0.58%	5.05%	5.05%	43%	$488
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	0.57%	4.10%	4.10%	83%	$588
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	0.58%	4.45%	4.45%	100%	$494
2020	$5.55	0.26	(0.52)	(0.26)	(0.27)	$5.02	(5.08)%	0.58%	0.61%	4.75%	4.72%	38%	$1,013
2019	$5.58	0.30	(0.02)	0.28	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$1,656
R6 Class
2023(3)	$4.91	0.14	(0.10)	0.04	(0.14)	$4.81	0.80%	0.53%(4)	0.53%(4)	5.71%(4)	5.71%(4)	21%	$309
2023	$5.41	0.25	(0.49)	(0.24)	(0.26)	$4.91	(4.37)%	0.53%	0.53%	5.10%	5.10%	43%	$247
2022	$5.69	0.24	(0.28)	(0.04)	(0.24)	$5.41	(0.81)%	0.52%	0.52%	4.15%	4.15%	83%	$329
2021	$5.02	0.25	0.67	0.92	(0.25)	$5.69	18.61%	0.53%	0.53%	4.50%	4.50%	100%	$365
2020	$5.54	0.27	(0.52)	(0.25)	(0.27)	$5.02	(4.85)%	0.53%	0.56%	4.80%	4.77%	38%	$160
2019	$5.57	0.30	(0.02)	0.28	(0.31)	$5.54	5.17%	0.54%	0.61%	5.47%	5.40%	24%	$190

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
28

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

29

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

30

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
31

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 2311

Semiannual Report

September 30, 2023

Multisector Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Corporate Bonds	40.8%
U.S. Treasury Securities	21.6%
Collateralized Loan Obligations	10.1%
U.S. Government Agency Mortgage-Backed Securities	6.8%
Asset-Backed Securities	6.6%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	3.5%
Preferred Stocks	2.2%
Bank Loan Obligations	1.6%
Sovereign Governments and Agencies	0.9%
Short-Term Investments	6.6%
Other Assets and Liabilities	(4.4)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$980.70	$2.82	0.57%
I Class	$1,000	$981.20	$2.33	0.47%
Y Class	$1,000	$980.50	$1.83	0.37%
A Class	$1,000	$978.40	$4.06	0.82%
C Class	$1,000	$975.80	$7.76	1.57%
R Class	$1,000	$977.20	$5.29	1.07%
R5 Class	$1,000	$981.70	$1.83	0.37%
R6 Class	$1,000	$982.00	$1.59	0.32%
Hypothetical
Investor Class	$1,000	$1,022.15	$2.88	0.57%
I Class	$1,000	$1,022.65	$2.38	0.47%
Y Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.90	$4.14	0.82%
C Class	$1,000	$1,017.15	$7.92	1.57%
R Class	$1,000	$1,019.65	$5.40	1.07%
R5 Class	$1,000	$1,023.15	$1.87	0.37%
R6 Class	$1,000	$1,023.40	$1.62	0.32%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 40.8%
Aerospace and Defense — 0.6%
Boeing Co., 4.875%, 5/1/25	$270,000	$265,405
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	130,000	123,533
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	95,000	96,794
TransDigm, Inc., 4.625%, 1/15/29(2)	120,000	104,939
		590,671
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31	69,000	52,470
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30(2)	200,000	201,245
General Motors Financial Co., Inc., 4.30%, 7/13/25	156,000	150,647
General Motors Financial Co., Inc., 5.40%, 4/6/26	300,000	293,870
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	270,000	270,120
		915,882
Banks — 8.3%
Banco Santander SA, 6.92%, 8/8/33	400,000	382,747
Bank of America Corp., VRN, 5.82%, 9/15/29	120,000	118,577
Bank of America Corp., VRN, 2.88%, 10/22/30	365,000	304,317
Bank of America Corp., VRN, 2.57%, 10/20/32	40,000	30,756
Bank of America Corp., VRN, 4.57%, 4/27/33	140,000	124,366
Bank of America N.A., 5.53%, 8/18/26	310,000	308,604
Bank of Montreal, 5.92%, 9/25/25	225,000	224,582
Barclays PLC, VRN, 7.39%, 11/2/28	315,000	323,330
Barclays PLC, VRN, 6.69%, 9/13/34	200,000	195,364
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	300,000	291,558
BPCE SA, 5.15%, 7/21/24(1)	410,000	403,581
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	255,000	245,002
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33(3)	84,000	83,488
Citibank NA, 5.80%, 9/29/28	165,000	165,079
Credit Agricole SA, 5.59%, 7/5/26(1)	185,000	183,656
Credit Agricole SA, VRN, 4.00%, 1/10/33(1)	250,000	221,780
Discover Bank, 3.45%, 7/27/26	270,000	245,664
Discover Bank, VRN, 5.97%, 8/9/28	425,000	389,284
Fifth Third Bank NA, 3.85%, 3/15/26	200,000	185,085
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	390,000	385,395
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	475,000	368,159
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	200,000	195,286
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	260,000	244,661
KeyBank NA, 4.39%, 12/14/27	250,000	225,417
KeyCorp, VRN, 3.88%, 5/23/25	225,000	216,945
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	135,000	103,555
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	94,000	91,236
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	200,000	194,417
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	200,000	157,566
Truist Bank, VRN, 2.64%, 9/17/29	520,000	482,942
U.S. Bancorp, VRN, 5.78%, 6/12/29	134,000	130,507
Wells Fargo & Co., VRN, 5.39%, 4/24/34	147,000	137,488
6

	Principal Amount/Shares	Value
Wells Fargo & Co., VRN, 5.56%, 7/25/34	$229,000	$216,961
		7,577,355
Biotechnology — 0.5%
Amgen, Inc., 5.25%, 3/2/25	182,000	180,681
Amgen, Inc., 5.25%, 3/2/30	290,000	283,441
		464,122
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	60,000	50,932
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	367,000	303,282
		354,214
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	501,000	447,279
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	42,000	39,588
Standard Industries, Inc., 4.375%, 7/15/30(1)	134,000	111,119
		597,986
Capital Markets — 1.4%
Blue Owl Capital Corp., 3.40%, 7/15/26	509,000	456,630
Charles Schwab Corp., VRN, 5.85%, 5/19/34	153,000	145,643
Charles Schwab Corp., VRN, 6.14%, 8/24/34	50,000	48,665
Goldman Sachs Group, Inc., VRN, 3.62%, 3/15/28	104,000	95,996
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	178,000	161,716
Morgan Stanley, VRN, 6.34%, 10/18/33	85,000	85,530
Morgan Stanley, VRN, 5.42%, 7/21/34	129,000	121,740
Nasdaq, Inc., 5.55%, 2/15/34	155,000	148,026
		1,263,946
Chemicals — 0.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	270,000	266,745
Tronox, Inc., 4.625%, 3/15/29(1)	260,000	210,157
		476,902
Commercial Services and Supplies — 0.6%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	322,000	313,502
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	261,000	247,624
		561,126
Construction and Engineering — 0.2%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	220,000	220,614
Consumer Finance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	845,000	846,256
Navient Corp., 6.125%, 3/25/24	215,000	214,045
		1,060,301
Consumer Staples Distribution & Retail — 0.1%
United Natural Foods, Inc., 6.75%, 10/15/28(1)(2)	117,000	89,347
Containers and Packaging — 1.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	459,000	443,700
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	388,000	379,755
Sealed Air Corp., 5.00%, 4/15/29(1)	446,000	401,534
		1,224,989
Distributors — 0.4%
LKQ Corp., 6.25%, 6/15/33(1)	406,000	393,029
Diversified REITs — 1.3%
Agree LP, 2.90%, 10/1/30	215,000	173,387
Extra Space Storage LP, 5.50%, 7/1/30	185,000	179,041
7

	Principal Amount/Shares	Value
Invitation Homes Operating Partnership LP, 5.50%, 8/15/33	$83,000	$77,559
Spirit Realty LP, 4.00%, 7/15/29	295,000	261,186
VICI Properties LP, 4.375%, 5/15/25	246,000	237,982
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	270,000	229,925
		1,159,080
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 5.40%, 2/15/34	545,000	510,300
Sprint Capital Corp., 8.75%, 3/15/32	380,000	439,936
		950,236
Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	300,000	245,639
Pacific Gas & Electric Co., 6.40%, 6/15/33	84,000	81,048
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	251,107
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	191,933	159,982
		737,776
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	272,000	262,277
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	36,000	34,732
Warnermedia Holdings, Inc., 3.76%, 3/15/27	44,000	40,641
		75,373
Financial Services — 0.7%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	253,742
Deutsche Bank AG, VRN, 7.15%, 7/13/27	401,000	403,866
		657,608
Ground Transportation — 0.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	200,000	184,994
United Rentals North America, Inc., 6.00%, 12/15/29(1)	345,000	336,310
		521,304
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	235,000	214,499
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	90,000	90,380
Medline Borrower LP, 3.875%, 4/1/29(1)	259,000	219,195
		524,074
Health Care Providers and Services — 1.2%
Centene Corp., 4.625%, 12/15/29	235,000	211,922
IQVIA, Inc., 6.50%, 5/15/30(1)	200,000	196,004
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	252,000	223,947
Star Parent, Inc., 9.00%, 10/1/30(1)	169,000	170,986
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	180,000	169,142
Tenet Healthcare Corp., 4.25%, 6/1/29	150,000	129,253
		1,101,254
Hotels, Restaurants and Leisure — 1.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	284,000	240,899
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	105,205
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	262,000	237,036
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	328,000	321,801
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	206,000	204,402
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	336,000	269,132
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	200,205
		1,578,680
8

	Principal Amount/Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II, 7.47%, 7/31/28(1)	$230,000	$230,492
Insurance — 0.5%
Athene Global Funding, 2.51%, 3/8/24(1)	350,000	343,859
Belrose Funding Trust, 2.33%, 8/15/30(1)	107,000	79,883
		423,742
IT Services — 0.8%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	495,000	445,413
Kyndryl Holdings, Inc., 2.70%, 10/15/28	375,000	308,515
		753,928
Life Sciences Tools and Services — 0.7%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	258,000	251,360
Illumina, Inc., 5.80%, 12/12/25	410,000	407,482
		658,842
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 1/1/31(1)(2)	254,000	270,180
Ingersoll Rand, Inc., 5.70%, 8/14/33	61,000	58,901
		329,081
Media — 2.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	540,000	521,885
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	470,000	346,544
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	235,000	205,366
Cox Communications, Inc., 5.70%, 6/15/33(1)	117,000	112,835
Cox Communications, Inc., 4.50%, 6/30/43(1)	41,000	30,745
Gray Escrow II, Inc., 5.375%, 11/15/31(1)(2)	475,000	311,470
Gray Television, Inc., 4.75%, 10/15/30(1)(2)	235,000	155,976
Paramount Global, 4.00%, 1/15/26	330,000	312,556
Paramount Global, 4.95%, 1/15/31(2)	255,000	219,075
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	195,000	172,704
TEGNA, Inc., 5.00%, 9/15/29	130,000	109,359
Warner Media LLC, 3.80%, 2/15/27	187,000	164,981
		2,663,496
Metals and Mining — 0.9%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	22,000	21,918
ATI, Inc., 4.875%, 10/1/29	230,000	202,781
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	351,000	328,489
South32 Treasury Ltd., 4.35%, 4/14/32(1)	299,000	252,438
		805,626
Multi-Utilities — 0.3%
Sempra, VRN, 4.125%, 4/1/52	300,000	243,168
Oil, Gas and Consumable Fuels — 4.8%
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	83,174
Antero Resources Corp., 5.375%, 3/1/30(1)	330,000	304,218
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	290,000	291,353
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	15,000	14,694
Civitas Resources, Inc., 8.375%, 7/1/28(1)	381,000	388,144
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	270,000	268,799
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	110,000	103,180
Ecopetrol SA, 5.375%, 6/26/26	200,000	192,218
9

	Principal Amount/Shares	Value
Energian Israel Finance Ltd., 8.50%, 9/30/33	$150,000	$149,666
EnLink Midstream LLC, 6.50%, 9/1/30(1)	260,000	252,484
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	277,000	277,822
Geopark Ltd., 5.50%, 1/17/27(1)	260,000	223,178
Leviathan Bond Ltd., 6.50%, 6/30/27	150,000	142,733
MEG Energy Corp., 5.875%, 2/1/29(1)	253,000	236,552
Occidental Petroleum Corp., 6.375%, 9/1/28	363,000	366,051
Occidental Petroleum Corp., 6.125%, 1/1/31	287,000	283,163
ONEOK, Inc., 6.05%, 9/1/33	50,000	49,151
Petroleos Mexicanos, 5.95%, 1/28/31	300,000	215,026
Southwestern Energy Co., 5.375%, 3/15/30	450,000	410,516
Williams Cos., Inc., 5.30%, 8/15/28	160,000	156,604
		4,408,726
Passenger Airlines — 0.8%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	259,596	246,712
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	166,000	158,878
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	99,423	97,191
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	220,000	220,100
		722,881
Personal Care Products — 0.3%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	240,000	234,593
Retail REITs — 0.7%
NNN REIT, Inc., 4.30%, 10/15/28	568,000	525,624
NNN REIT, Inc., 5.60%, 10/15/33	110,000	103,759
		629,383
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	210,000	164,093
Specialized REITs — 0.8%
American Tower Corp., 5.55%, 7/15/33	250,000	238,495
Equinix, Inc., 2.90%, 11/18/26	110,000	101,072
Iron Mountain, Inc., 5.625%, 7/15/32(1)	480,000	414,918
		754,485
Trading Companies and Distributors — 0.9%
Air Lease Corp., 3.125%, 12/1/30	320,000	260,824
Aircastle Ltd., 6.50%, 7/18/28(1)	345,000	338,656
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	245,000	237,694
		837,174
Wireless Telecommunication Services — 0.1%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	100,000	62,416
TOTAL CORPORATE BONDS (Cost $38,639,985)		37,332,742
U.S. TREASURY SECURITIES — 21.6%
U.S. Treasury Notes, 1.00%, 12/15/24	180,000	170,951
U.S. Treasury Notes, 1.50%, 2/15/25(6)	1,000,000	950,078
U.S. Treasury Notes, 4.00%, 2/15/26(6)	900,000	881,051
U.S. Treasury Notes, 4.50%, 7/15/26	400,000	396,344
U.S. Treasury Notes, 4.375%, 8/15/26	7,000,000	6,913,594
U.S. Treasury Notes, 4.625%, 9/15/26	6,100,000	6,070,453
U.S. Treasury Notes, 2.00%, 11/15/26	350,000	321,986
10

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.625%, 5/31/28	$2,000,000	$1,917,109
U.S. Treasury Notes, 4.375%, 8/31/28	1,400,000	1,386,219
U.S. Treasury Notes, 4.125%, 11/15/32	300,000	289,383
U.S. Treasury Notes, 3.50%, 2/15/33	500,000	458,828
TOTAL U.S. TREASURY SECURITIES (Cost $19,956,788)		19,755,996
COLLATERALIZED LOAN OBLIGATIONS — 10.1%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 6/15/36(1)	240,660	235,748
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.05%, (1-month SOFR plus 1.71%), 6/15/36(1)	165,500	160,034
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.16%), 7/22/32(1)	250,000	246,351
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(1)	352,000	347,184
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.80%, (1-month SOFR plus 1.46%), 11/15/36(1)	144,500	142,689
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.32%, (3-month SOFR plus 2.01%), 4/15/30(1)	150,000	147,051
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.67%, (3-month LIBOR plus 2.10%), 10/17/32(1)	350,000	344,276
Barings CLO Ltd., Series 2016-2A, Class DR2, VRN, 8.74%, (3-month SOFR plus 3.41%), 1/20/32(1)	90,000	89,131
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	175,000	175,072
BDS Ltd., Series 2020-FL5, Class AS, VRN, 6.80%, (1-month SOFR plus 1.46%), 2/16/37(1)	200,000	197,132
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.37%, (1-month SOFR plus 1.03%), 1/18/36(1)	98,215	97,140
Benefit Street Partners CLO XI, Series 2017-11A, Class B, VRN, 7.97%, (3-month SOFR plus 2.66%), 4/15/29(1)	350,000	350,604
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.68%, (1-month SOFR plus 2.26%), 9/15/35(1)	245,000	243,775
BXMT Ltd., Series 2021-FL4, Class A, VRN, 6.50%, (1-month SOFR plus 1.16%), 5/15/38(1)	265,000	249,905
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.39%, (3-month SOFR plus 2.06%), 7/20/30(1)	250,000	246,800
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.42%, (3-month SOFR plus 2.11%), 10/15/31(1)	147,836	147,739
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(1)	168,070	167,409
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 9.24%, (3-month SOFR plus 3.91%), 7/20/30(1)	250,000	246,911
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.42%, (3-month SOFR plus 2.11%), 11/16/30(1)	100,000	98,818
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.33%, (3-month SOFR plus 1.96%), 11/15/28(1)	250,000	245,285
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.85%, (1-month LIBOR plus 2.40%), 9/15/37(1)	132,500	127,485
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.85%, (1-month SOFR plus 1.51%), 6/16/36(1)	330,000	320,836
HGI CRE CLO Ltd., Series 2021-FL2, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 9/17/36(1)	376,000	359,808
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.93%, (3-month SOFR plus 2.60%), 7/20/31(1)	250,000	249,425
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.52%, (3-month SOFR plus 3.21%), 1/14/28(1)	250,000	248,486
11

	Principal Amount/Shares	Value
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 9.96%, (3-month SOFR plus 4.61%), 1/22/28(1)	$275,000	$261,107
MF1 Ltd., Series 2020-FL4, Class D, VRN, 9.55%, (1-month SOFR plus 4.21%), 11/15/35(1)	356,000	347,350
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 7.75%, (3-month SOFR plus 2.41%), 10/21/30(1)	275,000	270,599
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.58%, (3-month SOFR plus 2.26%), 7/19/30(1)	175,000	171,836
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.07%, (3-month SOFR plus 1.76%), 10/17/31(1)	200,000	197,860
Palmer Square CLO Ltd., Series 2020-3A, Class CR, VRN, 8.58%, (3-month SOFR plus 3.21%), 11/15/31(1)	400,000	393,852
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 8.09%, (3-month SOFR plus 2.76%), 7/20/29(1)	175,000	172,323
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.10%, (3-month SOFR plus 2.75%), 7/24/31(1)	200,000	201,564
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 6.38%, (1-month SOFR plus 1.06%), 7/25/36(1)	91,900	90,241
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.62%, (1-month SOFR plus 2.30%), 6/17/37(1)	198,000	197,733
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.08%, (1-month SOFR plus 2.75%), 5/19/38(1)	124,000	123,540
Silver Creek CLO Ltd., Series 2014-1A, Class CR, VRN, 7.89%, (3-month SOFR plus 2.56%), 7/20/30(1)	300,000	297,900
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/20/32(1)	250,000	246,750
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.37%, (3-month SOFR plus 2.06%), 1/15/30(1)	250,000	244,716
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 3/15/38(1)	212,987	208,767
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.99%, (3-month SOFR plus 2.66%), 9/15/30(1)	200,000	198,717
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)	82,975	82,677
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,160,464)		9,192,626
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.8%
FHLMC, 3.50%, 2/1/49	1,259,044	1,097,845
FHLMC, 6.00%, 1/1/53	545,131	539,149
FNMA, 5.00%, 8/1/53	1,176,807	1,120,711
FNMA, 6.00%, 9/1/53	908,359	898,019
FNMA, 6.00%, 9/1/53	906,289	896,808
GNMA, 6.50%, TBA	539,000	542,074
GNMA, 2.50%, 12/20/51	1,382,939	1,132,135
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $6,334,880)		6,226,741
ASSET-BACKED SECURITIES — 6.6%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	207,165	166,783
Adams Outdoor Advertising LP, Series 2023-1, Class B, 8.81%, 7/15/53(1)	150,000	150,437
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)	100,000	87,592
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	210,977	176,578
CARS-DB4 LP, Series 2020-1A, Class A1, SEQ, 2.69%, 2/15/50(1)	122,763	115,940
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)	200,000	187,717
12

		Principal Amount/Shares	Value
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		$100,000	$88,046
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		182,941	166,507
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		198,423	180,281
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		161,647	149,302
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		306,498	240,163
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	250,000	165,651
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	131,588
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, SEQ, 6.57%, 10/15/32(1)		$250,000	250,493
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	336,863
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		325,000	260,341
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		171,974	154,977
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	263,248
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		134,492	121,250
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		206,603	177,475
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		229,222	188,475
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		173,357	148,172
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		273,048	237,506
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 5.68%, (90-day average SOFR plus 0.44%), 3/22/32		72,845	70,721
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		185,781	174,108
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		350,000	333,574
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		170,842	144,859
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)		29,516	27,854
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		214,850	179,855
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)		137,423	136,104
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		242,695	215,449
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)		108,044	107,251
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)		342,000	309,313
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	218,401
TOTAL ASSET-BACKED SECURITIES (Cost $6,653,373)			6,062,874
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)		112,209	105,411
13

	Principal Amount/Shares	Value
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	$400,000	$256,610
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)	331,877	268,874
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 9.03%, (1-month LIBOR plus 3.60%), 6/25/30(1)	124,273	125,096
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.33%, (1-month LIBOR plus 2.90%), 4/25/28(1)	80,664	80,847
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.38%, (1-month LIBOR plus 1.95%), 7/25/29(1)	119,339	119,717
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.43%, (30-day average SOFR plus 6.11%), 8/26/30(1)	115,120	116,705
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	298,794	205,698
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	79,629	65,476
Home RE Ltd., Series 2020-1, Class B1, VRN, 12.43%, (1-month LIBOR plus 7.00%), 10/25/30(1)	225,000	229,293
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)	66,257	66,781
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.47%, 5/25/65(1)	250,000	213,863
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.33%, (1-month LIBOR plus 3.90%), 8/25/33(1)	73,759	74,134
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 7.22%, (30-day average SOFR plus 1.90%), 2/25/34(1)	86,103	86,233
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	219,263
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	1,481	1,275
		2,235,276
U.S. Government Agency Collateralized Mortgage Obligations — 1.3%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 4/25/42(1)	139,300	140,363
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.27%, (30-day average SOFR plus 2.95%), 6/25/42(1)	185,679	190,547
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)	130,324	131,682
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)	137,566	138,326
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	324,242	59,872
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	253,990	45,634
FNMA, Series 2018-C01, Class 1ED2, VRN, 6.28%, (30-day average SOFR plus 0.96%), 7/25/30	29,618	29,477
FNMA, Series 2022-R06, Class 1M1, VRN, 8.07%, (30-day average SOFR plus 2.75%), 5/25/42(1)	110,414	113,234
FNMA, Series 2023-R05, Class 1M1, VRN, 7.22%, (30-day average SOFR plus 1.90%), 6/25/43(1)	280,858	282,024
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	228,547	33,383
		1,164,542
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,680,228)		3,399,818
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.61%, (1-month SOFR plus 2.27%), 11/15/34(1)	172,000	68,179
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.30%, (1-month SOFR plus 2.96%), 11/15/34(1)	183,000	42,539
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	277,550
14

	Principal Amount/Shares	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.45%, (1-month SOFR plus 2.11%), 9/15/36(1)	$248,485	$237,508
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.46%, (1-month SOFR plus 3.13%), 6/15/40(1)	212,000	211,813
BX Trust, Series 2018-GW, Class C, VRN, 6.85%, (1-month SOFR plus 1.52%), 5/15/35(1)	249,000	243,704
BX Trust, Series 2021-ARIA, Class G, VRN, 8.59%, (1-month SOFR plus 3.26%), 10/15/36(1)	186,000	174,508
BXP Trust, Series 2017-CC, Class D, VRN, 3.67%, 8/13/37(1)	180,000	131,109
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, VRN, 4.90%, 1/10/36(1)	280,000	279,522
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 11/15/38(1)	135,000	132,957
DBGS Mortgage Trust, Series 2018-BIOD, Class D, VRN, 6.93%, (1-month SOFR plus 1.60%), 5/15/35(1)	319,817	313,705
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.30%, (1-month SOFR plus 2.96%), 7/15/38(1)	169,187	166,158
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	120,000	114,361
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.08%, (1-month SOFR plus 1.75%), 12/15/36(1)	163,000	161,171
GS Mortgage Securities Corportation Trust, Series 2018-HULA, Class C, VRN, 7.09%, (1-month SOFR plus 1.75%), 7/15/25(1)	132,642	130,125
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	158,375
Med Trust, Series 2021-MDLN, Class F, VRN, 9.45%, (1-month SOFR plus 4.11%), 11/15/38(1)	218,253	208,024
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 1/15/36(1)	154,000	141,314
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,561,103)		3,192,622
PREFERRED STOCKS — 2.2%
Banks — 1.7%
BNP Paribas SA, 6.625%(1)	200,000	197,967
BNP Paribas SA, 8.50%(1)	200,000	196,164
Citigroup, Inc., 7.625%	180,000	176,058
Credit Agricole SA, 7.875%(1)	200,000	198,970
HSBC Holdings PLC, 6.375%	200,000	193,695
Lloyds Banking Group PLC, 7.50%	200,000	195,353
Societe Generale SA, 7.875%(1)	200,000	198,849
Wells Fargo & Co., 7.625%	189,000	191,016
		1,548,072
Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series W, 7.50%	290,000	287,349
UBS Group AG, 7.00%(1)	200,000	197,576
		484,925
TOTAL PREFERRED STOCKS (Cost $2,044,259)		2,032,997
BANK LOAN OBLIGATIONS(4) — 1.6%
Health Care Providers and Services — 0.4%
Surgery Center Holdings, Inc., 2021 Term Loan, 9.19%, (1-month SOFR plus 3.75%), 8/31/26	$371,758	372,583
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment Corp., Term Loan B, 8.67%, (1-month SOFR plus 3.25%), 2/6/30	179,100	179,380
15

	Principal Amount/Shares	Value
Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 8.54%, (3-month SOFR plus 2.75%), 2/15/28	$405,900	$403,501
Pharmaceuticals — 0.6%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 7.18%, (1-month SOFR plus 1.75%), 3/15/28	114,055	114,094
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.93%, (1-month SOFR plus 3.50%), 5/5/28	388,020	388,156
		502,250
TOTAL BANK LOAN OBLIGATIONS (Cost $1,447,947)		1,457,714
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Mexico — 0.2%
Mexico Government International Bond, 4.875%, 5/19/33	200,000	179,612
Nigeria — 0.1%
Nigeria Government International Bonds, 6.50%, 11/28/27(1)	150,000	125,508
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36(3)	91,000	91,405
Romania — 0.2%
Romanian Government International Bond, 6.625%, 2/17/28(1)	196,000	198,864
Saudi Arabia — 0.3%
Saudi Government International Bond, 4.75%, 1/18/28(1)	122,000	119,325
Saudi Government International Bond, 5.50%, 10/25/32(1)	140,000	140,266
		259,591
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $867,452)		854,980
SHORT-TERM INVESTMENTS — 6.6%
Money Market Funds — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio(5)	2,606,353	2,606,353
Repurchase Agreements — 3.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $476,038), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $464,642)		464,439
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 8/31/30, valued at $3,078,408), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $3,019,330)		3,018,000
		3,482,439
TOTAL SHORT-TERM INVESTMENTS (Cost $6,088,792)		6,088,792
TOTAL INVESTMENT SECURITIES — 104.4% (Cost $98,435,271)		95,597,902
OTHER ASSETS AND LIABILITIES — (4.4)%		(4,065,099)
TOTAL NET ASSETS — 100.0%		$91,532,803

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	300,860	CAD	407,208	JPMorgan Chase Bank N.A.	12/15/23	$722

16

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	116	December 2023	$23,514,469	$(33,672)
U.S. Treasury 5-Year Notes	38	December 2023	4,003,656	(32,038)
U.S. Treasury 10-Year Notes	100	December 2023	10,806,250	(202,333)
U.S. Treasury 10-Year Ultra Notes	88	December 2023	9,817,500	(300,468)
			$48,141,875	$(568,511)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	16	December 2023	$1,820,500	$80,216
U.S. Treasury Ultra Bonds	2	December 2023	237,375	16,250
			$2,057,875	$96,466
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $41,671,744, which represented 45.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,501,725. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,606,353.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $833,199.

See Notes to Financial Statements.
17

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $95,828,918) — including $2,501,725 of securities on loan	$92,991,549
Investment made with cash collateral received for securities on loan, at value (cost of $2,606,353)	2,606,353
Total investment securities, at value (cost of $98,435,271)	95,597,902
Cash	10,333
Receivable for investments sold	459,690
Receivable for capital shares sold	271,102
Receivable for variation margin on futures contracts	53,405
Unrealized appreciation on forward foreign currency exchange contracts	722
Interest receivable	827,457
Securities lending receivable	1,017
97,221,628

Liabilities
Payable for collateral received for securities on loan	2,606,353
Payable for investments purchased	2,903,983
Payable for capital shares redeemed	125,682
Accrued management fees	36,890
Distribution and service fees payable	1,729
Dividends payable	14,188
5,688,825

Net Assets	$91,532,803

Net Assets Consist of:
Capital paid in	$105,234,992
Distributable earnings (loss)	(13,702,189)
$91,532,803

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$51,087,517	5,988,443	$8.53
I Class	$21,523,365	2,523,481	$8.53
Y Class	$5,717	670	$8.53
A Class	$4,880,261	572,019	$8.53
C Class	$537,550	63,032	$8.53
R Class	$813,269	95,313	$8.53
R5 Class	$455,447	53,395	$8.53
R6 Class	$12,229,677	1,433,541	$8.53
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.93 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,541,054
Securities lending, net	7,327
2,548,381

Expenses:
Management fees	221,554
Distribution and service fees:
A Class	6,194
C Class	2,748
R Class	1,686
Trustees' fees and expenses	3,483
Other expenses	2,615
238,280

Net investment income (loss)	2,310,101

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,770,385)
Forward foreign currency exchange contract transactions	(2,678)
Futures contract transactions	(1,173,328)
Swap agreement transactions	49,122
Foreign currency translation transactions	(4)
(2,897,273)

Change in net unrealized appreciation (depreciation) on:
Investments	(154,038)
Forward foreign currency exchange contracts	4,974
Futures contracts	(989,619)
Translation of assets and liabilities in foreign currencies	(5)
(1,138,688)

Net realized and unrealized gain (loss)	(4,035,961)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,725,860)

See Notes to Financial Statements.
19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$2,310,101	$3,163,017
Net realized gain (loss)	(2,897,273)	(6,009,377)
Change in net unrealized appreciation (depreciation)	(1,138,688)	941,557
Net increase (decrease) in net assets resulting from operations	(1,725,860)	(1,904,803)

Distributions to Shareholders
From earnings:
Investor Class	(1,406,137)	(2,330,203)
I Class	(485,081)	(366,565)
Y Class	(157)	(247)
A Class	(123,475)	(183,206)
C Class	(11,651)	(12,196)
R Class	(15,968)	(23,917)
R5 Class	(12,692)	(21,785)
R6 Class	(276,908)	(265,916)
Decrease in net assets from distributions	(2,332,069)	(3,204,035)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,213,591	18,237,775

Net increase (decrease) in net assets	6,155,662	13,128,937

Net Assets
Beginning of period	85,377,141	72,248,204
End of period	$91,532,803	$85,377,141

See Notes to Financial Statements.
20

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Multisector Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.  Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

21

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

22

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$2,606,353	—	—	—	$2,606,353
Gross amount of recognized liabilities for securities lending transactions					$2,606,353
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

23

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.55%	0.45%	0.35%	0.55%	0.55%	0.55%	0.35%	0.30%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $92,785,885, of which $50,910,593 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $82,255,328, of which $41,403,960 represented U.S. Treasury and Government Agency obligations.

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,161,139	$10,247,803	2,657,310	$24,040,677
Issued in reinvestment of distributions	154,728	1,354,366	252,813	2,265,363
Redeemed	(1,581,825)	(13,954,210)	(2,329,142)	(20,909,892)
	(265,958)	(2,352,041)	580,981	5,396,148
I Class
Sold	1,013,316	8,880,114	1,212,673	10,810,399
Issued in reinvestment of distributions	55,550	485,081	40,987	366,513
Redeemed	(125,206)	(1,091,045)	(405,506)	(3,646,425)
	943,660	8,274,150	848,154	7,530,487
Y Class
Issued in reinvestment of distributions	18	157	27	247
A Class
Sold	56,156	492,565	240,484	2,183,818
Issued in reinvestment of distributions	10,043	87,874	14,923	133,870
Redeemed	(44,732)	(391,223)	(178,102)	(1,606,632)
	21,467	189,216	77,305	711,056
C Class
Sold	11,159	98,752	22,512	199,864
Issued in reinvestment of distributions	1,332	11,651	1,364	12,196
Redeemed	(7,410)	(64,940)	(2,405)	(21,610)
	5,081	45,463	21,471	190,450
R Class
Sold	31,155	269,850	56,341	509,358
Issued in reinvestment of distributions	1,809	15,835	2,635	23,593
Redeemed	(11,953)	(105,381)	(41,409)	(369,326)
	21,011	180,304	17,567	163,625
R5 Class
Sold	4,205	36,912	18,663	176,124
Issued in reinvestment of distributions	1,450	12,692	2,431	21,785
Redeemed	(7,494)	(65,858)	(5,850)	(51,884)
	(1,839)	(16,254)	15,244	146,025
R6 Class
Sold	559,904	4,880,382	614,884	5,520,194
Issued in reinvestment of distributions	31,643	276,506	29,684	265,796
Redeemed	(144,635)	(1,264,292)	(184,692)	(1,686,253)
	446,912	3,892,596	459,876	4,099,737
Net increase (decrease)	1,170,352	$10,213,591	2,020,625	$18,237,775

25

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$37,332,742	—
U.S. Treasury Securities	—	19,755,996	—
Collateralized Loan Obligations	—	9,192,626	—
U.S. Government Agency Mortgage-Backed Securities	—	6,226,741	—
Asset-Backed Securities	—	6,062,874	—
Collateralized Mortgage Obligations	—	3,399,818	—
Commercial Mortgage-Backed Securities	—	3,192,622	—
Preferred Stocks	—	2,032,997	—
Bank Loan Obligations	—	1,457,714	—
Sovereign Governments and Agencies	—	854,980	—
Short-Term Investments	$2,606,353	3,482,439	—
	$2,606,353	$92,991,549	—
Other Financial Instruments
Futures Contracts	$96,466	—	—
Forward Foreign Currency Exchange Contracts	—	$722	—
	$96,466	$722	—

Liabilities
Other Financial Instruments
Futures Contracts	$568,511	—	—

26

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,764,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $305,798.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $42,621,117 futures contracts purchased and $1,127,245 futures contracts sold.

27

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$722	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	53,405	Payable for variation margin on futures contracts*	—
		$54,127		—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$49,122	Change in net unrealized appreciation (depreciation) on swap agreements	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(2,678)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$4,974
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,173,328)	Change in net unrealized appreciation (depreciation) on futures contracts	(989,619)
		$(1,126,884)		$(984,645)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

28

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$98,452,396
Gross tax appreciation of investments	$270,049
Gross tax depreciation of investments	(3,124,543)
Net tax appreciation (depreciation) of investments	$(2,854,494)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(4,672,090) and accumulated long-term capital losses of $(2,243,937), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.93	0.23	(0.40)	(0.17)	(0.23)	—	(0.23)	$8.53	(1.93)%	0.57%(4)	0.57%(4)	5.20%(4)	5.20%(4)	97%	$51,088
2023	$9.58	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)	$8.93	(2.87)%	0.73%	0.73%	4.11%	4.11%	176%	$55,862
2022	$10.39	0.33	(0.59)	(0.26)	(0.34)	(0.21)	(0.55)	$9.58	(2.65)%	0.75%	0.75%	3.24%	3.24%	185%	$54,374
2021	$9.28	0.31	1.20	1.51	(0.32)	(0.08)	(0.40)	$10.39	16.47%	0.72%	0.75%	3.02%	2.99%	193%	$36,484
2020	$9.73	0.27	(0.45)	(0.18)	(0.27)	—	(0.27)	$9.28	(2.01)%	0.71%	0.75%	2.70%	2.66%	88%	$20,836
2019	$9.74	0.34	0.03	0.37	(0.38)	—	(0.38)	$9.73	3.88%	0.70%	0.76%	3.55%	3.49%	60%	$15,718
I Class
2023(3)	$8.93	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$8.53	(1.88)%	0.47%(4)	0.47%(4)	5.30%(4)	5.30%(4)	97%	$21,523
2023	$9.58	0.39	(0.66)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.78)%	0.63%	0.63%	4.21%	4.21%	176%	$14,106
2022	$10.39	0.34	(0.59)	(0.25)	(0.35)	(0.21)	(0.56)	$9.58	(2.55)%	0.65%	0.65%	3.34%	3.34%	185%	$7,009
2021	$9.28	0.32	1.20	1.52	(0.33)	(0.08)	(0.41)	$10.39	16.59%	0.62%	0.65%	3.12%	3.09%	193%	$7,679
2020	$9.73	0.28	(0.45)	(0.17)	(0.28)	—	(0.28)	$9.28	(1.91)%	0.61%	0.65%	2.80%	2.76%	88%	$2,955
2019	$9.73	0.35	0.03	0.38	(0.38)	—	(0.38)	$9.73	4.09%	0.60%	0.66%	3.65%	3.59%	60%	$1,345

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$8.93	0.24	(0.40)	(0.16)	(0.24)	—	(0.24)	$8.53	(1.95)%	0.37%(4)	0.37%(4)	5.40%(4)	5.40%(4)	97%	$6
2023	$9.58	0.38	(0.65)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.70)%	0.53%	0.53%	4.31%	4.31%	176%	$6
2022	$10.39	0.35	(0.59)	(0.24)	(0.36)	(0.21)	(0.57)	$9.58	(2.36)%	0.55%	0.55%	3.44%	3.44%	185%	$6
2021	$9.28	0.33	1.20	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.71%	0.52%	0.55%	3.22%	3.19%	193%	$6
2020	$9.73	0.30	(0.46)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.78)%	0.51%	0.55%	2.90%	2.86%	88%	$5
2019	$9.73	0.36	0.03	0.39	(0.39)	—	(0.39)	$9.73	4.18%	0.50%	0.56%	3.75%	3.69%	60%	$5
A Class
2023(3)	$8.93	0.22	(0.40)	(0.18)	(0.22)	—	(0.22)	$8.53	(2.16)%	0.82%(4)	0.82%(4)	4.95%(4)	4.95%(4)	97%	$4,880
2023	$9.58	0.35	(0.65)	(0.30)	(0.35)	—	(0.35)	$8.93	(3.01)%	0.98%	0.98%	3.86%	3.86%	176%	$4,918
2022	$10.39	0.31	(0.59)	(0.28)	(0.32)	(0.21)	(0.53)	$9.58	(2.89)%	1.00%	1.00%	2.99%	2.99%	185%	$4,535
2021	$9.28	0.28	1.21	1.49	(0.30)	(0.08)	(0.38)	$10.39	16.18%	0.97%	1.00%	2.77%	2.74%	193%	$3,791
2020	$9.73	0.24	(0.45)	(0.21)	(0.24)	—	(0.24)	$9.28	(2.26)%	0.96%	1.00%	2.45%	2.41%	88%	$1,762
2019	$9.74	0.32	0.02	0.34	(0.35)	—	(0.35)	$9.73	3.62%	0.95%	1.01%	3.30%	3.24%	60%	$1,325

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.93	0.18	(0.39)	(0.21)	(0.19)	—	(0.19)	$8.53	(2.42)%	1.57%(4)	1.57%(4)	4.20%(4)	4.20%(4)	97%	$538
2023	$9.58	0.29	(0.66)	(0.37)	(0.28)	—	(0.28)	$8.93	(3.84)%	1.73%	1.73%	3.11%	3.11%	176%	$517
2022	$10.39	0.23	(0.59)	(0.36)	(0.24)	(0.21)	(0.45)	$9.58	(3.62)%	1.75%	1.75%	2.24%	2.24%	185%	$349
2021	$9.28	0.20	1.21	1.41	(0.22)	(0.08)	(0.30)	$10.39	15.32%	1.72%	1.75%	2.02%	1.99%	193%	$176
2020	$9.73	0.17	(0.45)	(0.28)	(0.17)	—	(0.17)	$9.28	(2.99)%	1.71%	1.75%	1.70%	1.66%	88%	$202
2019	$9.74	0.24	0.03	0.27	(0.28)	—	(0.28)	$9.73	2.85%	1.70%	1.76%	2.55%	2.49%	60%	$182
R Class
2023(3)	$8.93	0.21	(0.40)	(0.19)	(0.21)	—	(0.21)	$8.53	(2.28)%	1.07%(4)	1.07%(4)	4.70%(4)	4.70%(4)	97%	$813
2023	$9.59	0.33	(0.67)	(0.34)	(0.32)	—	(0.32)	$8.93	(3.35)%	1.23%	1.23%	3.61%	3.61%	176%	$664
2022	$10.40	0.28	(0.59)	(0.31)	(0.29)	(0.21)	(0.50)	$9.59	(3.13)%	1.25%	1.25%	2.74%	2.74%	185%	$544
2021	$9.28	0.26	1.21	1.47	(0.27)	(0.08)	(0.35)	$10.40	15.88%	1.22%	1.25%	2.52%	2.49%	193%	$282
2020	$9.73	0.22	(0.45)	(0.23)	(0.22)	—	(0.22)	$9.28	(2.39)%	1.21%	1.25%	2.20%	2.16%	88%	$181
2019	$9.74	0.29	0.03	0.32	(0.33)	—	(0.33)	$9.73	3.36%	1.20%	1.26%	3.05%	2.99%	60%	$112

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$8.93	0.24	(0.40)	(0.16)	(0.24)	—	(0.24)	$8.53	(1.83)%	0.37%(4)	0.37%(4)	5.40%(4)	5.40%(4)	97%	$455
2023	$9.58	0.39	(0.65)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.68)%	0.53%	0.53%	4.31%	4.31%	176%	$493
2022	$10.39	0.34	(0.57)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.46)%	0.55%	0.55%	3.44%	3.44%	185%	$383
2021	$9.28	0.31	1.22	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.70%	0.52%	0.55%	3.22%	3.19%	193%	$47
2020	$9.73	0.29	(0.45)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.82)%	0.51%	0.55%	2.90%	2.86%	88%	$97
2019	$9.74	0.35	0.03	0.38	(0.39)	—	(0.39)	$9.73	4.09%	0.50%	0.56%	3.75%	3.69%	60%	$99
R6 Class
2023(3)	$8.93	0.24	(0.40)	(0.16)	(0.24)	—	(0.24)	$8.53	(1.80)%	0.32%(4)	0.32%(4)	5.45%(4)	5.45%(4)	97%	$12,230
2023	$9.58	0.40	(0.66)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.63)%	0.48%	0.48%	4.36%	4.36%	176%	$8,811
2022	$10.39	0.36	(0.59)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.41)%	0.50%	0.50%	3.49%	3.49%	185%	$5,047
2021	$9.28	0.33	1.21	1.54	(0.35)	(0.08)	(0.43)	$10.39	16.76%	0.47%	0.50%	3.27%	3.24%	193%	$2,308
2020	$9.73	0.28	(0.44)	(0.16)	(0.29)	—	(0.29)	$9.28	(1.77)%	0.46%	0.50%	2.95%	2.91%	88%	$1,861
2019	$9.74	0.36	0.03	0.39	(0.40)	—	(0.40)	$9.73	4.14%	0.45%	0.51%	3.80%	3.74%	60%	$137

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
35

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports
36

include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this
37

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

38

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

39

Notes
40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 2311

Semiannual Report

September 30, 2023

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Yields	Investor Class	A Class	C Class
7-Day Current Yield	5.25%	5.00%	4.50%
7-Day Effective Yield	5.38%	5.12%	4.60%

Portfolio at a Glance
Weighted Average Maturity	51 days
Weighted Average Life	94 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	58%
31-90 days	17%
91-180 days	17%
More than 180 days	8%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,024.10	$2.93	0.58%
A Class	$1,000	$1,022.90	$4.20	0.83%
C Class	$1,000	$1,020.30	$6.72	1.33%
Hypothetical
Investor Class	$1,000	$1,022.10	$2.93	0.58%
A Class	$1,000	$1,020.85	$4.19	0.83%
C Class	$1,000	$1,018.35	$6.71	1.33%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 34.8%
Alinghi Funding Co. LLC, 5.66%, 12/13/23 (LOC: UBS AG)(2)	$16,000,000	$15,820,810
Alinghi Funding Co. LLC, 5.76%, 4/8/24 (LOC: UBS AG)(2)	25,000,000	24,254,500
ANZ New Zealand International Ltd., 5.71%, 6/3/24(2)	22,000,000	21,157,064
Atlantic Asset Securitization LLC, 5.66%, 2/9/24 (LOC: Credit Agricole Corporate and Investment Bank)(2)	3,500,000	3,429,475
Atlantic Asset Securitization LLC, 5.67%, 3/1/24 (LOC: Credit Agricole Corporate and Investment Bank)(2)	6,185,000	6,039,981
Australia & New Zealand Banking Group Ltd., 5.29%, 12/15/23(2)	20,000,000	19,786,222
Australia & New Zealand Banking Group Ltd., 5.29%, 12/15/23(2)	1,225,000	1,211,025
Australia & New Zealand Banking Group Ltd., VRN, 5.71%, (SOFR plus 0.40%), 10/10/23(2)	25,000,000	25,000,000
Australia & New Zealand Banking Group Ltd., VRN, 5.51%, (SOFR plus 0.20%), 11/13/23(2)	10,000,000	10,000,000
Banco Santander SA, 5.72%, 1/19/24(2)	6,800,000	6,683,879
Banco Santander SA, 5.78%, 3/1/24(2)	7,600,000	7,418,297
Banco Santander SA, 5.76%, 3/5/24(2)	1,400,000	1,365,762
Bank of Montreal, 5.79%, 4/3/24	18,000,000	17,474,220
Bank of Montreal, VRN, 6.06%, (SOFR plus 0.75%), 12/5/23	5,000,000	4,999,859
Bank of Nova Scotia, VRN, 5.76%, (SOFR plus 0.45%), 1/18/24(2)	20,500,000	20,499,946
Barclays Capital, Inc., 5.61%, 11/22/23(2)	400,000	396,866
Bedford Row Funding Corp., VRN, 5.89%, (SOFR plus 0.58%), 7/25/24 (LOC: Royal Bank of Canada)(2)	15,000,000	15,000,000
BPCE SA, 5.45%, 10/24/23(2)	2,200,000	2,192,774
BPCE SA, 5.69%, 1/5/24(2)	25,000,000	24,629,896
BPCE SA, 5.73%, 2/15/24(2)	10,500,000	10,275,883
Cabot Trail Funding LLC, 5.72%, 5/9/24 (LOC: Toronto-Dominion Bank)(2)	23,000,000	22,207,267
Canadian Imperial Bank of Commerce, VRN, 5.76%, (SOFR plus 0.45%), 3/20/24(2)	12,500,000	12,500,000
Canadian Imperial Holdings, Inc., 5.67%, 3/19/24	7,250,000	7,059,576
Canadian Imperial Holdings, Inc., 5.67%, 3/19/24	7,250,000	7,059,576
Charta LLC, 5.58%, 11/3/23 (LOC: CitiBank N.A.)(2)	9,750,000	9,702,333
Chesham Finance Ltd. / Chesham Finance LLC, 5.40%, 10/2/23 (LOC: HSBC Bank PLC)(2)	20,000,000	20,000,000
Chesham Finance Ltd. / Chesham Finance LLC, 5.71%, 3/13/24 (LOC: BNP Paribas)(2)	9,125,000	8,892,391
Collateralized Commercial Paper FLEX Co. LLC, 5.90%, 4/8/24 (LOC: JPMorgan Securities LLC)(2)	50,000,000	50,000,000
Collateralized Commercial Paper FLEX Co. LLC, VRN, 5.73%, (SOFR plus 0.42%), 2/26/24 (LOC: JPMorgan Securities LLC)(2)	12,000,000	12,000,000
Collateralized Commercial Paper FLEX Co. LLC, VRN, 5.77%, (SOFR plus 0.46%), 3/28/24 (LOC: JPMorgan Securities LLC)(2)	30,000,000	30,000,000
Cooperatieve Rabobank UA, 4.96%, 10/20/23(2)	8,300,000	8,279,707
DNB Bank ASA, VRN, 5.65%, (SOFR plus 0.34%), 1/8/24(2)	18,000,000	18,000,000
Fairway Finance Co. LLC, 5.55%, 11/13/23 (LOC: Bank of Montreal)(2)	600,000	596,171
Great Bear Funding LLC, 5.41%, 10/4/23 (LOC: Bank of Nova Scotia)(2)	1,000,000	999,703
JP Morgan Securities LLC, 5.51%, 1/18/24(2)	22,500,000	22,500,000
JP Morgan Securities LLC, 5.95%, 4/25/24(2)	10,750,000	10,750,000
6

	Principal Amount	Value
JP Morgan Securities LLC, VRN, 5.90%, (SOFR plus 0.58%), 4/17/24(2)	$20,000,000	$20,000,000
Liberty Street Funding LLC, 5.58%, 11/1/23 (LOC: Bank of Nova Scotia)(2)	684,000	680,865
Liberty Street Funding LLC, 5.58%, 11/6/23 (LOC: Bank of Nova Scotia)(2)	789,000	784,781
Liberty Street Funding LLC, 5.58%, 11/27/23 (LOC: Bank of Nova Scotia)(2)	1,467,000	1,454,449
Liberty Street Funding LLC, 5.63%, 1/11/24 (LOC: Bank of Nova Scotia)(2)	426,000	419,367
Lloyds Bank Corporate Markets PLC, 5.64%, 1/12/24(2)	3,400,000	3,346,439
Lloyds Bank Corporate Markets PLC, 5.69%, 3/11/24(2)	12,700,000	12,381,084
LMA-Americas LLC, 5.73%, 3/4/24 (LOC: Credit Agricole Corporate and Investment Bank)(2)	600,000	585,498
Old Line Funding LLC, 5.53%, 11/15/23 (LOC: Royal Bank of Canada)(2)	860,000	854,271
Old Line Funding LLC, VRN, 5.84%, (SOFR plus 0.52%), 4/4/24 (LOC: Royal Bank of Canada)(2)	18,000,000	18,000,000
Podium Funding Trust, 5.78%, (SOFR plus 0.47%), 6/6/24 (LOC: Bank of Montreal)	50,000,000	50,000,000
Svenska Handelsbanken AB, VRN, 6.19%, (SOFR plus 0.79%), 11/1/23(2)	13,500,000	13,500,000
Toronto-Dominion Bank, 5.25%, 1/25/24(2)	3,000,000	2,993,339
Toronto-Dominion Bank, VRN, 5.61%, (SOFR plus 0.21%), 12/6/23(2)	11,000,000	11,000,000
Toyota Credit Canada, Inc., 5.46%, 10/20/23(2)	15,750,000	15,707,593
Toyota Credit Canada, Inc., 5.79%, 1/29/24(2)	18,000,000	17,659,957
UBS AG, 5.74%, 1/19/24(2)	16,250,000	15,971,520
UBS AG, VRN, 5.83%, (SOFR plus 0.52%), 10/10/23(2)	15,000,000	15,000,000
UBS AG, VRN, 5.82%, (SOFR plus 0.51%), 10/17/23(2)	12,000,000	12,000,000
UBS AG, VRN, 5.60%, (SOFR plus 0.28%), 11/27/23(2)	7,000,000	6,998,898
Versailles Commercial Paper LLC, 5.53%, 10/5/23 (LOC: Natixis)(2)	8,225,000	8,221,264
TOTAL COMMERCIAL PAPER		705,742,508
CORPORATE BONDS — 19.7%
12th & Yesler Owner LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	27,000,000	27,000,000
412 Madison LLC, VRDN, 5.46%, 10/6/23 (LOC: FNMA)	17,000,000	17,000,000
500 Columbia Place LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	7,000,000	7,000,000
Allen C Stonecipher Life Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	17,880,000	17,880,000
Anton Santa Cruz LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	21,360,000	21,360,000
Bank of America Corp., 4.125%, 1/22/24	5,777,000	5,745,959
Bank of Montreal, Series E, 3.30%, 2/5/24	3,275,000	3,245,664
Barbour Issuing Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	11,000,000	11,000,000
Bellevue 10 Apartments LLC, VRDN, 5.49%, 10/9/23 (LOC: Northern Trust Company)	12,670,000	12,670,000
CG-USA Simi Valley LP, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	9,500,000	9,500,000
Champion Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	4,320,000	4,320,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	13,290,000	13,290,000
Fiore Capital LLC, VRDN, 5.50%, 10/6/23 (LOC: Wells Fargo Bank N.A.)	12,540,000	12,540,000
Foothill Garden NV Investors LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	10,950,000	10,950,000
General Secretariat of the Organization of American States, VRDN, 5.44%, 11/13/23 (LOC: Bank of America N.A.)	12,125,000	12,125,000
Gold River 659 LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	12,000,000	12,000,000
7

	Principal Amount	Value
Hartsfield Family Trust 2021, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	$5,210,000	$5,210,000
JoEllyn G Slott Family Trust, Series 2023, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	6,035,000	6,035,000
KDF Glenview LP, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	8,000,000	8,000,000
Krawitz Family Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	4,000,000	4,000,000
Labcon North America, VRDN, 5.50%, 10/6/23 (LOC: BMO Harris Bank N.A.)	5,730,000	5,730,000
Labcon North America, VRDN, 5.50%, 10/6/23 (LOC: BMO Harris Bank N.A.)	1,920,000	1,920,000
Ness Family Partners LP, VRDN, 5.50%, 10/6/23 (LOC: BMO Harris Bank N.A.)	4,805,000	4,805,000
Nicholas David Nurse 2020 Irrevocable Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	8,175,000	8,175,000
Nuveen Credit Strategies Income Fund, VRDN, 5.50%, 10/6/23 (LOC: Societe Generale SA)(2)	16,000,000	16,000,000
Nuveen Preferred & Income Opportunities Fund, VRDN, 5.49%, 10/6/23 (LOC: Sumitomo Mitsui Banking)(2)	20,000,000	20,000,000
Nuveen Variable Rate Preferred & Income Fund, VRDN, 5.53%, 10/6/23 (LOC: Toronto-Dominion Bank)(2)	42,500,000	42,500,000
Royal Bank of Canada, VRN, 5.76%, (SOFR plus 0.45%), 10/26/23	4,500,000	4,499,167
Shil Park Irrevocable Life Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	6,000,000	6,000,000
SRM Culver City LP, VRDN, 5.46%, 10/9/23 (LOC: FHLB)	7,500,000	7,500,000
SRMHayward LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	11,800,000	11,800,000
Steve Welch Family Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	2,805,000	2,805,000
Synergy Colgan Creek LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	8,200,000	8,200,000
Toronto-Dominion Bank, 3.25%, 3/11/24	8,000,000	7,907,600
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24	13,500,000	13,500,000
Uptown Newport Building Owner LP, VRDN, 5.50%, 10/6/23 (LOC: Landesbank Hessen-Thuringen Girozentrale)	17,355,000	17,355,000
TOTAL CORPORATE BONDS		399,568,390
CERTIFICATES OF DEPOSIT — 15.9%
Banco Santander SA, 5.82%, 1/8/24	21,000,000	21,000,000
Banco Santander SA, 5.86%, 3/20/24	19,000,000	19,000,000
Barclays Bank PLC, 5.59%, 12/4/23	606,000	600,151
Barclays Bank PLC, 5.69%, 2/1/24	3,048,000	2,990,053
BNP Paribas Fortis SA, 5.46%, 10/19/23(2)	12,500,000	12,500,000
BNP Paribas SA, VRN, 5.67%, (SOFR plus 0.36%), 10/27/23(2)	10,600,000	10,599,704
Canadian Imperial Bank of Commerce, 5.00%, 10/12/23	20,000,000	20,000,000
Credit Agricole Corporate and Investment Bank SA, 5.78%, 3/20/24	10,000,000	10,000,000
Credit Industriel et Commercial, 5.60%, 11/27/23	7,000,000	7,000,000
DNB Bank ASA, 5.39%, 11/16/23	10,000,000	10,000,000
Natixis SA, 5.52%, 10/25/23	15,750,000	15,750,000
Natixis SA, 5.70%, 12/1/23	10,000,000	10,000,000
Natixis SA, 5.35%, 12/8/23	3,000,000	2,997,577
Nordea Bank Abp, VRN, 5.91%, (SOFR plus 0.60%), 10/11/23(2)	10,000,000	10,000,000
Nordea Bank Abp, VRN, 6.09%, (SOFR plus 0.78%), 11/1/23(2)	500,000	500,047
Royal Bank of Canada, 5.41%, 12/21/23	15,000,000	15,000,000
Royal Bank of Canada, 5.90%, 3/26/24	16,500,000	16,500,000
Royal Bank of Canada, VRN, 5.75%, (SOFR plus 0.44%), 6/20/24	16,000,000	16,000,000
8

	Principal Amount	Value
Svenska Handelsbanken AB, VRN, 5.67%, (SOFR plus 0.35%), 11/6/23(2)	$10,000,000	$10,000,000
Svenska Handelsbanken AB, VRN, 5.64%, (SOFR plus 0.32%), 3/15/24(2)	20,000,000	20,000,000
Toronto-Dominion Bank, 5.30%, 1/24/24	7,500,000	7,500,000
Toronto-Dominion Bank, 5.82%, 3/12/24	7,250,000	7,250,000
Toronto-Dominion Bank, 6.02%, 4/1/24	10,000,000	10,000,000
Toronto-Dominion Bank, VRN, 5.82%, (SOFR plus 0.50%), 5/29/24	19,500,000	19,500,000
Wells Fargo Bank NA, VRN, 5.86%, (SOFR plus 0.55%), 1/5/24(2)	15,500,000	15,500,000
Wells Fargo Bank NA, VRN, 5.96%, (SOFR plus 0.65%), 7/3/24	10,500,000	10,511,689
Wells Fargo Bank NA, VRN, 5.92%, (SOFR plus 0.60%), 8/2/24	1,566,000	1,566,640
Wells Fargo Bank NA, VRN, 5.89%, (SOFR plus 0.58%), 8/8/24	19,750,000	19,750,000
TOTAL CERTIFICATES OF DEPOSIT		322,015,861
U.S. TREASURY SECURITIES(1) — 14.8%
U.S. Treasury Bills, 5.35%, 11/2/23	36,840,000	36,584,082
U.S. Treasury Bills, 5.32%, 11/7/23	25,000,000	24,868,750
U.S. Treasury Bills, 5.33%, 11/14/23	15,000,000	14,905,759
U.S. Treasury Bills, 5.37%, 11/16/23	9,000,000	8,940,431
U.S. Treasury Bills, 5.34%, 11/21/23	39,000,000	38,714,542
U.S. Treasury Bills, 5.37%, 11/28/23	10,000,000	9,916,083
U.S. Treasury Bills, 5.41%, 11/30/23	5,000,000	4,956,242
U.S. Treasury Bills, 5.39%, 12/7/23	5,000,000	4,951,279
U.S. Treasury Bills, 5.38%, 12/12/23	18,000,000	17,811,495
U.S. Treasury Bills, 5.38%, 12/19/23	7,000,000	6,919,541
U.S. Treasury Bills, 5.39%, 12/26/23	10,000,000	9,874,507
U.S. Treasury Bills, 5.40%, 1/2/24	15,000,000	14,795,683
U.S. Treasury Bills, 5.33%, 1/4/24	20,000,000	19,725,311
U.S. Treasury Bills, 5.41%, 1/23/24	10,000,000	9,832,383
U.S. Treasury Bills, 5.37%, 3/7/24	8,000,000	7,815,089
U.S. Treasury Bills, 5.37%, 3/14/24	11,000,000	10,734,411
U.S. Treasury Notes, VRN, 5.44%, (3-month USBMMY plus 0.04%), 10/31/23	30,000,000	29,999,173
U.S. Treasury Notes, VRN, 5.57%, (3-month USBMMY plus 0.17%), 4/30/25	8,265,000	8,273,516
U.S. Treasury Notes, VRN, 5.53%, (3-month USBMMY plus 0.13%), 7/31/25	20,000,000	19,979,838
TOTAL U.S. TREASURY SECURITIES		299,598,115
MUNICIPAL SECURITIES — 13.6%
Bridgeton Industrial Development Authority Rev., (Stolze Printing Obligated Group), VRDN, 5.61%, 10/6/23 (LOC: Carrollton Bank and U.S. Bank N.A.)	1,300,000	1,300,000
City & County of San Francisco COP, VRDN, 5.50%, 10/6/23 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	18,000,000	18,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 5.58%, 11/3/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC:Mizuho Capital Markets LLC)(2)	11,100,000	11,100,000
Mizuho Floater/Residual Trust Rev., VRDN, 5.59%, 11/3/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC:Mizuho Capital Markets LLC)(2)	8,599,997	8,599,997
Mizuho Floater/Residual Trust Rev., VRDN, 5.59%, 11/3/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC:Mizuho Capital Markets LLC)(2)	14,164,340	14,164,340
Mizuho Floater/Residual Trust Rev., VRDN, 5.62%, 11/3/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC:Mizuho Capital Markets LLC)(2)	37,425,000	37,425,000
9

	Principal Amount	Value
Mizuho Floater/Residual Trust Rev., VRDN, Series 2023-MIZ9147TX, 5.72%, 11/3/23 (LIQ FAC: Mizuho Capital Markets LLC)(2)	$10,220,000	$10,220,000
New York City Housing Development Corp. Rev., (Upper East Lease Associates LLC), VRDN, Series B, 5.60%, 10/6/23 (LIQ FAC: Landesbank Baden-Wurttemberg)	2,700,000	2,700,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 5.46%, 10/6/23 (LIQ FAC: Citibank N.A.)(2)	16,000,000	16,000,000
New York State Dormitory Authority Rev., VRDN, 5.50%, 10/6/23 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	16,000,000	16,000,000
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), VRDN, Series 2016-XFT910, 5.60%, 10/6/23 (LIQ FAC: Citibank N.A.)(2)	4,100,000	4,100,000
Pasadena Public Financing Authority Rev., VRDN, 5.49%, 10/6/23 (LOC: BMO Harris Bank N.A.) (SBBPA: Bank of the West)	14,075,000	14,075,000
South Dakota Housing Development Authority Rev., VRDN, 5.56%, 10/6/23	12,685,000	12,685,000
South Dakota Housing Development Authority Rev., VRDN, Series C, 5.58%, 10/6/23 (SBBPA: South Dakota Housing Development Authority)	11,640,000	11,640,000
St. Charles Parish Rev., (Randa Properties LLC), VRDN, 5.51%, 10/6/23 (LOC: Capital One N.A. and FHLB)	695,000	695,000
Taxable Municipal Funding Trust Rev., VRDN, 5.60%, 11/3/23 (LOC: Barclays Bank PLC)(2)	7,876,000	7,876,000
Taxable Municipal Funding Trust Rev., VRDN, 5.60%, 11/3/23 (GA: Barclays Bank PLC)(2)	13,750,000	13,750,000
Taxable Municipal Funding Trust Rev., VRDN, 5.60%, 11/3/23 (LOC: Barclays Bank PLC)(2)	21,330,000	21,330,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.45%, 10/6/23 (LOC: Barclays Bank PLC)(2)	32,532,223	32,532,223
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.50%, 10/6/23 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	2,590,000	2,590,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.50%, 10/6/23 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.50%, 10/6/23 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.50%, 10/6/23 (LIQ FAC: Royal Bank of Canada)(2)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 5.50%, 10/6/23 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	5,625,000	5,625,000
TOTAL MUNICIPAL SECURITIES		274,807,560
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLB, 5.33%, 5/24/24	5,000,000	5,000,000
FHLB, 5.40%, 4/26/24	5,000,000	5,000,000
FHLMC, 5.40%, 6/11/24	3,500,000	3,500,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		13,500,000
TOTAL INVESTMENT SECURITIES — 99.5%		2,015,232,434
OTHER ASSETS AND LIABILITIES — 0.5%		9,455,147
TOTAL NET ASSETS — 100.0%		$2,024,687,581
10

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,008,461,588, which represented 49.8% of total net assets.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,015,232,434
Receivable for investments sold	3,273,402
Receivable for capital shares sold	3,065,999
Interest receivable	12,658,616
2,034,230,451

Liabilities
Disbursements in excess of demand deposit cash	147,406
Payable for investments purchased	7,922,766
Payable for capital shares redeemed	527,306
Accrued management fees	939,058
Distribution and service fees payable	6,334
9,542,870

Net Assets	$2,024,687,581

Net Assets Consist of:
Capital paid in	$2,024,814,841
Distributable earnings (loss)	(127,260)
$2,024,687,581

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,997,271,909	1,997,544,992	$1.00
A Class	$26,363,990	26,354,062	$1.00
C Class	$1,051,682	1,051,040	$1.00

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$52,659,328

Expenses:
Management fees	5,627,345
Distribution and service fees:
A Class	30,312
C Class	6,683
Trustees' fees and expenses	77,563
Other expenses	1,545
5,743,448

Net investment income (loss)	46,915,880

Net realized gain (loss) on investment transactions	49,004

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,964,884

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$46,915,880	$44,072,027
Net realized gain (loss)	49,004	(155,511)
Net increase (decrease) in net assets resulting from operations	46,964,884	43,916,516

Distributions to Shareholders
From earnings:
Investor Class	(46,331,237)	(43,531,140)
A Class	(548,506)	(474,260)
C Class	(35,850)	(66,914)
Decrease in net assets from distributions	(46,915,593)	(44,072,314)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	92,609,402	196,338,596

Net increase (decrease) in net assets	92,658,693	196,182,798

Net Assets
Beginning of period	1,932,028,888	1,735,846,090
End of period	$2,024,687,581	$1,932,028,888

See Notes to Financial Statements.
14

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.
15

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended September 30, 2023 was 0.57%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

16

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	440,934,035	$440,934,035	958,249,205	$958,249,205
Issued in reinvestment of distributions	45,542,831	45,542,831	43,437,536	43,437,536
Redeemed	(395,178,275)	(395,178,275)	(803,198,295)	(803,198,295)
	91,298,591	91,298,591	198,488,446	198,488,446
A Class
Sold	6,501,243	6,501,243	8,940,745	8,940,745
Issued in reinvestment of distributions	546,034	546,034	474,260	474,260
Redeemed	(4,641,392)	(4,641,392)	(6,894,660)	(6,894,660)
	2,405,885	2,405,885	2,520,345	2,520,345
C Class
Sold	1,370,764	1,370,764	2,117,360	2,117,360
Issued in reinvestment of distributions	35,500	35,500	66,914	66,914
Redeemed	(2,501,338)	(2,501,338)	(6,854,469)	(6,854,469)
	(1,095,074)	(1,095,074)	(4,670,195)	(4,670,195)
Net increase (decrease)	92,609,402	$92,609,402	196,338,596	$196,338,596

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(176,551), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.41%	0.58%(4)	0.58%(4)	4.78%(4)	4.78%(4)	$1,997,272
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.38%	0.58%	0.58%	2.40%	2.40%	$1,905,924
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.18%	0.58%	0.01%	(0.39)%	$1,707,589
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.10%	0.35%	0.58%	0.09%	(0.14)%	$1,692,242
2020	$1.00	0.02	—(3)	0.02	(0.02)	—(3)	(0.02)	$1.00	1.61%	0.58%	0.58%	1.58%	1.58%	$1,594,491
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.79%	0.58%	0.58%	1.78%	1.78%	$1,336,785
A Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.29%	0.83%(4)	0.83%(4)	4.53%(4)	4.53%(4)	$26,364
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.15%	0.81%	0.83%	2.17%	2.15%	$23,958
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.18%	0.83%	0.01%	(0.64)%	$21,439
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.05%	0.40%	0.83%	0.04%	(0.39)%	$20,022
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	1.36%	0.83%	0.83%	1.33%	1.33%	$21,448
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.54%	0.83%	0.83%	1.53%	1.53%	$19,847

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	2.03%	1.33%(4)	1.33%(4)	4.03%(4)	4.03%(4)	$1,052
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.73%	1.18%	1.33%	1.80%	1.65%	$2,147
2022	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.21%	1.33%	(0.02)%	(1.14)%	$6,818
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.60%	1.33%	(0.16)%	(0.89)%	$2,622
2020	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.85%	1.33%	1.33%	0.83%	0.83%	$23,253
2019	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	1.03%	1.33%	1.33%	1.03%	1.03%	$12,843

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2023 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
20

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, and five-year periods and below its peer group median for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

21

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund's peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

22

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 2311

Semiannual Report

September 30, 2023

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)
G Class (ASDOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Corporate Bonds	37.8%
U.S. Treasury Securities	30.2%
Collateralized Loan Obligations	6.8%
Collateralized Mortgage Obligations	5.0%
Asset-Backed Securities	3.9%
Commercial Mortgage-Backed Securities	2.3%
U.S. Government Agency Securities	1.6%
Bank Loan Obligations	0.5%
U.S. Government Agency Mortgage-Backed Securities	—*
Short-Term Investments	13.7%
Other Assets and Liabilities	(1.8)%
*Category is less than 0.05% of total net assets.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.50	$2.85	0.57%
I Class	$1,000	$1,001.00	$2.35	0.47%
A Class	$1,000	$999.30	$4.10	0.82%
C Class	$1,000	$994.50	$7.83	1.57%
R Class	$1,000	$998.00	$5.34	1.07%
R5 Class	$1,000	$1,001.50	$1.85	0.37%
R6 Class	$1,000	$1,001.70	$1.60	0.32%
G Class	$1,000	$1,003.30	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.15	$2.88	0.57%
I Class	$1,000	$1,022.65	$2.38	0.47%
A Class	$1,000	$1,020.90	$4.14	0.82%
C Class	$1,000	$1,017.15	$7.92	1.57%
R Class	$1,000	$1,019.65	$5.40	1.07%
R5 Class	$1,000	$1,023.15	$1.87	0.37%
R6 Class	$1,000	$1,023.40	$1.62	0.32%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 37.8%
Aerospace and Defense — 0.4%
Boeing Co., 1.43%, 2/4/24	$2,200,000	$2,165,234
Boeing Co., 4.875%, 5/1/25	3,500,000	3,440,429
		5,605,663
Automobiles — 2.4%
American Honda Finance Corp., 0.55%, 7/12/24	6,000,000	5,771,003
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	2,000,000	1,877,864
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	928,666
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	4,889,403
General Motors Financial Co., Inc., 1.20%, 10/15/24	5,000,000	4,754,135
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	2,938,704
Hyundai Capital America, 1.00%, 9/17/24(1)	7,000,000	6,670,502
Hyundai Capital America, 5.80%, 6/26/25(1)	2,143,000	2,134,826
Toyota Motor Credit Corp., 4.45%, 5/18/26	3,110,000	3,041,922
		33,007,025
Banks — 10.2%
Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(1)	2,550,000	2,528,004
Banco Santander SA, 5.59%, 8/8/28	3,700,000	3,621,371
Banco Santander SA, VRN, 5.74%, 6/30/24	4,800,000	4,791,590
Banco Santander SA, VRN, 1.72%, 9/14/27	1,484,000	1,298,324
Bank of America Corp., VRN, 3.46%, 3/15/25	2,200,000	2,170,943
Bank of America Corp., VRN, 5.93%, 9/15/27	5,175,000	5,138,194
Bank of America Corp., VRN, 4.95%, 7/22/28	3,325,000	3,196,060
Bank of America Corp., VRN, 3.42%, 12/20/28	1,373,000	1,232,145
Bank of America N.A., 5.53%, 8/18/26	3,500,000	3,484,240
Bank of Montreal, 5.92%, 9/25/25	3,430,000	3,423,624
Barclays PLC, VRN, 6.50%, 9/13/27	2,765,000	2,758,775
Barclays PLC, VRN, 7.39%, 11/2/28	1,880,000	1,929,714
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	1,135,000	1,103,062
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	4,594,636
BPCE SA, 5.15%, 7/21/24(1)	5,515,000	5,428,654
Canadian Imperial Bank of Commerce, 5.62%, 7/17/26	2,450,000	2,439,418
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26(2)	3,610,000	3,610,621
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,385,000	1,330,695
Citibank NA, 5.80%, 9/29/28	3,445,000	3,446,649
Citigroup, Inc., VRN, 3.07%, 2/24/28	875,000	794,026
Credit Agricole SA, 5.59%, 7/5/26(1)	1,149,000	1,140,651
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)(2)	1,433,000	1,433,860
Danske Bank A/S, VRN, 6.26%, 9/22/26(1)	1,583,000	1,582,988
Discover Bank, VRN, 5.97%, 8/9/28	3,540,000	3,242,506
DNB Bank ASA, VRN, 0.86%, 9/30/25(1)	3,700,000	3,509,382
Fifth Third Bancorp, 4.30%, 1/16/24	3,505,000	3,483,723
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	5,262,000	5,212,738
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	7,005,000	6,922,291
Huntington National Bank, VRN, 5.70%, 11/18/25	3,120,000	3,050,893
Intesa Sanpaolo SpA, Series XR, 3.25%, 9/23/24(1)	3,595,000	3,484,558
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	2,200,000	2,028,632
6

	Principal Amount	Value
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	$8,620,000	$8,390,457
KeyBank NA, 4.39%, 12/14/27	2,390,000	2,154,986
KeyCorp, VRN, 3.88%, 5/23/25	2,800,000	2,699,763
Lloyds Banking Group Plc, VRN, 3.57%, 11/7/28	2,265,000	2,024,929
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	1,254,000	1,243,106
Mitsubishi UFJ Financial Group, Inc., VRN, 5.72%, 2/20/26	1,289,000	1,281,952
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	477,000	462,973
Royal Bank of Canada, 6.00%, 11/1/27	1,940,000	1,955,268
Societe Generale SA, 3.875%, 3/28/24(1)	5,255,000	5,189,697
Sumitomo Mitsui Financial Group, Inc., 4.44%, 4/2/24(1)	3,520,000	3,488,993
Toronto-Dominion Bank, 4.11%, 6/8/27	2,325,000	2,195,982
Truist Bank, 3.625%, 9/16/25	751,000	709,817
Truist Bank, 3.30%, 5/15/26	2,686,000	2,479,138
U.S. Bancorp, VRN, 5.78%, 6/12/29	3,285,000	3,199,376
Wells Fargo & Co., VRN, 5.57%, 7/25/29	5,234,000	5,108,346
Wells Fargo Bank NA, 5.45%, 8/7/26	3,015,000	2,995,813
		138,993,563
Beverages — 0.2%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,679,652
Biotechnology — 0.6%
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	4,822,040
Amgen, Inc., 5.25%, 3/2/25	3,850,000	3,822,106
		8,644,146
Capital Markets — 2.5%
Ares Capital Corp., 4.25%, 3/1/25	2,830,000	2,722,367
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	695,000	678,541
Blue Owl Capital Corp., 5.25%, 4/15/24	3,440,000	3,417,272
Blue Owl Capital Corp., 3.40%, 7/15/26	461,000	413,569
Blue Owl Credit Income Corp., 3.125%, 9/23/26	791,000	695,780
Charles Schwab Corp., 5.875%, 8/24/26	4,675,000	4,661,431
Charles Schwab Corp., VRN, 5.64%, 5/19/29	1,390,000	1,362,080
Goldman Sachs Group, Inc., VRN, 0.93%, 10/21/24	6,775,000	6,721,595
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,033,000	912,424
Goldman Sachs Group, Inc., VRN, 3.62%, 3/15/28	521,000	480,905
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,181,000	1,035,776
Morgan Stanley, VRN, 0.79%, 5/30/25	1,570,000	1,508,369
Morgan Stanley, VRN, 3.59%, 7/22/28	445,000	406,225
Morgan Stanley, VRN, 5.16%, 4/20/29	2,671,000	2,570,763
Morgan Stanley, VRN, 5.45%, 7/20/29	3,360,000	3,275,582
UBS AG, 5.80%, 9/11/25	1,293,000	1,288,429
UBS Group AG, 4.28%, 1/9/28(1)	1,672,000	1,538,134
		33,689,242
Construction and Engineering — 0.3%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,785,126
Consumer Finance — 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	2,950,000	2,807,224
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.10%, 1/15/27	2,812,000	2,799,657
American Express Co., VRN, 5.39%, 7/28/27	5,270,000	5,197,654
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	3,345,000	3,275,108
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	2,000,000	1,889,222
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	2,952,798
7

	Principal Amount	Value
Synchrony Financial, 4.25%, 8/15/24	$4,280,000	$4,180,883
		23,102,546
Containers and Packaging — 0.7%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,011,095
Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	8,241,518
		9,252,613
Diversified REITs — 0.9%
Agree LP, 2.00%, 6/15/28	4,015,000	3,325,433
Spirit Realty LP, 4.45%, 9/15/26	1,750,000	1,662,358
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,771,849
		11,759,640
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,071,106
AT&T, Inc., 2.30%, 6/1/27	2,100,000	1,860,189
Sprint Capital Corp., 6.875%, 11/15/28	1,596,000	1,649,261
		5,580,556
Electric Utilities — 2.6%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	4,978,466
American Electric Power Co., Inc., 2.03%, 3/15/24	5,000,000	4,907,500
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,693,592
Comision Federal de Electricidad, 4.875%, 1/15/24	2,300,000	2,292,180
Emera US Finance LP, 0.83%, 6/15/24	6,000,000	5,765,406
Entergy Louisiana LLC, 0.62%, 11/17/23	3,023,000	3,003,735
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	3,000,000	2,952,551
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	5,280,000	5,152,056
		35,745,486
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	4,380,000	4,333,130
Electronic Equipment, Instruments and Components — 0.4%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	5,111,626
Energy Equipment and Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/23	4,000,000	3,960,651
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	195,000	188,133
Warnermedia Holdings, Inc., 3.76%, 3/15/27	917,000	846,989
		1,035,122
Financial Services — 0.9%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	924,746
Corebridge Global Funding, 5.75%, 7/2/26(1)	3,085,000	3,049,443
Deutsche Bank AG, 0.90%, 5/28/24	4,576,000	4,417,154
NatWest Markets PLC, 3.48%, 3/22/25(1)	3,860,000	3,722,236
		12,113,579
Food Products — 0.1%
Mondelez International, Inc., 2.125%, 3/17/24	904,000	888,875
Mondelez International, Inc., 2.625%, 3/17/27	1,215,000	1,106,587
		1,995,462
Ground Transportation — 0.2%
DAE Funding LLC, 1.55%, 8/1/24(1)	2,588,000	2,479,228
Health Care Equipment and Supplies — 0.6%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	5,000,000	4,977,079
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,724,205
		8,701,284
8

	Principal Amount	Value
Health Care Providers and Services — 1.4%
Centene Corp., 4.25%, 12/15/27	$3,370,000	$3,109,718
CVS Health Corp., 5.00%, 2/20/26	3,000,000	2,953,998
CVS Health Corp., 5.00%, 1/30/29	3,500,000	3,387,170
HCA, Inc., 5.20%, 6/1/28	3,440,000	3,326,418
IQVIA, Inc., 5.70%, 5/15/28(1)	1,294,000	1,258,790
McKesson Corp., 4.90%, 7/15/28	2,400,000	2,346,609
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,458,624
		19,841,327
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 5.75%, 1/30/27	857,000	851,907
International Game Technology PLC, 6.50%, 2/15/25(1)	1,474,000	1,473,135
Marriott International, Inc., 5.45%, 9/15/26	4,000,000	3,964,808
		6,289,850
Insurance — 1.2%
Athene Global Funding, 2.51%, 3/8/24(1)	3,750,000	3,684,199
Athene Global Funding, 1.45%, 1/8/26(1)	4,015,000	3,581,312
GA Global Funding Trust, 0.80%, 9/13/24(1)	4,150,000	3,919,604
Metropolitan Life Global Funding I, 5.00%, 1/6/26(1)	4,250,000	4,201,538
Protective Life Global Funding, 5.37%, 1/6/26(1)	1,341,000	1,329,410
		16,716,063
IT Services — 0.2%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	3,005,000	2,703,974
Life Sciences Tools and Services — 0.6%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,174,204
Revvity, Inc., 0.85%, 9/15/24	5,000,000	4,752,662
		8,926,866
Machinery — 0.7%
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,404,003
Parker-Hannifin Corp., 3.65%, 6/15/24	5,000,000	4,923,479
		9,327,482
Media — 0.6%
Cox Communications, Inc., 3.15%, 8/15/24(1)	4,250,000	4,147,763
Cox Communications, Inc., 5.45%, 9/15/28(1)	1,580,000	1,554,509
Paramount Global, 4.00%, 1/15/26	3,365,000	3,187,125
		8,889,397
Metals and Mining — 0.1%
Nucor Corp., 3.95%, 5/23/25	2,016,000	1,956,297
Multi-Utilities — 1.7%
CenterPoint Energy, Inc., 5.25%, 8/10/26	5,000,000	4,938,060
DTE Energy Co., 4.22%, 11/1/24	3,006,000	2,951,053
Public Service Enterprise Group, Inc., 0.84%, 11/8/23	7,000,000	6,961,716
Sempra Energy, 3.30%, 4/1/25	3,006,000	2,890,737
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	4,899,548
		22,641,114
Oil, Gas and Consumable Fuels — 1.2%
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	4,110,000	4,091,712
Enbridge, Inc., VRN, 5.97%, 2/16/24	5,500,000	5,500,479
Hess Corp., 3.50%, 7/15/24	1,515,000	1,486,173
HF Sinclair Corp., 2.625%, 10/1/23	1,350,000	1,350,000
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,040,000	1,002,950
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	750,000	744,959
9

	Principal Amount	Value
Williams Cos., Inc., 5.40%, 3/2/26	$2,000,000	$1,985,127
		16,161,400
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	5,000,000	4,840,737
Passenger Airlines — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,901,603	2,836,470
Personal Care Products — 0.2%
Kenvue, Inc., 5.50%, 3/22/25(1)	3,000,000	2,993,675
Pharmaceuticals — 1.0%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	5,000,000	4,885,528
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,620,503
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,150,249
		13,656,280
Retail REITs — 0.2%
Kimco Realty OP LLC, 4.45%, 1/15/24	1,580,000	1,571,022
NNN REIT, Inc., 4.30%, 10/15/28	1,477,000	1,366,808
		2,937,830
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 4.875%, 3/1/24	3,943,000	3,923,686
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	483,000	458,900
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27	1,510,000	1,377,609
		5,760,195
Software — 0.1%
Intuit, Inc., 5.125%, 9/15/28	1,100,000	1,088,661
Specialized REITs — 0.6%
American Tower Corp., 5.25%, 7/15/28	1,663,000	1,607,515
Equinix, Inc., 2.90%, 11/18/26	3,000,000	2,756,502
Public Storage Operating Co., 5.125%, 1/15/29	3,500,000	3,446,759
		7,810,776
Specialty Retail — 0.2%
Lowe's Cos., Inc., 3.10%, 5/3/27	2,330,000	2,147,103
Trading Companies and Distributors — 0.3%
Air Lease Corp., 0.80%, 8/18/24	2,210,000	2,107,886
Aircastle Ltd., 5.25%, 8/11/25(1)	1,695,000	1,651,752
		3,759,638
Wireless Telecommunication Services — 0.2%
Sprint LLC, 7.625%, 3/1/26	2,630,000	2,704,936
TOTAL CORPORATE BONDS (Cost $526,141,009)		515,565,411
U.S. TREASURY SECURITIES — 30.2%
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	9,172,100	9,084,457
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	4,475,400	4,162,843
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	3,096,270	3,007,147
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	1,019,290	969,476
U.S. Treasury Notes, 1.50%, 2/15/25(3)	5,000,000	4,750,391
U.S. Treasury Notes, 1.125%, 2/28/25	34,000,000	32,096,797
U.S. Treasury Notes, 0.875%, 6/30/26	40,000,000	35,996,875
U.S. Treasury Notes, 4.50%, 7/15/26	50,000,000	49,542,969
U.S. Treasury Notes, 4.375%, 8/15/26	74,000,000	73,086,562
U.S. Treasury Notes, 4.625%, 9/15/26	180,000,000	179,128,125
U.S. Treasury Notes, 0.875%, 9/30/26	23,000,000	20,526,602
TOTAL U.S. TREASURY SECURITIES (Cost $414,212,981)		412,352,244
10

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 6.8%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 6/15/36(1)	$1,794,770	$1,758,139
AMMC CLO 16 Ltd., Series 2015-16A, Class CR2, VRN, 7.52%, (3-month SOFR plus 2.21%), 4/14/29(1)	5,300,000	5,313,717
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.86%, (3-month SOFR plus 2.51%), 7/24/29(1)	7,500,000	7,427,701
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 9.21%, (3-month SOFR plus 3.86%), 7/25/29(1)	2,500,000	2,496,523
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.80%, (1-month SOFR plus 1.46%), 11/15/36(1)	2,415,500	2,385,234
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	4,000,000	4,001,647
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, VRN, 7.29%, (3-month SOFR plus 1.96%), 4/20/33(1)	3,000,000	2,973,334
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.83%, (3-month SOFR plus 2.46%), 8/14/30(1)	2,150,000	2,147,898
Cerberus Loan Funding XXIX LP, Series 2020-2A, Class A, VRN, 7.47%, (3-month SOFR plus 2.16%), 10/15/32(1)	2,000,000	2,004,023
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(1)	2,487,438	2,477,650
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.97%, (3-month SOFR plus 1.66%), 11/22/33(1)	497,178	495,779
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.42%, (3-month SOFR plus 2.11%), 11/16/30(1)	3,000,000	2,964,531
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.49%, (3-month SOFR plus 2.16%), 1/20/30(1)	5,500,000	5,401,545
Greystone CRE Notes Ltd., Series 2019-FL2, Class B, VRN, 7.05%, (1-month LIBOR plus 1.60%), 9/15/37(1)	2,000,000	1,980,816
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.52%, (3-month SOFR plus 3.21%), 1/14/28(1)	4,645,000	4,616,877
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 7.33%, (3-month SOFR plus 1.96%), 11/15/31(1)	1,950,000	1,957,107
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.91%, (3-month SOFR plus 1.56%), 4/22/29(1)	1,602,436	1,597,064
Owl Rock CLO I Ltd., Series 2019-1A, Class A4, VRN, 7.44%, (3-month SOFR plus 2.06%), 5/20/31(1)	3,157,766	3,147,481
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/20/29(1)	5,125,000	5,059,722
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.21%, (3-month SOFR plus 1.90%), 10/15/30(1)	2,350,000	2,346,552
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 7.03%, (1-month SOFR plus 1.71%), 7/25/36(1)	8,400,000	8,078,862
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, VRN, 6.87%, (3-month SOFR plus 1.49%), 11/20/29(1)	1,773,288	1,768,266
TCP Waterman CLO LLC, Series 2017-1A, Class BR, VRN, 7.54%, (3-month SOFR plus 2.16%), 8/20/33(1)	8,400,000	8,363,761
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.99%, (3-month SOFR plus 2.66%), 9/15/30(1)	2,000,000	1,987,166
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/20/29(1)	10,000,000	9,904,094
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $93,243,870)		92,655,489
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
Private Sponsor Collateralized Mortgage Obligations — 2.1%
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	1,406,129	1,391,289
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	1,164,644	923,909
11

	Principal Amount	Value
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	$922,009	$731,143
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.33%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,071,683	1,074,110
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.43%, (30-day average SOFR plus 6.11%), 8/26/30(1)	713,746	723,572
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	650,355	602,999
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	731	668
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	565,884	518,295
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	984,396	771,891
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	4,120,130	3,688,363
GCAT Trust, Series 2023-NQM3, Class A2, VRN, 7.19%, 8/25/68(1)	2,400,000	2,399,984
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.43%, (1-month LIBOR plus 3.00%), 10/25/28(1)	1,727,910	1,739,282
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)	1,479,737	1,491,449
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.76%, 10/25/29(1)	87,407	82,531
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	340,068	303,312
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	3,040,873	2,461,227
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.17%, (30-day average SOFR plus 1.85%), 11/25/31(1)	1,919,652	1,920,556
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.33%, (1-month LIBOR plus 3.90%), 8/25/33(1)	1,966,895	1,976,912
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 3.91%, 7/25/59(1)	188,960	182,708
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 3.10%, 11/25/59(1)	3,093,507	2,972,269
Verus Securitization Trust, Series 2020-1, Class A3, SEQ, 2.72%, 1/25/60(1)	2,785,127	2,607,728
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(1)	796,310	639,139
		29,203,336
U.S. Government Agency Collateralized Mortgage Obligations — 2.9%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.17%, (30-day average SOFR plus 0.85%), 9/25/41(1)	5,478,143	5,361,788
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 4/25/42(1)	3,186,481	3,210,812
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)	2,383,071	2,407,894
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(1)	4,265,450	4,289,005
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	7,871,614	7,544,641
FNMA, Series 2006-60, Class KF, VRN, 5.73%, (30-day average SOFR plus 0.41%), 7/25/36	301,099	297,337
FNMA, Series 2009-33, Class FB, VRN, 6.25%, (30-day average SOFR plus 0.93%), 3/25/37	301,161	301,855
FNMA, Series 2014-C01, Class M2, VRN, 9.83%, (30-day average SOFR plus 4.51%), 1/25/24	4,140,182	4,179,455
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24	318,237	320,711
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	9,536,936	1,761,011
12

	Principal Amount	Value
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	$6,402,196	$1,150,262
FNMA, Series 2017-C07, Class 1EB2, VRN, 6.43%, (30-day average SOFR plus 1.11%), 5/25/30	835,987	834,987
FNMA, Series 2022-R03, Class 1M1, VRN, 7.42%, (30-day average SOFR plus 2.10%), 3/25/42(1)	1,836,688	1,859,017
FNMA, Series 2022-R09, Class 2M1, VRN, 7.82%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,901,757	1,924,517
FNMA, Series 2023-R04, Class 1M1, VRN, 7.62%, (30-day average SOFR plus 2.30%), 5/25/43(1)	2,918,139	2,957,609
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	3,174,731	463,727
		38,864,628
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $68,550,163)		68,067,964
ASSET-BACKED SECURITIES — 3.9%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	7,507,833
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	1,587,386	1,442,244
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)	6,037,081	4,730,491
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, SEQ, 6.57%, 10/15/32(1)	1,883,000	1,886,711
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	8,825,000	7,069,272
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	5,350,000	4,694,583
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	341,035	309,485
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	459,911	442,020
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	5,334,619	4,386,338
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	2,856,085	2,484,308
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	685,430	635,317
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	2,387,493	2,079,969
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,170,082
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	3,250,000	3,097,476
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	210,195	199,449
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	134,889	129,321
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	162,336	152,952
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	515,944	476,165
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)	2,971,079	2,942,553
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, SEQ, 3.08%, 10/25/44(1)	1,540,000	1,476,998
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	2,999,849	2,663,077
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	2,040,892	1,852,622
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,513,884
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	148,491	143,402
TOTAL ASSET-BACKED SECURITIES (Cost $61,201,108)		53,486,552
13

	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.61%, (1-month SOFR plus 2.27%), 11/15/34(1)	$4,370,000	$1,732,212
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	4,156,393	4,030,856
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.98%, (1-month SOFR plus 1.65%), 5/15/36(1)	997,518	991,291
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.53%, (1-month SOFR plus 2.20%), 5/15/36(1)	3,693,810	3,669,737
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 6.51%, (1-month SOFR plus 1.18%), 12/19/30(1)	4,189,000	4,163,451
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, SEQ, 4.17%, 12/15/46	128,045	128,048
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,235,375
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,121,847
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	4,583,000	4,371,589
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	3,671,725	3,542,357
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	3,160,459	3,034,458
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,272,304)		32,021,221
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FHLB, 4.625%, 6/6/25	16,300,000	16,168,387
FHLB, 4.00%, 6/30/28	6,000,000	5,827,300
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $22,273,139)		21,995,687
BANK LOAN OBLIGATIONS(4) — 0.5%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 8.64%, (3-month SOFR plus 3.25%), 8/24/28	2,985,000	2,989,895
Pharmaceuticals — 0.3%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 7.18%, (1-month SOFR plus 1.75%), 3/15/28	3,608,822	3,610,049
TOTAL BANK LOAN OBLIGATIONS (Cost $6,587,012)		6,599,944
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.02%, (1-year H15T1Y plus 2.25%), 9/1/35	103,924	105,370
FHLMC, VRN, 5.15%, (1-year RFUCC plus 1.87%), 7/1/36	13,401	13,584
FHLMC, VRN, 5.57%, (1-year RFUCC plus 1.89%), 7/1/41	27,596	27,337
FHLMC, VRN, 3.90%, (1-year RFUCC plus 1.65%), 12/1/42	56,696	56,175
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	70,362	71,436
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	26,060	26,474
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $307,309)		300,376
SHORT-TERM INVESTMENTS — 13.7%
Commercial Paper(5) — 1.0%
Landesbank Baden-Wuerttemberg, 5.46%, 10/2/23(1)	14,000,000	13,993,784
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $4,059,583), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $3,962,408)		3,960,675
14

	Principal Amount	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $26,259,940), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $25,756,349)		$25,745,000
		29,705,675
Treasury Bills(5) — 10.5%
U.S. Treasury Bills, 5.40%, 9/5/24	$150,000,000	142,681,131
TOTAL SHORT-TERM INVESTMENTS (Cost $186,437,885)		186,380,590
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $1,414,226,780)		1,389,425,478
OTHER ASSETS AND LIABILITIES — (1.8)%		(24,706,688)
TOTAL NET ASSETS — 100.0%		$1,364,718,790

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	3,559	December 2023	$721,448,228	$(1,583,231)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,399	December 2023	$147,397,766	$951,578
U.S. Treasury 10-Year Notes	116	December 2023	12,535,250	195,039
U.S. Treasury 10-Year Ultra Notes	35	December 2023	3,904,687	99,901
U.S. Treasury Long Bonds	20	December 2023	2,275,625	66,352
U.S. Treasury Ultra Bonds	2	December 2023	237,375	18,691
			$166,350,703	$1,331,561
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$6,600,000	$14	$28,642	$28,656
CPURNSA	Receive	2.97%	10/14/23	$9,850,000	18	41,730	41,748
CPURNSA	Receive	2.97%	10/14/23	$9,850,000	18	41,730	41,748
					$50	$112,102	$112,152

15

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $348,974,913, which represented 25.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,182,243.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
16

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,414,226,780)	$1,389,425,478
Receivable for investments sold	10,972,104
Receivable for capital shares sold	379,090
Receivable for variation margin on futures contracts	99,884
Interest receivable	7,755,992
1,408,632,548

Liabilities
Disbursements in excess of demand deposit cash	35,480
Payable for investments purchased	39,598,075
Payable for capital shares redeemed	3,901,141
Payable for variation margin on swap agreements	32
Accrued management fees	272,069
Distribution and service fees payable	6,391
Dividends payable	100,570
43,913,758

Net Assets	$1,364,718,790

Net Assets Consist of:
Capital paid in	$1,494,024,027
Distributable earnings (loss)	(129,305,237)
$1,364,718,790

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$360,344,765	37,496,784	$9.61
I Class	$198,080,766	20,615,148	$9.61
A Class	$21,834,646	2,272,796	$9.61
C Class	$1,953,594	203,221	$9.61
R Class	$456,903	47,518	$9.62
R5 Class	$13,895,502	1,446,214	$9.61
R6 Class	$62,239,143	6,482,707	$9.60
G Class	$705,913,471	73,519,951	$9.60
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.83 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$31,774,214

Expenses:
Management fees	2,886,015
Distribution and service fees:
A Class	26,798
C Class	11,432
R Class	1,507
Trustees' fees and expenses	54,865
Other expenses	13,071
2,993,688
Fees waived(1)	(1,203,875)
1,789,813

Net investment income (loss)	29,984,401

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(22,490,748)
Futures contract transactions	(10,829,210)
(33,319,958)

Change in net unrealized appreciation (depreciation) on:
Investments	6,718,422
Futures contracts	(714,438)
Swap agreements	(27,144)
5,976,840

Net realized and unrealized gain (loss)	(27,343,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,641,283
(1)Amount consists of $23,989, $14,499, $1,414, $156, $44, $818, $4,058 and $1,158,897 for Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$29,984,401	$44,287,601
Net realized gain (loss)	(33,319,958)	(62,919,659)
Change in net unrealized appreciation (depreciation)	5,976,840	20,040,292
Net increase (decrease) in net assets resulting from operations	2,641,283	1,408,234

Distributions to Shareholders
From earnings:
Investor Class	(7,192,794)	(9,458,964)
I Class	(4,353,884)	(6,164,782)
A Class	(402,256)	(493,471)
C Class	(34,001)	(56,633)
R Class	(10,387)	(15,529)
R5 Class	(268,408)	(460,043)
R6 Class	(1,309,123)	(1,447,127)
G Class	(16,357,258)	(24,972,606)
Decrease in net assets from distributions	(29,928,111)	(43,069,155)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	24,525,362	(235,048,463)

Net increase (decrease) in net assets	(2,761,466)	(276,709,384)

Net Assets
Beginning of period	1,367,480,256	1,644,189,640
End of period	$1,364,718,790	$1,367,480,256

See Notes to Financial Statements.
19

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
20

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 47% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

21

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. From April 1, 2023 through July 31, 2023, the investment advisor agreed to waive 0.02% of the fund's management fee. Effective August 1, 2023, the investment advisor terminated the waiver and decreased the annual management fee by 0.02%. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2023 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range*	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.57%	0.56%
I Class		0.1500% to 0.2100%	0.47%	0.46%
A Class		0.2500% to 0.3100%	0.57%	0.56%
C Class		0.2500% to 0.3100%	0.57%	0.56%
R Class		0.2500% to 0.3100%	0.57%	0.56%
R5 Class		0.0500% to 0.1100%	0.37%	0.36%
R6 Class		0.0000% to 0.0600%	0.32%	0.31%
G Class		0.0000% to 0.0600%	0.32%	0.00%
*Prior to August 1, 2023, the Investment Category Fee range was 0.2825% to 0.4000%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

22

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $1,737,979,745, of which $1,356,456,668 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $1,853,947,198, of which $1,417,763,135 represented U.S. Treasury and Government Agency obligations.

23

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,679,446	$26,063,760	6,536,597	$64,122,195
Issued in reinvestment of distributions	728,250	7,051,492	948,051	9,295,715
Redeemed	(2,027,994)	(19,677,561)	(9,999,712)	(98,188,955)
	1,379,702	13,437,691	(2,515,064)	(24,771,045)
I Class
Sold	4,810,410	46,684,710	14,950,425	146,744,329
Issued in reinvestment of distributions	422,477	4,091,008	608,255	5,959,582
Redeemed	(6,626,181)	(64,165,054)	(17,689,709)	(174,158,869)
	(1,393,294)	(13,389,336)	(2,131,029)	(21,454,958)
A Class
Sold	433,217	4,206,852	638,870	6,256,221
Issued in reinvestment of distributions	30,516	295,351	38,054	372,719
Redeemed	(237,717)	(2,304,193)	(745,627)	(7,314,725)
	226,016	2,198,010	(68,703)	(685,785)
C Class
Sold	16,115	156,016	92,700	913,821
Issued in reinvestment of distributions	3,113	30,162	5,315	52,112
Redeemed	(91,775)	(892,324)	(329,099)	(3,239,019)
	(72,547)	(706,146)	(231,084)	(2,273,086)
R Class
Sold	23,403	228,255	34,920	344,206
Issued in reinvestment of distributions	1,050	10,179	1,570	15,376
Redeemed	(45,150)	(438,192)	(34,515)	(340,192)
	(20,697)	(199,758)	1,975	19,390
R5 Class
Sold	370,100	3,587,851	538,221	5,297,206
Issued in reinvestment of distributions	27,734	268,408	46,936	460,029
Redeemed	(80,352)	(775,847)	(1,080,127)	(10,615,841)
	317,482	3,080,412	(494,970)	(4,858,606)
R6 Class
Sold	988,528	9,554,281	4,185,684	40,858,519
Issued in reinvestment of distributions	135,233	1,307,960	147,752	1,447,113
Redeemed	(631,119)	(6,084,704)	(3,603,670)	(35,259,737)
	492,642	4,777,537	729,766	7,045,895
G Class
Sold	3,676,641	35,716,840	5,719,955	56,221,221
Issued in reinvestment of distributions	1,690,957	16,357,258	2,546,341	24,972,169
Redeemed	(3,811,317)	(36,747,146)	(27,529,408)	(269,263,658)
	1,556,281	15,326,952	(19,263,112)	(188,070,268)
Net increase (decrease)	2,485,585	$24,525,362	(23,972,221)	$(235,048,463)

24

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$515,565,411	—
U.S. Treasury Securities	—	412,352,244	—
Collateralized Loan Obligations	—	92,655,489	—
Collateralized Mortgage Obligations	—	68,067,964	—
Asset-Backed Securities	—	53,486,552	—
Commercial Mortgage-Backed Securities	—	32,021,221	—
U.S. Government Agency Securities	—	21,995,687	—
Bank Loan Obligations	—	6,599,944	—
U.S. Government Agency Mortgage-Backed Securities	—	300,376	—
Short-Term Investments	—	186,380,590	—
	—	$1,389,425,478	—
Other Financial Instruments
Futures Contracts	$1,331,561	—	—
Swap Agreements	—	$112,152	—
	$1,331,561	$112,152	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,583,231	—	—

25

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $665,206,015 futures contracts purchased and $118,854,752 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $26,300,000.

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$99,884	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$32
		$99,884		$32
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

26

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(10,829,210)	Change in net unrealized appreciation (depreciation) on futures contracts	$(714,438)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(27,144)
		$(10,829,210)		$(741,582)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,415,368,224
Gross tax appreciation of investments	$1,918,200
Gross tax depreciation of investments	(27,860,946)
Net tax appreciation (depreciation) of investments	$(25,942,746)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(35,873,796) and accumulated long-term capital losses of $(31,783,090), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.80	0.19	(0.19)	—	(0.19)	—	(0.19)	$9.61	0.05%	0.57%(4)	0.58%(4)	4.01%(4)	4.00%(4)	147%	$360,345
2023	$10.06	0.27	(0.27)	—	(0.26)	—	(0.26)	$9.80	0.00%	0.58%	0.59%	2.68%	2.67%	187%	$353,985
2022	$10.47	0.14	(0.36)	(0.22)	(0.15)	(0.04)	(0.19)	$10.06	(2.13)%	0.58%	0.58%	1.31%	1.31%	178%	$388,521
2021	$10.05	0.11	0.45	0.56	(0.14)	—	(0.14)	$10.47	5.62%	0.59%	0.59%	1.03%	1.03%	183%	$383,653
2020	$10.15	0.20	(0.07)	0.13	(0.23)	—	(0.23)	$10.05	1.31%	0.59%	0.59%	1.98%	1.98%	156%	$155,169
2019	$10.13	0.24	0.05	0.29	(0.27)	—	(0.27)	$10.15	2.87%	0.60%	0.60%	2.39%	2.39%	72%	$226,341
I Class
2023(3)	$9.80	0.20	(0.19)	0.01	(0.20)	—	(0.20)	$9.61	0.10%	0.47%(4)	0.48%(4)	4.11%(4)	4.10%(4)	147%	$198,081
2023	$10.06	0.28	(0.27)	0.01	(0.27)	—	(0.27)	$9.80	0.10%	0.48%	0.49%	2.78%	2.77%	187%	$215,665
2022	$10.47	0.15	(0.36)	(0.21)	(0.16)	(0.04)	(0.20)	$10.06	(2.03)%	0.48%	0.48%	1.41%	1.41%	178%	$242,736
2021	$10.05	0.13	0.44	0.57	(0.15)	—	(0.15)	$10.47	5.73%	0.49%	0.49%	1.13%	1.13%	183%	$172,271
2020	$10.15	0.21	(0.07)	0.14	(0.24)	—	(0.24)	$10.05	1.41%	0.49%	0.49%	2.08%	2.08%	156%	$127,684
2019	$10.13	0.26	0.04	0.30	(0.28)	—	(0.28)	$10.15	2.97%	0.50%	0.50%	2.49%	2.49%	72%	$56,264

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$9.80	0.18	(0.19)	(0.01)	(0.18)	—	(0.18)	$9.61	(0.07)%	0.82%(4)	0.83%(4)	3.76%(4)	3.75%(4)	147%	$21,835
2023	$10.05	0.24	(0.26)	(0.02)	(0.23)	—	(0.23)	$9.80	(0.15)%	0.83%	0.84%	2.43%	2.42%	187%	$20,055
2022	$10.46	0.11	(0.35)	(0.24)	(0.13)	(0.04)	(0.17)	$10.05	(2.38)%	0.83%	0.83%	1.06%	1.06%	178%	$21,270
2021	$10.05	0.09	0.44	0.53	(0.12)	—	(0.12)	$10.46	5.26%	0.84%	0.84%	0.78%	0.78%	183%	$23,393
2020	$10.15	0.18	(0.07)	0.11	(0.21)	—	(0.21)	$10.05	1.05%	0.84%	0.84%	1.73%	1.73%	156%	$16,411
2019	$10.13	0.22	0.04	0.26	(0.24)	—	(0.24)	$10.15	2.61%	0.85%	0.85%	2.14%	2.14%	72%	$21,709
C Class
2023(3)	$9.81	0.15	(0.20)	(0.05)	(0.15)	—	(0.15)	$9.61	(0.55)%	1.57%(4)	1.58%(4)	3.01%(4)	3.00%(4)	147%	$1,954
2023	$10.06	0.16	(0.25)	(0.09)	(0.16)	—	(0.16)	$9.81	(0.89)%	1.58%	1.59%	1.68%	1.67%	187%	$2,704
2022	$10.47	0.03	(0.35)	(0.32)	(0.05)	(0.04)	(0.09)	$10.06	(3.10)%	1.58%	1.58%	0.31%	0.31%	178%	$5,099
2021	$10.05	0.02	0.44	0.46	(0.04)	—	(0.04)	$10.47	4.57%	1.59%	1.59%	0.03%	0.03%	183%	$4,514
2020	$10.15	0.10	(0.07)	0.03	(0.13)	—	(0.13)	$10.05	0.30%	1.59%	1.59%	0.98%	0.98%	156%	$6,163
2019	$10.14	0.14	0.04	0.18	(0.17)	—	(0.17)	$10.15	1.75%	1.60%	1.60%	1.39%	1.39%	72%	$9,046

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$9.81	0.17	(0.19)	(0.02)	(0.17)	—	(0.17)	$9.62	(0.20)%	1.07%(4)	1.08%(4)	3.51%(4)	3.50%(4)	147%	$457
2023	$10.06	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)	$9.81	(0.39)%	1.08%	1.09%	2.18%	2.17%	187%	$669
2022	$10.47	0.08	(0.35)	(0.27)	(0.10)	(0.04)	(0.14)	$10.06	(2.62)%	1.08%	1.08%	0.81%	0.81%	178%	$667
2021	$10.06	0.07	0.43	0.50	(0.09)	—	(0.09)	$10.47	4.99%	1.09%	1.09%	0.53%	0.53%	183%	$937
2020	$10.15	0.15	(0.06)	0.09	(0.18)	—	(0.18)	$10.06	0.90%	1.09%	1.09%	1.48%	1.48%	156%	$764
2019	$10.14	0.19	0.04	0.23	(0.22)	—	(0.22)	$10.15	2.26%	1.10%	1.10%	1.89%	1.89%	72%	$756
R5 Class
2023(3)	$9.80	0.20	(0.19)	0.01	(0.20)	—	(0.20)	$9.61	0.15%	0.37%(4)	0.38%(4)	4.21%(4)	4.20%(4)	147%	$13,896
2023	$10.06	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.80	0.20%	0.38%	0.39%	2.88%	2.87%	187%	$11,061
2022	$10.47	0.16	(0.36)	(0.20)	(0.17)	(0.04)	(0.21)	$10.06	(1.93)%	0.38%	0.38%	1.51%	1.51%	178%	$16,327
2021	$10.05	0.14	0.44	0.58	(0.16)	—	(0.16)	$10.47	5.83%	0.39%	0.39%	1.23%	1.23%	183%	$23,320
2020	$10.15	0.22	(0.07)	0.15	(0.25)	—	(0.25)	$10.05	1.51%	0.39%	0.39%	2.18%	2.18%	156%	$23,612
2019	$10.13	0.26	0.05	0.31	(0.29)	—	(0.29)	$10.15	3.08%	0.40%	0.40%	2.59%	2.59%	72%	$20,662

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(3)	$9.79	0.21	(0.19)	0.02	(0.21)	—	(0.21)	$9.60	0.17%	0.32%(4)	0.33%(4)	4.26%(4)	4.25%(4)	147%	$62,239
2023	$10.05	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.79	0.25%	0.33%	0.34%	2.93%	2.92%	187%	$58,650
2022	$10.46	0.16	(0.35)	(0.19)	(0.18)	(0.04)	(0.22)	$10.05	(1.89)%	0.33%	0.33%	1.56%	1.56%	178%	$52,851
2021	$10.04	0.15	0.44	0.59	(0.17)	—	(0.17)	$10.46	5.89%	0.34%	0.34%	1.28%	1.28%	183%	$85,404
2020	$10.14	0.23	(0.07)	0.16	(0.26)	—	(0.26)	$10.04	1.56%	0.34%	0.34%	2.23%	2.23%	156%	$63,905
2019	$10.13	0.27	0.03	0.30	(0.29)	—	(0.29)	$10.14	3.03%	0.35%	0.35%	2.64%	2.64%	72%	$70,752
G Class
2023(3)	$9.79	0.22	(0.19)	0.03	(0.22)	—	(0.22)	$9.60	0.33%	0.01%(4)	0.33%(4)	4.57%(4)	4.25%(4)	147%	$705,913
2023	$10.05	0.32	(0.27)	0.05	(0.31)	—	(0.31)	$9.79	0.57%	0.01%	0.34%	3.25%	2.92%	187%	$704,692
2022	$10.46	0.20	(0.36)	(0.16)	(0.21)	(0.04)	(0.25)	$10.05	(1.57)%	0.01%	0.33%	1.88%	1.56%	178%	$916,720
2021(5)	$10.37	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.46	1.57%	0.01%(4)	0.34%(4)	1.48%(4)	1.15%(4)	183%(6)	$990,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)November 4, 2020 (commencement of sale) through March 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
33

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

34

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The net unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense group. The Board and the Advisor agreed to a change in the fee schedule for the Fund that should result in a reduction of the Fund’s management fee beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They
35

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 2311

Semiannual Report

September 30, 2023

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	92.3%
Corporate Bonds	1.4%
Collateralized Loan Obligations	1.2%
Asset-Backed Securities	1.2%
Commercial Mortgage-Backed Securities	0.8%
Collateralized Mortgage Obligations	0.3%
Short-Term Investments	2.9%
Other Assets and Liabilities	(0.1)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$984.40	$3.52	0.71%
I Class	$1,000	$985.00	$3.03	0.61%
Y Class	$1,000	$986.40	$2.53	0.51%
A Class	$1,000	$983.10	$4.76	0.96%
C Class	$1,000	$980.30	$8.47	1.71%
R Class	$1,000	$982.30	$6.00	1.21%
R5 Class	$1,000	$985.40	$2.53	0.51%
R6 Class	$1,000	$985.70	$2.28	0.46%
G Class	$1,000	$988.10	$0.75	0.15%
Hypothetical
Investor Class	$1,000	$1,021.45	$3.59	0.71%
I Class	$1,000	$1,021.95	$3.08	0.61%
Y Class	$1,000	$1,022.45	$2.58	0.51%
A Class	$1,000	$1,020.20	$4.85	0.96%
C Class	$1,000	$1,016.45	$8.62	1.71%
R Class	$1,000	$1,018.95	$6.11	1.21%
R5 Class	$1,000	$1,022.45	$2.58	0.51%
R6 Class	$1,000	$1,022.70	$2.33	0.46%
G Class	$1,000	$1,024.25	$0.76	0.15%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 92.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	$5,676,860	$5,609,485
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	7,296,900	7,089,732
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	35,915,320	37,749,319
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	39,309,000	38,933,389
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	34,851,613	34,240,786
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	45,709,445	44,651,105
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	42,779,876	41,476,476
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	217,695,107	209,411,305
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	169,260,520	161,487,464
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	96,048,380	91,966,529
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	121,129,240	114,797,710
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	128,283,990	121,977,296
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	106,788,196	99,788,452
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	35,713,440	33,388,331
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	253,867,065	236,137,289
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	59,486,490	55,347,841
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	313,316,861	287,703,082
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,498,400	11,593,524
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	23,222,025	22,553,605
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	70,649,790	65,138,955
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	103,641,407	98,576,278
TOTAL U.S. TREASURY SECURITIES (Cost $1,957,032,636)		1,819,617,953
CORPORATE BONDS — 1.4%
Automobiles — 0.2%
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	2,938,704
Banks — 0.7%
Bank of America Corp., VRN, 5.93%, 9/15/27	5,050,000	5,014,083
Bank of America Corp., VRN, 2.55%, 2/4/28	1,960,000	1,748,534
Bank of America Corp., VRN, 4.95%, 7/22/28	1,465,000	1,408,189
Bank of America Corp., VRN, 3.42%, 12/20/28	1,237,000	1,110,097
Barclays PLC, VRN, 2.28%, 11/24/27	3,967,000	3,496,812
BPCE SA, 4.625%, 7/11/24(2)	1,650,000	1,618,866
		14,396,581
Capital Markets — 0.3%
Blue Owl Credit Income Corp., 3.125%, 9/23/26	1,223,000	1,075,777
Golub Capital BDC, Inc., 2.50%, 8/24/26	756,000	663,037
UBS Group AG, 4.28%, 1/9/28(2)	3,277,000	3,014,633
		4,753,447
Ground Transportation — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	2,526,000	2,419,834
Insurance — 0.1%
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,644,552
TOTAL CORPORATE BONDS (Cost $28,160,091)		27,153,118
6

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.83%, (3-month SOFR plus 2.46%), 8/14/30(2)	$4,625,000	$4,620,479
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class BR, VRN, 7.24%, (3-month SOFR plus 1.91%), 7/20/31(2)	3,650,000	3,641,605
KKR CLO 22 Ltd., Series 2022A, Class B, VRN, 7.19%, (3-month SOFR plus 1.86%), 7/20/31(2)	4,425,000	4,384,711
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(2)	3,141,000	3,041,169
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, VRN, 7.65%, (3-month SOFR plus 2.30%), 7/24/31(2)	3,100,000	3,082,015
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.62%, (1-month SOFR plus 2.30%), 6/17/37(2)	3,790,000	3,784,887
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.77%, (3-month SOFR plus 2.46%), 7/15/31(2)	2,250,000	2,190,415
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $24,875,947)		24,745,281
ASSET-BACKED SECURITIES — 1.2%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)	1,023,848	985,656
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	283,049	271,623
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,936,010	3,382,835
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	6,902,938
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,586,151
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(2)	2,278,037	2,256,165
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,526,661
TOTAL ASSET-BACKED SECURITIES (Cost $25,974,379)		23,912,029
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.45%, (1-month SOFR plus 2.11%), 9/15/36(2)	3,600,000	3,440,968
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.98%, (1-month SOFR plus 1.65%), 5/15/36(2)	5,726,753	5,691,004
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.30%, (1-month SOFR plus 2.96%), 7/15/38(2)	3,050,115	2,995,516
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,038,990
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,647,204)		15,166,478
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.32%, (30-day average SOFR plus 1.00%), 9/25/31(2)	1,680,379	1,674,785
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.05%, 6/25/36	164,940	114,879
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	2,732,777	2,162,365
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	39,998	34,412
		3,986,441
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	765,551	750,414
7

	Principal Amount	Value
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24	$544,287	$548,518
		1,298,932
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,915,453)		5,285,373
SHORT-TERM INVESTMENTS — 2.9%
Commercial Paper(3) — 1.0%
Landesbank Baden-Wuerttemberg, 5.46%, 10/2/23(2)	20,000,000	19,991,120
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $5,176,165), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $5,052,261)		5,050,052
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $33,482,577), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $32,840,471)		32,826,000
		37,876,052
TOTAL SHORT-TERM INVESTMENTS (Cost $57,873,102)		57,867,172
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,115,478,812)		1,973,747,404
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,785,482)
TOTAL NET ASSETS — 100.0%		$1,971,961,922

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	988	December 2023	$200,278,407	$(412,814)
U.S. Treasury 5-Year Notes	3,867	December 2023	407,424,703	(2,989,636)
			$607,703,110	$(3,402,450)
^Amount represents value and unrealized appreciation (depreciation).

8

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$65,750,000	$16	$285,602	$285,618
CPURNSA	Receive	2.89%	12/6/23	$25,000,000	97	150,333	150,430
CPURNSA	Receive	2.68%	12/12/23	$25,000,000	106	184,598	184,704
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	5,584,832	5,585,502
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	5,582,927	5,583,597
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	5,451,515	5,452,185
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	2,727,438	2,728,023
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	5,392,246	5,392,916
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	3,813,258	3,812,518
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(714)	3,120,441	3,119,727
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	2,793,864	2,793,172
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(849)	5,080,789	5,079,940
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(865)	5,839,108	5,838,243
CPURNSA	Receive	2.46%	3/15/25	$25,000,000	425	168,100	168,525
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	598	2,171,092	2,171,690
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,145,980	2,146,602
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	884	756,660	757,544
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	1,094	(231,436)	(230,342)
					$3,247	$51,017,347	$51,020,594

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,432,827.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $97,349,943, which represented 4.9% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,115,478,812)	$1,973,747,404
Cash	80,768
Receivable for capital shares sold	508,138
Receivable for variation margin on futures contracts	704,560
Interest receivable	3,168,367
Other assets	2,755
1,978,211,992

Liabilities
Payable for capital shares redeemed	5,148,503
Payable for variation margin on swap agreements	564,942
Accrued management fees	515,866
Distribution and service fees payable	20,759
6,250,070

Net Assets	$1,971,961,922

Net Assets Consist of:
Capital paid in	$2,106,337,675
Distributable earnings (loss)	(134,375,753)
$1,971,961,922

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$408,589,543	40,986,268	$9.97
I Class	$650,662,318	64,691,559	$10.06
Y Class	$17,098,004	1,698,628	$10.07
A Class	$45,910,978	4,656,066	$9.86
C Class	$5,381,655	568,502	$9.47
R Class	$16,531,918	1,640,190	$10.08
R5 Class	$106,375,728	10,575,141	$10.06
R6 Class	$29,683,355	2,951,028	$10.06
G Class	$691,728,423	68,635,043	$10.08
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.09 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$43,853,419

Expenses:
Management fees	4,554,519
Interest expenses	1,527,704
Distribution and service fees:
A Class	61,113
C Class	34,203
R Class	42,458
Trustees' fees and expenses	85,047
6,305,044
Fees waived - G Class	(1,086,779)
5,218,265

Net investment income (loss)	38,635,154

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(20,421,678)
Futures contract transactions	(18,239,198)
Swap agreement transactions	8,298,184
(30,362,692)

Change in net unrealized appreciation (depreciation) on:
Investments	(24,571,869)
Futures contracts	(7,483,656)
Swap agreements	(7,117,295)
(39,172,820)

Net realized and unrealized gain (loss)	(69,535,512)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,900,358)

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$38,635,154	$123,681,861
Net realized gain (loss)	(30,362,692)	(49,366,526)
Change in net unrealized appreciation (depreciation)	(39,172,820)	(125,898,691)
Net increase (decrease) in net assets resulting from operations	(30,900,358)	(51,583,356)

Distributions to Shareholders
From earnings:
Investor Class	(1,420,943)	(37,220,224)
I Class	(2,666,423)	(60,287,512)
Y Class	(74,017)	(745,139)
A Class	(97,080)	(2,850,094)
C Class	—	(460,917)
R Class	(13,293)	(849,799)
R5 Class	(446,699)	(6,138,167)
R6 Class	(120,677)	(1,162,758)
G Class	(4,011,428)	(36,518,518)
Decrease in net assets from distributions	(8,850,560)	(146,233,128)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(240,818,149)	(190,639,143)

Net increase (decrease) in net assets	(280,569,067)	(388,455,627)

Net Assets
Beginning of period	2,252,530,989	2,640,986,616
End of period	$1,971,961,922	$2,252,530,989

See Notes to Financial Statements.
12

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 25% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule
14

12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $171,790,527, of which $159,616,809 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $438,939,908, of which $321,907,450 represented U.S. Treasury and Government Agency obligations.
15

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,378,899	$44,076,069	33,138,696	$351,748,968
Issued in reinvestment of distributions	141,769	1,417,692	3,714,203	37,157,013
Redeemed	(14,275,778)	(143,559,063)	(50,146,670)	(516,979,617)
	(9,755,110)	(98,065,302)	(13,293,771)	(128,073,636)
I Class
Sold	8,049,025	81,760,954	65,704,683	702,284,703
Issued in reinvestment of distributions	246,158	2,483,734	5,629,467	56,782,273
Redeemed	(25,254,386)	(255,878,248)	(84,864,585)	(882,697,557)
	(16,959,203)	(171,633,560)	(13,530,435)	(123,630,581)
Y Class
Sold	663,331	6,733,364	194,744	2,053,884
Issued in reinvestment of distributions	7,336	74,017	73,352	740,992
Redeemed	(252,397)	(2,549,385)	(347,432)	(3,653,193)
	418,270	4,257,996	(79,336)	(858,317)
A Class
Sold	529,759	5,261,927	2,654,316	27,738,082
Issued in reinvestment of distributions	4,993	49,435	159,982	1,582,262
Redeemed	(1,097,788)	(10,905,765)	(2,484,493)	(25,552,038)
	(563,036)	(5,594,403)	329,805	3,768,306
C Class
Sold	4,244	40,469	482,713	4,894,305
Issued in reinvestment of distributions	—	—	39,043	370,521
Redeemed	(351,951)	(3,368,342)	(401,853)	(3,962,348)
	(347,707)	(3,327,873)	119,903	1,302,478
R Class
Sold	182,192	1,850,175	640,173	6,820,723
Issued in reinvestment of distributions	1,311	13,282	84,161	849,773
Redeemed	(263,142)	(2,673,147)	(801,945)	(8,487,216)
	(79,639)	(809,690)	(77,611)	(816,720)
R5 Class
Sold	644,850	6,535,639	1,487,682	15,717,320
Issued in reinvestment of distributions	42,281	426,619	579,987	5,854,346
Redeemed	(956,031)	(9,667,483)	(2,349,811)	(24,814,373)
	(268,900)	(2,705,225)	(282,142)	(3,242,707)
R6 Class
Sold	1,445,345	14,652,683	1,321,142	14,026,477
Issued in reinvestment of distributions	11,066	111,548	107,234	1,082,347
Redeemed	(689,027)	(6,965,858)	(949,730)	(10,048,449)
	767,384	7,798,373	478,646	5,060,375
G Class
Sold	5,764,659	58,739,443	9,112,581	95,592,590
Issued in reinvestment of distributions	397,565	4,011,428	3,609,947	36,518,518
Redeemed	(3,314,439)	(33,489,336)	(7,089,373)	(76,259,449)
	2,847,785	29,261,535	5,633,155	55,851,659
Net increase (decrease)	(23,940,156)	$(240,818,149)	(20,701,786)	$(190,639,143)
16

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,819,617,953	—
Corporate Bonds	—	27,153,118	—
Collateralized Loan Obligations	—	24,745,281	—
Asset-Backed Securities	—	23,912,029	—
Commercial Mortgage-Backed Securities	—	15,166,478	—
Collateralized Mortgage Obligations	—	5,285,373	—
Short-Term Investments	—	57,867,172	—
	—	$1,973,747,404	—
Other Financial Instruments
Swap Agreements	—	$51,250,936	—

Liabilities
Other Financial Instruments
Futures Contracts	$3,402,450	—	—
Swap Agreements	—	$230,342	—
	$3,402,450	$230,342	—

17

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $577,713,782 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $754,616,667.

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$704,560	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$564,942
		$704,560		$564,942
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

18

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(18,239,198)	Change in net unrealized appreciation (depreciation) on futures contracts	$(7,483,656)
Other Contracts	Net realized gain (loss) on swap agreement transactions	8,298,184	Change in net unrealized appreciation (depreciation) on swap agreements	(7,117,295)
		$(9,941,014)		$(14,600,951)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,117,116,994
Gross tax appreciation of investments	$94,147
Gross tax depreciation of investments	(143,463,737)
Net tax appreciation (depreciation) of investments	$(143,369,590)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(23,821,315) and accumulated long-term capital losses of $(18,946,081), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$10.15	0.17	(0.32)	(0.15)	(0.03)	—	(0.03)	$9.97	(1.56)%	0.71%(4)	0.71%(4)	3.41%(4)	3.41%(4)	9%	$408,590
2023	$10.89	0.47	(0.65)	(0.18)	(0.49)	(0.07)	(0.56)	$10.15	(1.48)%	0.63%	0.63%	4.46%	4.46%	32%	$515,266
2022	$10.79	0.49	0.04	0.53	(0.43)	—	(0.43)	$10.89	4.92%	0.56%	0.56%	4.48%	4.48%	71%	$697,335
2021	$10.01	0.09	0.78	0.87	(0.09)	—	(0.09)	$10.79	8.68%	0.57%	0.57%	0.95%	0.95%	29%	$338,427
2020	$10.11	0.21	(0.14)	0.07	(0.17)	—	(0.17)	$10.01	0.69%	0.57%	0.57%	2.13%	2.13%	50%	$572,935
2019	$10.16	0.15	0.03	0.18	(0.23)	—	(0.23)	$10.11	1.79%	0.57%	0.57%	1.49%	1.49%	31%	$559,790
I Class
2023(3)	$10.24	0.18	(0.32)	(0.14)	(0.04)	—	(0.04)	$10.06	(1.50)%	0.61%(4)	0.61%(4)	3.51%(4)	3.51%(4)	9%	$650,662
2023	$10.98	0.48	(0.65)	(0.17)	(0.50)	(0.07)	(0.57)	$10.24	(1.36)%	0.53%	0.53%	4.56%	4.56%	32%	$836,499
2022	$10.88	0.50	0.04	0.54	(0.44)	—	(0.44)	$10.98	4.98%	0.46%	0.46%	4.58%	4.58%	71%	$1,045,280
2021	$10.09	0.10	0.79	0.89	(0.10)	—	(0.10)	$10.88	8.82%	0.47%	0.47%	1.05%	1.05%	29%	$679,719
2020	$10.19	0.23	(0.15)	0.08	(0.18)	—	(0.18)	$10.09	0.79%	0.47%	0.47%	2.23%	2.23%	50%	$150,405
2019	$10.24	0.15	0.04	0.19	(0.24)	—	(0.24)	$10.19	1.87%	0.47%	0.47%	1.59%	1.59%	31%	$186,378

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$10.25	0.18	(0.32)	(0.14)	(0.04)	—	(0.04)	$10.07	(1.36)%	0.51%(4)	0.51%(4)	3.61%(4)	3.61%(4)	9%	$17,098
2023	$10.99	0.50	(0.66)	(0.16)	(0.51)	(0.07)	(0.58)	$10.25	(1.36)%	0.43%	0.43%	4.66%	4.66%	32%	$13,125
2022	$10.88	0.52	0.04	0.56	(0.45)	—	(0.45)	$10.99	5.18%	0.36%	0.36%	4.68%	4.68%	71%	$14,941
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.92%	0.37%	0.37%	1.15%	1.15%	29%	$15,006
2020	$10.19	0.22	(0.13)	0.09	(0.19)	—	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$10,494
2019	$10.24	0.15	0.05	0.20	(0.25)	—	(0.25)	$10.19	1.98%	0.37%	0.37%	1.69%	1.69%	31%	$4,471
A Class
2023(3)	$10.05	0.16	(0.33)	(0.17)	(0.02)	—	(0.02)	$9.86	(1.69)%	0.96%(4)	0.96%(4)	3.16%(4)	3.16%(4)	9%	$45,911
2023	$10.78	0.43	(0.63)	(0.20)	(0.46)	(0.07)	(0.53)	$10.05	(1.75)%	0.88%	0.88%	4.21%	4.21%	32%	$52,427
2022	$10.68	0.45	0.05	0.50	(0.40)	—	(0.40)	$10.78	4.70%	0.81%	0.81%	4.23%	4.23%	71%	$52,695
2021	$9.91	0.07	0.76	0.83	(0.06)	—	(0.06)	$10.68	8.39%	0.82%	0.82%	0.70%	0.70%	29%	$38,361
2020	$10.01	0.18	(0.13)	0.05	(0.15)	—	(0.15)	$9.91	0.44%	0.82%	0.82%	1.88%	1.88%	50%	$29,951
2019	$10.06	0.11	0.04	0.15	(0.20)	—	(0.20)	$10.01	1.55%	0.82%	0.82%	1.24%	1.24%	31%	$24,988

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$9.66	0.12	(0.31)	(0.19)	—	—	—	$9.47	(1.97)%	1.71%(4)	1.71%(4)	2.41%(4)	2.41%(4)	9%	$5,382
2023	$10.39	0.32	(0.59)	(0.27)	(0.39)	(0.07)	(0.46)	$9.66	(2.52)%	1.63%	1.63%	3.46%	3.46%	32%	$8,851
2022	$10.32	0.34	0.06	0.40	(0.33)	—	(0.33)	$10.39	3.92%	1.56%	1.56%	3.48%	3.48%	71%	$8,274
2021	$9.59	(0.03)	0.76	0.73	—(5)	—	—(5)	$10.32	7.62%	1.57%	1.57%	(0.05)%	(0.05)%	29%	$2,378
2020	$9.69	0.17	(0.20)	(0.03)	(0.07)	—	(0.07)	$9.59	(0.33)%	1.57%	1.57%	1.13%	1.13%	50%	$6,571
2019	$9.74	0.05	0.03	0.08	(0.13)	—	(0.13)	$9.69	0.80%	1.57%	1.57%	0.49%	0.49%	31%	$17,769
R Class
2023(3)	$10.27	0.15	(0.33)	(0.18)	(0.01)	—	(0.01)	$10.08	(1.77)%	1.21%(4)	1.21%(4)	2.91%(4)	2.91%(4)	9%	$16,532
2023	$11.01	0.44	(0.68)	(0.24)	(0.43)	(0.07)	(0.50)	$10.27	(2.04)%	1.13%	1.13%	3.96%	3.96%	32%	$17,660
2022	$10.90	0.45	0.03	0.48	(0.37)	—	(0.37)	$11.01	4.44%	1.06%	1.06%	3.98%	3.98%	71%	$19,782
2021	$10.11	0.05	0.77	0.82	(0.03)	—	(0.03)	$10.90	8.15%	1.07%	1.07%	0.45%	0.45%	29%	$19,408
2020	$10.21	0.16	(0.14)	0.02	(0.12)	—	(0.12)	$10.11	0.18%	1.07%	1.07%	1.63%	1.63%	50%	$18,099
2019	$10.26	0.08	0.05	0.13	(0.18)	—	(0.18)	$10.21	1.26%	1.07%	1.07%	0.99%	0.99%	31%	$15,253

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$10.25	0.18	(0.33)	(0.15)	(0.04)	—	(0.04)	$10.06	(1.46)%	0.51%(4)	0.51%(4)	3.61%(4)	3.61%(4)	9%	$106,376
2023	$10.98	0.50	(0.65)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.27)%	0.43%	0.43%	4.66%	4.66%	32%	$111,102
2022	$10.88	0.54	0.01	0.55	(0.45)	—	(0.45)	$10.98	5.09%	0.36%	0.36%	4.68%	4.68%	71%	$122,195
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.93%	0.37%	0.37%	1.15%	1.15%	29%	$508,447
2020	$10.19	0.24	(0.15)	0.09	(0.19)	—	(0.19)	$10.09	0.89%	0.37%	0.37%	2.33%	2.33%	50%	$417,564
2019	$10.24	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.19	1.98%	0.37%	0.37%	1.69%	1.69%	31%	$376,691
R6 Class
2023(3)	$10.25	0.18	(0.33)	(0.15)	(0.04)	—	(0.04)	$10.06	(1.43)%	0.46%(4)	0.46%(4)	3.66%(4)	3.66%(4)	9%	$29,683
2023	$10.98	0.49	(0.64)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.22)%	0.38%	0.38%	4.71%	4.71%	32%	$22,373
2022	$10.88	0.52	0.03	0.55	(0.45)	—	(0.45)	$10.98	5.14%	0.31%	0.31%	4.73%	4.73%	71%	$18,725
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.98%	0.32%	0.32%	1.20%	1.20%	29%	$12,923
2020	$10.19	0.25	(0.15)	0.10	(0.20)	—	(0.20)	$10.09	0.94%	0.32%	0.32%	2.38%	2.38%	50%	$10,261
2019	$10.24	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.19	2.03%	0.32%	0.32%	1.74%	1.74%	31%	$8,920

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$10.26	0.20	(0.32)	(0.12)	(0.06)	—	(0.06)	$10.08	(1.19)%	0.15%(4)	0.46%(4)	3.97%(4)	3.66%(4)	9%	$691,728
2023	$11.00	0.53	(0.65)	(0.12)	(0.55)	(0.07)	(0.62)	$10.26	(1.01)%	0.07%	0.38%	5.02%	4.71%	32%	$675,227
2022	$10.90	0.56	0.03	0.59	(0.49)	—	(0.49)	$11.00	5.46%	0.01%	0.31%	5.03%	4.73%	71%	$661,759
2021	$10.10	0.18	0.77	0.95	(0.15)	—	(0.15)	$10.90	9.41%	0.01%	0.32%	1.51%	1.20%	29%	$697,554
2020	$10.20	0.29	(0.16)	0.13	(0.23)	—	(0.23)	$10.10	1.25%	0.01%	0.32%	2.69%	2.38%	50%	$343,192
2019	$10.25	0.22	0.01	0.23	(0.28)	—	(0.28)	$10.20	2.34%	0.01%	0.32%	2.05%	1.74%	31%	$399,692

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
25

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

26

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

27

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 2311

Semiannual Report

September 30, 2023

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Corporate Bonds	46.2%
U.S. Treasury Securities	8.6%
Collateralized Loan Obligations	8.3%
Asset-Backed Securities	7.3%
Collateralized Mortgage Obligations	3.6%
Commercial Mortgage-Backed Securities	3.1%
Bank Loan Obligations	1.3%
Preferred Stocks	0.5%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	21.0%
Other Assets and Liabilities	(0.1)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.00	$2.61	0.52%
I Class	$1,000	$1,009.70	$2.11	0.42%
Y Class	$1,000	$1,009.00	$1.61	0.32%
A Class	$1,000	$1,006.80	$3.86	0.77%
C Class	$1,000	$1,003.00	$7.61	1.52%
R Class	$1,000	$1,005.50	$5.11	1.02%
R5 Class	$1,000	$1,009.00	$1.61	0.32%
R6 Class	$1,000	$1,010.40	$1.36	0.27%
Hypothetical
Investor Class	$1,000	$1,022.40	$2.63	0.52%
I Class	$1,000	$1,022.90	$2.12	0.42%
Y Class	$1,000	$1,023.40	$1.62	0.32%
A Class	$1,000	$1,021.15	$3.89	0.77%
C Class	$1,000	$1,017.40	$7.67	1.52%
R Class	$1,000	$1,019.90	$5.15	1.02%
R5 Class	$1,000	$1,023.40	$1.62	0.32%
R6 Class	$1,000	$1,023.65	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 46.2%
Aerospace and Defense — 0.5%
Boeing Co., 1.43%, 2/4/24	$1,410,000	$1,387,718
Boeing Co., 4.875%, 5/1/25	1,860,000	1,828,342
		3,216,060
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,637,900
Automobiles — 1.3%
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	1,700,000	1,596,185
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,595,855
Hyundai Capital America, 5.80%, 6/26/25(1)	2,054,000	2,046,166
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	2,200,000	2,217,009
		8,455,215
Banks — 13.7%
Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(1)	1,280,000	1,268,959
Banco Santander SA, 5.59%, 8/8/28	3,200,000	3,131,997
Banco Santander SA, VRN, 5.74%, 6/30/24	2,400,000	2,395,795
Bank of America Corp., VRN, 3.46%, 3/15/25	2,070,000	2,042,660
Bank of America Corp., VRN, 5.93%, 9/15/27	2,045,000	2,030,455
Bank of America Corp., VRN, 3.42%, 12/20/28	1,876,000	1,683,542
Bank of America N.A., 5.53%, 8/18/26	2,330,000	2,319,508
Bank of Montreal, 5.92%, 9/25/25	3,745,000	3,738,039
Barclays PLC, VRN, 6.50%, 9/13/27	1,545,000	1,541,522
Barclays PLC, VRN, 7.39%, 11/2/28	2,040,000	2,093,945
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	740,000	719,177
BPCE SA, 5.15%, 7/21/24(1)	2,600,000	2,559,293
Canadian Imperial Bank of Commerce, 5.62%, 7/17/26	1,785,000	1,777,290
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26(2)	2,260,000	2,260,389
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,905,000	1,830,307
Citibank NA, 5.80%, 9/29/28	3,005,000	3,006,438
Credit Agricole SA, 5.59%, 7/5/26(1)	1,206,000	1,197,237
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)(2)	802,000	802,481
Danske Bank A/S, VRN, 6.26%, 9/22/26(1)	727,000	726,995
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	1,500,000	1,309,922
Discover Bank, 3.45%, 7/27/26	1,770,000	1,610,465
Discover Bank, VRN, 5.97%, 8/9/28	2,515,000	2,303,645
DNB Bank ASA, VRN, 0.86%, 9/30/25(1)	1,800,000	1,707,267
Fifth Third Bancorp, 4.30%, 1/16/24	1,765,000	1,754,285
Fifth Third Bank NA, 3.85%, 3/15/26	800,000	740,342
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	1,800,000	1,783,149
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	4,490,000	4,436,986
Huntington National Bank, VRN, 5.70%, 11/18/25	1,560,000	1,525,446
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,455,000	1,420,708
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	895,000	825,284
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	1,285,000	1,250,782
KeyBank NA, 4.39%, 12/14/27	1,855,000	1,672,594
KeyCorp, VRN, 3.88%, 5/23/25	2,275,000	2,193,557
6

	Principal Amount/Shares	Value
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	$1,179,000	$1,168,758
Mitsubishi UFJ Financial Group, Inc., VRN, 5.72%, 2/20/26	1,911,000	1,900,550
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	648,000	628,945
Royal Bank of Canada, 6.00%, 11/1/27	1,225,000	1,234,641
Societe Generale SA, 3.875%, 3/28/24(1)	1,765,000	1,743,067
Sumitomo Mitsui Financial Group, Inc., 4.44%, 4/2/24(1)	1,780,000	1,764,320
Toronto-Dominion Bank, 4.11%, 6/8/27	1,385,000	1,308,144
Truist Bank, 3.30%, 5/15/26	3,772,000	3,481,500
Truist Bank, VRN, 2.64%, 9/17/29	2,484,000	2,306,976
U.S. Bancorp, VRN, 5.78%, 6/12/29	2,637,000	2,568,266
UniCredit SpA, 7.83%, 12/4/23(1)	2,660,000	2,663,348
Wells Fargo & Co., VRN, 5.57%, 7/25/29	2,104,000	2,053,489
Wells Fargo Bank NA, 5.45%, 8/7/26	1,895,000	1,882,940
		86,365,405
Biotechnology — 0.4%
Amgen, Inc., 5.25%, 3/2/25	2,240,000	2,223,771
Capital Markets — 2.8%
Ares Capital Corp., 4.25%, 3/1/25	1,770,000	1,702,682
Blue Owl Capital Corp., 5.25%, 4/15/24	1,625,000	1,614,264
Blue Owl Capital Corp., 3.40%, 7/15/26	1,380,000	1,238,015
Blue Owl Credit Income Corp., 3.125%, 9/23/26	438,000	385,274
Charles Schwab Corp., 5.875%, 8/24/26	2,205,000	2,198,600
Charles Schwab Corp., VRN, 5.64%, 5/19/29	840,000	823,128
Goldman Sachs Group, Inc., VRN, 0.93%, 10/21/24	3,330,000	3,303,751
Goldman Sachs Group, Inc., VRN, 3.62%, 3/15/28	740,000	683,051
Golub Capital BDC, Inc., 3.375%, 4/15/24	2,100,000	2,062,945
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,976,000	1,733,016
Morgan Stanley, VRN, 0.79%, 5/30/25	875,000	840,651
UBS AG, 5.80%, 9/11/25	601,000	598,875
UBS Group AG, 4.28%, 1/9/28(1)	704,000	647,636
		17,831,888
Consumer Finance — 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	2,430,000	2,433,611
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.10%, 1/15/27	2,038,000	2,029,055
American Express Co., VRN, 5.39%, 7/28/27	2,610,000	2,574,170
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	1,655,000	1,620,420
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	1,375,000	1,298,840
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,774,000	1,728,800
Navient Corp., 6.125%, 3/25/24	1,725,000	1,717,343
OneMain Finance Corp., 6.125%, 3/15/24	1,668,000	1,664,294
Synchrony Financial, 4.25%, 8/15/24	2,850,000	2,783,999
		17,850,532
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,602,724
Diversified REITs — 1.6%
Agree LP, 2.00%, 6/15/28	1,900,000	1,573,680
Brixmor Operating Partnership LP, 3.90%, 3/15/27	1,760,000	1,622,702
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,310,000	1,271,353
Spirit Realty LP, 4.45%, 9/15/26	1,200,000	1,139,902
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,828,399
7

	Principal Amount/Shares	Value
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	$3,000,000	$2,873,114
		10,309,150
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,773,031
AT&T, Inc., 2.30%, 6/1/27	1,060,000	938,953
Sprint Capital Corp., 6.875%, 11/15/28	3,195,000	3,301,621
Telecom Italia SpA, 5.30%, 5/30/24(1)	1,365,000	1,343,390
		7,356,995
Electric Utilities — 2.0%
American Electric Power Co., Inc., 2.03%, 3/15/24	2,000,000	1,963,000
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,410,688
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	1,020,000	995,284
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,609,611
Pacific Gas & Electric Co., 6.10%, 1/15/29	1,920,000	1,876,809
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	1,368,208	1,140,442
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,438,268
		12,434,102
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	2,520,000	2,493,034
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	271,000	261,456
Warnermedia Holdings, Inc., 3.76%, 3/15/27	753,000	695,510
		956,966
Financial Services — 1.5%
Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,080,797
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,297,695
Corebridge Global Funding, 5.75%, 7/2/26(1)	1,480,000	1,462,942
Deutsche Bank AG, VRN, 7.15%, 7/13/27	3,837,000	3,864,425
NatWest Markets PLC, 3.48%, 3/22/25(1)	1,930,000	1,861,118
		9,566,977
Ground Transportation — 1.5%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	3,800,000	3,534,872
DAE Funding LLC, 1.55%, 8/1/24(1)	865,000	828,645
DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,797,585
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28(1)	1,100,000	1,087,015
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,165,684
		9,413,801
Health Care Equipment and Supplies — 0.6%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	3,600,000	3,583,497
Health Care Providers and Services — 1.6%
CVS Health Corp., 5.00%, 2/20/26	1,915,000	1,885,635
CVS Health Corp., 5.00%, 1/30/29	1,900,000	1,838,749
HCA, Inc., 5.20%, 6/1/28	3,205,000	3,099,178
IQVIA, Inc., 5.70%, 5/15/28(1)	1,425,000	1,386,226
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	1,907,446
		10,117,234
Health Care REITs — 0.4%
Welltower OP LLC, 4.50%, 1/15/24	2,635,000	2,620,360
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	1,919,437
Hyatt Hotels Corp., 5.75%, 1/30/27	651,000	647,131
		2,566,568
8

	Principal Amount/Shares	Value
Household Durables — 0.2%
Meritage Homes Corp., 6.00%, 6/1/25	$1,384,000	$1,362,197
Insurance — 2.2%
Athene Global Funding, 2.51%, 3/8/24(1)	2,600,000	2,554,378
Athene Global Funding, 1.45%, 1/8/26(1)	1,900,000	1,694,768
GA Global Funding Trust, 1.25%, 12/8/23(1)	2,395,000	2,371,529
GA Global Funding Trust, 0.80%, 9/13/24(1)	2,650,000	2,502,880
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,889,811
Metropolitan Life Global Funding I, 5.00%, 1/6/26(1)	2,315,000	2,288,602
Protective Life Global Funding, 5.37%, 1/6/26(1)	422,000	418,353
		13,720,321
IT Services — 0.7%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	2,935,000	2,640,986
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,180,000	1,793,498
		4,434,484
Life Sciences Tools and Services — 0.7%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,567,951
PRA Health Sciences, Inc., 2.875%, 7/15/26(1)	650,000	587,135
		4,155,086
Machinery — 0.3%
CNH Industrial Capital LLC, 3.95%, 5/23/25	2,207,000	2,139,475
Media — 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	1,540,000	1,414,009
Cox Communications, Inc., 5.45%, 9/15/28(1)	1,900,000	1,869,346
Gray Television, Inc., 7.00%, 5/15/27(1)	2,910,000	2,507,082
Paramount Global, 4.00%, 1/15/26	2,435,000	2,306,285
Warner Media LLC, 3.80%, 2/15/27	1,658,000	1,462,772
WPP Finance 2010, 3.75%, 9/19/24	3,295,000	3,211,681
		12,771,175
Metals and Mining — 0.5%
Steel Dynamics, Inc., 2.80%, 12/15/24	3,000,000	2,888,962
Multi-Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	357,000	341,849
DTE Energy Co., 4.22%, 11/1/24	1,556,000	1,527,557
		1,869,406
Oil, Gas and Consumable Fuels — 2.3%
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	2,050,000	2,040,878
Ecopetrol SA, 5.375%, 6/26/26	1,500,000	1,441,635
Enbridge, Inc., VRN, 5.97%, 2/16/24	2,000,000	2,000,174
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,486,711
Enterprise Products Operating LLC, 3.70%, 2/15/26	1,000,000	958,568
Geopark Ltd., 5.50%, 1/17/27(1)	950,000	815,460
Hess Corp., 3.50%, 7/15/24	2,200,000	2,158,138
HF Sinclair Corp., 2.625%, 10/1/23	1,750,000	1,750,000
Petroleos Mexicanos, 6.50%, 3/13/27	1,200,000	1,059,011
Western Midstream Operating LP, 6.35%, 1/15/29	909,000	911,720
		14,622,295
Passenger Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	1,921,012	1,825,666
American Airlines, Inc., 7.25%, 2/15/28(1)	1,220,000	1,167,658
9

	Principal Amount/Shares	Value
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	$1,345,000	$1,345,614
		4,338,938
Pharmaceuticals — 0.3%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	1,700,000	1,746,750
Retail REITs — 0.6%
Kimco Realty OP LLC, 4.45%, 1/15/24	743,000	738,778
NNN REIT, Inc., 4.30%, 10/15/28	1,368,000	1,265,940
SITE Centers Corp., 3.625%, 2/1/25	1,915,000	1,824,035
		3,828,753
Semiconductors and Semiconductor Equipment — 0.5%
NXP BV / NXP Funding LLC, 4.875%, 3/1/24	1,971,000	1,961,346
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	400,000	380,041
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27	1,190,000	1,085,666
		3,427,053
Specialized REITs — 0.5%
American Tower Corp., 5.25%, 7/15/28	1,505,000	1,454,786
Equinix, Inc., 2.90%, 11/18/26	1,915,000	1,759,567
		3,214,353
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	766,000	746,455
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,120,282
		2,866,737
Wireless Telecommunication Services — 0.2%
Sprint LLC, 7.625%, 3/1/26	1,365,000	1,403,893
TOTAL CORPORATE BONDS (Cost $297,112,010)		291,392,057
U.S. TREASURY SECURITIES — 8.6%
U.S. Treasury Notes, 0.125%, 12/15/23	500,000	494,770
U.S. Treasury Notes, 1.125%, 1/15/25(3)	2,000,000	1,896,406
U.S. Treasury Notes, 4.375%, 8/15/26	8,000,000	7,901,250
U.S. Treasury Notes, 4.625%, 9/15/26	37,700,000	37,517,391
U.S. Treasury Notes, 2.00%, 11/15/26	700,000	643,973
U.S. Treasury Notes, 3.875%, 11/30/29	5,800,000	5,559,844
TOTAL U.S. TREASURY SECURITIES (Cost $54,529,722)		54,013,634
COLLATERALIZED LOAN OBLIGATIONS — 8.3%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.23%, (3-month SOFR plus 1.86%), 4/30/31(1)	1,000,000	991,495
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.86%, (3-month SOFR plus 2.51%), 7/24/29(1)	1,500,000	1,485,540
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 9.21%, (3-month SOFR plus 3.86%), 7/25/29(1)	3,000,000	2,995,828
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.80%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,321,000	1,304,448
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	2,000,000	2,000,823
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.68%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,753,000	1,744,235
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.83%, (3-month SOFR plus 2.46%), 8/14/30(1)	1,050,000	1,048,974
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.39%, (3-month SOFR plus 2.06%), 7/20/30(1)	650,000	641,680
10

	Principal Amount/Shares	Value
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(1)	$1,327,754	$1,322,529
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 9.24%, (3-month SOFR plus 3.91%), 7/20/30(1)	1,750,000	1,728,378
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.42%, (3-month SOFR plus 2.11%), 11/16/30(1)	1,100,000	1,086,995
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.32%, (3-month SOFR plus 2.01%), 4/17/30(1)	2,000,000	1,948,101
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.33%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,775,000	1,741,520
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.85%, (1-month SOFR plus 1.51%), 6/16/36(1)	3,042,000	2,957,527
HGI CRE CLO Ltd., Series 2021-FL2, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 9/17/36(1)	3,374,000	3,228,701
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 7.37%, (3-month SOFR plus 1.96%), 9/15/29(1)	1,500,000	1,499,250
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.93%, (3-month SOFR plus 2.60%), 7/20/31(1)	2,300,000	2,294,710
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.52%, (3-month SOFR plus 3.21%), 1/14/28(1)	1,000,000	993,945
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 9.96%, (3-month SOFR plus 4.61%), 1/22/28(1)	2,500,000	2,373,703
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 7.33%, (3-month SOFR plus 1.96%), 11/15/31(1)	975,000	978,553
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.27%, (3-month SOFR plus 1.96%), 1/16/31(1)	2,000,000	1,976,400
PFP Ltd., Series 2021-8, Class D, VRN, 7.60%, (1-month SOFR plus 2.26%), 8/9/37(1)	900,000	829,061
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.68%, (1-month SOFR plus 2.36%), 4/25/38(1)	1,000,000	966,512
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	1,945,490	1,947,590
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.78%, (3-month SOFR plus 1.45%), 10/20/30(1)	847,266	845,523
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.62%, (1-month SOFR plus 2.30%), 6/17/37(1)	2,099,000	2,096,168
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.37%, (3-month SOFR plus 2.06%), 1/15/30(1)	1,500,000	1,468,297
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.49%, (3-month SOFR plus 2.16%), 12/28/29(1)	1,775,000	1,753,174
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.65%, (1-month SOFR plus 1.31%), 3/15/38(1)	1,908,393	1,870,578
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.99%, (3-month SOFR plus 2.66%), 9/15/30(1)	3,450,000	3,427,862
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)	774,430	771,653
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $52,401,835)		52,319,753
ASSET-BACKED SECURITIES — 7.3%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	1,325,859	1,067,409
Adams Outdoor Advertising LP, Series 2023-1, Class B, 8.81%, 7/15/53(1)	950,000	952,766
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	1,476,840	1,236,045
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, SEQ, 2.49%, 12/16/41(1)	791,394	763,022
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)	1,285,104	1,207,669
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	1,608,413	1,463,933
11

		Principal Amount/Shares	Value
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		$446,452	$405,631
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		1,593,375	1,471,690
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		1,857,563	1,455,536
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,650,000	1,755,897
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,217,193
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, SEQ, 6.57%, 10/15/32(1)		$1,078,000	1,080,125
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		2,875,000	2,303,021
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		270,666	247,952
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,680,431	1,514,348
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		3,025,000	2,654,414
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		433,063	390,426
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)		1,505,504	1,477,033
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,542,649	1,336,937
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		2,438,088	2,004,693
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		1,023,931	890,646
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		1,128,673	1,057,757
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		3,011,859	2,623,913
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		3,596,000	3,427,238
SBA Tower Trust, Series 2014-2A, Class C, SEQ, 3.87%, 10/15/49(1)		2,335,000	2,273,266
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)		134,889	129,320
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		88,547	83,428
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		1,503,950	1,258,982
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)		1,526,841	1,512,181
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		2,419,277	2,147,681
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		1,724,697	1,565,596
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)		874,000	790,467
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		2,500,000	2,184,010
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		17,677	17,072
TOTAL ASSET-BACKED SECURITIES (Cost $50,503,665)			45,967,297
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 3.0%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)		905,499	867,106
12

	Principal Amount/Shares	Value
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	$1,750,000	$1,574,908
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	1,073,740	1,008,695
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 9.03%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,037,683	1,044,554
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.33%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,002,542	1,004,812
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.38%, (1-month LIBOR plus 1.95%), 7/25/29(1)	1,402,235	1,406,680
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.43%, (30-day average SOFR plus 6.11%), 8/26/30(1)	1,013,059	1,027,006
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(1)	1,231,362	957,406
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	2,219,615	1,528,044
Home RE Ltd., Series 2020-1, Class B1, VRN, 12.43%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,299,327
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(1)	662,569	667,813
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.47%, 5/25/65(1)	2,150,000	1,839,225
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 7.02%, (30-day average SOFR plus 1.70%), 12/27/33(1)	602,145	602,264
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.17%, (30-day average SOFR plus 1.85%), 11/25/31(1)	375,104	375,281
Residential Mortgage Loan Trust, Series 2020-2, Class M1, SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,483,852
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.33%, (1-month LIBOR plus 3.90%), 8/25/33(1)	590,069	593,074
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 7.22%, (30-day average SOFR plus 1.90%), 2/25/34(1)	861,033	862,330
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 2.32%, 5/25/65(1)	252,523	232,554
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	845,659	743,320
		19,118,251
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 4/25/42(1)	1,149,223	1,157,998
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.27%, (30-day average SOFR plus 2.95%), 6/25/42(1)	1,299,754	1,333,828
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.47%, (30-day average SOFR plus 2.15%), 9/25/42(1)	670,239	677,220
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,473,067	272,004
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	1,073,935	192,951
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,437,966	210,041
		3,844,042
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,103,683)		22,962,293
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.61%, (1-month SOFR plus 2.27%), 11/15/34(1)	1,683,000	667,120
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.30%, (1-month SOFR plus 2.96%), 11/15/34(1)	1,581,000	367,514
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.46%, (1-month SOFR plus 3.13%), 6/15/40(1)	1,847,000	1,845,367
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.45%, (1-month SOFR plus 2.11%), 8/15/36(1)	1,400,000	1,198,745
13

	Principal Amount/Shares	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.53%, (1-month SOFR plus 2.20%), 5/15/36(1)	$2,497,786	$2,481,507
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,108,000	1,091,229
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	974,000	928,229
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 7.08%, (1-month SOFR plus 1.75%), 12/15/36(1)	1,615,000	1,596,879
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	1,853,000	1,676,965
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.85%, (1-month SOFR plus 1.51%), 3/15/38(1)	3,061,952	2,966,704
Med Trust, Series 2021-MDLN, Class F, VRN, 9.45%, (1-month SOFR plus 4.11%), 11/15/38(1)	1,984,576	1,891,566
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.95%, (1-month SOFR plus 1.61%), 1/15/36(1)	1,512,000	1,387,444
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, VRN, 8.68%, (1-month SOFR plus 3.35%), 1/15/39(1)	1,654,000	1,530,315
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,245,342)		19,629,584
BANK LOAN OBLIGATIONS(4) — 1.3%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 8.64%, (3-month SOFR plus 3.25%), 8/24/28	995,000	996,632
Health Care Providers and Services — 0.2%
Surgery Center Holdings, Inc., 2021 Term Loan, 9.19%, (1-month SOFR plus 3.75%), 8/31/26	1,579,088	1,582,594
Passenger Airlines — 0.1%
American Airlines, Inc., 2023 Term Loan B, 8.54%, (3-month SOFR plus 2.75%), 2/15/28	480,150	477,312
Pharmaceuticals — 0.6%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 7.18%, (1-month SOFR plus 1.75%), 3/15/28	679,356	679,587
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.93%, (1-month SOFR plus 3.50%), 5/5/28	3,407,250	3,408,443
		4,088,030
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 2023 Term Loan B, 9.07%, (1-month SOFR plus 3.75%), 3/8/30	995,000	977,587
TOTAL BANK LOAN OBLIGATIONS (Cost $8,122,864)		8,122,155
PREFERRED STOCKS — 0.5%
Banks — 0.2%
Wells Fargo & Co., 7.625%	1,197,000	1,209,768
Capital Markets — 0.3%
Goldman Sachs Group, Inc., Series W, 7.50%	2,145,000	2,125,392
TOTAL PREFERRED STOCKS (Cost $3,342,000)		3,335,160
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1) (Cost $1,384,792)	$1,389,000	1,358,548
SHORT-TERM INVESTMENTS — 21.0%
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $1,202,183), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $1,173,406)		1,172,893
14

	Principal Amount/Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $7,776,492), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $7,627,361)		$7,624,000
		8,796,893
Treasury Bills(5) — 19.6%
U.S. Treasury Bills, 5.40%, 9/5/24	$130,000,000	123,656,980
TOTAL SHORT-TERM INVESTMENTS (Cost $132,502,714)		132,453,873
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $646,248,627)		631,554,354
OTHER ASSETS AND LIABILITIES — (0.1)%		(524,653)
TOTAL NET ASSETS — 100.0%		$631,029,701

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,009,209	CAD	4,072,901	JPMorgan Chase Bank N.A.	12/15/23	$7,221

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,318	December 2023	$267,173,016	$(561,624)
U.S. Treasury 10-Year Notes	54	December 2023	5,835,375	(39,956)
			$273,008,391	$(601,580)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	420	December 2023	$44,250,937	$205,933
U.S. Treasury 10-Year Ultra Notes	52	December 2023	5,801,250	177,832
U.S. Treasury Long Bonds	12	December 2023	1,365,375	43,758
U.S. Treasury Ultra Bonds	3	December 2023	356,063	28,036
			$51,773,625	$455,559
^Amount represents value and unrealized appreciation (depreciation).

15

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $231,465,066, which represented 36.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,788,311.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
16

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $646,248,627)	$631,554,354
Receivable for investments sold	1,207,771
Receivable for capital shares sold	229,501
Receivable for variation margin on futures contracts	49,768
Unrealized appreciation on forward foreign currency exchange contracts	7,221
Interest receivable	4,291,165
637,339,780

Liabilities
Disbursements in excess of demand deposit cash	195,933
Payable for investments purchased	4,274,155
Payable for capital shares redeemed	1,593,176
Accrued management fees	232,554
Distribution and service fees payable	7,256
Dividends payable	7,005
6,310,079

Net Assets	$631,029,701

Net Assets Consist of:
Capital paid in	$708,584,957
Distributable earnings (loss)	(77,555,256)
$631,029,701

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$175,115,235	19,985,967	$8.76
I Class	$417,653,881	47,688,758	$8.76
Y Class	$714,893	81,601	$8.76
A Class	$22,863,927	2,610,388	$8.76
C Class	$2,330,409	266,020	$8.76
R Class	$655,866	74,850	$8.76
R5 Class	$272,265	31,077	$8.76
R6 Class	$11,423,225	1,303,249	$8.77
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.96 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,682,663

Expenses:
Management fees	1,576,959
Distribution and service fees:
A Class	32,292
C Class	12,540
R Class	1,444
Trustees' fees and expenses	28,776
Other expenses	6,515
1,658,526

Net investment income (loss)	17,024,137

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,452,106)
Forward foreign currency exchange contract transactions	(26,757)
Futures contract transactions	(4,704,362)
Foreign currency translation transactions	(41)
(20,183,266)

Change in net unrealized appreciation (depreciation) on:
Investments	9,519,391
Forward foreign currency exchange contracts	49,727
Futures contracts	(90,650)
Translation of assets and liabilities in foreign currencies	(62)
9,478,406

Net realized and unrealized gain (loss)	(10,704,860)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,319,277

See Notes to Financial Statements.
18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$17,024,137	$27,816,225
Net realized gain (loss)	(20,183,266)	(38,954,608)
Change in net unrealized appreciation (depreciation)	9,478,406	1,826,007
Net increase (decrease) in net assets resulting from operations	6,319,277	(9,312,376)

Distributions to Shareholders
From earnings:
Investor Class	(4,648,625)	(8,340,051)
I Class	(11,571,627)	(18,296,159)
Y Class	(13,949)	(5,895)
A Class	(578,504)	(743,409)
C Class	(46,772)	(79,856)
R Class	(12,307)	(12,863)
R5 Class	(7,390)	(10,666)
R6 Class	(265,266)	(247,732)
Decrease in net assets from distributions	(17,144,440)	(27,736,631)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(146,572,521)	115,471,873

Net increase (decrease) in net assets	(157,397,684)	78,422,866

Net Assets
Beginning of period	788,427,385	710,004,519
End of period	$631,029,701	$788,427,385

See Notes to Financial Statements.
19

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.  Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
20

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

21

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.51%	0.41%	0.31%	0.51%	0.51%	0.51%	0.31%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

22

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $635,708,474, of which $375,708,593 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $868,671,070, of which $470,885,047 represented U.S. Treasury and Government Agency obligations.

23

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,807,260	$24,849,494	13,833,200	$125,068,823
Issued in reinvestment of distributions	522,283	4,607,504	923,265	8,275,565
Redeemed	(9,153,988)	(81,045,622)	(16,275,822)	(146,833,192)
	(5,824,445)	(51,588,624)	(1,519,357)	(13,488,804)
I Class
Sold	10,304,692	91,166,491	44,459,505	402,361,464
Issued in reinvestment of distributions	1,312,300	11,571,599	2,043,570	18,295,280
Redeemed	(22,318,365)	(196,865,859)	(34,273,863)	(308,559,681)
	(10,701,373)	(94,127,769)	12,229,212	112,097,063
Y Class
Sold	58,822	519,278	36,562	323,590
Issued in reinvestment of distributions	1,584	13,949	663	5,895
Redeemed	(11,017)	(97,108)	(5,616)	(50,093)
	49,389	436,119	31,609	279,392
A Class
Sold	214,520	1,893,651	2,656,799	23,605,617
Issued in reinvestment of distributions	65,580	578,288	83,196	742,988
Redeemed	(671,245)	(5,911,535)	(1,564,580)	(14,059,124)
	(391,145)	(3,439,596)	1,175,415	10,289,481
C Class
Sold	25,439	224,708	63,090	569,379
Issued in reinvestment of distributions	5,206	45,913	8,595	76,921
Redeemed	(70,678)	(623,565)	(145,875)	(1,308,747)
	(40,033)	(352,944)	(74,190)	(662,447)
R Class
Sold	22,165	195,146	56,602	511,071
Issued in reinvestment of distributions	1,393	12,275	1,423	12,694
Redeemed	(8,481)	(74,486)	(18,285)	(165,086)
	15,077	132,935	39,740	358,679
R5 Class
Sold	4,129	36,523	43,073	391,893
Issued in reinvestment of distributions	825	7,275	1,192	10,660
Redeemed	(10,815)	(95,882)	(21,351)	(192,226)
	(5,861)	(52,084)	22,914	210,327
R6 Class
Sold	399,737	3,536,019	865,149	7,796,081
Issued in reinvestment of distributions	30,008	264,649	27,707	247,624
Redeemed	(156,481)	(1,381,226)	(184,839)	(1,655,523)
	273,264	2,419,442	708,017	6,388,182
Net increase (decrease)	(16,625,127)	$(146,572,521)	12,613,360	$115,471,873

24

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$291,392,057	—
U.S. Treasury Securities	—	54,013,634	—
Collateralized Loan Obligations	—	52,319,753	—
Asset-Backed Securities	—	45,967,297	—
Collateralized Mortgage Obligations	—	22,962,293	—
Commercial Mortgage-Backed Securities	—	19,629,584	—
Bank Loan Obligations	—	8,122,155	—
Preferred Stocks	—	3,335,160	—
Sovereign Governments and Agencies	—	1,358,548	—
Short-Term Investments	—	132,453,873	—
	—	$631,554,354	—
Other Financial Instruments
Futures Contracts	$455,559	—	—
Forward Foreign Currency Exchange Contracts	—	$7,221	—
	$455,559	$7,221	—

Liabilities
Other Financial Instruments
Futures Contracts	$601,580	—	—

25

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,058,237.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $236,576,390 futures contracts purchased and $34,451,016 futures contracts sold.

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$7,221	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	49,768	Payable for variation margin on futures contracts*	—
		$56,989		—
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

26

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$(26,757)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$49,727
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(4,704,362)	Change in net unrealized appreciation (depreciation) on futures contracts	(90,650)
		$(4,731,119)		$(40,923)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$646,331,882
Gross tax appreciation of investments	$962,948
Gross tax depreciation of investments	(15,740,476)
Net tax appreciation (depreciation) of investments	$(14,777,528)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(27,074,018) and accumulated long-term capital losses of $(14,869,794), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
27

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.89	0.21	(0.13)	0.08	(0.21)	—	(0.21)	$8.76	0.80%	0.52%(4)	0.52%(4)	4.70%(4)	4.70%(4)	108%	$175,115
2023	$9.34	0.32	(0.45)	(0.13)	(0.32)	—	(0.32)	$8.89	(1.24)%	0.52%	0.52%	3.60%	3.60%	188%	$229,572
2022	$9.82	0.22	(0.38)	(0.16)	(0.24)	(0.08)	(0.32)	$9.34	(1.72)%	0.52%	0.52%	2.28%	2.28%	120%	$255,208
2021	$9.19	0.23	0.66	0.89	(0.26)	—	(0.26)	$9.82	9.74%	0.52%	0.55%	2.36%	2.33%	193%	$119,380
2020	$9.50	0.24	(0.30)	(0.06)	(0.25)	—	(0.25)	$9.19	(0.65)%	0.52%	0.61%	2.48%	2.39%	98%	$96,773
2019	$9.53	0.28	(0.02)	0.26	(0.29)	—	(0.29)	$9.50	2.75%	0.58%	0.66%	2.97%	2.89%	61%	$109,863
I Class
2023(3)	$8.89	0.21	(0.12)	0.09	(0.22)	—	(0.22)	$8.76	0.97%	0.42%(4)	0.42%(4)	4.80%(4)	4.80%(4)	108%	$417,654
2023	$9.33	0.33	(0.44)	(0.11)	(0.33)	—	(0.33)	$8.89	(1.15)%	0.42%	0.42%	3.70%	3.70%	188%	$519,131
2022	$9.82	0.23	(0.39)	(0.16)	(0.25)	(0.08)	(0.33)	$9.33	(1.62)%	0.42%	0.42%	2.38%	2.38%	120%	$430,865
2021	$9.19	0.24	0.66	0.90	(0.27)	—	(0.27)	$9.82	9.73%	0.42%	0.45%	2.46%	2.43%	193%	$166,606
2020	$9.49	0.25	(0.29)	(0.04)	(0.26)	—	(0.26)	$9.19	(0.44)%	0.42%	0.51%	2.58%	2.49%	98%	$83,287
2019	$9.53	0.29	(0.03)	0.26	(0.30)	—	(0.30)	$9.49	2.75%	0.48%	0.56%	3.07%	2.99%	61%	$13,463

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$8.89	0.22	(0.13)	0.09	(0.22)	—	(0.22)	$8.76	0.90%	0.32%(4)	0.32%(4)	4.90%(4)	4.90%(4)	108%	$715
2023	$9.34	0.40	(0.51)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.07)%	0.32%	0.32%	3.80%	3.80%	188%	$286
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$6
2021	$9.19	0.26	0.65	0.91	(0.28)	—	(0.28)	$9.82	9.93%	0.32%	0.35%	2.56%	2.53%	193%	$5,691
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.45)%	0.32%	0.41%	2.68%	2.59%	98%	$5
2019	$9.53	0.29	(0.02)	0.27	(0.30)	—	(0.30)	$9.50	2.92%	0.38%	0.46%	3.17%	3.09%	61%	$5
A Class
2023(3)	$8.89	0.20	(0.13)	0.07	(0.20)	—	(0.20)	$8.76	0.68%	0.77%(4)	0.77%(4)	4.45%(4)	4.45%(4)	108%	$22,864
2023	$9.34	0.32	(0.47)	(0.15)	(0.30)	—	(0.30)	$8.89	(1.49)%	0.77%	0.77%	3.35%	3.35%	188%	$26,690
2022	$9.82	0.20	(0.39)	(0.19)	(0.21)	(0.08)	(0.29)	$9.34	(1.96)%	0.77%	0.77%	2.03%	2.03%	120%	$17,050
2021	$9.19	0.21	0.66	0.87	(0.24)	—	(0.24)	$9.82	9.46%	0.77%	0.80%	2.11%	2.08%	193%	$20,397
2020	$9.50	0.21	(0.29)	(0.08)	(0.23)	—	(0.23)	$9.19	(0.90)%	0.77%	0.86%	2.23%	2.14%	98%	$13,826
2019	$9.53	0.26	(0.03)	0.23	(0.26)	—	(0.26)	$9.50	2.50%	0.83%	0.91%	2.72%	2.64%	61%	$5,870

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.89	0.16	(0.12)	0.04	(0.17)	—	(0.17)	$8.76	0.30%	1.52%(4)	1.52%(4)	3.70%(4)	3.70%(4)	108%	$2,330
2023	$9.34	0.23	(0.45)	(0.22)	(0.23)	—	(0.23)	$8.89	(2.23)%	1.52%	1.52%	2.60%	2.60%	188%	$2,722
2022	$9.82	0.13	(0.39)	(0.26)	(0.14)	(0.08)	(0.22)	$9.34	(2.70)%	1.52%	1.52%	1.28%	1.28%	120%	$3,550
2021	$9.19	0.14	0.65	0.79	(0.16)	—	(0.16)	$9.82	8.65%	1.52%	1.55%	1.36%	1.33%	193%	$2,926
2020	$9.50	0.14	(0.29)	(0.15)	(0.16)	—	(0.16)	$9.19	(1.63)%	1.52%	1.61%	1.48%	1.39%	98%	$1,605
2019	$9.53	0.19	(0.03)	0.16	(0.19)	—	(0.19)	$9.50	1.73%	1.58%	1.66%	1.97%	1.89%	61%	$1,090
R Class
2023(3)	$8.90	0.19	(0.14)	0.05	(0.19)	—	(0.19)	$8.76	0.55%	1.02%(4)	1.02%(4)	4.20%(4)	4.20%(4)	108%	$656
2023	$9.34	0.30	(0.46)	(0.16)	(0.28)	—	(0.28)	$8.90	(1.74)%	1.02%	1.02%	3.10%	3.10%	188%	$532
2022	$9.82	0.18	(0.39)	(0.21)	(0.19)	(0.08)	(0.27)	$9.34	(2.21)%	1.02%	1.02%	1.78%	1.78%	120%	$187
2021	$9.19	0.18	0.66	0.84	(0.21)	—	(0.21)	$9.82	9.20%	1.02%	1.05%	1.86%	1.83%	193%	$363
2020	$9.50	0.19	(0.29)	(0.10)	(0.21)	—	(0.21)	$9.19	(1.14)%	1.02%	1.11%	1.98%	1.89%	98%	$195
2019	$9.53	0.24	(0.03)	0.21	(0.24)	—	(0.24)	$9.50	2.24%	1.08%	1.16%	2.47%	2.39%	61%	$671

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$8.89	0.22	(0.13)	0.09	(0.22)	—	(0.22)	$8.76	0.90%	0.32%(4)	0.32%(4)	4.90%(4)	4.90%(4)	108%	$272
2023	$9.34	0.35	(0.46)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.05)%	0.32%	0.32%	3.80%	3.80%	188%	$329
2022	$9.82	0.24	(0.38)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$131
2021	$9.19	0.24	0.67	0.91	(0.28)	—	(0.28)	$9.82	9.84%	0.32%	0.35%	2.56%	2.53%	193%	$26
2020	$9.50	0.26	(0.30)	(0.04)	(0.27)	—	(0.27)	$9.19	(0.33)%	0.32%	0.41%	2.68%	2.59%	98%	$225
2019	$9.53	0.28	—(5)	0.28	(0.31)	—	(0.31)	$9.50	2.96%	0.38%	0.46%	3.17%	3.09%	61%	$226
R6 Class
2023(3)	$8.90	0.22	(0.13)	0.09	(0.22)	—	(0.22)	$8.77	1.04%	0.27%(4)	0.27%(4)	4.95%(4)	4.95%(4)	108%	$11,423
2023	$9.34	0.36	(0.46)	(0.10)	(0.34)	—	(0.34)	$8.90	(1.00)%	0.27%	0.27%	3.85%	3.85%	188%	$9,165
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.47)%	0.27%	0.27%	2.53%	2.53%	120%	$3,008
2021	$9.19	0.27	0.64	0.91	(0.28)	—	(0.28)	$9.82	10.01%	0.27%	0.30%	2.61%	2.58%	193%	$267
2020	$9.50	0.26	(0.29)	(0.03)	(0.28)	—	(0.28)	$9.19	(0.39)%	0.27%	0.36%	2.73%	2.64%	98%	$184
2019	$9.53	0.29	(0.01)	0.28	(0.31)	—	(0.31)	$9.50	3.01%	0.33%	0.41%	3.22%	3.14%	61%	$164

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
33

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

34

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

35

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
36

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

37

Notes

38

Notes

39

Notes
40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 2311

Semiannual Report

September 30, 2023

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Yields	Investor Class	A Class	C Class
7-Day Current Yield	4.98%	4.73%	4.23%
7-Day Effective Yield	5.10%	4.84%	4.32%

Portfolio at a Glance
Weighted Average Maturity	41 days
Weighted Average Life	87 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	71%
31-90 days	18%
91-180 days	2%
More than 180 days	9%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.90	$2.33	0.46%
A Class	$1,000	$1,022.60	$3.59	0.71%
C Class	$1,000	$1,020.00	$6.11	1.21%
Hypothetical
Investor Class	$1,000	$1,022.70	$2.33	0.46%
A Class	$1,000	$1,021.45	$3.59	0.71%
C Class	$1,000	$1,018.95	$6.11	1.21%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 40.4%
12th & Yesler Owner LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	$13,000,000	$13,000,000
1450 Midvale Investors LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	9,855,000	9,855,000
1834 Bentley Investors LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	7,840,000	7,840,000
2140 Bentley Investors LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	4,225,000	4,225,000
412 Madison LLC, VRDN, 5.46%, 10/6/23 (LOC: FNMA)	17,500,000	17,500,000
500 Columbia Place LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	23,000,000	23,000,000
Anton Santa Cruz LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	26,835,000	26,791,563
Barbour Issuing Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	9,005,000	9,005,000
CG-USA Simi Valley LP, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	23,300,000	23,300,000
Champion Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	4,000,000	4,000,000
Dennis Wesley Co., Inc., VRDN, 5.55%, 10/6/23 (LOC: FHLB)	1,535,000	1,535,000
EPR GO Zone Holdings LLC, VRDN, 5.47%, 10/6/23 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 5.46%, 10/11/23 (LOC: FHLB)	9,550,000	9,550,000
Gold River 659 LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	18,500,000	18,500,000
Housing Venture I LP, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	9,345,000	9,345,000
Jefferson Centerpointe LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	7,300,000	7,300,000
JL Irrevocable Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	8,275,000	8,275,000
Johnston Family Insurance LLC, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	4,035,000	4,035,000
KDF Glenview LP, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	3,950,000	3,950,000
Krawitz Family Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	2,480,000	2,480,000
Lee Bason Family Insurance Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	7,240,000	7,240,000
Marvin J Base 2019 Irrevocable Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	2,985,000	2,985,000
Santa Monica Ocean Park Partners LP, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	8,320,000	8,320,000
Sheryl P Werner Irrevocable Trust, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	3,830,000	3,830,000
SRM Culver City LP, VRDN, 5.46%, 10/9/23 (LOC: FHLB)	30,450,000	30,450,000
SRMHayward LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	16,700,000	16,700,000
Synergy Colgan Creek LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	10,300,000	10,300,000
TSManion LLC, VRDN, 5.45%, 10/6/23 (LOC: FHLB)	2,140,000	2,140,000
Varenna Care Center LP, VRDN, 5.46%, 10/11/23 (LOC: FHLB)	2,850,000	2,850,000
West Valley MC LLC, VRDN, 5.46%, 10/6/23 (LOC: FHLB)	13,500,000	13,500,000
TOTAL CORPORATE BONDS		326,796,563
U.S. TREASURY SECURITIES(1) — 37.2%
U.S. Treasury Bills, 5.35%, 10/3/23	8,715,000	8,713,723
U.S. Treasury Bills, 5.35%, 10/10/23	40,260,000	40,212,786
U.S. Treasury Bills, 5.37%, 10/12/23	28,000,000	27,958,840
U.S. Treasury Bills, 5.36%, 10/17/23	25,000,000	24,944,969
U.S. Treasury Bills, 5.35%, 10/19/23	8,675,000	8,653,368
U.S. Treasury Bills, 5.36%, 10/24/23	22,700,000	22,626,682
6

	Principal Amount	Value
U.S. Treasury Bills, 5.35%, 10/26/23	$5,470,000	$5,450,746
U.S. Treasury Bills, 5.35%, 11/2/23	10,000,000	9,954,533
U.S. Treasury Bills, 5.35%, 11/7/23	43,680,000	43,449,351
U.S. Treasury Bills, 5.32%, 11/9/23	10,000,000	9,944,657
U.S. Treasury Bills, 5.37%, 11/14/23	20,000,000	19,873,508
U.S. Treasury Bills, 5.37%, 11/24/23	6,000,000	5,953,183
U.S. Treasury Bills, 5.39%, 12/7/23	7,000,000	6,931,791
U.S. Treasury Bills, 5.38%, 12/12/23	20,000,000	19,790,550
U.S. Treasury Bills, 5.38%, 12/19/23	10,000,000	9,885,058
U.S. Treasury Bills, 5.39%, 12/21/23	1,995,000	1,971,427
U.S. Treasury Bills, 5.39%, 12/26/23	15,000,000	14,811,761
U.S. Treasury Bills, 5.39%, 1/16/24	8,110,000	7,982,961
U.S. Treasury Bills, 5.41%, 1/23/24	5,000,000	4,916,192
U.S. Treasury Notes, VRN, 5.53%, (3-month USBMMY plus 0.13%), 7/31/25	7,000,000	6,992,943
TOTAL U.S. TREASURY SECURITIES		301,019,029
U.S. GOVERNMENT AGENCY SECURITIES(1) — 19.6%
Adjustable-Rate U.S. Government Agency Securities — 9.7%
Federal Farm Credit Banks Funding Corp., VRN, 5.39%, (3-month USBMMY minus 0.02%), 1/29/24	3,000,000	3,001,132
Federal Farm Credit Banks Funding Corp., VRN, 5.36%, (SOFR plus 0.05%), 3/8/24	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.36%, (SOFR plus 0.05%), 4/12/24	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.40%, (Prime rate minus 3.10%), 8/26/24	5,000,000	4,999,111
Federal Farm Credit Banks Funding Corp., VRN, 5.40%, (SOFR plus 0.09%), 9/23/24	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.50%, (SOFR plus 0.19%), 12/27/24	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.49%, (SOFR plus 0.18%), 1/17/25	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.49%, (SOFR plus 0.18%), 3/20/25	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.47%, (SOFR plus 0.16%), 8/4/25	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 5.48%, (SOFR plus 0.17%), 8/4/25	15,000,000	14,999,889
Federal Home Loan Bank, VRN, 5.41%, (SOFR plus 0.10%), 10/6/23	5,000,000	5,000,000
Federal Home Loan Bank, VRN, 5.44%, (SOFR plus 0.13%), 2/3/25	10,000,000	10,000,000
		78,000,132
Fixed-Rate U.S. Government Agency Securities — 9.9%
Federal Farm Credit Banks Funding Corp., 5.57%, 7/5/24	5,000,000	5,000,000
Federal Home Loan Bank, 5.30%, 12/15/23	7,500,000	7,500,000
Federal Home Loan Bank, 5.34%, 4/26/24	7,500,000	7,500,000
Federal Home Loan Bank, 5.40%, 4/26/24	10,000,000	10,000,000
Federal Home Loan Bank, 5.32%, 5/8/24	10,000,000	10,000,000
Federal Home Loan Bank, 5.50%, 6/7/24	12,000,000	12,000,000
Federal Home Loan Bank, 5.50%, 6/28/24	8,000,000	8,000,000
Federal Home Loan Bank, 5.55%, 6/28/24	5,000,000	5,000,000
Federal Home Loan Bank, 5.65%, 7/12/24	5,000,000	5,000,000
Federal Home Loan Bank, 5.55%, 8/8/24	10,000,000	10,000,000
		80,000,000
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		158,000,132
7

	Principal Amount	Value
MUNICIPAL SECURITIES — 4.7%
Downtown Bainbridge Development Authority Rev., (Rivertown Development LLC), VRDN, 5.51%, 10/6/23 (LOC: First Port City Bank)(SBBPA: FHLB)(2)	$4,000,000	$4,000,000
Evergreen-Conecuh Capital Improvement Cooperative District Rev., (Evergreen Hopitality LLC), VRDN, 5.60%, 10/6/23 (LOC: Southpoint Bank and FHLB)(2)	8,850,000	8,850,000
Public Finance Authority Rev., (Brannan Associates LLC), VRDN, 5.35%, 10/6/23 (LOC: East West Bank and FHLB)	12,320,000	12,320,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, Series B, 5.35%, 10/6/23 (LOC: East West Bank and FHLB)	9,200,000	9,200,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, Series B, 5.44%, 10/6/23 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
TOTAL MUNICIPAL SECURITIES		37,795,000
TOTAL INVESTMENT SECURITIES — 101.9%		823,610,724
OTHER ASSETS AND LIABILITIES — (1.9)%		(15,548,934)
TOTAL NET ASSETS — 100.0%		$808,061,790

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,850,000, which represented 1.6% of total net assets.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$823,610,724
Cash	14,645
Receivable for investments sold	1,050,000
Receivable for capital shares sold	540,022
Interest receivable	3,491,641
828,707,032

Liabilities
Payable for investments purchased	12,965,000
Payable for capital shares redeemed	7,364,357
Accrued management fees	300,249
Distribution and service fees payable	15,636
20,645,242

Net Assets	$808,061,790

Net Assets Consist of:
Capital paid in	$808,271,635
Distributable earnings (loss)	(209,845)
$808,061,790

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$731,304,995	731,624,485	$1.00
A Class	$76,434,319	76,454,729	$1.00
C Class	$322,476	322,581	$1.00

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,947,120

Expenses:
Management fees	1,648,845
Distribution and service fees:
A Class	96,654
C Class	1,169
Trustees' fees and expenses	27,829
1,774,497

Net investment income (loss)	17,172,623

Net realized gain (loss) on investment transactions	(18,078)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,154,545

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$17,172,623	$15,959,889
Net realized gain (loss)	(18,078)	(142,286)
Net increase (decrease) in net assets resulting from operations	17,154,545	15,817,603

Distributions to Shareholders
From earnings:
Investor Class	(15,444,024)	(14,106,455)
A Class	(1,723,992)	(1,604,528)
C Class	(6,172)	(6,745)
G Class	—	(242,160)
Decrease in net assets from distributions	(17,174,188)	(15,959,888)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	173,089,396	(44,982,713)

Net increase (decrease) in net assets	173,069,753	(45,124,998)

Net Assets
Beginning of period	634,992,037	680,117,035
End of period	$808,061,790	$634,992,037

See Notes to Financial Statements.
11

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge. On January 13, 2023, there were no outstanding G Class shares and the fund discontinued offering G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

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Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACC and its subsidiaries own 41% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended September 30, 2023 was 0.45%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

13

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	650,584,046	$650,584,046	1,403,296,820	$1,403,296,820
Issued in reinvestment of distributions	15,444,024	15,444,024	14,106,455	14,106,455
Redeemed	(490,058,723)	(490,058,723)	(1,444,018,756)	(1,444,018,756)
	175,969,347	175,969,347	(26,615,481)	(26,615,481)
A Class
Sold	12,852,921	12,852,921	39,336,933	39,336,933
Issued in reinvestment of distributions	1,723,992	1,723,992	1,604,528	1,604,528
Redeemed	(17,473,560)	(17,473,560)	(40,549,816)	(40,549,816)
	(2,896,647)	(2,896,647)	391,645	391,645
C Class
Sold	155,105	155,105	371,292	371,292
Issued in reinvestment of distributions	6,172	6,172	6,745	6,745
Redeemed	(144,581)	(144,581)	(302,956)	(302,956)
	16,696	16,696	75,081	75,081
G Class	N/A
Sold			8,260,770	8,260,770
Issued in reinvestment of distributions			231,610	231,610
Redeemed			(27,326,338)	(27,326,338)
			(18,833,958)	(18,833,958)
Net increase (decrease)	173,089,396	$173,089,396	(44,982,713)	$(44,982,713)

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

14

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(185,588) and accumulated long-term capital losses of $(4,614), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.39%	0.46%(4)	0.46%(4)	4.74%(4)	4.74%(4)	$731,305
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.22%	0.46%	0.46%	2.21%	2.21%	$555,354
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.45%	0.01%	(0.34)%	$582,093
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.16%	0.45%	0.02%	(0.27)%	$583,956
2020	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.56%	0.46%	0.46%	1.56%	1.56%	$845,564
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.67%	0.46%	0.46%	1.65%	1.65%	$851,334
A Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.26%	0.71%(4)	0.71%(4)	4.49%(4)	4.49%(4)	$76,434
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.99%	0.69%	0.71%	1.98%	1.96%	$79,333
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	0.70%	0.01%	(0.59)%	$78,959
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.70%	0.02%	(0.52)%	$89,103
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.31%	0.71%	0.71%	1.31%	1.31%	$82,410
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.41%	0.71%	0.71%	1.40%	1.40%	$67,516

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.00%	1.21%(4)	1.21%(4)	3.99%(4)	3.99%(4)	$322
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.58%	1.13%	1.21%	1.54%	1.46%	$306
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.10%	1.20%	0.01%	(1.09)%	$231
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	1.20%	0.01%	(1.02)%	$196
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	1.20%	1.21%	0.82%	0.81%	$396
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.91%	1.21%	1.21%	0.90%	0.90%	$77

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2023 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
18

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

19

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was below the median of the net prospectus expense ratios of the Fund's peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 2311

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 29, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2023